As filed with the Securities and Exchange Commission on April 25, 2012

Registration Nos. 333-167372 and 811-04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 2	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 86	☒

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel — Securities

Western & Southern Financial Group, Inc.

400 Broadway

Cincinnati, Ohio 45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: VAROOM® Flexible Premium Variable Annuity

VAROOM® Variable Annuity

May 1, 2012

National Integrity Life Insurance Company

Separate Account I of National Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract.  This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement containing additional information about Separate Account I and this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2012, has been filed with the SEC (file numbers 811-04846 and 333-167372).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary.  You will find the table of contents for the SAI at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of this Public Reference Room, please call 202-551-8090.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.  You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov using the file numbers referenced above.

The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs).  This contract does not provide the tax advantages typically provided by an annuity contract.  The tax advantages of this contract exist solely through its qualification as an IRA.

Except for the Vanguard Variable Insurance Fund Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.

Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.  These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.

If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions.  You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit.  Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

You may invest your premiums in any of the Subaccounts listed below.

Equity Subaccounts

iShares® S&P 500 Index Fund

iShares® S&P 500 Growth Index Fund

iShares® S&P 500 Value Index Fund

iShares® S&P MidCap 400 Index Fund

iShares® S&P SmallCap 600 Index Fund

Vanguard® Dividend Appreciation Index Fund, ETF Shares

Vanguard® Large-Cap Index Fund, ETF Shares

Vanguard® Mega Cap 300 Index Fund, ETF Shares

Fixed Income Subaccounts

iShares® Barclays Aggregate Bond Fund

iShares® Barclays Intermediate Credit Bond Fund

iShares® Barclays TIPS Bond Fund

iShares® iBoxx $ High Yield Corporate Bond Fund

Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares

Vanguard® Short-Term Bond Index Fund, ETF Shares

Vanguard® Total Bond Market Index Fund, ETF Shares

Vanguard® Variable Insurance Fund Money Market Portfolio

International and Alternative Subaccounts

iShares® S&P/Citigroup International Treasury Bond Fund

Vanguard® Emerging Markets Stock Index Fund, ETF Shares

Vanguard® Tax-Managed International Fund, MSCI EAFE ETF Shares

Vanguard® REIT Index Fund, ETF Shares

iShares is a registered mark of BlackRock Fund Advisors or its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BlackRock.  National Integrity’s variable annuities are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of National Integrity’s variable annuities or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity’s variable annuities.

Vanguard is a trademark of The Vanguard Group, Inc.

We seek to protect our proprietary position by, among other methods, filing United States patent applications related to our proprietary business processes, technology, inventions and improvements that are important to the development of our business, and to prevent others from infringing upon our proprietary rights.  To that end, we have filed for patent protection of this investment product and its related business processes with the United States Patent and Trademark Office, so that this investment product and the business processes related to it may be accurately characterized as patent pending.

TABLE OF CONTENTS

Page VN-
Glossary	5
Part 1 - Fees and Expense Tables and Summary of Contract	7
Fees and Expenses	7
Contract Owner Transaction Expenses	7
Separate Account Annual Expenses	7
Total Annual Fund Operating Expenses	7
Examples	9
Accumulation Unit Values	9
Summary of Contract	10
This Contract is an IRA	10
Parties to the Contract	10
Your Rights and Benefits	10
Investment Goals and Risks	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	12
Part 2 — National Integrity and the Separate Account	12
National Integrity Life Insurance Company	12
Separate Account I	12
Subaccounts	13
Distribution of Variable Annuity Contracts	13
ETF Custodian	13
Changes in How We Operate	13
Part 3 - Your Investment Options	14
The Fund Families and the Funds	14
Static Asset Allocation Models	18
The Fixed Account	19
Part 4 - Deductions and Charges	19
Separate Account Charges	19
Fund Expenses	20
Withdrawal Charge	20
Reduction or Elimination of the Withdrawal Charge	21
Commission Allowance and Additional Payments to Distributors	21
Optional Benefit Charges	21
Tax Reserve	21
State Premium Tax	22
Part 5 - Terms of Your Variable Annuity	22
Purchasing the Contract	22
Premium Payments	22
Units in Our Separate Account	23
How We Determine Unit Value	24
Allocations and Transfers	24
Detrimental Effect of Trading on Unit Values	25
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	25
Withdrawals	25
Free Withdrawal Amount	26
Timing of Payment of a Withdrawal or Surrender	27
Assignments	27
Death Benefit	27
Spousal Continuation	28
Selecting and Changing Your Beneficiary	29

Filing Death Claims	29
Maturity Date and Annuity Option	29
Annuity Payments	30
How You Make Requests and Give Instructions	30
Part 6 — Optional Benefits	31
Guaranteed Lifetime Withdrawal Benefit	31
Lifetime Payout Amount	31
Nonguaranteed Withdrawal	32
Other Important Facts about Withdrawals	33
GLWB Rider Charge	34
GLWB Investment Strategies	34
Allocations and Transfers for the GLWB	36
Withdrawal Protection for Required Minimum Distributions	36
Continuation of the Spousal GLWB at Owner’s Death	36
Guaranteed Payment Phase	37
Cancellation and Termination of Rider	37
Additional Rules	38
Additional Rules that Apply to the Spousal GLWB Rider	38
Examples	38
Part 7 - Voting Rights	39
How Fund Shares Are Voted	39
How We Determine Your Voting Shares	39
Part 8 - Tax Aspects of the Contract	39
Tax Status of the Contract	39
Types of IRAs	40
Rollovers and Transfers	40
Early Distributions	41
Required Minimum Distributions (RMD)	41
Inherited IRAs	42
Federal and State Income Tax Withholding	43
Tax Status of the Company	43
Transfers Among Subaccounts	43
Seek Tax Advice	43
Part 9 - Additional Information	43
Systematic Withdrawal Program	43
Income Plus Withdrawal Program	44
Choices Plus Required Minimum Distribution Program	44
Systematic Transfer Program	45
Customized Asset Rebalancing Program	45
Legal Proceedings	46
Table of Contents of Statement of Additional Information	46
Appendices	47
Appendix A — Financial Information for Separate Account I of National Integrity	47
Appendix B — Withdrawal Charge Examples	56
Appendix C — Illustrations of Guaranteed Lifetime Withdrawal Benefit	58

GLOSSARY

Account Value - the value of your contract, which consists of the value of your Investment Options added together.

Administrative Office - the address you are required to use to make requests and give instructions about your variable annuity:

Mail:	Phone:
National Integrity Life Insurance Company 15 Matthews Street, #200, Goshen, New York 10924	1-800-433-1778

Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.

Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.

Annuity Option - an arrangement under which income payments are made.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.

Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Exchange-Traded Funds (ETFs) - a type of investment fund that tracks an index, a commodity or basket of assets, and which trades like a stock on an exchange.

Fixed Account - an Investment Option offering a fixed rate of return.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund - an investment in which a Subaccount invests; all Funds in this Annuity are ETFs, except the Vanguard Variable Insurance Fund Money Market Portfolio.

General Account - the Company’s account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Internal Revenue Code.

Maturity Date - the 100th birthday of the Annuitant named on the Contract Date.  The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.

Processing Office — 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, #200, Goshen, New York 10924.

Rider - a supplement to your contract that provides optional benefits at an additional cost.

Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches age 70½; this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA.

Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.

Separate Account - Separate Account I of National Integrity Life Insurance Company.  Its assets are segregated from the General Account by National Integrity and divided into Subaccounts.

Subaccounts - Investment Options available to you under the contract other than the Fixed Account.  Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.

Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.

Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Subaccount.

Unit Value - value of each Unit calculated on each Business Day.

Part 1 — Fees and Expense Tables and Summary of Contract

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the maximum fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Subaccounts.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge) as a percentage of premiums(2)	7%

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Fund Operating Expenses.

Separate Account Annual Expenses (as a percentage of average Account Value in Subaccounts)

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge	1.00%	1.00%
Administration Charge	0.75%	0.75%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	0.80%
Highest Possible Total Separate Account Annual Expenses(3), (4)	3.25%	2.55%

Total Annual Fund Operating Expenses

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum: 0.09%	Maximum: 0.50%

Details of the Fund operating expenses are on the next page.

(1)  State premium taxes currently range from 0 to 1.0%.

(2)  The withdrawal charge decreases over time and is eliminated for each premium after it reaches 5 years old.  See Part 4.

(3)  Assessed daily on the Account Value in the Subaccounts.

(4)  You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.  Therefore the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.

Total Annual Fund Operating Expenses (continued)

Gross annual Fund expenses(1) as a percentage of average net assets in each Fund:

Fund	Management Fees	12b-1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses

Equity Subaccounts:
iShares S&P 500 Index Fund (2)	0.09%	0.00%	0.00%	0.00%	0.09%
iShares S&P 500 Growth Index Fund (2)	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P 500 Value Index Fund (2)	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P MidCap 400 Index Fund (2), (3)	0.20%	0.00%	0.00%	0.01%	0.21%
iShares S&P SmallCap 600 Index Fund (2)	0.20%	0.00%	0.00%	0.00%	0.20%
Vanguard Dividend Appreciation Index Fund, ETF Shares	0.15%	0.00%	0.03%	0.00%	0.18%
Vanguard Large-Cap Index Fund, ETF Shares	0.08%	0.00%	0.04%	0.00%	0.12%
Vanguard Mega Cap 300 Index Fund, ETF Shares	0.07%	0.00%	0.05%	0.00%	0.12%

Fixed Income Subaccounts:
iShares Barclays Aggregate Bond Fund (2), (3)	0.20%	0.00%	0.00%	0.02%	0.22%
iShares Barclays Intermediate Credit Bond Fund (2)	0.20%	0.00%	0.00%	0.00%	0.20%
iShares Barclays TIPS Bond Fund (2)	0.20%	0.00%	0.00%	0.00%	0.20%
iShares iBoxx $ High Yield Corporate Bond Fund (2)	0.50%	0.00%	0.00%	0.00%	0.50%
Vanguard Intermediate-Term Corporate Bond Index, ETF Shares	0.10%	0.00%	0.04%	0.00%	0.14%
Vanguard Short-Term Bond Index Fund, ETF Shares	0.08%	0.00%	0.03%	0.00%	0.11%
Vanguard Total Bond Market Index Fund, ETF Shares	0.08%	0.00%	0.03%	0.00%	0.11%
Vanguard Variable Insurance Fund Money Market Portfolio (4)	0.14%	0.00%	0.04%	0.00%	0.18%

International and Alternative Subaccounts:
iShares S&P/Citigroup International Treasury Bond Fund (2)	0.35%	0.00%	0.00%	0.00%	0.35%
Vanguard Emerging Markets Stock Index Fund, ETF Shares	0.11%	0.00%	0.09%	0.00%	0.20%
Vanguard Tax-Managed International, MSCI EAFE ETF Shares	0.07%	0.00%	0.05%	0.00%	0.12%
Vanguard REIT Index Fund, ETF Shares	0.09%	0.00%	0.03%	0.00%	0.12%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund.  We have not independently verified the information.  Current or future expenses may be greater or less than those shown.  More details concerning each Fund’s fees and expenses are contained in the prospectus for each Fund.

(2)The iShares Trust’s investment advisory agreement provides that the Fund’s advisors will pay all operating expenses of the Fund, except interest expense, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

(3) “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies.  The effect of Acquired Fund Fees and Expenses is included in the total returns of the Fund.

(4) Vanguard and the portfolio’s board have agreed to temporarily limit certain net operating expense in excess of the Portfolio’s daily yield so as to maintain a zero or positive yield for the portfolio. Vanguard and the portfolio’s board may terminate the expense limitation at any time.”

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000(5) in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual return may be higher or lower.

Highest Cost Example with Rider

The following example includes the maximum mortality and expense risk charge, administration charge withdrawal charge, and maximum Fund operating expenses; it also assumes you elect the GLWB Rider at the maximum charge.  If the current charge of the GLWB Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,092	$1,789	$2,403	$4,116

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$392	$1,189	$2,003	$4,116

Highest Cost Example without Rider

The following example includes the maximum mortality and expense risk charge, administration charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you do not elect the GLWB Rider.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$935	$1,325	$1,641	$2,654

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$235	$725	$1,241	$2,654

Accumulation Unit Values

See Appendix A

(5)  This contract requires a minimum initial premium of $25,000.

Summary of Contract

This Contract is an IRA

This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code.  The contract itself does not provide the tax advantages typically provided by a variable annuity.  The tax advantages available with this contract exist solely through the contract’s qualification as an IRA.

You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.

You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly though the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.

Parties to the Contract

•                  National Integrity Life Insurance Company - “We,” “our,”  “us,” “the Company” and “National Integrity” mean National Integrity Life Insurance Company.

•                  Owner - “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  Because this contract is an IRA, joint owners are not allowed and you may not transfer ownership.

•                  Annuitant — You are the Annuitant, the person whose life is used to determine the Maturity Date of the contract and the amount of the annuity benefit, when elected.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.  Joint Annuitants are not allowed until an Annuity Option is elected and will have no effect until the Annuity Date.

•                  Beneficiary - The beneficiary is the person or persons who will receive the Death Benefit upon your death prior to the Annuity Date.  See Part 5, sections titled “Death Benefit” and “Selecting and Changing Your Beneficiary.”

•                  Custodial Account - If the contract is purchased through an established IRA custodial account, the contract owner will be considered the account, the Annuitant will generally be you as the account owner, and the account must be the beneficiary.

•                  Covered Person - A person covered under one of the GLWB Riders.  See Part 6.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5.

•                  To invest your premiums in the Investment Options.  See Part 3.

•                  To elect the optional benefits available at the time you purchase the annuity contract (for an additional cost).  See Part 6.

•                  To elect an Annuity Option.  See Part 5, section titled “Maturity Date and Annuity Option.”

•                  To name one or more beneficiaries to receive the Death Benefit.  See Part 5, sections titled “Death Benefit” and “Selecting and Changing Your Beneficiary.”  If the owner is a trust, custodian or other entity, the owner must name itself as the beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Transfers among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”

An investment in any of the Subaccounts carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Subaccounts invest in ETFs (except Vanguard Variable Insurance Fund Money Market Portfolio), many of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.  Some of the Subaccounts invest in Funds that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.”  High yield securities may be subject to greater levels of credit or default risk than higher-rated securities.  Some of the Subaccounts also invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of these securities.  Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Shares of ETFs may trade at a discount from their net asset value in the secondary market.  This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.  The amount of such discount from net asset value is subject to change from time to time in response to various factors.

The services of Mid Atlantic Trust Company (MATC) and third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).  See more about Mid Atlantic Trust Company in Part 2, section titled “ETF Custodian.”

For a complete discussion of the risks associated with investing in any particular Subaccount, see the prospectus of the corresponding Fund.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Subaccount will go up or down in value depending on the investment experience of the Fund.  The value of premiums allocated to the Subaccounts is not guaranteed.  Your Account Value also is subject to charges.  See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge and applicable premium tax.  See Part 4.

Your minimum Account Value is $5,000 if this Contract is issued in New York and $2,000 if this Contract is issued in any other state.  If the Account Value goes below the minimum Account Value and we have received no premiums from you for three years if this Contract is issued in New York and two years if this Contract is issued in any other state, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to contribute additional premium if you wish to keep your contract in force.  The minimum Account Value does not apply if you have a GLWB Rider.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original premium depending upon the investment experience of the Subaccounts you selected and any applicable charges.  You bear the investment risk, as well as any fees and charges incurred, during the free look period.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your premium, or some amount other than your Account Value.  In that case, we will return the greater of the amount required by state law and your Account Value.

Part 2 — National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company organized under the laws of New York on November 22, 1968.  Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  We are authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Accounts, and the portion of the Death Benefit, Annuity Option and any guaranteed amounts under a Rider, which are in excess of the Account Value.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I

Separate Account I of National Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).

Under New York law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your contract.  National Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

Subaccounts

The Separate Account is divided into Subaccounts.  Each Subaccount invests in shares of a Fund with the same name.  The Subaccounts available in this contract are listed in Part 3.  We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.

Each Subaccount available in this contract (except for the Vanguard Variable Insurance Fund Money Market Portfolio) invests in the shares of a distinct ETF.  Each ETF available through a Subaccount is a registered investment company.  ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc.  ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.

Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index.  The returns on the ETF shares will not precisely correlate with the performance of the index.  You cannot invest directly in an index.  You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than those of most variable annuities on the market today.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

ETF Custodian

Mid Atlantic Trust Company (MATC), a South Dakota registered non-depository trust company, is the custodian for the ETFs held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.  We pay for these services under an agreement with MATC.  The third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange.  Fees for the services of the third-party broker-dealers are paid by MATC.

The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional contributions into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).  .

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the Funds or Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, substitute, close, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;

•                  operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus.  If you purchase one of the GLWB Riders, your Investment Options are limited.  See Part 6.

Each Subaccount invests in the shares of a distinct Fund.  Each Subaccount and its corresponding Fund share the same name.  The value of your Subaccount will vary with the performance of the corresponding Fund.  For a full description of each Fund, see that Fund’s prospectus and SAI.

The Fund Families and the Funds

Below is a description of each Fund family, iShares® and The Vanguard Group, followed by a brief description of each Fund.  Each Fund has a separate prospectus and SAI that provides more details about management fees and other expenses deducted from each Fund, the Fund’s principal investment strategies and the risks associated with investing.  For a prospectus containing complete information on any Fund, including the risks associated with investing, call our Administrative Office toll-free at 1-800-433-1778.

iShares®

iShares Trust is a registered investment company that consists of separate investment portfolios called Funds.  All the Funds listed below are ETFs.  BlackRock Fund Advisors (BFA), 400 Howard Street, San Francisco, CA 94105, is the investment advisor to each Fund listed in this section.  BFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective.  Unlike many investment companies, the advisor does not try to “beat” the index it tracks.  Each Fund generally invests at least 90% of its assets in securities of the underlying index and depositary receipts representing securities of the underlying index.  The Fund may invest the remainder of its assets in securities not included in its underlying index but which BFA believes will help the Fund track its underlying index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market Funds advised by BFA.  BFA uses a representative sampling indexing strategy to manage each Fund as described in the Fund’s prospectus.

The Vanguard Group, Inc.

The Vanguard Group, Inc. is a family of investment companies.  Many of the investment companies offer ETF shares, including all those listed below, except Vanguard Variable Insurance Fund Money Market Portfolio.  Each corresponding Subaccount invests in the ETF share class.  The Vanguard Group, Inc., P.O. Box 2600 Valley Forge, PA 19482, is the investment advisor to each Fund listed in this section.

Equity Funds:

iShares® S&P 500 Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index®.  This index measures the performance of the large-capitalization sector of the U.S. equity market.  As of May 31, 2011, the index included approximately 80% of the market capitalization of all publicly-traded U.S. securities.  The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

iShares® S&P 500 Growth Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Growth Index.  This index measures the performance of the large-capitalization growth sector of the U.S. equity market.  It is a subset of the S&P 500 Index® and consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics, as determined by the index provider, representing approximately 51% of the market capitalization of the S&P 500 Index as of May 31, 2011.

iShares® S&P 500 Value Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Value Index.  This index measures the performance of the large-capitalization value sector of the U.S. equity market.  It is a subset of the S&P 500 Index® and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 49% of the market capitalization of the S&P 500 Index as of May 31, 2011.

iShares® S&P MidCap 400 Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Index.  This index measures the performance of the mid-capitalization sector of the U.S. equity market.  As of May 31, 2011, the index included approximately 8% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $1 billion and $4.4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.

iShares® S&P SmallCap 600 Index Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Index.  This index measures the performance of the small-capitalization sector of the U.S. equity market.  As of May 31, 2011, the index included approximately 3% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $300 million and $1.4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

Vanguard Dividend Appreciation Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Dividend Achievers Select Index (provider: Mergent, Inc.), which consists of common stocks of companies that have a record of increasing dividends over time.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Large-Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the MSCI® US Prime Market 750 Index, a broadly diversified index predominantly made up of stocks of large U.S. companies.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Mega Cap 300 Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the MSCI® US Large Cap 300 Index.  The index is a free-float adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization stocks.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Fixed Income Funds:

iShares® Barclays Aggregate Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index.  The index measures the performance of the total United States investment grade bond market.  As of May 31, 2011, there were 7,979 issues in the index.  The index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  The securities in the index have $250 million or more of outstanding face value and have at least one year remaining to maturity.  In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the index.  The index is market capitalization weighted and the securities in the index are updated on the last calendar day of each month.

iShares® Barclays Intermediate Credit Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index.  The index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.  As of May 31, 2011, there were 3,138 issues in the index.  The index includes investment grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years and have $250 million or more of outstanding face value.  In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Excluded from the index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds.  The index is market capitalization weighted and the securities in the index are updated on the last calendar day of each month.

iShares® Barclays TIPS Bond Funds

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).  The index measures the performance of the inflation-protected public obligations of the U.S. Treasury.  Inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money.  The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index.  A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.  This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment.  Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  As of May 31, 2011, there were 31 issues in the index.

iShares® iBoxx $ High Yield Corporate Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index.  This index is a rules-based index consisting of the liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider.  The index is a modified market value weighted index designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market.  There is no limit to the number of issues in the index, but as of May 31, 2011 the index included approximately 435 constituents.

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Barclays Capital U.S. 5-10 Year Corporate Bond Index.  This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds included in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which as of August 31, 2011 was 7.4 years.

Vanguard Short-Term Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Barclays Capital U.S. 1-5 Year Government/Credit Float Adjusted Index.  This index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publically issued.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally does not exceed 3 years.

Vanguard Total Bond Market Index Fund, ETF Shares

The Fund seeks to track the performance of a broad, market-weighted bond index.  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the Barclays Capital U.S. Aggregate Float Adjusted Index.  This index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.  The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally ranges between 5 and 10 years.

Vanguard Variable Insurance Fund Money Market Portfolio

The portfolio (Fund) seeks to provide current income while maintaining liquidity and a stable share price of $1, although there is no guarantee that it will do so.  The portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, and other money market securities.  To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).  If a security is unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories.  The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry.  The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

International and Alternative Funds:

iShares® S&P/Citigroup International Treasury Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US.  This index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S.  The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.  As of May 31, 2011, the index included securities issued by the governments of 19 countries.

Vanguard Emerging Markets Stock Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.  The Fund employs a passive management, or indexing, investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI® Emerging Markets Index, while employing a form of sampling to reduce risk.  The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world.  As of October 31, 2011, the largest markets covered in the index were China, Brazil, South Korea, and Taiwan.

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.  The Fund purchases stocks included in the MSCI® EAFE® Index, which is made up of approximately 970 common stocks of companies located in 22 countries in Europe, Australia, Asia, and the Far East.  The Fund uses statistical methods to “sample” the index, aiming to closely track its investment performance while limiting investments in index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Vanguard REIT Index Fund, ETF Shares

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (known as REITs).  The Fund employs a passive management, or indexing, investment approach designed to track the performance of the MSCI® US REIT Index.  The index is composed of stocks of publicly traded equity REITs.  The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Funds in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus.  See Part 5, section titled “Allocations and Transfers.”

Asset allocation does not insure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then-available Funds in this annuity.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Account

Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that is in excess of Account Value.  The General Account is not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Systematic Transfer Option (STO)

We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO.  That interest rate is guaranteed for that premium while in the STO period selected.  Available STO periods are six months or one year.  All STO premiums will be transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select.  You can only invest in either the six-month or one-year STO at any one time, but not both.  We require a minimum premium to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STO is available for new premiums only.  You cannot transfer from the Subaccounts into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.  If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.

Part 4 — Deductions and Charges

Separate Account Charges

We deduct a daily charge equal to an annual effective rate of 1.75% of your Account Value in each of the Subaccounts to cover our separate account charges, which include

•                  mortality and expense risk of 1.00%; and

•                  administration expense of 0.75%.

A portion of the separate account charges pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

The administration expense is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration expense also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including brokerage commissions.  The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC.  See Part 2, section titled “ETF Custodian.”  This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs.  Ultimately, this cost is passed along to you as part of this administrative expense.

The administration expense may also reimburse us to the costs of distribution of this variable annuity.  We expect to make a profit from the separate account charges.  The separate account charges cannot be increased without your consent.

Fund Expenses

The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds.  Please refer to Part 1, section titled “Total Annual Fund Operating Expenses,” and the individual Fund’s prospectus for details on Fund expenses.

Withdrawal Charge

If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium.  The amount of the withdrawal charge is a percentage of each premium and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the premiums included in the withdrawal, that is, the number of years that have passed since each premium was paid.

Premium Year	Charge as a Percentage of the Premium Withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premium treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, is withdrawn.  Please note, however, that for tax purposes, withdrawals are generally considered to be gain first.  See Part 8.

Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums.  A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Free Withdrawal Amount.”

We will not deduct a withdrawal charge from:

•        the Death Benefit; or

•      a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over ten or more years.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

For more information and examples of application of the withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6% of premiums, and up to 0.70% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.

National Integrity has agreements with some broker-dealer firms under which we pay varying amounts on premiums paid, but no more than 0.25%, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc. and Raymond James Financial, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be a conflict of interest.  You can find more about compensation in the SAI.

Optional Benefit Charges

You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Subaccounts.

State Premium Tax

We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option.  State premium taxes currently range from 0 to 1.0% for IRAs.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 80 at the time of application.

This contract must be issued as an IRA.  Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA.  See Part 8.

If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract.  You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you.  The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract.  In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment.  You should not transfer from another annuity contract unless you determine that the transfer is right for you.  Please note that the person who sells you this contract generally will earn a commission on the sale.  You should also consult a tax advisor before requesting a tax-free transfer or rollover.

Premium Payments

Minimum initial premium	$25,000
Minimum additional premium	$ 1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan.  You can make additional premium payments at any time before age 80, or earlier if limited by the Tax Code.  For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach age 70½, or thereafter.

You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code.  You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code.  For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.  You cannot roll over distributions that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution.

If you transfer or roll over money into this contract in the calendar year on or after you reach age 70½, you must take your RMD for the current calendar year before you purchase this contract.

We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law.  You cannot purchase this contract with a rollover or transfer of death benefits from another annuity.

Your premiums are invested in the Investment Options you select.  Each premium is credited as of the date we receive the premium in Good Order at our Processing Office, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act.  Good Order means complete information we require to process your application or any request.

Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.

Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Processing Office.  If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change.  See Part 5, section titled “Allocations and Transfers.”

All premiums are deemed received when they are received in Good Order to our Processing Office.

Units in Our Separate Account

Your investment in the Subaccounts is used to purchase Units.  On any given day, the value you have in a Subaccount is the number of Units you own in that Subaccount multiplied by the Unit Value.  The Units of each Subaccount have a different Unit Value.

Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount.  We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law.  The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.

Each Unit represents a fractional undivided interest in the assets held in the related Subaccount.  If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased.  If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased.  Units will remain outstanding until redeemed by a contract owner.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.

How We Determine Unit Value

We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange.  Note that the ETF shares may trade at a discount from the net asset value of the ETF.  To value your Subaccount Units invested in the Vanguard Variable Insurance Fund Money Market Portfolio, we use the daily net asset value provided by Vanguard for the Money Market Portfolio.  In addition to the Fund shares, the Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.

The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day.  The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.

We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period.  We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).

Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.

Allocations and Transfers

Only one investment allocation to the Subaccounts may be in place at any time on your contract.  This allocation applies to your current investment, future premiums, and rebalancing.  In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO.  Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.

You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change.  A transfer between or among Subaccounts is an “allocation change.”  Here are the details:

•                  A 60-day waiting period applies after your initial allocation on the Contract Date.  This means you must wait 60 days after the contract is issued before you make an allocation change.

•                  A 60-day waiting period applies after any voluntary allocation change.  This means you must wait 60 days after the date you make an allocation change before you make another allocation change.

•                  The following allocation changes will not trigger the 60-day waiting period:

•                  automatic rebalancing;

•                  automatic transfers from the STO;

•                  reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate”);

•                  automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.

Allocations and transfers are restricted further if you have a GLWB Rider.  See Part 6.

To request a reallocation, you may write to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  You may also contact your sales representative to request a reallocation.  Each request for a reallocation or transfer must specify:

•              the contract number; and

•              the Subaccounts and allocation percentages stated in whole percentages.

If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed.  You will need to resubmit a request that is in Good Order for your reallocation to be processed.

You may also request a reallocation through our telephone transfer service using your personal identifiers.  We will honor telephone instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf.

Telephone reallocations may be requested from 9:00 a.m. to 5:00 p.m. Eastern Time, on any day we are open for business.  If we receive your request before 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.

Requests received at our Processing Office at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all reallocations in writing.

Detrimental Effect of Trading on Unit Values

This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”  We may refuse any reallocation request for an owner or certain owners if we believe, in our sole discretion, that a specific request or group of requests may have a detrimental effect on Unit Values.  We will notify you or your designated representative if your requested reallocation is not made.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market.  You cannot engage in intra-day trading of the ETFs available through the Subaccounts.  Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.

If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail or overnight delivery service.  We may reverse transactions made in violation of our market timing policies.  We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish, subject to following rules:

•                  Each withdrawal must be at least $250.

•                  Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply to a withdrawal of your Free Withdrawal Amount or if you have a GLWB Rider.

The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the Account Value will come from each of your four Subaccounts.  You can tell us if you want your withdrawal handled differently.

Withdrawals are processed when a request is received in Good Order at our Processing Office.  When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).  The amount you receive will be the amount you requested, less any applicable tax withholding.  Withdrawals are handled differently if you elect a GLWB Rider.  See Part 6.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium.  Your investment comes out first, beginning with the oldest premium first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  While we no longer accept these arrangements, if you already have them in place the payments are withdrawals from your Account Value and will be subject to any applicable withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Subaccounts to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Examples of withdrawals and the application of a withdrawal charge are located on Appendix B.

Additional restrictions apply to withdrawals if you have a GLWB Rider.  See Part 6.

Your Death Benefit is reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefit.”

Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  See Part 8.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year.  (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date.)

If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year.  Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium.  If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.

Timing of Payment of a Withdrawal or Surrender

We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Processing Office.  However, we can defer our action for any period during which:

(1)         the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;

(2)          an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

Assignments

This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract.  Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income.  A 10% federal tax penalty also may apply.

Death Benefit

We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.

The Death Benefit amount will be the greater of:

1.               the Account Value on the Death Benefit Date; or

2.               your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge.  A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.

Example of the effect of withdrawals on the Death Benefit:

•                  if your Death Benefit is $100,000 and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 / $80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.

This example is for illustrative purposes only and does not predict results.

Your beneficiary generally has a choice of how to receive the Death Benefit.

1.               The beneficiary may take a lump sum.  If the beneficiary elects this option, we will pay the Death Benefit to the beneficiary.

2.               The beneficiary may defer for up to five years.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the available Subaccounts for a period of up to five years.  Separate account charges will continue to apply.  At the end of five years, the entire amount must be paid to the beneficiary.

3.               The beneficiary may treat the contract as an inherited IRA.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the available Subaccounts.  Separate account charges will continue to apply.  The beneficiary must choose to receive the Death Benefit as either:

a)              an immediate annuity; or

b)             substantially equal payments over his or her life expectancy as defined by the Tax Code.  The beneficiary may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.  A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.”

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590.  You should seek independent tax advice.

If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years. If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Spousal Continuation

If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner.  If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Subaccounts you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.

All terms and conditions of the contract continue to apply including the withdrawal charge.  When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.

Federal tax advantages of spousal continuation are not available to same-sex spouses.  The Federal Defense of Marriage Act provides that same-sex spouses are not considered married under federal law.  Therefore, the favorable tax treatment provided by the Tax Code to a surviving spouse of an annuity owner is not available to a surviving same-sex spouse.  If the state where this contract is issued recognizes same-sex marriages, the Spousal Continuation described in the contract is available to the surviving same-sex spouse; however, the favorable tax treatment provided by the Tax Code will not apply and the transfer of ownership will be a taxable event.

Selecting and Changing Your Beneficiary

You may name one or more beneficiaries as primary or contingent beneficiaries.  The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death.  If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any.  If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.

If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.

If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.

You may change any beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.  Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend.  Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention.  You may wish to name a contingent beneficiary in case your spouse dies before you.

Filing Death Claims

To file a death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary’s election of how they wish to receive the Death Benefit proceeds.  On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death.  As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations.  Separate account charges will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election.  The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.

Maturity Date and Annuity Option

Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date.  You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date.  Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.

An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  For any annuity, the minimum payments must be at least $100.  If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead.  All Annuity Options are funded through our General Account.

The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax.  The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain.  This option provides a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a nonguaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years.  If you select any other nonguaranteed Annuity Option, the amount applied to determine your annuity payments will be the Surrender Value, or if this Contract is issued in New York, the amount applied to determine your annuity payments under (ii) above will be the greater of the Surrender Value or 95% of your Account Value.

We currently offer additional Annuity Options listed below; however we may eliminate or change the non guaranteed options available at any time.

•                  period-certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday.  The amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.

•                  period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time . If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the beneficiary.

•                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.  Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date.  You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want.  If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.

Annuity Payments

Once payments begin under an Annuity Option, payments will not change.  The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant’s age and sex (where permissible).

If the age or sex of an Annuitant has been misstated, you will receive the benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 — Optional Benefits

You may purchase one of the optional GLWB Riders offered with this contract, which provides additional benefits for an additional charge.  You may only elect a Rider at the time of application.  Benefits under a Rider will replace or supplement the standard contract benefits.  Charges for an optional benefit Rider are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Withdrawal Benefit

Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge.  You may select the Individual GLWB Rider or the Spousal GLWB Rider.

The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect.  You are the covered person under the Individual GLWB Rider.  You and your spouse are the covered persons under the Spousal GLWB Rider.  If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)

The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider).  You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if you are age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date.  For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:

(A)      is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75 +	5.50%

*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider).  The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date;

(B)        is the cumulative Deferral Percentage.  The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)        is a First Year Deferral Percentage stated on the chart below:

Contract Date	First Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First Year Deferral Percentage is a onetime addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date.  Your Benefit Base will be adjusted as follows:

1.               On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.

2.               If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.

3.               On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium.  Additional premiums received after the first Contract Year will not increase your Benefit Base.  They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to measure the LPA and is not available for withdrawal or payable as a death benefit.

If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining.  The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

If your RMD is greater than the LPA for any calendar year, the RMD will be the LPA for that calendar year.

Nonguaranteed Withdrawal

Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.

After your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.

If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount.  The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal.  The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.

Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.

The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:

•                  Benefit Base = $100,000

•                  Account Value = $85,000

•                  LPA = $5,000

•                  One withdrawal is taken during the calendar year = $7,000

•                  Withdrawal taken after LPA Eligibility Date

•                  No withdrawal charge applies.

The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000).  The adjusted Nonguaranteed Withdrawal is $2,500:

$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x  the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]

Your Benefit Base will be reduced by $2,500 to $97,500.

This example is for illustrative purposes only and does not predict results.

Other Important Facts about Withdrawals

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA .

•                 A withdrawal charge may apply.  If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived.  If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount.  See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.”  Following is an example of how a withdrawal charge may apply:

Assume:

Premium:	$40,000
Account Value before withdrawal:	$18,000
Withdrawal charge percentage applicable to premium:	6%
Lifetime Payment Amount:	$2,000

Case 1: Owner requests withdrawal of $2,000 (LPA)

The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800.  The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA.  No withdrawal charge will apply.

Case 2: Owner requests withdrawal of $2,500

The Free Withdrawal Amount is $1,800.  Since the requested withdrawal exceeds the LPA, withdrawal charges will apply.  After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).

•                  Withdrawals must be taken pro-rata from your Investment Options.  You cannot make a withdrawal from specific Investment Options.

•                  You may not take a withdrawal on your Contract Date.

•                  If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.

GLWB Rider Charge

The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts.  The charge is in addition to the separate account charges for the contract and reduces your Unit Values.  The charge varies depending on which GLWB Investment Strategy you choose.  The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 — Basic Allocation	0.60%	2.35%
Strategy 2 — Self Style Allocation	0.80%	2.55%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%.  If we do increase the charge, we will give you prior written notice of the increase.  You will have the option to cancel the Rider at that time.  The maximum GLWB charge plus total separate account charges would be 3.25% for either GLWB Investment Strategy.  We do not deduct the Rider charge during the Guaranteed Payment Phase.

The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider.  (The LPA is adjusted downward — by the Spousal Factor of 90% — for the Spousal GLWB Rider instead of an additional charge.)

GLWB Investment Strategies

If you purchase the GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below.  Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy.  As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market.  You cannot eliminate this exposure even during periods of market volatility.  These investment strategies are designed for long-term investors seeking withdrawal guarantees.  (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)

GLWB Investment Strategy 1 — Basic Allocation

You must allocate your premium according to one of the three models: Blend, Growth or Value.  You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares S&P 500 Index Fund	30%	40%	30%
iShares S&P 500 Growth Index Fund	10%
iShares S&P 500 Value Index Fund			10%
iShares S&P MidCap 400 Index Fund	10%	10%	10%
iShares S&P SmallCap 600 Index Fund	5%	5%	5%
Vanguard Tax-Managed International Fund, MSCI EAFE, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%
iShares S&P/Citigroup International Treasury Bond Fund	5%	5%	5%

GLWB Investment Strategy 2 — Self Style Allocation

You may select one or more of the Subaccounts in one or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income	Group 2 Core Equity	Group 3 Non-Core Fixed Income	Group 4 Non-Core Equity	Group 5 International/Alternative
Minimum 35% Maximum 65%	Minimum 35% Maximum 65%	Minimum 0% Maximum 30%	Minimum 0% Maximum 30%	Minimum 0% Maximum 15%
iShares Barclays Aggregate Bond Fund	iShares S&P 500 Index Fund	iShares Barclays TIPS Bond Fund	iShares S&P 500 Growth Index Fund	iShares S&P/Citigroup International Treasury Bond Fund

iShares Barclays Intermediate Credit Bond Fund	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares iBoxx $ High Yield Corporate Bond Fund	iShares S&P 500 Value Index Fund	Vanguard Emerging Markets Stock Index Fund, ETF Shares

Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P MidCap 400 Index Fund	Vanguard REIT Index Fund, ETF Shares

		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P SmallCap 600 Index Fund	Vanguard Tax-Managed International Fund, MSCI EAFE, ETF Shares

		Vanguard Variable Insurance Fund Money Market Portfolio	Vanguard Mega Cap 300 Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, as well as the Fund prospectuses.  You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary.  You should read the Fund prospectuses carefully before investing.

In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO.  Transfers from the STO to the

Subaccounts must be according to GLWB Investment Strategy and allocation you have selected.  See Part 3, section titled “The Fixed Account” for more information about the STO.

Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.

Allocations and Transfers for the GLWB

In addition to the allocation and transfer rules under the contract (See Part 5, section titled “Allocations and Transfers”), the following additional rules and limitations apply to your allocations and transfers:

•                  Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.

•                  Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.

•                  You cannot move from one GLWB Investment Strategy to another.

•                  In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model.  The reallocation will reset your Account Value to the required percentages for the new model.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

•                  In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each Fund group.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

Your financial professional or a third party may have offered you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal.  Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.

Withdrawal Protection for Required Minimum Distributions

If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy IRS minimum distribution requirements after you reach age 70½.

We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value.  We do not consider your other assets or distributions in making this calculation.  This is the RMD protected under the GLWB Riders, except if you elect the spousal rider, and your spouse is more than 10 years younger than you.  In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached.  You are solely responsible for meeting all requirements of the Tax Code.

After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year.  In the year you turn 70½ the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn age 70½ in order to avoid a potential Nonguaranteed Withdrawal.

We may make any changes we deem necessary to comply with the tax laws.  We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code.  You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death

Opposite sex spouses — your covered spouse will have the option to continue the contract and the GLWB Rider at the time of your death.  Your covered spouse will become the owner and annuitant of the contract and all terms and conditions of the contract continue to apply.  See Part 5, section titled “Spousal Continuation.”

Same-sex spouses — in states that recognize marriage between same-sex partners, civil union or domestic partnership, the covered spouse may continue to receive the LPA under the terms of the Rider; due to federal tax laws, however, not all terms of the contract apply.  If the same-sex covered spouse wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA.  See Part 5, section titled “Death Benefit.”

All provisions of the contract and the GLWB Rider still apply, except (i) the same-sex covered spouse must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the same-sex spouse cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the same-sex spouse is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the same-sex spouse will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the same-sex spouse as determined by the Tax Code.  These restrictions are required by the Tax Code.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:

•                  Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).

•                  On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living.)

When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year.  (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.)  Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA.  The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below.  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.  We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).

Cancellation and Termination of Rider

You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary.  Upon termination of the Rider, the Rider charge will no longer be assessed.  All other charges will remain in effect.

This Rider will terminate automatically on the earliest of the following dates:

1.               for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;

2.               the date the Account Value equals zero due to a Nonguaranteed Withdrawal;

3.               the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless: in New York, the new owner is a covered person; in New Hampshire and Vermont the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;

4.               on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;

5.               the date you voluntarily elect an Annuity Option under the contract;

6.               the date you cancel the GLWB Rider; or

7.               the date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules

The following additional rules apply if you elect a GLWB Rider:

•                  You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider.  In order to elect the Spousal GLWB Rider, the younger of you or your spouse must be at least 45 years old and the older of you or your spouse must be no more than 80 years old on the Contract Date.

•                  The Company may refuse to accept additional premiums on a nondiscriminatory basis at anytime.

•                  We may require proof that you (or your covered spouse) are living at any time.

•                  You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.

•                  Income Plus Withdrawal Program is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Customized Asset Rebalancing Program is not available.

Additional Rules that Apply to the Spousal GLWB Rider

1.               Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.

2.               You must name your spouse as your sole primary beneficiary.

3.               You cannot add or change a spouse as a covered person.

4.               If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person.  If you subsequently remarry, you cannot add the new spouse.

5.               You must provide us with notice of the divorce or termination of marriage.

6.               Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse.  (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)

7.               If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based  Percentage are still based on the younger of you or your (now removed) spouse.

8.               If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

9.               If spouse is 10 years or more younger than you, the Spousal GLWB Rider may not be suitable for you.

The addition of a GLWB Rider to your annuity contract may not be right for you.  For example: (i) if you are purchasing the GLWB to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or (iii) if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.

Examples

Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Part 7 — Voting Rights

How Fund Shares Are Voted

National Integrity is the legal owner of the Fund shares held by the Separate Account.  As a shareholder, we have the right to vote on certain matters with respect to the Funds.  Among other things, we may vote to elect the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract.  We will send you proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us.  Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Trust.  We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.

Part 8 — Tax Aspects of the Contract

Tax Status of the Contract

This contract is only available as a traditional IRA, Roth IRA, or SEP IRA.  If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.

Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code.  Investing in the ETF shares that are “publicly available,” i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements.  Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes.  However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.

Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS.  We believe this contract will meet those requirements, although there is no guarantee that this will be the case.  If this contract is not maintained as an IRA, the taxes on the premiums and any gain will not be deferred (or for a Roth

IRA, taxes on the gain will not be free from federal income tax) and the tax treatment will be uncertain.

Types of IRAs

Traditional IRAs

Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA.  An IRA can be in the form of a trust or custodial account or an annuity.  An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($5,000 for 2012 and $5,000 plus cost of living adjustment in 2013 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  The premiums may be deductible in whole or in part, depending on the individual’s income and whether the individual or spouse participates in an employer sponsored retirement plan.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. Distributions from another IRA or certain eligible employer plans may be transferred or “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates.  A 10% penalty tax (discussed below) generally applies to distributions made before age 59½, subject to certain exceptions.  IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.

SEP IRAs

Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees.  Employer premiums made to an employee’s SEP IRA cannot exceed the lesser of (1) 25% of the employee’s compensation, and (2) a limit specified in the Tax Code ($50,000 for 2012).  Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs

Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA.  An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($5,000 for 2012 and $5,000 plus cost of living adjustment in 2013 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.

You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed premiums to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Rollovers and Transfers

In many circumstances you may move money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA by means of a direct rollover or a transfer.  You may roll over, directly or indirectly, any eligible rollover distribution.  An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from another plan:

•                  any distribution that is part of a series of substantially equal payments made over your life expectancy;

•                  any distribution made for a specified period of 10 years or more;

•                  any distribution that is an RMD; or

•                  any hardship distribution.

Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contribution that is included in the other plans.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.

Early Distributions

Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income.  This penalty is in addition to ordinary income tax.  Amounts paid from your IRA before you reach 59½ are considered premature distributions unless:

1.               the distribution is paid due to your death or disability;

2.               the distribution is the result of an Internal Revenue Service levy on the IRA;

3.               the distributions do not exceed your deductible medical expenses;

4.               you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents;

5.               a tax free rollover of the distribution is made;

6.               the distribution is part of a series of level periodic payments made over your life expectancy or joint life expectancy of you and your beneficiary;

7.               the distribution is used to cover certain qualified education expenses; or

8.               the distribution is used to cover qualified first-time home purchase expense (up to a lifetime maximum of $10,000).

Required Minimum Distributions (RMD)

For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70½ .  The amount of the RMD is based on the prior year-end fair market value of your contract.

If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit.  Therefore, the amount of the RMD you must take may increase.

If you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs.  Please note, however, that only the RMD as defined in the glossary (for this contract only one time each Contract Year) is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  See Part 5, section titled “Death Benefit.”  The owner’s beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Subaccounts then available under the contract.  Separate account charges will continue to apply.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

If the original owner dies before the Required Beginning Date, the inherited IRA owner must take RMD over his or her life expectancy as defined by the Tax Code.  If the owner dies after the Required Beginning Date, the inherited IRA owner may choose the longer of his or her life expectancy or the deceased owner’s life expectancy, both as defined by the Tax Code.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs:

Death of owner	Spouse*	Nonspouse
Before Required Beginning Date	Distributions must begin by the later of (i) 12/31 of year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached age 70½.	Distributions must begin by 12/31 of year after the calendar year of owner’s death

	RMD based on beneficiary life expectancy.	RMD based on beneficiary life expectancy.

After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.

* Under current federal law, spouse means opposite-sex spouse only.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over 5 years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

A tax penalty applies if the inherited IRA owner fails to take the RMD.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

For more information on inherited IRAs, see Part IRS Publication 590.  Seek independent tax advice.

Federal and State Income Tax Withholding

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers among Subaccounts

There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice

National Integrity does not act as your tax or legal advisor.  This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts or IRAs.  Also, we have not attempted to consider any applicable state or other tax laws.

Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.

You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.

This contract includes an enhanced death benefit and offers an optional living benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify.  National Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your

Annuity Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawal, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to a withdrawal charge, if any.  See Part 4, section titled “Withdrawal Charge.”

This program is not available with a GLWB Rider.  See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain age 70½.  The Tax Code requires that you take minimum distributions beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  As a convenience, we will calculate the amount of the withdrawals.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with a GLWB Rider.  See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.”

Systematic Transfer Program

We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis.  We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select.  You can only invest in either the six-month or one-year STO at any one time, but not both.  If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program.  You cannot transfer Account Value into the STO.

Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.

This program is available with a GLWB Rider only for the initial premium we received on the Contract Date.  See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically.  You can choose to rebalance quarterly, semi-annually or annually.

The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation.  You will receive a confirmation notice after each rebalancing.  Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.

Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period.  See

Part 4, section titled “Allocations and Transfers.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your allocation.

This program is not available with a GLWB Rider because quarterly rebalancing is required.  See Part 6.

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

15 Matthews Street #200

Goshen, New York 10924

ATTN: Request SAI for National Integrity VAROOM dated May 1, 2012

Appendix A

Financial Information for Separate Account I of National Integrity

The table below shows the following data for the Subaccounts currently offered:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

Subaccount	2011	2010	Value and Inception Date

iShares Barclays Aggregate Bond Fund (3710)
Unit value at beginning of period	$25.10	$25.00	$25.00
Unit value at end of period	$26.55	$25.10
Units outstanding at end of period	714	0	12-21-10

iShares Barclays Aggregate Bond Fund — GLWB Investment Strategy 1 (3710E02)
Unit value at beginning of period	$25.09	$25.00	$25.00
Unit value at end of period	$26.38	$25.09
Units outstanding at end of period	0	0	12-21-10

iShares Barclays Aggregate Bond Fund — GLWB Investment Strategy 2 (3710E03)
Unit value at beginning of period	$25.09	$25.00	$25.00
Unit value at end of period	$26.33	$25.09
Units outstanding at end of period	1,309	0	12-21-10

iShares Barclays Intermediate Credit Bond Fund (3711)
Unit value at beginning of period	$25.06	$25.00	$25.00
Unit value at end of period	$26.05	$25.06
Units outstanding at end of period	0	0	12-21-10

iShares Barclays Intermediate Credit Bond Fund — GLWB Investment Strategy 1 (3711E02)
Unit value at beginning of period	$25.05	$25.00	$25.00
Unit value at end of period	$25.89	$25.05
Units outstanding at end of period	0	0	12-21-10

iShares Barclays Intermediate Credit Bond Fund — GLWB Investment Strategy 2 (3711E03)
Unit value at beginning of period	$25.05	$25.00	$25.00
Unit value at end of period	$25.84	$25.05
Units outstanding at end of period	394	0	12-21-10

Subaccount	2011	2010	Value and Inception Date

iShares Barclays TIPS Bond Fund (3712)
Unit value at beginning of period	$25.05	$25.00	$25.00
Unit value at end of period	$27.88	$25.05
Units outstanding at end of period	0	0	12-21-10

iShares Barclays TIPS Bond Fund — GLWB Investment Strategy 1 (3712E02)
Unit value at beginning of period	$25.05	$25.00	$25.00
Unit value at end of period	$27.71	$25.05
Units outstanding at end of period	0	0	12-21-10

iShares Barclays TIPS Bond Fund — GLWB Investment Strategy 2 (3712E03)
Unit value at beginning of period	$25.05	$25.00	$25.00
Unit value at end of period	$27.65	$25.05
Units outstanding at end of period	330	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond Fund (3713)
Unit value at beginning of period	$25.27	$25.00	$25.00
Unit value at end of period	$26.19	$25.27
Units outstanding at end of period	240	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond Fund — GLWB Investment Strategy 1 (3713E02)
Unit value at beginning of period	$25.27	$25.00	$25.00
Unit value at end of period	$26.03	$25.27
Units outstanding at end of period	0	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond Fund — GLWB Investment Strategy 2 (3713E03)
Unit value at beginning of period	$25.27	$25.00	$25.00
Unit value at end of period	$25.97	$25.27
Units outstanding at end of period	193	0	12-21-10

iShares S&P 500 Growth Index Fund (3714)
Unit value at beginning of period	$24.96	$25.00	$25.00
Unit value at end of period	$25.60	$24.96
Units outstanding at end of period	789	0	12-21-10

Subaccount	2011	2010	Value and Inception Date

iShares S&P 500 Growth Index Fund — GLWB Investment Strategy 1 (3714E02)
Unit value at beginning of period	$24.96	$25.00	$25.00
Unit value at end of period	$25.44	$24.96
Units outstanding at end of period	5,102	0	12-21-10

iShares S&P 500 Growth Index Fund — GLWB Investment Strategy 2 (3714E03)
Unit value at beginning of period	$24.96	$25.00	$25.00
Unit value at end of period	$25.39	$24.96
Units outstanding at end of period	191	0	12-21-10

iShares S&P 500 Index Fund (3715)
Unit value at beginning of period	$24.95	$25.00	$25.00
Unit value at end of period	$25.05	$24.95
Units outstanding at end of period	1,670	0	12-21-10

iShares S&P 500 Index Fund — GLWB Investment Strategy 1 (3715E02)
Unit value at beginning of period	$24.95	$25.00	$25.00
Unit value at end of period	$24.89	$24.95
Units outstanding at end of period	30,066	0	12-21-10

iShares S&P 500 Index Fund — GLWB Investment Strategy 2 (3715E03)
Unit value at beginning of period	$24.95	$25.00	$25.00
Unit value at end of period	$24.84	$24.95
Units outstanding at end of period	1,265	0	12-21-10

iShares S&P 500 Value Index Fund (3716)
Unit value at beginning of period	$25.04	$25.00	$25.00
Unit value at end of period	$24.56	$25.04
Units outstanding at end of period	0	0	12-21-10

iShares S&P 500 Value Index Fund — GLWB Investment Strategy 1 (3716E02)
Unit value at beginning of period	$25.03	$25.00	$25.00
Unit value at end of period	$24.41	$25.03
Units outstanding at end of period	1,223	0	12-21-10

Subaccount	2011	2010	Value and Inception Date

iShares S&P 500 Value Index Fund — GLWB Investment Strategy 2 (3716E03)
Unit value at beginning of period	$25.03	$25.00	$25.00
Unit value at end of period	$24.36	$25.03
Units outstanding at end of period	203	0	12-21-10

iShares S&P MidCap 400 Index Fund (3717)
Unit value at beginning of period	$24.87	$25.00	$25.00
Unit value at end of period	$23.89	$24.87
Units outstanding at end of period	970	0	12-21-10

iShares S&P MidCap 400 Index Fund — GLWB Investment Strategy 1 (3717E02)
Unit value at beginning of period	$24.87	$25.00	$25.00
Unit value at end of period	$23.74	$24.87
Units outstanding at end of period	9,462	0	12-21-10

iShares S&P MidCap 400 Index Fund — GLWB Investment Strategy 2 (3717E03)
Unit value at beginning of period	$24.87	$25.00	$25.00
Unit value at end of period	$23.69	$24.87
Units outstanding at end of period	791	0	12-21-10

iShares S&P SmallCap 600 Index Fund (3718)
Unit value at beginning of period	$24.74	$25.00	$25.00
Unit value at end of period	$24.47	$24.74
Units outstanding at end of period	690	0	12-21-10

iShares S&P SmallCap 600 Index Fund — GLWB Investment Strategy 1 (3718E02)
Unit value at beginning of period	$24.73	$25.00	$25.00
Unit value at end of period	$24.32	$24.73
Units outstanding at end of period	4,692	0	12-21-10

iShares S&P SmallCap 600 Index Fund — GLWB Investment Strategy 2 (3718E03)
Unit value at beginning of period	$24.73	$25.00	$25.00
Unit value at end of period	$24.27	$24.73
Units outstanding at end of period	291	0	12-21-10

Subaccount	2011	2010	Value and Inception Date

iShares S&P/Citigroup International Treasury Bond Fund (3719)
Unit value at beginning of period	$25.72	$25.00	$25.00
Unit value at end of period	$25.64	$25.72
Units outstanding at end of period	477	0	12-21-10

iShares S&P/Citigroup International Treasury Bond Fund — GLWB Investment Strategy 1 (3719E02)
Unit value at beginning of period	$25.72	$25.00	$25.00
Unit value at end of period	$25.48	$25.72
Units outstanding at end of period	4,407	0

iShares S&P/Citigroup International Treasury Bond Fund — GLWB Investment Strategy 2 (3719E03)
Unit value at beginning of period	$25.72	$25.00	$25.00
Unit value at end of period	$25.43	$25.72
Units outstanding at end of period	376	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares (3720)
Unit value at beginning of period	$25.00	$25.00	$25.00
Unit value at end of period	$26.03	$25.00
Units outstanding at end of period	245	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares — GLWB Investment Strategy 1 (3720E02)
Unit value at beginning of period	$24.99	$25.00	$25.00
Unit value at end of period	$25.87	$24.99
Units outstanding at end of period	0	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares — GLWB Investment Strategy 2 (3720E03)
Unit value at beginning of period	$24.99	$25.00	$25.00
Unit value at end of period	$25.81	$24.99
Units outstanding at end of period	3,929	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares (3721)
Unit value at beginning of period	$25.67	$25.00	$25.00
Unit value at end of period	$20.03	$25.67
Units outstanding at end of period	1,005	0	12-21-10

Subaccount	2011	2010	Value and Inception Date

Vanguard Emerging Markets Stock Index Fund, ETF Shares — GLWB Investment Strategy 1 (3721E02)
Unit value at beginning of period	$25.67	$25.00	$25.00
Unit value at end of period	$19.91	$25.67
Units outstanding at end of period	0	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares — GLWB Investment Strategy 2 (3721E03)
Unit value at beginning of period	$25.67	$25.00	$25.00
Unit value at end of period	$19.86	$25.67
Units outstanding at end of period	1,105	—	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares (3723)
Unit value at beginning of period	$25.11	$25.00	$25.00
Unit value at end of period	$26.88	$25.11
Units outstanding at end of period	703	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares — GLWB Investment Strategy 1 (3723E02)
Unit value at beginning of period	$25.10	$25.00	$25.00
Unit value at end of period	$26.71	$25.10
Units outstanding at end of period	0	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares — GLWB Investment Strategy 2 (3723E03)
Unit value at beginning of period	$25.10	$25.00	$25.00
Unit value at end of period	$26.66	$25.10
Units outstanding at end of period	987	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares (3724)
Unit value at beginning of period	$25.07	$25.00	$25.00
Unit value at end of period	$24.85	$25.07
Units outstanding at end of period	252	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares — GLWB Investment Strategy 1 (3724E02)
Unit value at beginning of period	$25.07	$25.00	$25.00
Unit value at end of period	$24.70	$25.07
Units outstanding at end of period	0	0	12-21-10

Subaccount	2011	2010	Value and Inception Date

Vanguard Large-Cap Index Fund, ETF Shares — GLWB Investment Strategy 2 (3724E03)
Unit value at beginning of period	$25.07	$25.00	$25.00
Unit value at end of period	$24.64	$25.07
Units outstanding at end of period	864	0	12-21-10

Vanguard Mega Cap 300 Index Fund, ETF Shares (3725)
Unit value at beginning of period	$25.07	$25.00	$25.00
Unit value at end of period	$25.20	$25.07
Units outstanding at end of period	809	0	12-21-10

Vanguard Mega Cap 300 Index Fund, ETF Shares — GLWB Investment Strategy 1 (3725E02)
Unit value at beginning of period	$25.07	$25.00	$25.00
Unit value at end of period	$25.04	$25.07
Units outstanding at end of period	0	0	12-21-10

Vanguard Mega Cap 300 Index Fund, ETF Shares — GLWB Investment Strategy 2 (3725E03)
Unit value at beginning of period	$25.07	$25.00	$25.00
Unit value at end of period	$24.99	$25.07
Units outstanding at end of period	425	0	12-21-10

Vanguard REIT Index Fund, ETF Shares (3726)
Unit value at beginning of period	$25.54	$25.00	$25.00
Unit value at end of period	$27.25	$25.54
Units outstanding at end of period	0	0	12-21-10

Vanguard REIT Index Fund, ETF Shares — GLWB Investment Strategy 1 (3726E02)
Unit value at beginning of period	$25.54	$25.00	$25.00
Unit value at end of period	$27.08	$25.54
Units outstanding at end of period	0	0	12-21-10

Vanguard REIT Index Fund, ETF Shares — GLWB Investment Strategy 2 (3726E03)
Unit value at beginning of period	$25.54	$25.00	$25.00
Unit value at end of period	$27.02	$25.54
Units outstanding at end of period	167	0	12-21-10

Subaccount	2011	2010	Value and Inception Date

Vanguard Short-Term Bond Index Fund, ETF Shares (3729E01)
Unit value at beginning of period	—	—	$25.00
Unit value at end of period
Units outstanding at end of period			5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares (3729E02)
Unit value at beginning of period	—	—	$25.00
Unit value at end of period
Units outstanding at end of period			5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares (3729E03)
Unit value at beginning of period	—	—	$25.00
Unit value at end of period
Units outstanding at end of period			5-1-12

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares (3722)
Unit value at beginning of period	$25.25	$25.00	$25.00
Unit value at end of period	$21.03	$25.25
Units outstanding at end of period	698	0	12-21-10

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares — GLWB Investment Strategy 1 (3722E02)
Unit value at beginning of period	$25.25	$25.00	$25.00
Unit value at end of period	$20.90	$25.25
Units outstanding at end of period	5,169	0	12-21-10

Vanguard Tax-Managed International Fund, MSCI EAFE ETF Shares — GLWB Investment Strategy 2 (3722E03)
Unit value at beginning of period	$25.24	$25.00	$25.00
Unit value at end of period	$20.85	$25.24
Units outstanding at end of period	320	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares (3727)
Unit value at beginning of period	$25.07	$25.00	$25.00
Unit value at end of period	$26.58	$25.07
Units outstanding at end of period	717	0	12-21-10

Subaccount	2011	2010	Value and Inception Date

Vanguard Total Bond Market Index Fund, ETF Shares — GLWB Investment Strategy 1 (3727E02)
Unit value at beginning of period	$25.07	$25.00	$25.00
Unit value at end of period	$26.42	$25.07
Units outstanding at end of period	29,650	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares — GLWB Investment Strategy 2 (3727E03)
Unit value at beginning of period	$25.07	$25.00	$25.00
Unit value at end of period	$26.36	$25.07
Units outstanding at end of period	4,069	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio (3728)
Unit value at beginning of period	$10.00	$10.00	$10.00
Unit value at end of period	$9.83	$10.00
Units outstanding at end of period	0	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio — GLWB Investment Strategy 1 (3728E02)
Unit value at beginning of period	$9.99	$10.00	$10.00
Unit value at end of period	$9.77	$9.99
Units outstanding at end of period	0	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio — GLWB Investment Strategy 2 (3728E03)
Unit value at beginning of period	$9.99	$10.00	$10.00
Unit value at end of period	$9.75	$9.99
Units outstanding at end of period	0	0	12-21-10

Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.               any Free Withdrawal Amount (except in the case of a surrender);

2.               premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

3.               premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

4.               any gain, interest or other amount that is not considered a premium

Example

Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Premium:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal Charge percentage applicable to the premium:	6%

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).

Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

Appendix C

Illustrations of Guaranteed Lifetime Withdrawal Benefit

The following examples demonstrate how the GLWB Riders work, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as a Nonguaranteed Withdrawal, have been taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied.  It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero.  Amounts less than $1.00 are rounded in this example.

Assumptions:

•      The Contract Date is June 27.

•      The Owner’s age on Contract Date is 60 years.

•      The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.

•      A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.

•      Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.

•      No withdrawals are taken that would result in withdrawal charges under the contract.

•      The RMD is not higher than the LPA in any calendar year.

•      The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of February 10 (B)			As of June 27 (C)				As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage		Benefit Base	LPA	Additional Premium		Benefit Base after Additional Premium	Hypothetical Account Value (E)		Benefit Base after Step-Up		Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal
1 (F)									$100,000	(F)	$100,000	(F)	$99,625	$0		$0	$100,000
2	61	4.050	%(G)	$100,000	$4,050	$10,000	(H)	$110,000	$112,614		$112,614	(I)	$112,485	$0		$0	$112,614
3	62	4.150	%(J)	$112,614	$4,673	$0		$112,614	$116,985		$116,985		$117,755	$0		$0	$116,985
4	63	4.250	%(J)	$116,985	$4,972	$0		$116,985	$121,300		$121,300		$122,188	$0		$0	$121,300
5	64	4.350	%(J)	$121,300	$5,277	$0		$121,300	$119,745		$121,300		$120,719	$0		$0	$121,300
6	65	4.950	%(K)	$121,300	$6,004	$0		$121,300	$120,719		$121,300		$120,123	$6,004		$0	$121,300
7	66	4.950%		$121,300	$6,004	$0		$121,300	$109,554		$121,300		$110,171	$6,004		$0	$121,300
8	67	4.950%		$121,300	$6,004	$0		$121,300	$106,250		$121,300		$105,343	$6,004		$0	$121,300
9	68	4.950%		$121,300	$6,004	$0		$121,300	$99,338	(L)	$121,300		$99,982	$6,004	(L)	$0	$121,300
10	69	4.950%		$121,300	$6,004	$10,000	(L)	$121,300	$102,098	(L)	$121,300		$102,181	$6,004		$0	$121,300
11	70	4.950%		$121,300	$6,004	$0		$121,300	$97,138		$121,300		$97,727	$6,004		$0	$121,300
12	71	4.950%		$121,300	$6,004	$0		$121,300	$88,053		$121,300		$88,553	$6,004		$0	$121,300
13	72	4.950%		$121,300	$6,004	$0		$121,300	$84,200		$121,300		$83,647	$6,004		$0	$121,300

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal		Benefit Base After Withdrawal
14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780	(M)	$1,290	(M)	$120,010	(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940		$0		$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940		$0		$120,010
17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940		$0		$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940		$0		$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940		$0		$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940		$0		$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940		$0		$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940		$0		$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940		$0		$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940		$0		$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940		$0		$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940		$0		$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940	(N)	$0		$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010

(A)	The covered person’s age for each year is as of January 1. Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)

In any year that an additional premium is added, it is assumed to be added on February 10. For purposes of this example, we selected February 10 as the assumed date of additional premium payments. Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(C)	Any step-up is applied on the Contract Anniversary, which is June 27 of each year.

(D)

Any withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(E)	The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(F)

The first calendar year begins on June 27, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000). The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).

Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available. It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:
• 4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains.  The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:

• 187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).

(G)

Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%.  The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

• 4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).

(H)	An addition premium of $10,000 is made during calendar year 2. Since this premium is during the first contract year, the Benefit Base is increased by the amount of the premium.
• $100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.

(I)

In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000).  In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(J)

Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%.  The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

• 4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).

Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

• 4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).

Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

• 4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).

(K)

Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%.  The Age Based Percentage has changed to 4.50% because the covered person is now 65.  The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
• 4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).

Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.

(L)

An additional premium of $10,000 is made during calendar year 10.  Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base. All premiums received are immediately applied to the Account Value.  For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually.  In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the Account Value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10, had declined in value by the Contract Anniversary on June 27. The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10.  The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760.  During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal.  That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.

	•	$99,338	Account Value on June 27 of year 9
	•	- $6,004	Withdrawal on October 8
	•	+$10,000	Premium on February 10
	•	- $1,236	Market experience
	•	= $102,098	Account Value on June 27 of year 10

(M)

In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•          $776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value [$78,981 - $6,004]) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:
• $121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.

(N)

In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

Example #2

This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied.  It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•                  The Contract Date is August 8.

•                  The covered persons’ ages on Contract Date are: owner is 60 and spouse is 57.

•                  The Initial premium is $100,000; no additional premiums are paid.

•                  Withdrawals equal to LPA are taken in calendar years 4-13.

•                  A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.

•                  Full Account Value is withdrawn in calendar year 14.

•                  No withdrawals are taken that would result in withdrawal charges under the contract.

•                  The RMD is not higher than the LPA in any calendar year.

•                  The Rider remains in effect during the period covered in this example.

	As of January 1 (A)							As of August 8 (B)				As of October 8 (C)
Calendar	Covered Persons’ Ages		Withdrawal		Benefit			Hypothetical Account		Benefit Base after		Hypothetical Account	Annual		Adjusted Nonguaranteed		Benefit Base After
Year	Owner	Spouse	Percentage		Base	LPA		Value (D)		Step-Up		Value (D)	Withdrawal		Withdrawal		Withdrawal
1 (E)								$100,000	(E)	$100,000	(E)	$99,625	$0		$0		$100,000
2	61	58	N/A		$100,000	N/A		$103,610		$103,610	(F)	$103,492	$0		$0		$103,610
3	62	59	N/A		$103,610	N/A		$106,597		$106,597		$107,299	$10,000	(G)	$10,000	(G)	$96,597	(G)
4	63	60	4.125	%(H)	$96,597	$3,586	(H)	$95,353		$96,597		$96,051	$3,586		$0		$96,597
5	64	61	4.125%		$96,597	$3,586		$90,616		$96,597		$91,354	$3,586		$0		$96,597
6	65	62	4.125%		$96,597	$3,586		$87,767		$96,597		$87,334	$3,586		$0		$96,597
7	66	63	4.125%		$96,597	$3,586		$80,398		$96,597		$80,850	$3,586		$0		$96,597
8	67	64	4.125%		$96,597	$3,586		$78,809		$96,597		$78,137	$3,586		$0		$96,597
9	68	65	4.125%		$96,597	$3,586		$74,550		$96,597		$75,033	$3,586		$0		$96,597
10	69	66	4.125%		$96,597	$3,586		$70,018		$96,597		$70,075	$3,586		$0		$96,597
11	70	67	4.125%		$96,597	$3,586		$67,154		$96,597		$67,561	$3,586		$0		$96,597
12	71	68	4.125%		$96,597	$3,586		$61,415		$96,597		$61,764	$3,586		$0		$96,597
13	72	69	4.125%		$96,597	$3,586		$59,341		$96,597		$58,952	$3,586		$0		$96,597
14	73	70	4.125%		$96,597	$3,586		$55,919		$96,597		$56,320	$56,320	(I)	N/A		$0
15	74	71	N/A		$0	$0		$0		$0		$0	$0		$0		$0

(A)                   The covered persons’ ages for each year are as of January 1.  Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)                    Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.

(C)                    Any applicable withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8 as the assumed date of withdrawals.  Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1t, which are the two key dates in the GLWB Rider calculations.

(D)                   The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(E)                  The first calendar year begins on August 8, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).  Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.

(F)                     In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000).  In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)                   In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                    $10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                    $106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.

(H)                   January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available.  Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%.  Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%.  The Age Based Percentage (4.00%) is based on the age of the younger covered person.  The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:

•                    4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).

Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.

(I)                       A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

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To request a copy of the Statement of Additional Information for the National Integrity VAROOM variable annuity dated May 1, 2012, remove this page and mail it to us at the Administrative Office listed in the Glossary.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

VAROOM and VAROOM® II Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2012.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968.  The home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity, WSLIC and IFS Financial Services, Inc., which is an affiliated company, and with WSLIC, to provide certain services, including administrative services for the Separate Account and the Contracts.  Compensation for these services, which is paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Mid Atlantic Trust Company (MATC), 330 South Poplar, Suite 103, Pierre, SD 57501,  is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The

Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by National Integrity was $3,192,108 in 2011, $4,189,179 in 2010 and $3,799,552 in 2009.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain contracts (not including this Contract) issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  The only benefit related to Dynasty Trail that a sale of this Contract may have to the agent or firm is toward the qualifying amount of business with us.  This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity National Integrity during the last calendar year.

American Portfolios Financial Services, Inc.	LPL Financial Corporation
Cadaret, Grant & Co., Inc.	Securities America, Inc.
Fifth Third Securities, Inc.	Stifel, Nicolaus and Company, Incorporated
Hancock Investment Services, Inc.	SWS Financial Services, Inc.
Janney Montgomery Scott LLC	US Bancorp Investments

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the subaccounts.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each subaccount in accordance with the formulas described below.

Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or

2

decline in value had been constant over the period.

Investors should realize that a subaccount’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the subaccount inception date which represents the date the subaccount was available in the Contract.  Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge.  The cost of the optional guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider was included, the returns would be lower.

Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge.  One set also reflects the withdrawal charge. The cost of the guaranteed lifetime withdrawal benefit rider is not included.   If the cost of the rider was included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the subaccounts.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Owners of traditional and SEP IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions by owners from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional  IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2011, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts.  You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to National Integrity policy holders dated March 3, 2000.  You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of
National Integrity Life Insurance Company

Year Ended December 31, 2011

With Report of Independent Registered Public
Accounting Firm

Separate Account I

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2011

Report of Independent Registered Public Accounting Firm

The Contract Holders of Separate Account I of National Integrity
Life Insurance Company and The Board of Directors of National
Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2011, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2011, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2011, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 24, 2012

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$245,358	$—	$245,358	$9.73	25,214
Touchstone Aggressive ETF (AnnuiChoice™)	374,513	1	374,514	11.67	32,092
Touchstone Aggressive ETF (GrandMaster flex3™)	465,550	—	465,550	11.22	41,504
Touchstone Aggressive ETF (Grandmaster™)	342,081	—	342,081	11.38	30,060
Touchstone Aggressive ETF (IQ Annuity™)	463,294	1	463,295	11.30	41,007
Touchstone Aggressive ETF (Pinnacle Plus™)	145,989	(3)	145,986	11.12	13,128
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	661,596	—	661,596	13.98	47,336
Touchstone Baron Small Cap (Advantedge™)	507,985	—	507,985	11.59	43,824
Touchstone Baron Small Cap (AnnuiChoice II™)	1,413,376	—	1,413,376	12.65	111,696
Touchstone Baron Small Cap (AnnuiChoice™)	504,753	(2)	504,751	20.46	24,667
Touchstone Baron Small Cap (GrandMaster flex3™)	564,518	(1)	564,517	18.53	30,472
Touchstone Baron Small Cap (Grandmaster™)	216,942	1	216,943	16.20	13,389
Touchstone Baron Small Cap (IQ Annuity™)	1,137,385	(1)	1,137,384	19.10	59,559
Touchstone Baron Small Cap (Pinnacle Plus™)	635,044	(4)	635,040	18.64	34,063
Touchstone Conservative ETF (AnnuiChoice II™)	547,416	(1)	547,415	12.42	44,088
Touchstone Conservative ETF (Advantedge™)	90,772	—	90,772	10.92	8,312
Touchstone Conservative ETF (AnnuiChoice™)	26,563	—	26,563	12.75	2,084
Touchstone Conservative ETF (GrandMaster flex3™)	808,372	—	808,372	12.25	65,970
Touchstone Conservative ETF (Grandmaster™)	209,628	1	209,629	12.43	16,862
Touchstone Conservative ETF (IQ Annuity™)	1,902,387	(2)	1,902,385	12.34	154,137
Touchstone Conservative ETF (Pinnacle Plus™)	1,879,432	2	1,879,434	12.15	154,713
Touchstone Core Bond (Advantedge ™)	175,689	3	175,692	12.21	14,390
Touchstone Core Bond (AnnuiChoice II™)	120,144	—	120,144	13.11	9,165
Touchstone Core Bond (AnnuiChoice™)	582,665	—	582,665	15.25	38,217
Touchstone Core Bond (GrandMaster flex3™)	304,327	1	304,328	14.00	21,733
Touchstone Core Bond (Grandmaster™)	815,236	—	815,236	13.52	60,301
Touchstone Core Bond (IQ Annuity™)	151,933	—	151,933	14.54	10,452
Touchstone Core Bond (Pinnacle Plus™)	589,800	7	589,807	13.03	45,262
Touchstone Enhanced ETF (Advantedge™)	165,599	(1)	165,598	9.17	18,060
Touchstone Enhanced ETF (AnnuiChoice™)	415,605	1	415,606	11.18	37,187
Touchstone Enhanced ETF (GrandMaster flex3™)	863,891	—	863,891	10.74	80,423
Touchstone Enhanced ETF (Grandmaster™)	191,640	3	191,643	10.90	17,585
Touchstone Enhanced ETF (IQ Annuity™)	460,422	1	460,423	10.82	42,555
Touchstone Enhanced ETF (Pinnacle Plus™)	295,965	(5)	295,960	10.65	27,792
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	159,765	(1)	159,764	13.21	12,094
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	222,509	—	222,509	13.75	16,183
Touchstone High Yield (Advantedge ™)	28,865	(1)	28,864	12.79	2,256
Touchstone High Yield (AnnuiChoice II™)	8,138	—	8,138	13.37	609
Touchstone High Yield (AnnuiChoice™)	256,863	(3)	256,860	18.94	13,565
Touchstone High Yield (GrandMaster flex3™)	198,970	—	198,970	17.61	11,299
Touchstone High Yield (Grandmaster™)	143,638	(1)	143,637	14.62	9,824
Touchstone High Yield (IQ Annuity™)	279,785	1	279,786	18.46	15,159
Touchstone High Yield (Pinnacle Plus™)	431,707	(2)	431,705	15.23	28,350
Touchstone Large Cap Core Equity (Advantedge ™)	56,056	(1)	56,055	9.49	5,904
Touchstone Large Cap Core Equity (AnnuiChoice II™)	47,683	1	47,684	10.13	4,707
Touchstone Large Cap Core Equity (AnnuiChoice ™)	55,156	(2)	55,154	11.55	4,775
Touchstone Large Cap Core Equity (GrandMaster flex3™)	63,890	—	63,890	12.01	5,320
Touchstone Large Cap Core Equity (Grandmaster™)	524,110	2	524,112	11.56	45,322
Touchstone Large Cap Core Equity (IQ Annuity™)	358,162	(2)	358,160	11.40	31,407
Touchstone Large Cap Core Equity (Pinnacle Plus™)	321,796	(3)	321,793	12.30	26,172
Touchstone Mid Cap Growth (Advantedge ™)	7,702	(1)	7,701	9.18	839
Touchstone Mid Cap Growth (AnnuiChoice II™)	110,767	(2)	110,765	10.57	10,483
Touchstone Mid Cap Growth (AnnuiChoice™)	117,909	—	117,909	16.86	6,992
Touchstone Mid Cap Growth (GrandMaster flex3™)	255,719	(3)	255,716	16.15	15,830
Touchstone Mid Cap Growth (Grandmaster™)	217,180	(1)	217,179	13.53	16,048
Touchstone Mid Cap Growth (IQ Annuity™)	229,635	—	229,635	17.24	13,319
Touchstone Mid Cap Growth (Pinnacle Plus™)	655,675	2	655,677	15.69	41,779
Touchstone Moderate ETF (Advantedge™)	762,802	6	762,808	10.37	73,542
Touchstone Moderate ETF (AnnuiChoice™)	500,626	(1)	500,625	12.30	40,705
Touchstone Moderate ETF (GrandMaster flex3™)	1,253,928	2	1,253,930	11.82	106,073
Touchstone Moderate ETF (Grandmaster™)	132,778	—	132,778	11.99	11,071

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Moderate ETF (IQ Annuity™)	$1,592,081	$14	$1,592,095	$11.91	133,712
Touchstone Moderate ETF Fund (AnnuiChoice II™)	815,444	1	815,445	10.36	78,690
Touchstone Moderate ETF (Pinnacle Plus™)	1,967,327	(7)	1,967,320	11.72	167,870
Touchstone Money Market (IQ3™)	1,604,511	28	1,604,539	10.74	149,357
Touchstone Money Market (GrandMaster flex3™)	589,215	10	589,225	10.53	55,944
Touchstone Money Market (AnnuiChoice II™)	310,463	3	310,466	9.75	31,842
Touchstone Money Market (Advantedge™)	229,201	5	229,206	9.73	23,553
Touchstone Money Market (Pinnacle Plus™)	1,075,316	13	1,075,329	9.61	111,861
Touchstone Money Market (AnnuiChoice™)	961,526	12	961,538	11.21	85,804
Touchstone Money Market (Grandmaster™)	3,348,099	26	3,348,125	10.74	311,666
Touchstone Third Avenue Value (Advantedge™)	273,072	2	273,074	8.13	33,570
Touchstone Third Avenue Value (AnnuiChoice II™)	367,520	—	367,520	8.35	44,031
Touchstone Third Avenue Value (AnnuiChoice™)	517,992	1	517,993	14.34	36,114
Touchstone Third Avenue Value (GrandMaster flex3™)	809,267	(1)	809,266	13.80	58,640
Touchstone Third Avenue Value (Grandmaster™)	974,067	(4)	974,063	12.15	80,161
Touchstone Third Avenue Value (IQ Annuity™)	1,382,776	—	1,382,776	13.58	101,815
Touchstone Third Avenue Value (Pinnacle Plus™)	849,708	(4)	849,704	14.48	58,694
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	7,887,872	1	7,887,873	50.34	156,683
Fidelity VIP Growth (Grandmaster™)	4,637,488	(2)	4,637,486	59.52	77,919
Fidelity VIP High Income (Grandmaster™)	3,521,869	(3)	3,521,866	21.47	164,042
Fidelity VIP II Asset Manager (Grandmaster™)	4,136,653	2	4,136,655	37.26	111,012
Fidelity VIP II Contrafund (Grandmaster™)	11,543,934	4	11,543,938	39.29	293,842
Fidelity VIP II Index 500 (Grandmaster™)	3,457,873	2	3,457,875	30.72	112,557
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	81,512	—	81,512	12.68	6,429
Fidelity VIP II Investment Grade Bond (Grandmaster™)	1,594,898	2	1,594,900	33.26	47,946
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	70,680	—	70,680	12.35	5,722
Fidelity VIP II Investment Grade Bond (IQ3™)	143,459	1	143,460	12.41	11,559
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	196,514	(1)	196,513	12.28	16,000
Fidelity VIP III Balanced (Grandmaster™)	1,639,688	(1)	1,639,687	16.54	99,113
Fidelity VIP Overseas (AnnuiChoice™)	1,172	—	1,172	6.80	172
Fidelity VIP Overseas (Grandmaster™)	1,644,667	(2)	1,644,665	26.23	62,690
Fidelity VIP Overseas (GrandmasterFlex3™)	34,661	1	34,662	6.62	5,236
Fidelity VIP Overseas (IQ3™)	16,626	(1)	16,625	6.65	2,500
Fidelity VIP Overseas (Pinnacle Plus™)	78,187	—	78,187	6.58	11,878
Non-Affliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	1,523,869	2	1,523,871	33.04	46,124
Non-Affiliated Service Class 2 :
Fidelity VIP Asset Manager (Advantedge™)	64,981	(3)	64,978	9.85	6,598
Fidelity VIP Asset Manager (AnnuiChoice II™)	108,572	(1)	108,571	11.52	9,423
Fidelity VIP Asset Manager (AnnuiChoice™)	97,212	(4)	97,208	13.44	7,235
Fidelity VIP Asset Manager (GrandMaster flex3™)	29,455	1	29,456	12.05	2,444
Fidelity VIP Asset Manager (IQ3™)	312,078	(1)	312,077	12.43	25,112
Fidelity VIP Asset Manager (Pinnacle Plus™)	93,024	2	93,026	12.49	7,448
Fidelity VIP Balanced (Advantedge™)	328,051	(4)	328,047	10.22	32,095
Fidelity VIP Balanced (AnnuiChoice II™)	128,617	1	128,618	11.20	11,487
Fidelity VIP Balanced (AnnuiChoice™)	249,405	—	249,405	13.61	18,322
Fidelity VIP Balanced (GrandMaster flex3™)	342,906	1	342,907	13.67	25,080
Fidelity VIP Balanced (GrandMaster ™)	493,148	—	493,148	12.60	39,139
Fidelity VIP Balanced (IQ3™)	279,554	(1)	279,553	12.21	22,898
Fidelity VIP Balanced (Pinnacle Plus™)	499,228	5	499,233	12.63	39,530
Fidelity VIP Contrafund (Advantedge™)	1,420,752	1	1,420,753	9.18	154,813
Fidelity VIP Contrafund (AnnuiChoice II™)	612,505	(2)	612,503	10.47	58,477
Fidelity VIP Contrafund (AnnuiChoice™)	1,222,207	(2)	1,222,205	16.19	75,477
Fidelity VIP Contrafund (GrandMaster flex3™)	1,095,664	(2)	1,095,662	15.32	71,525
Fidelity VIP Contrafund (IQ3™)	1,499,993	(2)	1,499,991	13.94	107,624
Fidelity VIP Contrafund (Pinnacle Plus™)	2,346,754	(5)	2,346,749	15.26	153,777
Fidelity VIP Contrafund Standard (IQ Advisor™)	6,091	3	6,094	14.54	419
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	23,621	(1)	23,620	8.60	2,748
Fidelity VIP Disclipined Small Cap (Grandmaster™)	15,928	(1)	15,927	8.46	1,884
Fidelity VIP Disclipined Small Cap (IQ™)	57,314	—	57,314	8.41	6,811
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	80,112	(3)	80,109	8.33	9,620
Fidelity VIP Disciplined Small Cap (Advantedge™)	5,336	—	5,336	10.23	522
Fidelity VIP Equity-Income (Advantedge™)	123,827	(1)	123,826	8.69	14,244

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (AnnuiChoice II™)	$276,261	$(1)	$276,260	$9.02	30,623
Fidelity VIP Equity-Income (AnnuiChoice™)	305,050	(1)	305,049	11.83	25,786
Fidelity VIP Equity-Income (GrandMaster flex3™)	174,628	—	174,628	11.92	14,646
Fidelity VIP Equity-Income (IQ3™)	376,473	1	376,474	10.69	35,226
Fidelity VIP Equity-Income (Pinnacle Plus™)	937,988	5	937,993	12.17	77,085
Fidelity VIP Freedom 2010 (Advantedge™)	61,990	1	61,991	10.18	6,091
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	10,370	1	10,371	9.98	1,039
Fidelity VIP Freedom 2010 (Grandmaster™)	27,685	(1)	27,684	10.08	2,748
Fidelity VIP Freedom 2010 (IQ3™)	66,840	—	66,840	10.03	6,665
Fidelity VIP Freedom 2015 (Advantedge™)	112,830	—	112,830	10.06	11,216
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	10,161	1	10,162	9.99	1,017
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	6,177	—	6,177	9.80	630
Fidelity VIP Freedom 2015 (IQ3™)	275,064	—	275,064	9.85	27,924
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	149,063	—	149,063	9.75	15,291
Fidelity VIP Freedom 2020 (Advantedge™)	10,812	(1)	10,811	9.73	1,111
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	31,212	1	31,213	9.57	3,263
Fidelity VIP Freedom 2020 (IQ3™)	160,060	1	160,061	9.43	16,972
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	81,680	—	81,680	9.33	8,752
Fidelity VIP Freedom 2025 (Advantedge™)	10,798	1	10,799	9.62	1,123
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	2,544	—	2,544	8.75	291
Fidelity VIP Growth (Advantedge™)	61,643	(2)	61,641	8.68	7,098
Fidelity VIP Growth (AnnuiChoice II™)	194,973	—	194,973	10.52	18,525
Fidelity VIP Growth (AnnuiChoice™)	105,337	(1)	105,336	10.25	10,274
Fidelity VIP Growth (GrandMaster flex3™)	78,450	—	78,450	11.69	6,713
Fidelity VIP Growth (GrandMaster™)	320,949	(1)	320,948	9.26	34,661
Fidelity VIP Growth (IQ3™)	110,520	4	110,524	7.73	14,305
Fidelity VIP Growth (Pinnacle Plus™)	298,297	1	298,298	11.81	25,261
Fidelity VIP High Income (AnnuiChoice II™)	67,475	—	67,475	12.86	5,245
Fidelity VIP High Income (AnnuiChoice™)	266,156	2	266,158	18.33	14,523
Fidelity VIP High Income (GrandMaster flex3™)	1,647,793	1	1,647,794	16.34	100,835
Fidelity VIP High Income (IQ3™)	6,270,685	20	6,270,705	14.66	427,726
Fidelity VIP High Income (Pinnacle Plus™)	248,384	(1)	248,383	15.06	16,489
Fidelity VIP High Income (Advantedge™)	690,351	1	690,352	12.25	56,341
Fidelity VIP II Index 500 (Advantedge™)	479,587	4	479,591	9.43	50,870
Fidelity VIP II Index 500 (AnnuiChoice II™)	280,370	5	280,375	8.73	32,128
Fidelity VIP II Index 500 (AnnuiChoice™)	455,735	(4)	455,731	11.06	41,212
Fidelity VIP II Index 500 (GrandmasterFlex3™)	303,397	—	303,397	8.56	35,433
Fidelity VIP II Index 500 (Grandmaster™)	1,267,167	(1)	1,267,166	8.64	146,590
Fidelity VIP II Index 500 (IQ3™)	513,465	3	513,468	9.67	53,088
Fidelity VIP II Index 500 (Pinnacle Plus™)	1,030,199	—	1,030,199	12.54	82,126
Fidelity VIP Investment Grade Bond (Advantedge™)	414,382	1	414,383	12.05	34,401
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	335,847	—	335,847	12.80	26,233
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	504,606	1	504,607	15.82	31,903
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	361,633	—	361,633	13.10	27,597
Fidelity VIP Investment Grade Bond (GrandMaster ™)	357,562	3	357,565	12.33	29,008
Fidelity VIP Investment Grade Bond (IQ3™)	652,064	1	652,065	15.35	42,482
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	487,816	(3)	487,813	12.92	37,758
Fidelity VIP Mid Cap (AnnuiChoice II™)	727,491	(1)	727,490	11.05	65,845
Fidelity VIP Mid Cap (AnnuiChoice™)	662,450	(4)	662,446	21.53	30,772
Fidelity VIP Mid Cap (GrandMaster flex3™)	428,224	—	428,224	19.77	21,662
Fidelity VIP Mid Cap (Grandmaster™)	290,105	2	290,107	16.48	17,603
Fidelity VIP Mid Cap (IQ Annuity™)	862,165	—	862,165	19.94	43,246
Fidelity VIP Mid Cap (Pinnacle Plus™)	1,376,514	(14)	1,376,500	19.67	69,985
Fidelity VIP Mid Cap (Advantedge™)	692,096	(2)	692,094	9.77	70,835
Fidelity VIP Overseas (Advantedge™)	312,537	16	312,553	6.78	46,085
Fidelity VIP Overseas (AnnuiChoice II™)	163,553	(1)	163,552	7.96	20,554
Fidelity VIP Overseas (AnnuiChoice™)	260,165	(3)	260,162	12.03	21,626
Fidelity VIP Overseas (GrandMaster flex3™)	126,118	2	126,120	10.70	11,783
Fidelity VIP Overseas (GrandMaster™)	185,278	(1)	185,277	6.61	28,047
Fidelity VIP Overseas (IQ3™)	317,943	—	317,943	9.24	34,408
Fidelity VIP Overseas (Pinnacle Plus™)	304,799	(1)	304,798	13.13	23,212
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3™)	34,873	(1)	34,872	16.08	2,168
JPMorgan IT Mid Cap (Grandmaster™)	56,176	(1)	56,175	16.13	3,483

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 1 (continued):
JPMorgan IT Mid Cap (GrandMaster flex3™)	$81,682	$—	$81,682	$16.04	5,093
JPMorgan IT Mid Cap (Pinnacle Plus™)	250,239	—	250,239	15.99	15,653
JPMorgan IT Mid Cap (AnnuiChoice™)	1,151	1	1,152	16.28	71
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	10,044	—	10,044	22.30	450
Van Kampen UIF Emerging Markets Debt (IQ3™)	1,311	(1)	1,310	21.72	60
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	4,050	1	4,051	9.75	415
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	34,690	(1)	34,689	23.04	1,506
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	123,773	(1)	123,772	21.75	5,690
Van Kampen UIF U.S. Real Estate (IQ3™)	84,168	(1)	84,167	21.95	3,835
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	282,078	(2)	282,076	16.34	17,264
Franklin Growth and Income Securities (Advantedge™)	112,568	2	112,570	9.64	11,680
Franklin Growth and Income Securities (AnnuiChoice II™)	79,502	(2)	79,500	9.67	8,221
Franklin Growth and Income Securities (AnnuiChoice™)	912,882	(1)	912,881	13.88	65,747
Franklin Growth and Income Securities (GrandMaster flex3™)	464,957	(1)	464,956	13.21	35,204
Franklin Growth and Income Securities (Grandmaster™)	851,938	3	851,941	13.45	63,340
Franklin Growth and Income Securities (IQ Annuity™)	694,423	1	694,424	13.33	52,102
Franklin Growth and Income Securities (Pinnacle Plus™)	579,739	1	579,740	12.52	46,293
Franklin Income Securities (Advantedge™)	224,339	(1)	224,338	10.74	20,881
Franklin Income Securities (AnnuiChoice II™)	363,033	—	363,033	11.47	31,658
Franklin Income Securities (AnnuiChoice™)	220,474	(1)	220,473	18.25	12,081
Franklin Income Securities (GrandMaster flex3™)	1,730,274	5	1,730,279	17.36	99,673
Franklin Income Securities (Grandmaster™)	1,283,621	(2)	1,283,619	17.68	72,609
Franklin Income Securities (IQ Annuity™)	1,166,872	(2)	1,166,870	17.52	66,609
Franklin Income Securities (Pinnacle Plus™)	1,064,940	3	1,064,943	15.27	69,742
Franklin Large Cap Growth Securities (Advantedge™)	119,984	(1)	119,983	9.43	12,717
Franklin Large Cap Growth Securities (AnnuiChoice II™)	118,685	1	118,686	10.12	11,724
Franklin Large Cap Growth Securities (AnnuiChoice™)	35,906	(3)	35,903	13.29	2,702
Franklin Large Cap Growth Securities (GrandMaster flex3™)	22,091	—	22,091	12.64	1,748
Franklin Large Cap Growth Securities (Grandmaster™)	38,261	(2)	38,259	12.87	2,973
Franklin Large Cap Growth Securities (IQ Annuity™)	213,172	(2)	213,170	12.75	16,715
Franklin Large Cap Growth Securities (Pinnacle Plus™)	239,245	3	239,248	11.41	20,959
Franklin Mutual Shares Securities (Advantedge™)	1,186,693	2	1,186,695	8.78	135,229
Franklin Mutual Shares Securities (AnnuiChoice II™)	173,295	2	173,297	9.20	18,834
Franklin Mutual Shares Securities (AnnuiChoice™)	409,082	2	409,084	14.98	27,311
Franklin Mutual Shares Securities (GrandMaster flex3™)	1,011,008	1	1,011,009	14.25	70,959
Franklin Mutual Shares Securities (IQ Annuity™)	303,947	(1)	303,946	14.38	21,140
Franklin Mutual Shares Securities (Pinnacle Plus™)	749,763	3	749,766	12.97	57,824
Franklin Mutual Shares Securities Standard (IQ Advisor™)	11,493	(1)	11,492	12.56	915
Franklin Mutual Shares Securities(Grandmaster™)	1,122,695	—	1,122,695	14.51	77,376
Franklin Small Cap Value Securities (Advantedge™)	84,191	(1)	84,190	10.45	8,053
Franklin Small Cap Value Securities (AnnuiChoice II™)	28,139	(1)	28,138	9.07	3,104
Franklin Small Cap Value Securities (AnnuiChoice™)	116,277	—	116,277	9.13	12,734
Franklin Small Cap Value Securities (GrandmasterFlex3™)	68,430	1	68,431	8.90	7,692
Franklin Small Cap Value Securities (Grandmaster™)	895,494	—	895,494	8.98	99,709
Franklin Small Cap Value Securities (IQ3 ™)	82,714	(2)	82,712	8.94	9,254
Franklin Small Cap Value Securities (Pinnacle Plus ™)	255,871	(5)	255,866	8.85	28,927
Templeton Foreign Securities Fund (AnnuiChoice II™)	133,999	(1)	133,998	9.46	14,170
Templeton Foreign Securities Fund (AnnuiChoice ™)	72,019	(1)	72,018	17.02	4,231
Templeton Foreign Securities Fund (Advantedge™)	326,274	11	326,285	8.21	39,725
Templeton Foreign Securities Fund (GrandMaster flex3™)	269,270	2	269,272	16.19	16,631
Templeton Foreign Securities Fund (Grandmaster™)	259,337	1	259,338	16.49	15,728
Templeton Foreign Securities Fund (Pinnacle Plus™)	534,701	3	534,704	14.89	35,905
Templeton Growth Securities (Advantedge™)	84,001	1	84,002	7.88	10,660
Templeton Growth Securities (AnnuiChoice II™)	50,912	1	50,913	8.04	6,331
Templeton Growth Securities (AnnuiChoice™)	4,556	1	4,557	13.79	330
Templeton Growth Securities (GrandMaster flex3™)	622,500	(1)	622,499	13.11	47,473
Templeton Growth Securities (Grandmaster™)	245,643	1	245,644	13.35	18,395
Templeton Growth Securities (IQ Annuity™)	695,796	(1)	695,795	13.23	52,583
Templeton Growth Securities (Pinnacle Plus™)	292,352	7	292,359	12.00	24,365
Templeton Growth Securities Standard (IQ Advisor™)	5,071	—	5,071	11.09	457
Invesco Van Kampen VI Comstock (Advantedge™)	14,929	(1)	14,928	9.20	1,623
Invesco Van Kampen VI Comstock (AnnuiChoice™)	19,380	—	19,380	14.81	1,309
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	80,439	(1)	80,438	14.08	5,712

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (Grandmaster™)	$67,195	$—	$67,195	$14.34	4,685
Invesco Van Kampen VI Comstock (IQ Annuity™)	16,884	—	16,884	14.21	1,188
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	203,805	(4)	203,801	12.76	15,971
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	20,211	(2)	20,209	9.31	2,171
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	5,358	(4)	5,354	14.39	372
Invesco Van Kampen VI Capital Growth (Grandmaster™)	77,510	1	77,511	13.94	5,559
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	117,290	(2)	117,288	12.01	9,766
Invesco Van Kampen VI Capital Growth (Advantedge™)	35,810	1	35,811	9.88	3,624
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	7,814	(1)	7,813	11.20	698
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	10,325	—	10,325	10.00	1,032
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	56,523	(1)	56,522	10.11	5,589
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	339,695	—	339,695	9.95	34,153
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	33,853	1	33,854	10.04	3,372
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	131,326	—	131,326	9.92	13,238
Van Kampen UIF Emerging Markets Debt (Advantedge™)	151,328	—	151,328	12.21	12,395
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	62,819	—	62,819	12.62	4,976
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	156,049	(2)	156,047	12.71	12,274
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	116,915	(1)	116,914	12.39	9,439
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	25,356	—	25,356	21.06	1,204
Van Kampen UIF Emerging Markets Debt (IQ3™)	105,303	1	105,304	20.86	5,047
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	4,414,389	(1)	4,414,388	18.06	244,485
Van Kampen UIF Emerging Markets Equity (Advantedge™)	337,650	—	337,650	7.34	45,980
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	58,191	1	58,192	11.37	5,116
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	291,482	—	291,482	30.23	9,644
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	318,431	—	318,431	28.75	11,075
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	653,034	1	653,035	29.28	22,303
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	350,362	(1)	350,361	29.01	12,076
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	763,161	2	763,163	24.98	30,552
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	198,867	(2)	198,865	8.02	24,792
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	105,912	(1)	105,911	8.08	13,110
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	598,358	5	598,363	19.84	30,166
Van Kampen UIF U.S. Real Estate (Advantedge™)	191,415	(2)	191,413	10.30	18,579
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	80,614	(1)	80,613	7.87	10,243
Van Kampen UIF U.S. Real Estate (Grandmaster™)	93,849	1	93,850	23.68	3,964
Van Kampen UIF U.S. Real Estate (IQ3 ™)	140,853	1	140,854	23.46	6,003
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	80,579	3	80,582	8.43	9,564
BlackRock Capital Appreciation VI (AnnuiChoice II™)	5,613	1	5,614	8.45	664
BlackRock Capital Appreciation VI (Annuichoice™)	6,200	1	6,201	8.46	733
BlackRock Global Allocation VI (Advantedge™)	514,089	(7)	514,082	8.92	57,617
BlackRock Global Allocation VI (AnnuiChoice II™)	38,895	(1)	38,894	8.95	4,346
BlackRock Global Allocation VI (Annuichoice™)	194,676	4	194,680	8.96	21,729
BlackRock Global Allocation VI (Grandmaster flex3 ™)	33,161	1	33,162	8.93	3,715
BlackRock Global Allocation VI (Grandmaster™)	8,895	1	8,896	8.94	995
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity (Advantedge™)	5,731	1	5,732	8.28	692
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)	8,437	—	8,437	8.29	1,018
Columbia VIT MidCap Value Opportunity (Grandmaster™)	43,802	—	43,802	8.30	5,279
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)	89,173	—	89,173	8.28	10,771
Columbia VIT Small Cap (Advantedge™)	262,622	—	262,622	14.36	18,282
Columbia VIT Small Cap (AnnuiChoice II ™)	10,660	—	10,660	14.54	733
Columbia VIT Small Cap (Grandmaster™)	71,911	1	71,912	14.46	4,972
Columbia VIT Small Cap (Pinnacle Plus™)	105,077	(1)	105,076	14.34	7,329
DWS Small Cap Index VIP (AnnuiChoice II™)	28,195	—	28,195	10.05	2,806
DWS Small Cap Index VIP (AnnuiChoice™)	54,512	(2)	54,510	14.36	3,797
DWS Small Cap Index VIP (GrandMaster flex3™)	66,537	(1)	66,536	14.67	4,536
DWS Small Cap Index VIP (Grandmaster™)	18,236	(3)	18,233	12.52	1,457
DWS Small Cap Index VIP (IQ3™)	104,053	(1)	104,052	13.63	7,636
DWS Small Cap Index VIP (Pinnacle Plus™)	238,709	(1)	238,708	14.12	16,907
DWS Small Cap Index VIP (Advantedge™)	2,150	1	2,151	10.34	208
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	153,299	(1)	153,298	11.01	13,923
Pimco VIT All Asset (Pinnacle Plus™)	195,449	(2)	195,447	10.92	17,897
Pimco VIT All Asset (Grandmaster™)	1,133,925	—	1,133,925	11.05	102,602

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3™)	$226,495	$—	$226,495	$10.97	20,647
Pimco VIT All Asset (Advantedge™)	350,096	—	350,096	11.03	31,730
Pimco VIT All Asset (AnnuiChoice II™)	355,537	—	355,537	11.23	31,662
Pimco VIT All Asset (AnnuiChoice™)	64,279	(1)	64,278	11.20	5,741
Pimco VIT Commodity Real Return Strategy (Advantedge™)	462,853	—	462,853	7.42	62,366
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	210,695	(1)	210,694	7.55	27,895
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	40,952	(1)	40,951	7.54	5,434
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	451,777	(2)	451,775	7.44	60,731
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	166,088	—	166,088	7.41	22,410
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	70,792	—	70,792	7.38	9,587
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	409,985	2	409,987	7.35	55,773
Pimco VIT Low Duration (IQ Annuity™)	663,186	6	663,192	11.16	59,432
Pimco VIT Low Duration (Grandmaster™)	65,686	2	65,688	11.20	5,865
Pimco VIT Low Duration (GrandMaster flex3™)	157,990	5	157,995	11.12	14,211
Pimco VIT Low Duration (Advantedge™)	540,106	7	540,113	11.06	48,853
Pimco VIT Low Duration (AnnuiChoice II™)	97,998	1	97,999	11.25	8,710
Pimco VIT Low Duration (AnnuiChoice™)	38,387	8	38,395	11.35	3,383
Pimco VIT Low Duration (Pinnacle Plus™)	438,081	14	438,095	11.07	39,581
Pimco VIT Real Return (AnnuiChoice II™)	172,592	2	172,594	12.29	14,048
Pimco VIT Real Return (Advantedge™)	181,099	5	181,104	12.07	15,002
Pimco VIT Real Return (AnnuiChoice™)	490,760	10	490,770	12.36	39,694
Pimco VIT Real Return (Grandmaster flex3™)	66,102	4	66,106	12.11	5,457
Pimco VIT Real Return (Grandmaster™)	136,020	4	136,024	12.20	11,145
Pimco VIT Real Return (IQ Annuity™)	286,620	4	286,624	12.16	23,573
Pimco VIT Real Return (Pinnacle Plus™)	4,656,195	1	4,656,196	12.06	386,092
Pimco VIT Total Return (Advantedge™)	3,923,552	2	3,923,554	12.29	319,170
Pimco VIT Total Return (AnnuiChoice II™)	1,037,600	—	1,037,600	12.51	82,936
Pimco VIT Total Return (AnnuiChoice™)	937,821	7	937,828	12.40	75,620
Pimco VIT Total Return (Grandmaster flex3™)	602,694	19	602,713	12.15	49,600
Pimco VIT Total Return (Grandmaster™)	900,384	—	900,384	12.24	73,551
Pimco VIT Total Return (IQ Annuity™)	947,631	1	947,632	12.20	77,699
Pimco VIT Total Return (Pinnacle Plus™)	1,208,152	—	1,208,152	12.10	99,873
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	49,425	(1)	49,424	8.12	6,090
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	42,275	3	42,278	8.37	5,054
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	45,990	—	45,990	8.51	5,402
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	3,279	—	3,279	8.32	394
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	1,024	1	1,025	8.21	125
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	10,514	—	10,514	8.18	1,285
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	35,657	5	35,662	9.16	3,892
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	177,037	(1)	177,036	9.34	18,964
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	152,591	—	152,591	9.29	16,423
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™)	54,400	(1)	54,399	9.23	5,892
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	26,843	1	26,844	9.18	2,926
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	7,551	2	7,553	9.14	826
Rydex SGI VT Managed Futures Strategies (Advantedge™)	120,220	1	120,221	7.66	15,688
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	10,544	—	10,544	7.81	1,350
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	108,494	—	108,494	7.65	14,189
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	5,588	—	5,588	7.72	723
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	175	1	176	7.68	23
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	18,982	1	18,983	7.77	2,442
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	109,739	2	109,741	8.48	12,938
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	57,853	(2)	57,851	8.63	6,702
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	31,509	(1)	31,508	8.56	3,680
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	16,584	1	16,585	8.39	1,977
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	152,758	(1)	152,757	8.45	18,076
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	90,879	(2)	90,877	8.42	10,794
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	200,187	(1)	200,186	8.35	23,973
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)	18,946	116	19,062	26.55	714
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)	34,462	(1)	34,461	26.33	1,309
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	10,178	—	10,178	25.84	394
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	9,123	—	9,123	27.65	330
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	6,279	74	6,353	26.19	240

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (Continued):
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	$5,010	$—	$5,010	$25.97	193
iShares S&P 500 Growth Index ETF (Varoom)	20,198	50	20,248	25.60	789
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	129,800	18	129,818	25.44	5,102
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	4,841	1	4,842	25.39	191
iShares S&P 500 Index ETF (Varoom)	41,830	(7)	41,823	25.05	1,670
iShares S&P 500 Index ETF (Varoom GLWB 1)	748,448	(6)	748,442	24.89	30,066
iShares S&P 500 Index ETF (Varoom GLWB 2)	31,418	2	31,420	24.84	1,265
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	29,854	19	29,873	24.41	1,223
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	4,952	—	4,952	24.36	203
iShares S&P MidCap 400 Index ETF (Varoom)	23,167	(94)	23,073	23.89	970
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)	224,595	(4)	224,591	23.74	9,462
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)	18,733	4	18,737	23.69	791
iShares S&P SmallCap 600 Index ETF (Varoom)	16,892	(61)	16,831	24.47	690
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)	114,101	(1)	114,100	24.32	4,692
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)	7,064	2	7,066	24.27	291
iShares S&P Citigroup International Treasury Bond (Varoom)	12,223	7	12,230	25.64	477
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	112,296	15	112,311	25.48	4,407
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	9,573	—	9,573	25.43	376
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	6,369	83	6,452	26.03	245
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	101,411	7	101,418	25.81	3,929
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	20,130	(457)	19,673	20.03	1,005
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	21,958	—	21,958	19.86	1,105
Vanguard MSCI EAFE ETF (Varoom)	14,669	(357)	14,312	21.03	698
Vanguard MSCI EAFE ETF (Varoom GLWB 1)	108,024	21	108,045	20.90	5,169
Vanguard MSCI EAFE ETF (Varoom GLWB 2)	6,672	1	6,673	20.85	320
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	18,895	141	19,036	26.88	703
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	26,311	—	26,311	26.66	987
Vanguard Large-Cap Index ETF (Varoom)	6,258	(17)	6,241	24.85	252
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	21,284	3	21,287	24.64	864
Vanguard Mega Cap 300 Index ETF (Varoom)	20,390	13	20,403	25.20	809
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)	10,609	1	10,610	24.99	425
Vanguard REIT Index ETF (Varoom GLWB 2)	4,512	1	4,513	27.02	167
Vanguard Total Bond Market Index ETF (Varoom)	19,072	117	19,189	26.58	717
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	783,272	17	783,289	26.42	29,650
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	107,271	1	107,272	26.36	4,069

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$3,490	$3,539	$(49)	$(2,625)	$—	$10,008	$9,586	$(422)	$(3,047)	$(3,096)
Touchstone Aggressive ETF (AnnuiChoice™)	5,327	3,655	1,672	(615)	—	21,130	16,596	(4,534)	(5,149)	(3,477)
Touchstone Aggressive ETF (GrandMaster flex3™)	6,622	7,650	(1,028)	(4,573)	—	(13,377)	(16,028)	(2,651)	(7,224)	(8,252)
Touchstone Aggressive ETF (Grandmaster™)	4,867	792	4,075	(894)	—	(956)	1,325	2,281	1,387	5,462
Touchstone Aggressive ETF (IQ Annuity™)	6,589	7,637	(1,048)	(6,084)	—	71,045	70,200	(845)	(6,929)	(7,977)
Touchstone Aggressive ETF (Pinnacle Plus™)	2,076	1,737	339	(176)	—	15,508	14,695	(813)	(989)	(650)
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	9,410	7,653	1,757	4,608	—	158,504	140,712	(17,792)	(13,184)	(11,427)
Touchstone Baron Small Cap (Advantedge™)	—	6,986	(6,986)	31,148	—	63,705	42,448	(21,257)	9,891	2,905
Touchstone Baron Small Cap (AnnuiChoice II™)	—	15,366	(15,366)	3,473	—	196,422	250,181	53,759	57,232	41,866
Touchstone Baron Small Cap (AnnuiChoice™)	—	5,870	(5,870)	24,509	—	76,110	71,240	(4,870)	19,639	13,769
Touchstone Baron Small Cap (GrandMaster flex3™)	—	9,365	(9,365)	(31,621)	—	31,494	93,344	61,850	30,229	20,864
Touchstone Baron Small Cap (Grandmaster™)	—	2,873	(2,873)	(943)	—	19,006	4,310	(14,696)	(15,639)	(18,512)
Touchstone Baron Small Cap (IQ Annuity™)	—	17,892	(17,892)	(58,698)	—	23,323	139,792	116,469	57,771	39,879
Touchstone Baron Small Cap (Pinnacle Plus™)	—	12,319	(12,319)	167,065	—	191,505	71,450	(120,055)	47,010	34,691
Touchstone Conservative ETF (AnnuiChoice II™)	10,439	6,375	4,064	5,461	—	60,293	62,905	2,612	8,073	12,137
Touchstone Conservative ETF (Advantedge™)	1,731	817	914	389	—	2,286	2,044	(242)	147	1,061
Touchstone Conservative ETF (AnnuiChoice™)	507	155	352	26	—	1,430	1,695	265	291	643
Touchstone Conservative ETF (GrandMaster flex3™)	15,416	20,893	(5,477)	100,869	—	154,012	85,724	(68,288)	32,581	27,104
Touchstone Conservative ETF (Grandmaster™)	3,998	2,901	1,097	3,662	—	24,342	24,136	(206)	3,456	4,553
Touchstone Conservative ETF (IQ Annuity™)	36,278	27,291	8,987	2,502	—	117,093	139,421	22,328	24,830	33,817
Touchstone Conservative ETF (Pinnacle Plus™)	35,841	28,975	6,866	9,867	—	114,630	120,617	5,987	15,854	22,720
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™)	—	(24)	24	308	—	(167)	—	167	475	499
Touchstone Core Bond (Advantedge ™)	8,316	2,139	6,177	455	—	244	2,838	2,594	3,049	9,226
Touchstone Core Bond (AnnuiChoice II™)	5,718	1,328	4,390	1,560	—	6,426	8,377	1,951	3,511	7,901
Touchstone Core Bond (AnnuiChoice™)	27,311	5,177	22,134	6,738	—	19,673	27,618	7,945	14,683	36,817
Touchstone Core Bond (GrandMaster flex3™)	14,404	3,901	10,503	1,144	—	7,935	13,291	5,356	6,500	17,003
Touchstone Core Bond (Grandmaster™)	39,080	9,295	29,785	29,512	—	55,109	39,240	(15,869)	13,643	43,428
Touchstone Core Bond (IQ Annuity™)	7,191	2,159	5,032	3,250	—	5,942	7,455	1,513	4,763	9,795
Touchstone Core Bond (Pinnacle Plus™)	27,938	10,519	17,419	42,200	—	21,588	2,340	(19,248)	22,952	40,371
Touchstone Enhanced ETF (Advantedge™)	1,476	2,666	(1,190)	(8,616)	—	(7,431)	(7,184)	247	(8,369)	(9,559)
Touchstone Enhanced ETF (AnnuiChoice™)	3,705	4,456	(751)	6,493	—	103,279	75,142	(28,137)	(21,644)	(22,395)
Touchstone Enhanced ETF (GrandMaster flex3™)	7,701	14,179	(6,478)	(58,631)	—	126,960	140,716	13,756	(44,875)	(51,353)
Touchstone Enhanced ETF (Grandmaster™)	1,708	2,834	(1,126)	2,945	—	49,527	36,453	(13,074)	(10,129)	(11,255)
Touchstone Enhanced ETF (IQ Annuity™)	4,104	7,343	(3,239)	(46,455)	—	(55,275)	(33,428)	21,847	(24,608)	(27,847)
Touchstone Enhanced ETF (Pinnacle Plus™)	2,638	5,763	(3,125)	36,265	—	95,966	49,129	(46,837)	(10,572)	(13,697)
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	1,424	1,976	(552)	5,871	—	31,998	17,446	(14,552)	(8,681)	(9,233)
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	3,165	4,078	(913)	16,324	—	70,843	52,370	(18,473)	(2,149)	(3,062)
Touchstone High Yield (Advantedge ™)	2,587	581	2,006	746	—	(400)	(1,845)	(1,445)	(699)	1,307
Touchstone High Yield (AnnuiChoice II™)	729	95	634	359	—	538	(36)	(574)	(215)	419
Touchstone High Yield (AnnuiChoice™)	23,016	2,666	20,350	10,647	—	23,101	5,098	(18,003)	(7,356)	12,994
Touchstone High Yield (GrandMaster flex3™)	17,832	3,548	14,284	24,526	—	26,773	(2,289)	(29,062)	(4,536)	9,748
Touchstone High Yield (Grandmaster™)	12,873	1,826	11,047	4,380	—	19,996	10,303	(9,693)	(5,313)	5,734
Touchstone High Yield (IQ Annuity™)	25,075	4,031	21,044	(750)	—	44,029	36,230	(7,799)	(8,549)	12,495

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Affiliated (continued):
Touchstone High Yield (Pinnacle Plus™)	$38,690	$8,875	$29,815	$9,263	$—	$(14,014)	$(31,334)	$(17,320)	$(8,057)	$21,758
Touchstone High Yield (Pinnacle Plus Reduced M&E ™)	—	—	—	15	—	—	—	—	15	15
Touchstone Large Cap Core Equity (Advantedge ™)	985	698	287	(275)	—	886	2,195	1,309	1,034	1,321
Touchstone Large Cap Core Equity (AnnuiChoice II™)	838	344	494	272	—	1,580	1,756	176	448	942
Touchstone Large Cap Core Equity (AnnuiChoice ™)	969	933	36	6,579	—	10,205	2,871	(7,334)	(755)	(719)
Touchstone Large Cap Core Equity (GrandMaster flex3™)	1,123	1,389	(266)	(9,203)	—	2,537	11,510	8,973	(230)	(496)
Touchstone Large Cap Core Equity (Grandmaster™)	9,209	8,307	902	60,818	—	68,407	(6,777)	(75,184)	(14,366)	(13,464)
Touchstone Large Cap Core Equity (IQ Annuity™)	6,293	5,360	933	(4,176)	—	(31,547)	(22,684)	8,863	4,687	5,620
Touchstone Large Cap Core Equity (Pinnacle Plus™)	5,654	7,355	(1,701)	(40,168)	—	3,120	39,388	36,268	(3,900)	(5,601)
Touchstone Mid Cap Growth (Advantedge ™)	27	278	(251)	5,011	—	6,317	1,192	(5,125)	(114)	(365)
Touchstone Mid Cap Growth (AnnuiChoice II™)	393	1,033	(640)	(5,191)	—	3,180	(7,962)	(11,142)	(16,333)	(16,973)
Touchstone Mid Cap Growth (AnnuiChoice™)	419	1,505	(1,086)	(19,289)	—	11,636	14,875	3,239	(16,050)	(17,136)
Touchstone Mid Cap Growth (GrandMaster flex3™)	908	4,810	(3,902)	(22,964)	—	(58,583)	(68,819)	(10,236)	(33,200)	(37,102)
Touchstone Mid Cap Growth (Grandmaster™)	771	3,331	(2,560)	(65,201)	—	(18,182)	13,779	31,961	(33,240)	(35,800)
Touchstone Mid Cap Growth (IQ Annuity™)	816	3,859	(3,043)	(18,568)	—	5,870	(7,885)	(13,755)	(32,323)	(35,366)
Touchstone Mid Cap Growth (Pinnacle Plus™)	2,329	15,568	(13,239)	126,129	—	193,976	(11,698)	(205,674)	(79,545)	(92,784)
Touchstone Moderate ETF (Advantedge™)	15,679	11,812	3,867	6,816	—	38,191	29,153	(9,038)	(2,222)	1,645
Touchstone Moderate ETF (AnnuiChoice™)	10,290	5,391	4,899	10,712	—	94,412	81,669	(12,743)	(2,031)	2,868
Touchstone Moderate ETF (GrandMaster flex3™)	25,774	19,117	6,657	(1,543)	—	102,915	98,761	(4,154)	(5,697)	960
Touchstone Moderate ETF (Grandmaster™)	2,729	1,885	844	3,436	—	9,005	5,727	(3,278)	158	1,002
Touchstone Moderate ETF (IQ Annuity™)	32,725	28,122	4,603	1,036	—	198,211	207,253	9,042	10,078	14,681
Touchstone Moderate ETF (Pinnacle Plus™)	40,438	36,931	3,507	31,720	—	386,485	358,597	(27,888)	3,832	7,339
Touchstone Moderate ETF Fund (Pinnacle Plus Reduced M&E ™)	—	106	(106)	1,453	—		(1)	(1)	1,452	1,346
Touchstone Moderate ETF Fund (AnnuiChoice II™)	16,761	9,375	7,386	11,750	—	111,423	95,824	(15,599)	(3,849)	3,537
Touchstone Money Market (IQ3™)	465	59,266	(58,801)	—	—	—	—	—	—	(58,801)
Touchstone Money Market (GrandMaster flex3™)	143	19,006	(18,863)	—	—	—	—	—	—	(18,863)
Touchstone Money Market (AnnuiChoice II™)	42	3,494	(3,452)	—	—	—	—	—	—	(3,452)
Touchstone Money Market (Advantedge™)	51	6,796	(6,745)	—	—	—	—	—	—	(6,745)
Touchstone Money Market (Pinnacle Plus™)	150	19,064	(18,914)	—	—	—	—	—	—	(18,914)
Touchstone Money Market (AnnuiChoice™)	117	8,183	(8,066)	—	—	—	—	—	—	(8,066)
Touchstone Money Market (Grandmaster™)	495	50,037	(49,542)	—	—	—	—	—	—	(49,542)
Touchstone Third Avenue Value (Advantedge™)	7,008	5,431	1,577	31,502	—	46,065	(36,221)	(82,286)	(50,784)	(49,207)
Touchstone Third Avenue Value (AnnuiChoice II™)	9,434	5,138	4,296	(5,620)	—	75,976	10,474	(65,502)	(71,122)	(66,826)
Touchstone Third Avenue Value (AnnuiChoice™)	13,736	7,766	5,970	55,055	—	160,866	(12,262)	(173,128)	(118,073)	(112,103)
Touchstone Third Avenue Value (GrandMaster flex3™)	20,768	16,029	4,739	(180,452)	—	(168,966)	(159,964)	9,002	(171,450)	(166,711)
Touchstone Third Avenue Value (Grandmaster™)	24,995	24,940	55	(478,474)	—	(210,614)	(1,268)	209,346	(269,128)	(269,073)
Touchstone Third Avenue Value (IQ Annuity™)	35,486	25,841	9,645	(375,021)	—	(407,385)	(334,281)	73,104	(301,917)	(292,272)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle Plus™)	$21,806	$22,820	$(1,014)	$(330,492)	$—	$(202,972)	$(74,629)	$128,343	$(202,149)	$(203,163)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E ™)	—	—	—	25	—	—	—	—	25	25
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	205,773	122,060	83,713	(385,156)	—	(1,646,693)	(1,373,098)	273,595	(111,561)	(27,848)
Fidelity VIP Growth (Grandmaster™)	35,516	69,867	(34,351)	271,569	—	1,184,757	909,924	(274,833)	(3,264)	(37,615)
Fidelity VIP High Income (Grandmaster™)	244,416	48,663	195,753	89,810	—	377,725	188,931	(188,794)	(98,984)	96,769
Fidelity VIP II Asset Manager (Grandmaster™)	106,850	65,789	41,061	37,852	—	122,120	(124,461)	(246,581)	(208,729)	(167,668)
Fidelity VIP II Contrafund (Grandmaster™)	124,132	170,164	(46,032)	(365,597)	—	(2,035,499)	(2,086,748)	(51,249)	(416,846)	(462,878)
Fidelity VIP II Index 500 (Grandmaster™)	156,171	50,605	105,566	75,300	—	385,236	229,092	(156,144)	(80,844)	24,722
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	4,787	829	3,958	767	—	4,279	4,579	300	1,067	5,025
Fidelity VIP II Investment Grade Bond (Grandmaster™)	101,178	22,809	78,369	11,854	—	58,685	64,172	5,487	17,341	95,710
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	5,386	1,587	3,799	4,729	—	6,847	3,602	(3,245)	1,484	5,283
Fidelity VIP II Investment Grade Bond (IQ3™)	8,339	2,053	6,286	242	—	4,648	6,047	1,399	1,641	7,927
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	11,892	3,449	8,443	1,821	—	8,027	8,833	806	2,627	11,070
Fidelity VIP III Balanced (Grandmaster™)	33,428	25,563	7,865	8,269	—	111,496	8,546	(102,950)	(94,681)	(86,816)
Fidelity VIP Overseas (AnnuiChoice™)	22	16	6	922	—	1,258	99	(1,159)	(237)	(231)
Fidelity VIP Overseas (AnnuiChoice II™)	—	7	(7)	(3,261)	—	(3,404)	—	3,404	143	136
Fidelity VIP Overseas (Grandmaster™)	31,462	27,555	3,907	(121,840)	—	(679,419)	(946,074)	(266,655)	(388,495)	(384,588)
Fidelity VIP Overseas (GrandmasterFlex3™)	651	708	(57)	3,122	—	15,789	5,405	(10,384)	(7,262)	(7,319)
Fidelity VIP Overseas (IQ3™)	312	284	28	(173)	—	(2,882)	(6,478)	(3,596)	(3,769)	(3,741)
Fidelity VIP Overseas (Pinnacle Plus™)	1,503	1,786	(283)	(13,893)	—	(26,113)	(32,696)	(6,583)	(20,476)	(20,759)
Non-Affiliated Service Class:					—
Fidelity VIP III Mid Cap (Grandmaster™)	5,411	23,648	(18,237)	(16,863)	—	(444,480)	(622,192)	(177,712)	(194,575)	(212,812)
Non-Affiliated Service Class 2:					—
Fidelity VIP Asset Manager (Advantedge™)	1,496	1,086	410	143	—	11,762	8,297	(3,465)	(3,322)	(2,912)
Fidelity VIP Asset Manager (AnnuiChoice II™)	2,545	1,408	1,137	676	—	15,070	9,706	(5,364)	(4,688)	(3,551)
Fidelity VIP Asset Manager (AnnuiChoice™)	2,275	1,041	1,234	(271)	—	273	(4,506)	(4,779)	(5,050)	(3,816)
Fidelity VIP Asset Manager (GrandMaster flex3™)	696	809	(113)	(1,201)	—	(1,614)	(1,843)	(229)	(1,430)	(1,543)
Fidelity VIP Asset Manager (IQ3™)	7,267	4,537	2,730	(501)	—	15,925	(2,350)	(18,275)	(18,776)	(16,046)
Fidelity VIP Asset Manager (Pinnacle Plus™)	2,512	2,103	409	(7,733)	—	(7,670)	(4,076)	3,594	(4,139)	(3,730)
Fidelity VIP Balanced (Advantedge™)	5,955	3,828	2,127	826	—	14,555	(6,003)	(20,558)	(19,732)	(17,605)
Fidelity VIP Balanced (AnnuiChoice II™)	2,347	1,117	1,230	15,086	—	18,568	1,928	(16,640)	(1,554)	(324)
Fidelity VIP Balanced (AnnuiChoice™)	4,660	2,680	1,980	(124)	—	19,956	5,736	(14,220)	(14,344)	(12,364)
Fidelity VIP Balanced (GrandMaster flex3™)	6,283	5,586	697	(2,906)	—	17,031	(1,601)	(18,632)	(21,538)	(20,841)
Fidelity VIP Balanced (GrandMaster ™)	9,088	5,949	3,139	18,794	—	46,042	17,811	(28,231)	(9,437)	(6,298)
Fidelity VIP Balanced (IQ3™)	5,147	4,380	767	(2,435)	—	15,575	1,432	(14,143)	(16,578)	(15,811)
Fidelity VIP Balanced (Pinnacle Plus™)	9,501	12,137	(2,636)	126,102	—	120,471	(16,269)	(136,740)	(10,638)	(13,274)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Advantedge™)	$11,812	$21,886	$(10,074)	$110,372	$—	$187,076	$24,876	$(162,200)	$(51,828)	$(61,902)
Fidelity VIP Contrafund (AnnuiChoice II™)	5,105	7,165	(2,060)	1,676	—	132,540	109,854	(22,686)	(21,010)	(23,070)
Fidelity VIP Contrafund (AnnuiChoice™)	10,288	13,394	(3,106)	(57,567)	—	(1,690)	9,753	11,443	(46,124)	(49,230)
Fidelity VIP Contrafund (GrandMaster flex3™)	9,122	20,019	(10,897)	(145,157)	—	(161,067)	(65,987)	95,080	(50,077)	(60,974)
Fidelity VIP Contrafund (IQ3™)	12,502	23,946	(11,444)	(112,460)	—	(125,814)	(67,260)	58,554	(53,906)	(65,350)
Fidelity VIP Contrafund (Pinnacle Plus™)	19,705	54,531	(34,826)	(399,164)	—	(380,305)	(103,635)	276,670	(122,494)	(157,320)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	—	—	—	29	—	—	—	—	29	29
Fidelity VIP Contrafund Standard (IQ Advisor™)	51	38	13	(10)	—	(1,676)	(1,890)	(214)	(224)	(211)
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	28	336	(308)	(2,073)	—	(3,627)	(2,381)	1,246	(827)	(1,135)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	—	17	(17)	470	—	(136)	—	136	606	589
Fidelity VIP Disclipined Small Cap (Grandmaster™)	19	291	(272)	(108)	—	(1,372)	(1,358)	14	(94)	(366)
Fidelity VIP Disclipined Small Cap (IQ™)	68	862	(794)	(89)	—	(1,288)	(2,146)	(858)	(947)	(1,741)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	95	2,881	(2,786)	78,315	—	65,333	(704)	(66,037)	12,278	9,492
Fidelity VIP Disciplined Small Cap (Advantedge™)	6	171	(165)	5,053	—	5,200	1,002	(4,198)	855	690
Fidelity VIP Equity-Income (Advantedge™)	2,941	1,659	1,282	9,971	—	19,156	8,875	(10,281)	(310)	972
Fidelity VIP Equity-Income (AnnuiChoice II™)	6,561	3,739	2,822	25,038	—	65,744	36,832	(28,912)	(3,874)	(1,052)
Fidelity VIP Equity-Income (AnnuiChoice™)	7,254	3,490	3,764	(52,994)	—	(61,171)	(15,215)	45,956	(7,038)	(3,274)
Fidelity VIP Equity-Income (GrandMaster flex3™)	4,148	2,629	1,519	(16,033)	—	(42,964)	(30,748)	12,216	(3,817)	(2,298)
Fidelity VIP Equity-Income (IQ3™)	8,960	5,727	3,233	13,642	—	134,503	114,882	(19,621)	(5,979)	(2,746)
Fidelity VIP Equity-Income (Pinnacle Plus™)	22,562	23,555	(993)	(221,748)	—	(279,140)	(62,275)	216,865	(4,883)	(5,876)
Fidelity VIP Equity-Income (Pinnacle Plus™)	—	—	—	9	—	—	—	—	9	9
Fidelity VIP Freedom 2010 (Advantedge™)	1,505	1,045	460	120	—	2,562	669	(1,893)	(1,773)	(1,313)
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	252	165	87	42	—	1,981	1,647	(334)	(292)	(205)
Fidelity VIP Freedom 2010 (Grandmaster™)	675	436	239	1,457	—	5,493	3,364	(2,129)	(672)	(433)
Fidelity VIP Freedom 2010 (IQ3™)	1,622	995	627	78	—	4,614	2,637	(1,977)	(1,899)	(1,272)
Fidelity VIP Freedom 2010 (Pinnacle Plus™)	—	12	(12)	235	—	—	—	—	235	223
Fidelity VIP Freedom 2015 (Advantedge™)	2,716	1,860	856	241	—	11,160	7,634	(3,526)	(3,285)	(2,429)
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	245	130	115	(247)	—	(1,267)	(1,241)	26	(221)	(106)
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	149	99	50	(4)	—	31	(145)	(176)	(180)	(130)
Fidelity VIP Freedom 2015 (IQ3™)	6,621	4,150	2,471	1,151	—	29,112	19,829	(9,283)	(8,132)	(5,661)
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	3,588	2,799	789	(2,229)	—	(657)	(1,550)	(893)	(3,122)	(2,333)
Fidelity VIP Freedom 2020 (Advantedge™)	258	179	79	32	—	920	498	(422)	(390)	(311)
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	746	370	376	(90)	—	(5,742)	(6,787)	(1,045)	(1,135)	(759)
Fidelity VIP Freedom 2020 (IQ3™)	3,826	2,399	1,427	409	—	25,664	19,439	(6,225)	(5,816)	(4,389)
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	1,952	390	1,562	(899)	—	(2,912)	(4,091)	(1,179)	(2,078)	(516)
Fidelity VIP Freedom 2025 (Advantedge™)	238	178	60	53	—	1,085	546	(539)	(486)	(426)
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	—	16	(16)	(64)	—	35	—	(35)	(99)	(115)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	$57	$45	$12	$(16)	$—	$(503)	$(618)	$(115)	$(131)	$(119)
Fidelity VIP Growth (Advantedge™)	309	1,050	(741)	(459)	—	4,219	4,493	274	(185)	(926)
Fidelity VIP Growth (AnnuiChoice II™)	940	2,330	(1,390)	15,993	—	53,293	38,251	(15,042)	951	(439)
Fidelity VIP Growth (AnnuiChoice™)	719	1,825	(1,106)	9,119	—	4,183	(2,257)	(6,440)	2,679	1,573
Fidelity VIP Growth (GrandMaster flex3™)	459	1,614	(1,155)	(8,502)	—	(1,594)	3,889	5,483	(3,019)	(4,174)
Fidelity VIP Growth (GrandMaster™)	1,755	4,857	(3,102)	(15,925)	—	27,543	44,267	16,724	799	(2,303)
Fidelity VIP Growth (IQ3™)	554	1,706	(1,152)	1,271	—	21,968	20,116	(1,852)	(581)	(1,733)
Fidelity VIP Growth (Pinnacle Plus™)	1,632	6,256	(4,624)	17,306	—	8,466	(6,365)	(14,831)	2,475	(2,149)
Fidelity VIP High Income (AnnuiChoice II™)	4,608	676	3,932	3,932	—	6,570	(877)	(7,447)	(3,515)	417
Fidelity VIP High Income (AnnuiChoice™)	18,843	3,929	14,914	41,377	—	63,092	6,042	(57,050)	(15,673)	(759)
Fidelity VIP High Income (GrandMaster flex3™)	113,683	17,427	96,256	15,618	—	(39,674)	(91,493)	(51,819)	(36,201)	60,055
Fidelity VIP High Income (IQ3™)	438,743	65,173	373,570	234,584	—	10,142	(343,944)	(354,086)	(119,502)	254,068
Fidelity VIP High Income (Pinnacle Plus™)	17,120	4,789	12,331	15,915	—	10,785	(12,971)	(23,756)	(7,841)	4,490
Fidelity VIP High Income (Advantedge™)	47,481	8,100	39,381	26,956	—	1,457	(38,964)	(40,421)	(13,465)	25,916
Fidelity VIP II Index 500 (Advantedge™)	18,513	7,469	11,044	31,498	—	55,708	11,390	(44,318)	(12,820)	(1,776)
Fidelity VIP II Index 500 (AnnuiChoice II™)	12,118	3,419	8,699	23,786	—	69,726	38,655	(31,071)	(7,285)	1,414
Fidelity VIP II Index 500 (AnnuiChoice™)	19,066	4,849	14,217	(22,561)	—	(54,631)	(45,044)	9,587	(12,974)	1,243
Fidelity VIP II Index 500 (GrandmasterFlex3™)	18,003	5,912	12,091	(74,894)	—	(79,939)	(10,160)	69,779	(5,115)	6,976
Fidelity VIP II Index 500 (Grandmaster™)	56,373	18,370	38,003	(47,188)	—	121,580	141,066	19,486	(27,702)	10,301
Fidelity VIP II Index 500 (IQ3™)	21,665	7,666	13,999	(10,917)	—	(95,264)	(96,091)	(827)	(11,744)	2,255
Fidelity VIP II Index 500 (Pinnacle Plus™)	71,497	26,806	44,691	(191,048)	—	(188,391)	(54,559)	133,832	(57,216)	(12,525)
Fidelity VIP II Index 500 (Pinnacle Plus Reduced M&E ™)	—	—	—	22	—	—	—	—	22	22
Fidelity VIP Investment Grade Bond (Advantedge™)	20,245	5,268	14,977	2,343	—	47	189	142	2,485	17,462
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	17,746	3,188	14,558	1,050	—	7,151	6,990	(161)	889	15,447
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	31,173	5,690	25,483	7,780	—	1,217	1,676	459	8,239	33,722
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	24,157	6,676	17,481	30,825	—	25,783	(3,043)	(28,826)	1,999	19,480
Fidelity VIP Investment Grade Bond (GrandMaster ™)	22,943	5,723	17,220	27,940	—	21,207	(1,719)	(22,926)	5,014	22,234
Fidelity VIP Investment Grade Bond (IQ3™)	37,207	9,438	27,769	2,678	—	27,715	31,968	4,253	6,931	34,700
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	27,274	7,606	19,668	2,167	—	860	1,720	860	3,027	22,695
Fidelity VIP Mid Cap (AnnuiChoice II™)	1,575	7,179	(5,604)	21,668	—	80,419	(20,816)	(101,235)	(79,567)	(85,171)
Fidelity VIP Mid Cap (AnnuiChoice™)	1,435	7,067	(5,632)	(15,701)	—	36,739	(32,165)	(68,904)	(84,605)	(90,237)
Fidelity VIP Mid Cap (GrandMaster flex3™)	928	8,978	(8,050)	19,091	—	110,381	27,866	(82,515)	(63,424)	(71,474)
Fidelity VIP Mid Cap (Grandmaster™)	642	8,661	(8,019)	160,831	—	186,396	(42,437)	(228,833)	(68,002)	(76,021)
Fidelity VIP Mid Cap (IQ Annuity™)	1,870	14,565	(12,695)	(3,779)	—	55,047	(50,886)	(105,933)	(109,712)	(122,407)
Fidelity VIP Mid Cap (Pinnacle Plus™)	2,965	30,117	(27,152)	295,414	—	486,526	20,201	(466,325)	(170,911)	(198,063)
Fidelity VIP Mid Cap (Advantedge™)	1,498	10,285	(8,787)	29,453	—	68,422	(52,348)	(120,770)	(91,317)	(100,104)
Fidelity VIP Overseas (Advantedge™)	4,724	4,632	92	4,166	—	29,420	(38,341)	(67,761)	(63,595)	(63,503)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AnnuiChoice II™)	$2,589	$2,207	$382	$11,537	$—	$46,686	$(460)	$(47,146)	$(35,609)	$(35,227)
Fidelity VIP Overseas (AnnuiChoice™)	4,451	3,454	997	(54,770)	—	(37,853)	(45,491)	(7,638)	(62,408)	(61,411)
Fidelity VIP Overseas (GrandMaster flex3™)	2,158	2,831	(673)	(22,237)	—	23,866	15,899	(7,967)	(30,204)	(30,877)
Fidelity VIP Overseas (GrandMaster™)	3,033	3,356	(323)	(7,921)	—	18,111	(15,021)	(33,132)	(41,053)	(41,376)
Fidelity VIP Overseas (IQ3™)	5,292	5,652	(360)	(70,954)	—	(4,717)	(4,524)	193	(70,761)	(71,121)
Fidelity VIP Overseas (Pinnacle Plus™)	5,119	6,680	(1,561)	(37,037)	—	32,968	(4,434)	(37,402)	(74,439)	(76,000)
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3™)	576	601	(25)	4,227	—	17,255	12,737	(4,518)	(291)	(316)
JPMorgan IT Mid Cap (Grandmaster™)	816	842	(26)	2,736	—	22,997	20,563	(2,434)	302	276
JPMorgan IT Mid Cap (GrandMaster flex3™)	1,313	1,525	(212)	7,645	—	36,856	29,866	(6,990)	655	443
JPMorgan IT Mid Cap (Pinnacle Plus™)	4,709	5,514	(805)	69,707	—	153,199	88,113	(65,086)	4,621	3,816
JPMorgan IT Mid Cap (AnnuiChoice™)	1,919	1,138	781	35,762	—	53,605	(31)	(53,636)	(17,874)	(17,093)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	1,376	273	1,103	3,012	—	2,469	—	(2,469)	543	1,646
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	465	154	311	(1)	—	779	989	210	209	520
Van Kampen UIF Emerging Markets Debt (IQ3™)	90	25	65	72	—	232	195	(37)	35	100
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	75	86	(11)	(4,795)	—	(4,376)	493	4,869	74	63
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	373	441	(68)	663	—	2,883	4,064	1,181	1,844	1,776
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	1,195	2,142	(947)	(27,283)	—	(19,308)	13,752	33,060	5,777	4,830
Van Kampen UIF U.S. Real Estate (IQ3™)	710	1,244	(534)	(26,154)	—	(49,362)	(18,700)	30,662	4,508	3,974
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	5,179	4,521	658	(9,348)	—	44,135	17,290	(26,845)	(36,193)	(35,535)
Franklin Growth and Income Securities (Advantedge™)	3,172	1,661	1,511	4,443	—	3,800	(2,232)	(6,032)	(1,589)	(78)
Franklin Growth and Income Securities (AnnuiChoice II™)	2,756	886	1,870	(1,280)	—	5,424	5,591	167	(1,113)	757
Franklin Growth and Income Securities (AnnuiChoice™)	38,137	10,142	27,995	(110,707)	—	39,565	124,034	84,469	(26,238)	1,757
Franklin Growth and Income Securities (GrandMaster flex3™)	17,052	7,163	9,889	(41,334)	—	(54,972)	(21,092)	33,880	(7,454)	2,435
Franklin Growth and Income Securities (Grandmaster™)	27,342	10,993	16,349	55,892	—	100,493	26,098	(74,395)	(18,503)	(2,154)
Franklin Growth and Income Securities (IQ Annuity™)	28,461	11,450	17,011	(86,278)	—	(187,045)	(110,466)	76,579	(9,699)	7,312
Franklin Growth and Income Securities (Pinnacle Plus™)	24,409	12,000	12,409	(201,425)	—	(280,747)	(83,728)	197,019	(4,406)	8,003
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E ™)	—	—	—	15		—	—	—	15	15
Franklin Income Securities (Advantedge™)	10,724	3,069	7,655	6,855	—	12,578	(5,325)	(17,903)	(11,048)	(3,393)
Franklin Income Securities (AnnuiChoice II™)	20,447	4,150	16,297	(11,576)	—	22,705	18,267	(4,438)	(16,014)	283
Franklin Income Securities (AnnuiChoice™)	16,775	2,881	13,894	(27,385)	—	(24,106)	(6,590)	17,516	(9,869)	4,025
Franklin Income Securities (GrandMaster flex3™)	112,181	30,110	82,071	(77,641)	—	(114,529)	(99,790)	14,739	(62,902)	19,169
Franklin Income Securities (Grandmaster™)	75,465	18,366	57,099	96,652	—	145,079	11,288	(133,791)	(37,139)	19,960
Franklin Income Securities (IQ Annuity™)	73,282	18,498	54,784	(42,564)	—	(32,493)	(36,300)	(3,807)	(46,371)	8,413
Franklin Income Securities (Pinnacle Plus™)	71,293	21,628	49,665	(104,933)	—	(129,935)	(57,338)	72,597	(32,336)	17,329
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	—	77	(77)	1,390	—	168	—	(168)	1,222	1,145

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Advantedge™)	$820	$1,803	$(983)	$3,496	$—	$14,110	$6,160	$(7,950)	$(4,454)	$(5,437)
Franklin Large Cap Growth Securities (AnnuiChoice II™)	806	1,409	(603)	(1,983)	—	(446)	(1,914)	(1,468)	(3,451)	(4,054)
Franklin Large Cap Growth Securities (AnnuiChoice™)	426	582	(156)	5,129	—	6,761	(359)	(7,120)	(1,991)	(2,147)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	217	519	(302)	8,348	—	8,848	662	(8,186)	162	(140)
Franklin Large Cap Growth Securities (Grandmaster™)	417	804	(387)	(6,809)	—	(6,508)	(2,635)	3,873	(2,936)	(3,323)
Franklin Large Cap Growth Securities (IQ Annuity™)	1,468	3,229	(1,761)	(3,333)	—	(18,011)	(19,827)	(1,816)	(5,149)	(6,910)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	2,697	11,320	(8,623)	(16,332)	—	3,460	(12,142)	(15,602)	(31,934)	(40,557)
Franklin Mutual Shares Securities (Advantedge™)	25,740	17,682	8,058	57,845	—	92,120	(3,310)	(95,430)	(37,585)	(29,527)
Franklin Mutual Shares Securities (AnnuiChoice II™)	4,885	1,951	2,934	(20,109)	—	(5,432)	2,762	8,194	(11,915)	(8,981)
Franklin Mutual Shares Securities (AnnuiChoice™)	13,430	5,420	8,010	(58,594)	—	5,007	30,997	25,990	(32,604)	(24,594)
Franklin Mutual Shares Securities (GrandMaster flex3™)	25,194	17,337	7,857	(37,463)	—	(212,257)	(206,713)	5,544	(31,919)	(24,062)
Franklin Mutual Shares Securities (IQ Annuity™)	7,624	4,756	2,868	(20,359)	—	(10,722)	(1,140)	9,582	(10,777)	(7,909)
Franklin Mutual Shares Securities (Pinnacle Plus™)	20,704	21,666	(962)	(177,914)	—	(222,549)	(58,416)	164,133	(13,781)	(14,743)
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	—	—	—	11		—	—	—	11	11
Franklin Mutual Shares Securities Standard (IQ Advisor™)	277	70	207	(10)	—	(1,463)	(1,851)	(388)	(398)	(191)
Franklin Mutual Shares Securities(Grandmaster™)	27,908	15,655	12,253	259	—	250,047	214,477	(35,570)	(35,311)	(23,058)
Franklin Small Cap Value Securities (Advantedge™)	1,015	1,640	(625)	25,798	—	24,004	6,355	(17,649)	8,149	7,524
Franklin Small Cap Value Securities (AnnuiChoice II™)	45	123	(78)	267	—	1,424	1,322	(102)	165	87
Franklin Small Cap Value Securities (AnnuiChoice™)	849	1,204	(355)	(40)	—	39,382	33,518	(5,864)	(5,904)	(6,259)
Franklin Small Cap Value Securities (GrandmasterFlex3™)	523	1,155	(632)	(1,927)	—	(1,677)	(3,118)	(1,441)	(3,368)	(4,000)
Franklin Small Cap Value Securities (Grandmaster™)	7,258	13,469	(6,211)	145,574	—	212,608	5,027	(207,581)	(62,007)	(68,218)
Franklin Small Cap Value Securities (IQ3 ™)	579	1,236	(657)	4,031	—	18,503	11,143	(7,360)	(3,329)	(3,986)
Franklin Small Cap Value Securities (Pinnacle Plus ™)	3,033	7,724	(4,691)	50,615	—	97,915	17,219	(80,696)	(30,081)	(34,772)
Templeton Foreign Securities Fund (AnnuiChoice II™)	2,509	1,700	809	(2,023)	—	12,184	(5,943)	(18,127)	(20,150)	(19,341)
Templeton Foreign Securities Fund (AnnuiChoice ™)	1,622	892	730	12,700	—	24,465	2,785	(21,680)	(8,980)	(8,250)
Templeton Foreign Securities Fund (Advantedge™)	5,190	4,712	478	6,563	—	18,620	(28,717)	(47,337)	(40,774)	(40,296)
Templeton Foreign Securities Fund (GrandMaster flex3™)	5,974	5,229	745	(27,603)	—	(66,543)	(79,882)	(13,339)	(40,942)	(40,197)
Templeton Foreign Securities Fund (Grandmaster™)	3,748	3,306	442	(12,456)	—	19,233	(1,986)	(21,219)	(33,675)	(33,233)
Templeton Foreign Securities Fund (Pinnacle Plus™)	12,663	17,584	(4,921)	85,441	—	47,739	(105,701)	(153,440)	(67,999)	(72,920)
Templeton Growth Securities (Advantedge™)	1,046	1,276	(230)	(2,338)	—	1,484	(2,439)	(3,923)	(6,261)	(6,491)
Templeton Growth Securities (AnnuiChoice II™)	611	576	35	(9,059)	—	(816)	(3,484)	(2,668)	(11,727)	(11,692)
Templeton Growth Securities (AnnuiChoice™)	1,187	846	341	(3,065)	—	637	(533)	(1,170)	(4,235)	(3,894)
Templeton Growth Securities (GrandMaster flex3™)	9,881	11,405	(1,524)	(65,384)	—	(227,374)	(212,720)	14,654	(50,730)	(52,254)
Templeton Growth Securities (Grandmaster™)	1,720	2,685	(965)	(26,636)	—	10,385	5,552	(4,833)	(31,469)	(32,434)
Templeton Growth Securities (IQ Annuity™)	10,197	11,232	(1,035)	2,102	—	14,335	(45,759)	(60,094)	(57,992)	(59,027)
Templeton Growth Securities (Pinnacle Plus™)	6,137	12,963	(6,826)	78,173	—	29,211	(47,136)	(76,347)	1,826	(5,000)
Templeton Growth Securities (Pinnacle Plus Reduced M&E ™)	—	—	—	29		—	—	—	29	29

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Growth Securities Standard (IQ Advisor™)	$74	$33	$41	$(8)	$—	$(1,251)	$(1,697)	$(446)	$(454)	$(413)
Invesco Van Kampen VI Comstock (Advantedge™)	—	78	(78)	(18)		—	(90)	(90)	(108)	(186)
Invesco Van Kampen VI Comstock (AnnuiChoice™)	499	271	228	3,365	—	4,679	(234)	(4,913)	(1,548)	(1,320)
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	1,495	1,624	(129)	8,931	—	39,463	24,632	(14,831)	(5,900)	(6,029)
Invesco Van Kampen VI Comstock (Grandmaster™)	1,097	988	109	(2,942)	—	(7,912)	(7,292)	620	(2,322)	(2,213)
Invesco Van Kampen VI Comstock (IQ Annuity™)	229	266	(37)	(569)	—	3,177	3,368	191	(378)	(415)
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	16,872	12,320	4,552	54,695	—	54,978	(15,916)	(70,894)	(16,199)	(11,647)
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	206	190	16	2,195	—	2,688	(34)	(2,722)	(527)	(511)
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	—	58	(58)	21	—	2,113	1,725	(388)	(367)	(425)
Invesco Van Kampen VI Capital Growth (GrandMaster flex3™)	—	48	(48)	323	—	831	—	(831)	(508)	(556)
Invesco Van Kampen VI Capital Growth (Grandmaster™)	—	617	(617)	11,207	—	18,644	5,345	(13,299)	(2,092)	(2,709)
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	—	11,065	(11,065)	115,445	—	90,383	(13,898)	(104,281)	11,164	99
Invesco Van Kampen VI Capital Growth (Advantedge™)	—	548	(548)	295	—	1,887	(1,906)	(3,793)	(3,498)	(4,046)
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	—	140	(140)	2,174	—	2,885	(191)	(3,076)	(902)	(1,042)
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	66	152	(86)	32	—	1,452	1,440	(12)	20	(66)
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	225	440	(215)	3,290	—	5,344	650	(4,694)	(1,404)	(1,619)
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	1,943	3,554	(1,611)	6,483	—	42,487	31,583	(10,904)	(4,421)	(6,032)
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	12	912	(900)	(852)	—	9,939	(29)	(9,968)	(10,820)	(11,720)
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	842	10,742	(9,900)	83,611	—	51,347	(9,455)	(60,802)	22,809	12,909
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice™)	—	76	(76)	649		—	—	—	649	573
Van Kampen UIF Emerging Markets Debt (Advantedge™)	7,433	2,521	4,912	7,234	—	8,794	4,770	(4,024)	3,210	8,122
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	2,108	576	1,532	(41)	—	1,410	2,504	1,094	1,053	2,585
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	8,305	1,854	6,451	3,560	—	7,698	7,760	62	3,622	10,073
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	5,385	1,790	3,595	(104)	—	669	3,050	2,381	2,277	5,872
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	1,116	541	575	(2,194)	—	1,088	450	(638)	(2,832)	(2,257)
Van Kampen UIF Emerging Markets Debt (IQ3™)	5,296	1,599	3,697	2,618	—	10,221	9,648	(573)	2,045	5,742
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	174,603	42,087	132,516	6,455	—	11,115	(47,329)	(58,444)	(51,989)	80,527
Van Kampen UIF Emerging Markets Equity (Advantedge™)	1,352	5,708	(4,356)	16,979	—	73,656	(10,224)	(83,880)	(66,901)	(71,257)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	290	895	(605)	(496)	—	18,490	3,130	(15,360)	(15,856)	(16,461)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	1,113	2,984	(1,871)	36,373	—	122,219	26,461	(95,758)	(59,385)	(61,256)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	1,724	7,317	(5,593)	80,888	—	237,616	66,783	(170,833)	(89,945)	(95,538)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	3,126	11,443	(8,317)	61,937	—	263,417	34,706	(228,711)	(166,774)	(175,091)
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	1,444	5,880	(4,436)	2,047	—	137,566	54,893	(82,673)	(80,626)	(85,062)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	3,800	17,438	(13,638)	74,559	—	167,707	(115,813)	(283,520)	(208,961)	(222,599)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	1,081	2,273	(1,192)	(12,592)	—	(6,427)	13,785	20,212	7,620	6,428
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	785	1,320	(535)	8,016	—	7,911	4,898	(3,013)	5,003	4,468
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	3,994	13,557	(9,563)	186,595	—	167,527	36,716	(130,811)	55,784	46,221

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (Advantedge™)	$620	$2,123	$(1,503)	$7,875	$—	$6,716	$(1,075)	$(7,791)	$84	$(1,419)
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	450	1,302	(852)	(5,338)	—	9,554	18,995	9,441	4,103	3,251
Van Kampen UIF U.S. Real Estate (Grandmaster™)	1,622	3,578	(1,956)	43,822	—	53,216	9,591	(43,625)	197	(1,759)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	781	2,122	(1,341)	12,719	—	54,706	49,751	(4,955)	7,764	6,423
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)*	2,078	508	1,570	(110)	—	—	(6,903)	(6,903)	(7,013)	(5,443)
BlackRock Capital Appreciation VI (AnnuiChoice II™)*	145	18	127	(4)	—	—	(497)	(497)	(501)	(374)
BlackRock Capital Appreciation VI (Annuichoice™)*	160	13	147	—	—	—	(207)	(207)	(207)	(60)
BlackRock Global Allocation VI (Advantedge™)*	23,859	3,597	20,262	(1,553)	—	—	(60,498)	(60,498)	(62,051)	(41,789)
BlackRock Global Allocation VI (AnnuiChoice II™)*	1,801	135	1,666	(76)	—	—	(2,453)	(2,453)	(2,529)	(863)
BlackRock Global Allocation VI (Annuichoice™)*	6,933	415	6,518	(123)	—	—	(10,360)	(10,360)	(10,483)	(3,965)
BlackRock Global Allocation VI (Grandmaster flex3 ™)*	1,506	65	1,441	(3)	—	—	(2,240)	(2,240)	(2,243)	(802)
BlackRock Global Allocation VI (Grandmaster™)*	404	3	401	(57)	—	—	(637)	(637)	(694)	(293)
Non-Affiliated Class B:
Columbia VIT Mid Cap (Advantedge ™)	100	37	63	1,605	—	1,017	—	(1,017)	588	651
Columbia VIT Mid Cap (Grandmaster™)	626	202	424	14,310	—	10,494	(1)	(10,495)	3,815	4,239
Columbia VIT Mid Cap (Grandmaster flex3 ™)	135	50	85	815	—	—	—	—	815	900
Columbia VIT Mid Cap (Pinnacle Plus™)	1,860	733	1,127	18,997	—	7,840	1	(7,839)	11,158	12,285
Columbia VIT MidCap Value Opportunity (Advantedge™)*	—	69	(69)	(137)	—	—	(1,130)	(1,130)	(1,267)	(1,336)
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)*	—	93	(93)	(14)	—	—	(1,664)	(1,664)	(1,678)	(1,771)
Columbia VIT MidCap Value Opportunity (Grandmaster™)*	—	129	(129)	(438)	—	—	(5,193)	(5,193)	(5,631)	(5,760)
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)*	—	1,193	(1,193)	(6,265)	—	—	(17,586)	(17,586)	(23,851)	(25,044)
Columbia VIT Small Cap (Advantedge™)	30,249	2,414	27,835	(541)	—	6,083	(44,898)	(50,981)	(51,522)	(23,687)
Columbia VIT Small Cap (AnnuiChoice II ™)	1,251	95	1,156	(52)	—	67	(1,977)	(2,044)	(2,096)	(940)
Columbia VIT Small Cap (Grandmaster™)	7,249	746	6,503	3,912	—	10,129	(5,130)	(15,259)	(11,347)	(4,844)
Columbia VIT Small Cap (Pinnacle Plus™)	24,270	3,499	20,771	(8,015)	—	21,067	(19,300)	(40,367)	(48,382)	(27,611)
DWS Small Cap Index VIP (AnnuiChoice II™)	207	329	(122)	(1,083)	—	2,483	149	(2,334)	(3,417)	(3,539)
DWS Small Cap Index VIP (AnnuiChoice™)	412	627	(215)	16,098	—	26,293	6,520	(19,773)	(3,675)	(3,890)
DWS Small Cap Index VIP (GrandMaster flex3™)	487	1,239	(752)	8,376	—	35,769	22,079	(13,690)	(5,314)	(6,066)
DWS Small Cap Index VIP (Grandmaster™)	114	261	(147)	(219)	—	3,903	2,750	(1,153)	(1,372)	(1,519)
DWS Small Cap Index VIP (IQ3™)	643	1,583	(940)	(732)	—	(4,313)	(9,534)	(5,221)	(5,953)	(6,893)
DWS Small Cap Index VIP (Pinnacle Plus™)	1,628	4,655	(3,027)	(21,860)	—	4,984	16,451	11,467	(10,393)	(13,420)
DWS Small Cap Index VIP (Advantedge™)	13	36	(23)	12	—	555	427	(128)	(116)	(139)
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	11,471	2,186	9,285	1,848	—	15,966	5,330	(10,636)	(8,788)	497
Pimco VIT All Asset (Pinnacle Plus™)	14,957	3,424	11,533	3,994	—	6,875	(7,459)	(14,334)	(10,340)	1,193
Pimco VIT All Asset (Grandmaster™)	92,174	16,367	75,807	(6,974)	—	8,867	(64,041)	(72,908)	(79,882)	(4,075)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3™)	$15,037	$2,794	$12,243	$154	$—	$3,578	$(9,509)	$(13,087)	$(12,933)	$(690)
Pimco VIT All Asset (Advantedge™)	25,889	5,397	20,492	1,822	—	1,921	(20,124)	(22,045)	(20,223)	269
Pimco VIT All Asset (AnnuiChoice II™)	25,829	3,838	21,991	(1,598)	—	63	(18,270)	(18,333)	(19,931)	2,060
Pimco VIT All Asset (AnnuiChoice™)	4,893	651	4,242	(51)	—	(1,662)	(5,275)	(3,613)	(3,664)	578
Pimco VIT Commodity Real Return Strategy (Advantedge™)	65,431	7,426	58,005	(15,941)	—	6,833	(82,710)	(89,543)	(105,484)	(47,479)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	32,063	2,641	29,422	1,461	—	27,824	(21,650)	(49,474)	(48,013)	(18,591)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	7,354	531	6,823	2,851	—	6,099	(6,496)	(12,595)	(9,744)	(2,921)
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	73,381	7,176	66,205	11,241	—	76,709	(53,801)	(130,510)	(119,269)	(53,064)
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	25,776	2,762	23,014	5,983	—	25,647	(18,720)	(44,367)	(38,384)	(15,370)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	10,984	1,240	9,744	109	—	8,038	(8,844)	(16,882)	(16,773)	(7,029)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	69,435	8,484	60,951	(2,923)	—	37,831	(62,325)	(100,156)	(103,079)	(42,128)
Pimco VIT Low Duration (IQ Annuity™)	9,083	8,559	524	958	—	1,227	(4,676)	(5,903)	(4,945)	(4,421)
Pimco VIT Low Duration (Grandmaster™)	1,086	926	160	401	—	1,044	367	(677)	(276)	(116)
Pimco VIT Low Duration (GrandMaster flex3™)	2,883	2,843	40	275	—	1,683	959	(724)	(449)	(409)
Pimco VIT Low Duration (Advantedge™)	8,194	8,412	(218)	2,867	—	3,202	(3,147)	(6,349)	(3,482)	(3,700)
Pimco VIT Low Duration (AnnuiChoice II™)	1,589	1,158	431	37	—	768	163	(605)	(568)	(137)
Pimco VIT Low Duration (AnnuiChoice™)	2,876	1,843	1,033	(3,094)	—	(445)	274	719	(2,375)	(1,342)
Pimco VIT Low Duration (Pinnacle Plus™)	6,338	6,823	(485)	4,599	—	9,049	581	(8,468)	(3,869)	(4,354)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E ™)	—	(5)	5	(6)		—	—	—	(6)	(1)
Pimco VIT Real Return (AnnuiChoice II™)	7,096	1,334	5,762	1,472	—	2,642	6,058	3,416	4,888	10,650
Pimco VIT Real Return (Advantedge™)	8,030	2,176	5,854	2,683	—	1,461	3,879	2,418	5,101	10,955
Pimco VIT Real Return (AnnuiChoice™)	22,973	4,436	18,537	846	—	5,835	30,385	24,550	25,396	43,933
Pimco VIT Real Return (Grandmaster flex3™)	3,221	1,047	2,174	794	—	2,971	5,512	2,541	3,335	5,509
Pimco VIT Real Return (Grandmaster™)	6,014	1,634	4,380	1,004	—	3,069	8,588	5,519	6,523	10,903
Pimco VIT Real Return (IQ Annuity™)	12,534	3,586	8,948	5,717	—	11,887	19,086	7,199	12,916	21,864
Pimco VIT Real Return (Pinnacle Plus™)	173,645	43,812	129,833	17,515	—	5,190	85,400	80,210	97,725	227,558
Pimco VIT Real Return (Pinnacle Plus Reduced M&E ™)	—	(4)	4	(9)	—	—	—	—	(9)	(5)
Pimco VIT Total Return (Advantedge™)	144,480	56,305	88,175	30,197	—	14,381	(42,323)	(56,704)	(26,507)	61,668
Pimco VIT Total Return (AnnuiChoice II™)	39,789	11,487	28,302	3,657	—	23,381	13,746	(9,635)	(5,978)	22,324
Pimco VIT Total Return (AnnuiChoice™)	38,897	9,783	29,114	19,207	—	34,082	8,944	(25,138)	(5,931)	23,183
Pimco VIT Total Return (Grandmaster flex3™)	23,769	9,264	14,505	5,654	—	6,076	(2,986)	(9,062)	(3,408)	11,097
Pimco VIT Total Return (Grandmaster™)	35,880	12,319	23,561	17,190	—	11,782	(8,789)	(20,571)	(3,381)	20,180
Pimco VIT Total Return (IQ Annuity™)	37,992	14,079	23,913	9,954	—	13,745	(1,537)	(15,282)	(5,328)	18,585
Pimco VIT Total Return (Pinnacle Plus™)	42,619	16,485	26,134	2,245	—	(8,935)	(24,210)	(15,275)	(13,030)	13,104
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	1	(8)	9	(10)	—	—	—	—	(10)	(1)
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	—	533	(533)	379	—	2,624	(1,369)	(3,993)	(3,614)	(4,147)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Investor Class (continued):
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	$—	$727	$(727)	$(400)	$—	$(961)	$(3,468)	$(2,507)	$(2,907)	$(3,634)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	—	506	(506)	(268)	—	(2,127)	(5,969)	(3,842)	(4,110)	(4,616)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	—	35	(35)	(3)	—	706	478	(228)	(231)	(266)
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	—	20	(20)	(39)	—	(40)	(99)	(59)	(98)	(118)
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	—	183	(183)	406	—	1,828	748	(1,080)	(674)	(857)
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	788	592	196	(24)	—	217	(1,723)	(1,940)	(1,964)	(1,768)
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	3,925	1,826	2,099	68	—	7,241	(2,400)	(9,641)	(9,573)	(7,474)
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	3,417	1,835	1,582	(120)	—	4,435	(3,864)	(8,299)	(8,419)	(6,837)
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™)	714	464	250	13	—	1,055	(606)	(1,661)	(1,648)	(1,398)
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	595	430	165	8	—	903	(557)	(1,460)	(1,452)	(1,287)
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	168	154	14	50	—	125	(25)	(150)	(100)	(86)
Rydex SGI VT Managed Futures Strategies (Advantedge™)	—	1,989	(1,989)	4	—	3,586	(7,514)	(11,100)	(11,096)	(13,085)
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	—	215	(215)	139	—	(974)	(1,261)	(287)	(148)	(363)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	—	2,007	(2,007)	(61)	—	(1,664)	(11,625)	(9,961)	(10,022)	(12,029)
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	—	67	(67)	(2)	—	104	(375)	(479)	(481)	(548)
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	—	45	(45)	(163)	—	(87)	(15)	72	(91)	(136)
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	—	160	(160)	(197)	—	(515)	(1,439)	(924)	(1,121)	(1,281)
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	—	1,525	(1,525)	(383)	—	4,669	8,257	3,588	3,205	1,680
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	—	670	(670)	194	—	3,570	5,310	1,740	1,934	1,264
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	—	670	(670)	(6,270)	—	(9,122)	(296)	8,826	2,556	1,886
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	—	302	(302)	(295)	—	833	1,767	934	639	337
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	—	1,035	(1,035)	262	—	3,544	4,949	1,405	1,667	632
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	—	1,366	(1,366)	650	—	6,160	8,644	2,484	3,134	1,768
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	—	2,853	(2,853)	4,863	—	2,045	4,106	2,061	6,924	4,071
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)*	250	136	114	8	—	—	136	136	144	258
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)*	269	154	115	2	—	—	239	239	241	356
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)*	243	175	68	33	—	—	148	148	181	249
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)*	68	64	4	3	—	—	165	165	168	172
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)*	219	56	163	2	—	—	(62)	(62)	(60)	103
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)*	30	17	13	—	—	—	189	189	189	202
iShares S&P 500 Growth Index ETF (Varoom)*	103	211	(108)	60	—	—	32	32	92	(16)
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)*	1,845	1,793	52	(488)	—	—	(621)	(621)	(1,109)	(1,057)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)*	11	33	(22)	—	—	—	134	134	134	112
iShares S&P 500 Index ETF (Varoom)*	519	177	342	(96)	—	—	726	726	630	972
iShares S&P 500 Index ETF (Varoom GLWB 1)*	11,654	7,619	4,035	(9,206)	—	—	(17,827)	(17,827)	(27,033)	(22,998)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
ETF Shares (continued):
iShares S&P 500 Index ETF (Varoom GLWB 2)*	$298	$250	$48	$(16)	$—	$—	$(135)	$(135)	$(151)	$(103)
iShares S&P 500 Value Index ETF (Varoom GLWB 1)*	552	(498)	1,050	(2,452)	—	—	143	143	(2,309)	(1,259)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)*	49	33	16	(2)	—	—	134	134	132	148
iShares S&P MidCap 400 Index ETF (Varoom)*	209	210	(1)	72	—	—	(2,263)	(2,263)	(2,191)	(2,192)
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)*	2,271	1,955	316	(3,740)	—	—	(13,918)	(13,918)	(17,658)	(17,342)
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)*	110	147	(37)	(11)	—	—	(630)	(630)	(641)	(678)
iShares S&P SmallCap 600 Index ETF (Varoom)*	129	191	(62)	16	—	—	(755)	(755)	(739)	(801)
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)*	924	876	48	(1,807)	—	—	(1,650)	(1,650)	(3,457)	(3,409)
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)*	52	103	(51)	(8)	—	—	(296)	(296)	(304)	(355)
iShares S&P Citigroup International Treasury Bond (Varoom)*	344	194	150	103	—	—	(656)	(656)	(553)	(403)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)*	2,506	2,046	460	947	—	—	(3,855)	(3,855)	(2,908)	(2,448)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)*	52	33	19	—	—	—	(62)	(62)	(62)	(43)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)*	81	56	25	2	—	—	175	175	177	202
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)*	798	621	177	2	—	—	1,472	1,472	1,474	1,651
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)*	—	233	(233)	(28)	—	—	(5,066)	(5,066)	(5,094)	(5,327)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)*	—	202	(202)	(17)	—	—	(1,963)	(1,963)	(1,980)	(2,182)
Vanguard MSCI EAFE ETF (Varoom)*	1	201	(200)	23	—	—	(3,147)	(3,147)	(3,124)	(3,324)
Vanguard MSCI EAFE ETF (Varoom GLWB 1)*	13	1,249	(1,236)	(1,888)	—	—	(16,393)	(16,393)	(18,281)	(19,517)
Vanguard MSCI EAFE ETF (Varoom GLWB 2)*	—	56	(56)	(10)	—	—	(771)	(771)	(781)	(837)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)*	353	135	218	9	—	—	5	5	14	232
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)*	187	116	71	—	—	—	136	136	136	207
Vanguard Large-Cap Index ETF (Varoom)*	75	55	20	1	—	—	(30)	(30)	(29)	(9)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)*	218	213	5	(17)	—	—	(340)	(340)	(357)	(352)
Vanguard Mega Cap 300 Index ETF (Varoom)*	274	139	135	1	—	—	1,463	1,463	1,464	1,599
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)*	101	61	40	(5)	—	—	104	104	99	139
Vanguard REIT Index ETF (Varoom GLWB 2)*	57	55	2	3	—	—	105	105	108	110
Vanguard Total Bond Market Index ETF (Varoom)*	446	507	(61)	257	—	—	579	579	836	775
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)*	14,762	13,151	1,611	8,494	—	—	23,456	23,456	31,950	33,561
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)*	794	767	27	130	—	—	1,623	1,623	1,753	1,780

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$(49)	$(2,625)	$(422)	$(3,096)	$49,114	$(2,076)	$(1,718)	$(1,286)	$44,034	$40,938	$204,420	$245,358	5,047	(335)	(159)	4,553
Touchstone Aggressive ETF (AnnuiChoice™)	1,672	(615)	(4,534)	(3,477)	175	(1,629)	17,967	(122)	16,391	12,914	361,600	374,514	14	(149)	1,566	1,431
Touchstone Aggressive ETF (GrandMaster flex3™)	(1,028)	(4,573)	(2,651)	(8,252)	—	(23,664)	(1,372)	(309)	(25,345)	(33,597)	499,147	465,550	—	(2,159)	(127)	(2,286)
Touchstone Aggressive ETF (Grandmaster™)	4,075	(894)	2,281	5,462	200	(11,519)	336,340	(27)	324,994	330,456	11,625	342,081	18	(1,027)	30,062	29,053
Touchstone Aggressive ETF (IQ Annuity™)	(1,048)	(6,084)	(845)	(7,977)	—	(77,711)	10,224	(331)	(67,818)	(75,795)	539,090	463,295	—	(6,853)	858	(5,995)
Touchstone Aggressive ETF (Pinnacle Plus™)	339	(176)	(813)	(650)	544	(2,339)	46,108	(148)	44,165	43,515	102,471	145,986	47	(217)	4,241	4,071
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	1,757	4,608	(17,792)	(11,427)	47,865	(863)	(9,533)	(451)	37,018	25,591	636,005	661,596	3,172	(99)	(698)	2,375
Touchstone Baron Small Cap (Advantedge™)	(6,986)	31,148	(21,257)	2,905	67,055	(22,445)	117,328	(690)	161,248	164,153	343,832	507,985	5,698	(2,037)	9,561	13,222
Touchstone Baron Small Cap (AnnuiChoice II™)	(15,366)	3,473	53,759	41,866	105,204	(3,751)	61,011	(215)	162,249	204,115	1,209,261	1,413,376	8,213	(314)	4,756	12,655
Touchstone Baron Small Cap (AnnuiChoice™)	(5,870)	24,509	(4,870)	13,769	—	(424)	(78,537)	(104)	(79,065)	(65,296)	570,047	504,751	—	(26)	(4,222)	(4,248)
Touchstone Baron Small Cap (GrandMaster flex3™)	(9,365)	(31,621)	61,850	20,864	90	(28,786)	(42,076)	(287)	(71,059)	(50,195)	614,712	564,517	5	(1,537)	(2,245)	(3,777)
Touchstone Baron Small Cap (Grandmaster™)	(2,873)	(943)	(14,696)	(18,512)	—	(75,582)	(54,913)	(75)	(130,570)	(149,082)	366,025	216,943	1	(4,663)	(5,313)	(9,975)
Touchstone Baron Small Cap (IQ Annuity™)	(17,892)	(58,698)	116,469	39,879	726	(115,966)	(5,003)	(330)	(120,573)	(80,694)	1,218,078	1,137,384	38	(6,070)	(313)	(6,345)
Touchstone Baron Small Cap (Pinnacle Plus™)	(12,319)	167,065	(120,055)	34,691	27,305	(37,948)	(623,092)	(601)	(634,336)	(599,645)	1,234,685	635,040	1,490	(2,116)	(33,586)	(34,212)
Touchstone Conservative ETF (AnnuiChoice II™)	4,064	5,461	2,612	12,137	7,380	(24,869)	(916)	(2,305)	(20,710)	(8,573)	555,988	547,415	592	(2,208)	(82)	(1,698)
Touchstone Conservative ETF (Advantedge™)	914	389	(242)	1,061	41,971	(203)	17,847	(243)	59,372	60,433	30,339	90,772	3,914	(41)	1,611	5,484
Touchstone Conservative ETF (AnnuiChoice™)	352	26	265	643	—	—	14,674	(17)	14,657	15,300	11,263	26,563	—	(1)	1,180	1,179
Touchstone Conservative ETF (GrandMaster flex3™)	(5,477)	100,869	(68,288)	27,104	—	(904,362)	3,479	(130)	(901,013)	(873,909)	1,682,281	808,372	—	(74,150)	311	(73,839)
Touchstone Conservative ETF (Grandmaster™)	1,097	3,662	(206)	4,553	—	(11,699)	(4,238)	(12)	(15,949)	(11,396)	221,025	209,629	—	(943)	(337)	(1,280)
Touchstone Conservative ETF (IQ Annuity™)	8,987	2,502	22,328	33,817	2,400	(134,025)	233,104	(887)	100,592	134,409	1,767,976	1,902,385	196	(11,067)	18,983	8,112
Touchstone Conservative ETF (Pinnacle Plus™)	6,866	9,867	5,987	22,720	729	(54,931)	752,391	(577)	697,612	720,332	1,159,102	1,879,434	61	(4,590)	62,191	57,662
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™)	24	308	167	499	14,408	(33,007)	14	(41)	(18,626)	(18,127)	18,128	1	1,400	(3,199)	4	(1,795)
Touchstone Core Bond (Advantedge ™) (April 6)*	6,177	455	2,594	9,226	22,503	—	19,665	(901)	41,267	50,493	125,199	175,692	1,876	(77)	1,648	3,447
Touchstone Core Bond (AnnuiChoice II™)	4,390	1,560	1,951	7,901	—	(21,303)	18,691	(149)	(2,761)	5,140	115,004	120,144	—	(1,702)	1,462	(240)
Touchstone Core Bond (AnnuiChoice™)	22,134	6,738	7,945	36,817	—	(22,612)	177,534	(565)	154,357	191,174	391,491	582,665	—	(1,570)	12,218	10,648
Touchstone Core Bond (GrandMaster flex3™)	10,503	1,144	5,356	17,003	—	(15,698)	135,706	(110)	119,898	136,901	167,427	304,328	—	(1,158)	10,125	8,967
Touchstone Core Bond (Grandmaster™)	29,785	29,512	(15,869)	43,428	—	(39,640)	239,315	(65)	199,610	243,038	572,198	815,236	—	(3,035)	18,054	15,019
Touchstone Core Bond (IQ Annuity™)	5,032	3,250	1,513	9,795	19,299	(27,220)	(13,225)	(190)	(21,336)	(11,541)	163,474	151,933	1,408	(1,991)	(984)	(1,567)
Touchstone Core Bond (Pinnacle Plus™)	17,419	42,200	(19,248)	40,371	729	(61,406)	41,127	(212)	(19,762)	20,609	569,198	589,807	59	(4,836)	3,456	(1,321)
Touchstone Enhanced ETF (Advantedge™)	(1,190)	(8,616)	247	(9,559)	8,000	(2,292)	3,174	(1,004)	7,878	(1,681)	167,279	165,598	785	(364)	406	827
Touchstone Enhanced ETF (AnnuiChoice™)	(751)	6,493	(28,137)	(22,395)	—	(1,659)	(20,245)	(284)	(22,188)	(44,583)	460,189	415,606	—	(162)	(1,784)	(1,946)
Touchstone Enhanced ETF (GrandMaster flex3™)	(6,478)	(58,631)	13,756	(51,353)	2,180	(51,466)	30,790	(498)	(18,994)	(70,347)	934,238	863,891	192	(4,658)	2,692	(1,774)
Touchstone Enhanced ETF (Grandmaster™)	(1,126)	2,945	(13,074)	(11,255)	—	(8,425)	(1,164)	(95)	(9,684)	(20,939)	212,582	191,643	—	(769)	(119)	(888)
Touchstone Enhanced ETF (IQ Annuity™)	(3,239)	(46,455)	21,847	(27,847)	2,000	(51,619)	12,995	(216)	(36,840)	(64,687)	525,110	460,423	169	(4,595)	1,065	(3,361)
Touchstone Enhanced ETF (Pinnacle Plus™)	(3,125)	36,265	(46,837)	(13,697)	63	(13,074)	(109,307)	(310)	(122,628)	(136,325)	432,285	295,960	5	(1,180)	(9,351)	(10,526)
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	(552)	5,871	(14,552)	(9,233)	31,930	(29,536)	606	(334)	2,666	(6,567)	166,331	159,764	2,365	(2,276)	57	146
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	(913)	16,324	(18,473)	(3,062)	—	(54,565)	—	(434)	(54,999)	(58,061)	280,570	222,509	—	(3,856)	—	(3,856)
Touchstone High Yield (Advantedge ™)	2,006	746	(1,445)	1,307	—	(1,098)	23,666	(5)	22,563	23,870	4,994	28,864	—	(88)	1,936	1,848
Touchstone High Yield (AnnuiChoice II™)	634	359	(574)	419	—	(48)	(2,026)	(18)	(2,092)	(1,673)	9,811	8,138	—	(5)	(155)	(160)
Touchstone High Yield (AnnuiChoice™)	20,350	10,647	(18,003)	12,994	—	(1,049)	(10,221)	(308)	(11,578)	1,416	255,444	256,860	—	(73)	(530)	(603)
Touchstone High Yield (GrandMaster flex3™)	14,284	24,526	(29,062)	9,748	—	(156,949)	(4,901)	(213)	(162,063)	(152,315)	351,285	198,970	—	(9,138)	(398)	(9,536)
Touchstone High Yield (Grandmaster™)	11,047	4,380	(9,693)	5,734	—	(6,122)	16,666	(35)	10,509	16,243	127,394	143,637	—	(423)	1,129	706
Touchstone High Yield (IQ Annuity™)	21,044	(750)	(7,799)	12,495	3,499	(6,041)	(11,309)	(169)	(14,020)	(1,525)	281,311	279,786	195	(342)	(629)	(776)
Touchstone High Yield (Pinnacle Plus™)	29,815	9,263	(17,320)	21,758	804	(55,467)	(132,834)	(422)	(187,919)	(166,161)	597,866	431,705	54	(3,721)	(8,939)	(12,606)
Touchstone High Yield (Pinnacle Plus Reduced M&E ™)	—	15	—	15	12,195	(12,209)	—	—	(14)	1	—	1	—	—	(40,956)	(40,956)
Touchstone Large Cap Core Equity (Advantedge ™)	287	(275)	1,309	1,321	27,499	(241)	3,130	(174)	30,214	31,535	24,520	56,055	3,009	(45)	322	3,286
Touchstone Large Cap Core Equity (AnnuiChoice II™)	494	272	176	942	26,043	(190)	(296)	(138)	25,419	26,361	21,323	47,684	2,615	(33)	(19)	2,563
Touchstone Large Cap Core Equity (AnnuiChoice ™)	36	6,579	(7,334)	(719)	—	(32,376)	(45,831)	(108)	(78,315)	(79,034)	134,188	55,154	—	(2,861)	(4,212)	(7,073)
Touchstone Large Cap Core Equity (GrandMaster flex3™)	(266)	(9,203)	8,973	(496)	—	(62,714)	(24,791)	(98)	(87,603)	(88,099)	151,989	63,890	—	(5,187)	(2,329)	(7,516)
Touchstone Large Cap Core Equity (Grandmaster™)	902	60,818	(75,184)	(13,464)	—	(136,597)	(122,999)	(65)	(259,661)	(273,125)	797,237	524,112	—	(11,579)	(13,165)	(24,744)
Touchstone Large Cap Core Equity (IQ Annuity™)	933	(4,176)	8,863	5,620	—	(20,809)	(44)	(194)	(21,047)	(15,427)	373,587	358,160	—	(1,837)	(16)	(1,853)
Touchstone Large Cap Core Equity (Pinnacle Plus™)	(1,701)	(40,168)	36,268	(5,601)	3,591	(27,243)	(154,161)	(264)	(178,077)	(183,678)	505,471	321,793	275	(2,294)	(13,456)	(15,475)
Touchstone Mid Cap Growth (Advantedge ™)	(251)	5,011	(5,125)	(365)	—	(866)	(13,532)	(14)	(14,412)	(14,777)	22,478	7,701	—	(90)	(1,207)	(1,297)
Touchstone Mid Cap Growth (AnnuiChoice II™)	(640)	(5,191)	(11,142)	(16,973)	75,720	(594)	(3,631)	(263)	71,232	54,259	56,506	110,765	6,229	(74)	(360)	5,795

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Mid Cap Growth (AnnuiChoice™)	$(1,086)	$(19,289)	$3,239	$(17,136)	$—	$(21,174)	$(401)	$(93)	$(21,668)	$(38,804)	$156,713	$117,909	—	(1,059)	(107)	(1,166)
Touchstone Mid Cap Growth (GrandMaster flex3™)	(3,902)	(22,964)	(10,236)	(37,102)	300	(24,820)	8,672	(146)	(15,994)	(53,096)	308,812	255,716	17	(1,294)	418	(859)
Touchstone Mid Cap Growth (Grandmaster™)	(2,560)	(65,201)	31,961	(35,800)	15,238	(8,292)	7,569	(86)	14,429	(21,371)	238,550	217,179	1,048	(572)	152	628
Touchstone Mid Cap Growth (IQ Annuity™)	(3,043)	(18,568)	(13,755)	(35,366)	3,499	(21,633)	9,597	(143)	(8,680)	(44,046)	273,681	229,635	175	(1,092)	364	(553)
Touchstone Mid Cap Growth (Pinnacle Plus™)	(13,239)	126,129	(205,674)	(92,784)	25,249	(29,266)	(713,186)	(951)	(718,154)	(810,938)	1,466,615	655,677	1,373	(1,724)	(39,354)	(39,705)
Touchstone Moderate ETF (Advantedge™)	3,867	6,816	(9,038)	1,645	33,887	(1,371)	(7,359)	(4,567)	20,590	22,235	740,573	762,808	3,253	(571)	(692)	1,990
Touchstone Moderate ETF (AnnuiChoice™)	4,899	10,712	(12,743)	2,868	—	(13,170)	(34,057)	(134)	(47,361)	(44,493)	545,118	500,625	—	(1,093)	(2,889)	(3,982)
Touchstone Moderate ETF (GrandMaster flex3™)	6,657	(1,543)	(4,154)	960	4,800	(44,590)	111,327	(685)	70,852	71,812	1,182,118	1,253,930	402	(3,762)	9,171	5,811
Touchstone Moderate ETF (Grandmaster™)	844	3,436	(3,278)	1,002	100	(1,535)	(12,904)	(21)	(14,360)	(13,358)	146,136	132,778	9	(124)	(1,056)	(1,171)
Touchstone Moderate ETF (IQ Annuity™)	4,603	1,036	9,042	14,681	—	(359,550)	(359,876)	(1,046)	(720,472)	(705,791)	2,297,886	1,592,095	—	(30,562)	(29,421)	(59,983)
Touchstone Moderate ETF (Pinnacle Plus™)	3,507	31,720	(27,888)	7,339	—	(197,322)	(382,328)	(1,784)	(581,434)	(574,095)	2,541,415	1,967,320	—	(16,842)	(32,454)	(49,296)
Touchstone Moderate ETF Fund (Pinnacle Plus Reduced M&E ™)	(106)	1,453	(1)	1,346	111,261	(112,607)	—	—	(1,346)	—	—	—	10,620	(10,620)	—	—
Touchstone Moderate ETF Fund (AnnuiChoice II™)	7,386	11,750	(15,599)	3,537	111,908	(33,267)	(7,341)	(1,550)	69,750	73,287	742,158	815,445	10,683	(3,379)	(711)	6,593
Touchstone Money Market (IQ3™)	(58,801)	—	—	(58,801)	59,538	(648,372)	(143,466)	(1,279)	(733,579)	(792,380)	2,396,919	1,604,539	5,497	(60,135)	(15,929)	(70,567)
Touchstone Money Market (GrandMaster flex3™)	(18,863)	—	—	(18,863)	1,850	(477,277)	184,471	(474)	(291,430)	(310,293)	899,518	589,225	175	(44,987)	16,658	(28,154)
Touchstone Money Market (AnnuiChoice II™)	(3,452)	—	—	(3,452)	22,638	(15,645)	(6,778)	(151)	64	(3,388)	313,854	310,466	2,315	(1,609)	(689)	17
Touchstone Money Market (Advantedge™)	(6,745)	—	—	(6,745)	207,414	(88,753)	(5,111)	(24)	113,526	106,781	122,425	229,206	21,046	(9,061)	(813)	11,172
Touchstone Money Market (Pinnacle Plus™)	(18,914)	—	—	(18,914)	729	(652,674)	484,096	(962)	(168,811)	(187,725)	1,263,054	1,075,329	75	(67,673)	50,239	(17,359)
Touchstone Money Market (AnnuiChoice™)	(8,066)	—	—	(8,066)	240	(375,227)	507,057	(1,067)	131,003	122,937	838,601	961,538	21	(33,469)	45,154	11,706
Touchstone Money Market (Grandmaster™)	(49,542)	—	—	(49,542)	21,801	(668,625)	909,094	(1,464)	260,806	211,264	3,136,861	3,348,125	2,018	(61,989)	83,526	23,555
Touchstone Third Avenue Value (Advantedge™)	1,577	31,502	(82,286)	(49,207)	24,730	(8,312)	(57,899)	(1,123)	(42,604)	(91,811)	364,885	273,074	2,476	(1,012)	(5,276)	(3,812)
Touchstone Third Avenue Value (AnnuiChoice II™)	4,296	(5,620)	(65,502)	(66,826)	36,391	(32,413)	(81,272)	(497)	(77,791)	(144,617)	512,137	367,520	4,284	(3,672)	(7,946)	(7,334)
Touchstone Third Avenue Value (AnnuiChoice™)	5,970	55,055	(173,128)	(112,103)	1,824	(118,818)	(155,033)	(671)	(272,698)	(384,801)	902,794	517,993	113	(7,178)	(9,592)	(16,657)
Touchstone Third Avenue Value (GrandMaster flex3™)	4,739	(180,452)	9,002	(166,711)	—	(119,733)	(57,916)	(638)	(178,287)	(344,998)	1,154,264	809,266	—	(7,513)	(3,582)	(11,095)
Touchstone Third Avenue Value (Grandmaster™)	55	(478,474)	209,346	(269,073)	11,042	(182,803)	(789,001)	(556)	(961,318)	(1,230,391)	2,204,454	974,063	788	(13,002)	(59,192)	(71,406)
Touchstone Third Avenue Value (IQ Annuity™)	9,645	(375,021)	73,104	(292,272)	6,876	(241,905)	(135,211)	(705)	(370,945)	(663,217)	2,045,993	1,382,776	420	(16,029)	(8,309)	(23,918)
Touchstone Third Avenue Value (Pinnacle Plus™)	(1,014)	(330,492)	128,343	(203,163)	4,668	(193,627)	(469,916)	(929)	(659,804)	(862,967)	1,712,671	849,704	288	(12,263)	(27,849)	(39,824)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E ™)	—	25	—	25	9,610	(9,634)	—	—	(24)	1	—	1	—	—	—	—
Non-Affiliated Initial Class:											—
Fidelity VIP Equity-Income (Grandmaster™)	83,713	(385,156)	273,595	(27,848)	23,320	(1,101,546)	(513,082)	(3,804)	(1,595,112)	(1,622,960)	9,510,833	7,887,873	469	(21,667)	(10,307)	(31,505)
Fidelity VIP Growth (Grandmaster™)	(34,351)	271,569	(274,833)	(37,615)	—	(566,955)	(12,729)	(2,472)	(582,156)	(619,771)	5,257,257	4,637,486	5	(9,088)	(318)	(9,401)
Fidelity VIP High Income (Grandmaster™)	195,753	89,810	(188,794)	96,769	1,205	(352,249)	226,651	(1,096)	(125,489)	(28,720)	3,550,586	3,521,866	56	(16,460)	10,714	(5,690)
Fidelity VIP II Asset Manager (Grandmaster™)	41,061	37,852	(246,581)	(167,668)	4,063	(514,632)	(42,739)	(2,045)	(555,353)	(723,021)	4,859,676	4,136,655	103	(13,285)	(1,172)	(14,354)
Fidelity VIP II Contrafund (Grandmaster™)	(46,032)	(365,597)	(51,249)	(462,878)	19,912	(1,479,161)	(279,180)	(4,677)	(1,743,106)	(2,205,984)	13,749,922	11,543,938	477	(36,391)	(6,805)	(42,719)
Fidelity VIP II Index 500 (Grandmaster™)	105,566	75,300	(156,144)	24,722	—	(272,184)	(30,000)	(1,663)	(303,847)	(279,125)	3,737,000	3,457,875	—	(8,837)	(1,058)	(9,895)
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	3,958	767	300	5,025	—	(5,376)	(13,374)	(116)	(18,866)	(13,841)	95,353	81,512	—	(446)	(1,117)	(1,563)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	78,369	11,854	5,487	95,710	—	(237,776)	(117,950)	(627)	(356,353)	(260,643)	1,855,543	1,594,900	(1)	(7,426)	(3,694)	(11,121)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	3,799	4,729	(3,245)	5,283	—	(135,236)	—	(34)	(135,270)	(129,987)	200,667	70,680	—	(11,446)	—	(11,446)
Fidelity VIP II Investment Grade Bond (IQ3™)	6,286	242	1,399	7,927	—	(2,873)	—	(64)	(2,937)	4,990	138,470	143,460	—	(243)	—	(243)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	8,443	1,821	806	11,070	—	(24,050)	(17,362)	(159)	(41,571)	(30,501)	227,014	196,513	—	(2,045)	(1,464)	(3,509)
Fidelity VIP III Balanced (Grandmaster™)	7,865	8,269	(102,950)	(86,816)	—	(402,592)	118,556	(955)	(284,991)	(371,807)	2,011,494	1,639,687	(118)	(22,899)	6,515	(16,502)
Fidelity VIP Overseas (AnnuiChoice™)	6	922	(1,159)	(231)	—	—	(2,953)	(3)	(2,956)	(3,187)	4,359	1,172	—	—	(354)	(354)
Fidelity VIP Overseas (AnnuiChoice II™)	(7)	(3,261)	3,404	136	—	(9,348)	—	—	(9,348)	(9,212)	9,212	—	—	(1,118)	—	(1,118)
Fidelity VIP Overseas (Grandmaster™)	3,907	(121,840)	(266,655)	(384,588)	—	(249,464)	21,651	(936)	(228,749)	(613,337)	2,258,002	1,644,665	20	(7,887)	222	(7,645)
Fidelity VIP Overseas (GrandmasterFlex3™)	(57)	3,122	(10,384)	(7,319)	—	(62,949)	—	(27)	(62,976)	(70,295)	104,957	34,662	—	(7,694)	—	(7,694)
Fidelity VIP Overseas (IQ3™)	28	(173)	(3,596)	(3,741)	—	—	—	(13)	(13)	(3,754)	20,379	16,625	—	(2)	1	(1)
Fidelity VIP Overseas (Pinnacle Plus™)	(283)	(13,893)	(6,583)	(20,759)	—	(9,536)	(11,085)	(106)	(20,727)	(41,486)	119,673	78,187	—	(1,407)	(1,524)	(2,931)
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	(18,237)	(16,863)	(177,712)	(212,812)	—	(137,681)	13,878	(469)	(124,272)	(337,084)	1,860,955	1,523,871	(52)	(3,752)	314	(3,490)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge™)	410	143	(3,465)	(2,912)	—	(625)	574	(443)	(494)	(3,406)	68,384	64,978	—	(103)	60	(43)
Fidelity VIP Asset Manager (AnnuiChoice II™)	1,137	676	(5,364)	(3,551)	—	(46,382)	583	(355)	(46,154)	(49,705)	158,276	108,571	—	(3,819)	46	(3,773)
Fidelity VIP Asset Manager (AnnuiChoice™)	1,234	(271)	(4,779)	(3,816)	—	(5,290)	224	(31)	(5,097)	(8,913)	106,121	97,208	—	(380)	16	(364)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (GrandMaster flex3™)	$(113)	$(1,201)	$(229)	$(1,543)	$—	$(206)	$(24,656)	$(11)	$(24,873)	$(26,416)	$55,872	$29,456	—	(17)	(1,974)	(1,991)
Fidelity VIP Asset Manager (IQ3™)	2,730	(501)	(18,275)	(16,046)	—	(23,125)	61,073	(212)	37,736	21,690	290,387	312,077	—	(1,846)	4,578	2,732
Fidelity VIP Asset Manager (Pinnacle Plus™)	409	(7,733)	3,594	(3,730)	378	(16,863)	(55,057)	(36)	(71,578)	(75,308)	168,334	93,026	28	(1,341)	(4,120)	(5,433)
Fidelity VIP Balanced (Advantedge™)	2,127	826	(20,558)	(17,605)	73,817	(217)	113,759	(1,164)	186,195	168,590	159,457	328,047	7,133	(132)	10,330	17,331
Fidelity VIP Balanced (AnnuiChoice II™)	1,230	15,086	(16,640)	(324)	54,828	(38,392)	(20,963)	(139)	(4,666)	(4,990)	133,608	128,618	5,063	(3,206)	(1,715)	142
Fidelity VIP Balanced (AnnuiChoice™)	1,980	(124)	(14,220)	(12,364)	—	(27,039)	11,956	(252)	(15,335)	(27,699)	277,104	249,405	—	(1,971)	910	(1,061)
Fidelity VIP Balanced (GrandMaster flex3™)	697	(2,906)	(18,632)	(20,841)	—	(38,446)	31,181	(189)	(7,454)	(28,295)	371,202	342,907	—	(2,893)	2,266	(627)
Fidelity VIP Balanced (GrandMaster ™)	3,139	18,794	(28,231)	(6,298)	8,070	(24,418)	(3,155)	(169)	(19,672)	(25,970)	519,118	493,148	586	(1,798)	1,261	49
Fidelity VIP Balanced (IQ3™)	767	(2,435)	(14,143)	(15,811)	3,999	(26,312)	26,054	(218)	3,523	(12,288)	291,841	279,553	307	(2,103)	2,036	240
Fidelity VIP Balanced (Pinnacle Plus™)	(2,636)	126,102	(136,740)	(13,274)	28,186	(43,478)	(763,416)	(271)	(778,979)	(792,253)	1,291,486	499,233	2,077	(3,326)	(55,933)	(57,182)
Fidelity VIP Contrafund (Advantedge™)	(10,074)	110,372	(162,200)	(61,902)	440,796	(46,932)	(111,881)	(6,667)	275,316	213,414	1,207,339	1,420,753	45,422	(5,669)	(10,795)	28,958
Fidelity VIP Contrafund (AnnuiChoice II™)	(2,060)	1,676	(22,686)	(23,070)	162,482	(103,601)	(50,395)	(1,078)	7,408	(15,662)	628,165	612,503	15,095	(9,428)	(4,824)	843
Fidelity VIP Contrafund (AnnuiChoice™)	(3,106)	(57,567)	11,443	(49,230)	2,140	(109,495)	(20,557)	(1,114)	(129,026)	(178,256)	1,400,461	1,222,205	127	(6,463)	(1,426)	(7,762)
Fidelity VIP Contrafund (GrandMaster flex3™)	(10,897)	(145,157)	95,080	(60,974)	570	(198,764)	(8,660)	(882)	(207,736)	(268,710)	1,364,372	1,095,662	36	(12,615)	(1,144)	(13,723)
Fidelity VIP Contrafund (IQ3™)	(11,444)	(112,460)	58,554	(65,350)	4,682	(178,677)	(7,463)	(810)	(182,268)	(247,618)	1,747,609	1,499,991	311	(12,129)	(694)	(12,512)
Fidelity VIP Contrafund (Pinnacle Plus™)	(34,826)	(399,164)	276,670	(157,320)	115,771	(364,677)	(313,036)	(1,856)	(563,798)	(721,118)	3,067,867	2,346,749	6,916	(23,556)	(21,761)	(38,401)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	—	29	—	29	10,604	(10,633)	—	—	(29)	—	—	—	—	—	—	—
Fidelity VIP Contrafund Standard (IQ Advisor™)	13	(10)	(214)	(211)	—	—	—	2	2	(209)	6,303	6,094	—	—	—	—
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	(308)	(2,073)	1,246	(1,135)	—	(14,361)	(496)	(22)	(14,879)	(16,014)	39,634	23,620	—	(1,678)	(66)	(1,744)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	(17)	470	136	589	—	(8,646)	—	—	(8,646)	(8,057)	8,057	—	—	(932)	—	(932)
Fidelity VIP Disclipined Small Cap (Grandmaster™)	(272)	(108)	14	(366)	—	(3,203)	1,681	(5)	(1,527)	(1,893)	17,820	15,927	—	(339)	177	(162)
Fidelity VIP Disclipined Small Cap (IQ™)	(794)	(89)	(858)	(1,741)	—	(661)	—	(16)	(677)	(2,418)	59,732	57,314	—	(74)	—	(74)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	(2,786)	78,315	(66,037)	9,492	25,564	(13,865)	(617,893)	(53)	(606,247)	(596,755)	676,864	80,109	2,927	(1,605)	(70,363)	(69,041)
Fidelity VIP Disciplined Small Cap (Advantedge™)	(165)	5,053	(4,198)	690	—	—	(10,740)	(50)	(10,790)	(10,100)	15,436	5,336	—	(4)	(935)	(939)
Fidelity VIP Equity-Income (Advantedge™)	1,282	9,971	(10,281)	972	37,028	(1,106)	(22,939)	(784)	12,199	13,171	110,655	123,826	4,512	(215)	(2,661)	1,636
Fidelity VIP Equity-Income (AnnuiChoice II™)	2,822	25,038	(28,912)	(1,052)	26,536	(58,629)	(22,820)	(67)	(54,980)	(56,032)	332,292	276,260	2,851	(6,194)	(2,684)	(6,027)
Fidelity VIP Equity-Income (AnnuiChoice™)	3,764	(52,994)	45,956	(3,274)	240	(54,993)	(3,438)	(376)	(58,567)	(61,841)	366,890	305,049	20	(4,664)	(475)	(5,119)
Fidelity VIP Equity-Income (GrandMaster flex3™)	1,519	(16,033)	12,216	(2,298)	2,876	(17,748)	20,178	(66)	5,240	2,942	171,686	174,628	256	(1,504)	1,624	376
Fidelity VIP Equity-Income (IQ3™)	3,233	13,642	(19,621)	(2,746)	1,568	(25,048)	(4,202)	(206)	(27,888)	(30,634)	407,108	376,474	139	(2,333)	(367)	(2,561)
Fidelity VIP Equity-Income (Pinnacle Plus™)	(993)	(221,748)	216,865	(5,876)	96,957	(128,127)	(127,579)	(864)	(159,613)	(165,489)	1,103,482	937,993	7,472	(10,090)	(10,056)	(12,674)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E ™)	—	9	—	9	8,968	(8,977)	—	—	(9)	—	—	—	—	—	—	—
Fidelity VIP Freedom 2010 (Advantedge™)	460	120	(1,893)	(1,313)	—	—	5	(908)	(903)	(2,216)	64,207	61,991	—	(89)	(1)	(90)
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	87	42	(334)	(205)	—	—	(38)	(4)	(42)	(247)	10,618	10,371	—	—	(4)	(4)
Fidelity VIP Freedom 2010 (Grandmaster™)	239	1,457	(2,129)	(433)	—	(8,280)	14	(64)	(8,330)	(8,763)	36,447	27,684	—	(807)	2	(805)
Fidelity VIP Freedom 2010 (IQ3™)	627	78	(1,977)	(1,272)	—	—	—	(12)	(12)	(1,284)	68,124	66,840	—	(1)	(1)	(2)
Fidelity VIP Freedom 2010 (Pinnacle Plus™)	(12)	235	—	223	—	—	(223)	—	(223)	—	—	—	—	—	—	—
Fidelity VIP Freedom 2015 (Advantedge™)	856	241	(3,526)	(2,429)	—	—	(6)	(110)	(116)	(2,545)	115,375	112,830	—	(11)	(1)	(12)
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	115	(247)	26	(106)	—	(2,109)	65	—	(2,044)	(2,150)	12,312	10,162	—	(201)	6	(195)
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	50	(4)	(176)	(130)	—	—	—	—	—	(130)	6,307	6,177	—	—	—	—
Fidelity VIP Freedom 2015 (IQ3™)	2,471	1,151	(9,283)	(5,661)	—	(5,108)	—	(50)	(5,158)	(10,819)	285,883	275,064	—	(531)	—	(531)
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	789	(2,229)	(893)	(2,333)	729	(10,288)	(32,209)	(69)	(41,837)	(44,170)	193,233	149,063	72	(1,037)	(3,136)	(4,101)
Fidelity VIP Freedom 2020 (Advantedge™)	79	32	(422)	(311)	—	—	(13)	(73)	(86)	(397)	11,208	10,811	—	(7)	(2)	(9)
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	376	(90)	(1,045)	(759)	—	—	—	(15)	(15)	(774)	31,987	31,213	—	(2)	1	(1)
Fidelity VIP Freedom 2020 (IQ3™)	1,427	409	(6,225)	(4,389)	—	—	—	(15)	(15)	(4,404)	164,465	160,061	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	1,562	(899)	(1,179)	(516)	—	(1,143)	64,902	—	63,759	63,243	18,437	81,680	—	(125)	6,958	6,833
Fidelity VIP Freedom 2025 (Advantedge™)	60	53	(539)	(426)	—	—	14	(71)	(57)	(483)	11,282	10,799	—	(7)	3	(4)
Fidelity VIP Freedom 2025 (Pinnacle Plus ™) (October 13)*	(16)	(64)	(35)	(115)	—	—	(1,369)	—	(1,369)	(1,484)	1,485	1	—	—	(155)	(155)
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	12	(16)	(115)	(119)	—	—	—	(4)	(4)	(123)	2,667	2,544	—	—	—	—
Fidelity VIP Growth (Advantedge™)	(741)	(459)	274	(926)	—	(2,502)	(332)	(93)	(2,927)	(3,853)	65,494	61,641	—	(287)	(34)	(321)
Fidelity VIP Growth (AnnuiChoice II™)	(1,390)	15,993	(15,042)	(439)	43,275	(31,841)	(2,455)	(306)	8,673	8,234	186,739	194,973	3,949	(2,740)	(218)	991
Fidelity VIP Growth (AnnuiChoice™)	(1,106)	9,119	(6,440)	1,573	240	(35,870)	(66,616)	(142)	(102,388)	(100,815)	206,151	105,336	23	(3,274)	(6,374)	(9,625)
Fidelity VIP Growth (GrandMaster flex3™)	(1,155)	(8,502)	5,483	(4,174)	—	(10,181)	(11,629)	(62)	(21,872)	(26,046)	104,496	78,450	—	(883)	(1,204)	(2,087)
Fidelity VIP Growth (GrandMaster™)	(3,102)	(15,925)	16,724	(2,303)	36,511	(40,759)	(52,148)	(139)	(56,535)	(58,838)	379,786	320,948	3,657	(4,182)	(5,264)	(5,789)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (Continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (IQ3™)	$(1,152)	$1,271	$(1,852)	$(1,733)	$—	$(4,862)	$27	$(99)	$(4,934)	$(6,667)	$117,191	$110,524	—	(643)	3	(640)
Fidelity VIP Growth (Pinnacle Plus™)	(4,624)	17,306	(14,831)	(2,149)	—	(19,303)	(59,119)	(188)	(78,610)	(80,759)	379,057	298,298	—	(1,606)	(4,688)	(6,294)
Fidelity VIP High Income (AnnuiChoice II™)	3,932	3,932	(7,447)	417	18,968	(9,035)	16,765	(33)	26,665	27,082	40,393	67,475	1,459	(709)	1,276	2,026
Fidelity VIP High Income (AnnuiChoice™)	14,914	41,377	(57,050)	(759)	—	(166,841)	12,986	(352)	(154,207)	(154,966)	421,124	266,158	—	(9,832)	759	(9,073)
Fidelity VIP High Income (GrandMaster flex3™)	96,256	15,618	(51,819)	60,055	—	(41,817)	96,205	(102)	54,286	114,341	1,533,453	1,647,794	—	(2,572)	7,586	5,014
Fidelity VIP High Income (IQ3™)	373,570	234,584	(354,086)	254,068	47,946	(389,819)	(216,925)	(1,532)	(560,330)	(306,262)	6,576,967	6,270,705	3,306	(26,780)	(7,361)	(30,835)
Fidelity VIP High Income (Pinnacle Plus™)	12,331	15,915	(23,756)	4,490	378	(21,082)	(13,583)	(255)	(34,542)	(30,052)	278,435	248,383	25	(1,406)	(981)	(2,362)
Fidelity VIP High Income (Advantedge™)	39,381	26,956	(40,421)	25,916	3,590	(16,649)	2,387	(116)	(10,788)	15,128	675,224	690,352	303	(1,354)	1,150	99
Fidelity VIP II Index 500 (Advantedge™)	11,044	31,498	(44,318)	(1,776)	140,626	(14,605)	(50,507)	(2,254)	73,260	71,484	408,107	479,591	14,617	(1,774)	(5,330)	7,513
Fidelity VIP II Index 500 (AnnuiChoice II™)	8,699	23,786	(31,071)	1,414	38,232	(29,113)	(24,830)	(1,168)	(16,879)	(15,465)	295,840	280,375	4,275	(3,328)	(2,929)	(1,982)
Fidelity VIP II Index 500 (AnnuiChoice™)	14,217	(22,561)	9,587	1,243	—	(33,715)	7,170	(573)	(27,118)	(25,875)	481,606	455,731	—	(3,163)	489	(2,674)
Fidelity VIP II Index 500 (GrandmasterFlex3™)	12,091	(74,894)	69,779	6,976	40,895	(170,147)	(115,746)	(271)	(245,269)	(238,293)	541,690	303,397	4,558	(19,071)	(13,450)	(27,963)
Fidelity VIP II Index 500 (Grandmaster™)	38,003	(47,188)	19,486	10,301	10,345	(200,491)	19,622	(593)	(171,117)	(160,816)	1,427,982	1,267,166	1,225	(23,136)	2,624	(19,287)
Fidelity VIP II Index 500 (IQ3™)	13,999	(10,917)	(827)	2,255	3,499	(33,525)	(655)	(264)	(30,945)	(28,690)	542,158	513,468	354	(3,431)	(64)	(3,141)
Fidelity VIP II Index 500 (Pinnacle Plus™)	44,691	(191,048)	133,832	(12,525)	105,185	(131,242)	(273,814)	(567)	(300,438)	(312,963)	1,343,162	1,030,199	7,994	(10,194)	(22,845)	(25,045)
Fidelity VIP II Index 500 (Pinnacle Plus Reduced M&E ™)	—	22	—	22	9,739	(9,761)	—	—	(22)	—	—	—	—	—	—	—
Fidelity VIP Investment Grade Bond (Advantedge™)	14,977	2,343	142	17,462	202,268	(4,772)	(1,660)	(1,781)	194,055	211,517	202,866	414,383	17,292	(557)	(73)	16,662
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	14,558	1,050	(161)	15,447	102,132	(3,047)	(6,592)	(768)	91,725	107,172	228,675	335,847	8,155	(305)	(517)	7,333
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	25,483	7,780	459	33,722	—	(33,380)	(150,520)	(585)	(184,485)	(150,763)	655,370	504,607	—	(2,207)	(9,798)	(12,005)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	17,481	30,825	(28,826)	19,480	—	(281,080)	(4,389)	(369)	(285,838)	(266,358)	627,991	361,633	—	(22,277)	(629)	(22,906)
Fidelity VIP Investment Grade Bond (GrandMaster ™)	17,220	27,940	(22,926)	22,234	10,646	(82,410)	(178,033)	(164)	(249,961)	(227,727)	585,292	357,565	888	(7,053)	(14,966)	(21,131)
Fidelity VIP Investment Grade Bond (IQ3™)	27,769	2,678	4,253	34,700	3,499	(29,309)	(4,386)	(483)	(30,679)	4,021	648,044	652,065	241	(1,996)	(301)	(2,056)
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	19,668	2,167	860	22,695	6,663	(16,743)	21,378	(381)	10,917	33,612	454,201	487,813	535	(1,353)	1,573	755
Fidelity VIP Mid Cap (AnnuiChoice II™)	(5,604)	21,668	(101,235)	(85,171)	262,198	(23,770)	67,333	(207)	305,554	220,383	507,107	727,490	21,875	(1,881)	5,403	25,397
Fidelity VIP Mid Cap (AnnuiChoice™)	(5,632)	(15,701)	(68,904)	(90,237)	28	(38,596)	93,081	(383)	54,130	(36,107)	698,553	662,446	1	(1,549)	3,681	2,133
Fidelity VIP Mid Cap (GrandMaster flex3™)	(8,050)	19,091	(82,515)	(71,474)	480	(77,742)	(87,848)	(357)	(165,467)	(236,941)	665,165	428,224	22	(3,553)	(4,340)	(7,871)
Fidelity VIP Mid Cap (Grandmaster™)	(8,019)	160,831	(228,833)	(76,021)	15,562	(208,190)	(168,574)	(182)	(361,384)	(437,405)	727,512	290,107	864	(10,968)	(11,117)	(21,221)
Fidelity VIP Mid Cap (IQ Annuity™)	(12,695)	(3,779)	(105,933)	(122,407)	3,024	(99,599)	12,329	(336)	(84,582)	(206,989)	1,069,154	862,165	133	(4,519)	515	(3,871)
Fidelity VIP Mid Cap (Pinnacle Plus™)	(27,152)	295,414	(466,325)	(198,063)	27,149	(117,567)	(978,791)	(1,555)	(1,070,764)	(1,268,827)	2,645,327	1,376,500	1,201	(5,651)	(43,466)	(47,916)
Fidelity VIP Mid Cap (Advantedge™)	(8,787)	29,453	(120,770)	(100,104)	269,194	(24,801)	130,073	(1,985)	372,481	272,377	419,717	692,094	23,985	(2,577)	11,743	33,151
Fidelity VIP Overseas (Advantedge™)	92	4,166	(67,761)	(63,503)	81,463	(9,136)	50,836	(1,579)	121,584	58,081	254,472	312,553	10,265	(1,411)	6,710	15,564
Fidelity VIP Overseas (AnnuiChoice II™)	382	11,537	(47,146)	(35,227)	34,264	(30,824)	6,542	(383)	9,599	(25,628)	189,180	163,552	3,416	(3,069)	780	1,127
Fidelity VIP Overseas (AnnuiChoice™)	997	(54,770)	(7,638)	(61,411)	275	(16,704)	(51,529)	(188)	(68,146)	(129,557)	389,719	260,162	19	(1,184)	(3,719)	(4,884)
Fidelity VIP Overseas (GrandMaster flex3™)	(673)	(22,237)	(7,967)	(30,877)	7,217	(61,405)	(31,514)	(126)	(85,828)	(116,705)	242,825	126,120	538	(4,705)	(2,513)	(6,680)
Fidelity VIP Overseas (GrandMaster™)	(323)	(7,921)	(33,132)	(41,376)	12,289	(19,577)	(1,078)	(99)	(8,465)	(49,841)	235,118	185,277	1,519	(2,633)	138	(976)
Fidelity VIP Overseas (IQ3™)	(360)	(70,954)	193	(71,121)	1,137	(43,351)	(115,194)	(191)	(157,599)	(228,720)	546,663	317,943	99	(3,873)	(10,012)	(13,786)
Fidelity VIP Overseas (Pinnacle Plus™)	(1,561)	(37,037)	(37,402)	(76,000)	8,369	(31,533)	(54,283)	(358)	(77,805)	(153,805)	458,603	304,798	540	(2,311)	(3,405)	(5,176)
Non-Affiliated Class 1:											—
JPMorgan IT Mid Cap (IQ3™)	(25)	4,227	(4,518)	(316)	—	(3,173)	(8,579)	(30)	(11,782)	(12,098)	46,970	34,872	—	(196)	(576)	(772)
JPMorgan IT Mid Cap (Grandmaster™)	(26)	2,736	(2,434)	276	—	(6,805)	—	(10)	(6,815)	(6,539)	62,714	56,175	—	(436)	—	(436)
JPMorgan IT Mid Cap (GrandMaster flex3™)	(212)	7,645	(6,990)	443	—	(5,677)	(13,396)	(53)	(19,126)	(18,683)	100,365	81,682	—	(359)	(842)	(1,201)
JPMorgan IT Mid Cap (Pinnacle Plus™)	(805)	69,707	(65,086)	3,816	—	(27,617)	(150,265)	(288)	(178,170)	(174,354)	424,593	250,239	—	(1,764)	(9,264)	(11,028)
JPMorgan IT Mid Cap (AnnuiChoice™)	781	35,762	(53,636)	(17,093)	—	(127,989)	(223)	(4)	(128,216)	(145,309)	146,461	1,152	—	(9,012)	(16)	(9,028)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	1,103	3,012	(2,469)	1,646	—	—	(30,097)	—	(30,097)	(28,451)	28,451	—	—	—	(1,332)	(1,332)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	311	(1)	210	520	—	(268)	—	(2)	(270)	250	9,794	10,044	—	(12)	(1)	(13)
Van Kampen UIF Emerging Markets Debt (IQ3™)	65	72	(37)	100	—	(654)	—	(7)	(661)	(561)	1,871	1,310	—	(31)	—	(31)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	(11)	(4,795)	4,869	63	—	(100)	(4,529)	(8)	(4,637)	(4,574)	8,625	4,051	—	(11)	(500)	(511)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	(68)	663	1,181	1,776	—	(3,042)	(8,838)	(51)	(11,931)	(10,155)	44,844	34,689	—	(136)	(399)	(535)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	(947)	(27,283)	33,060	4,830	—	(24,475)	—	(83)	(24,558)	(19,728)	143,500	123,772	—	(1,189)	(1)	(1,190)
Van Kampen UIF U.S. Real Estate (IQ3™)	(534)	(26,154)	30,662	3,974	—	(17,194)	—	(62)	(17,256)	(13,282)	97,449	84,167	—	(800)	—	(800)
Non-Affiliated Class 2:											—
Franklin Foreign Securities (IQ Annuity™)	658	(9,348)	(26,845)	(35,535)	1,156	(34,629)	16,694	(249)	(17,028)	(52,563)	334,639	282,076	61	(1,848)	1,013	(774)
Franklin Growth and Income Securities (Advantedge™)	1,511	4,443	(6,032)	(78)	20,075	(1,737)	34,203	(408)	52,133	52,055	60,515	112,570	2,053	(227)	3,527	5,353

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Charges in Net Assests (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (AnnuiChoice II™)	$1,870	$(1,280)	$167	$757	$4,838	$(870)	$(359)	$(126)	$3,483	$4,240	$75,260	$79,500	480	(102)	(36)	342
Franklin Growth and Income Securities (AnnuiChoice™)	27,995	(110,707)	84,469	1,757	—	(144,965)	(8,661)	(1,235)	(154,861)	(153,104)	1,065,985	912,881	—	(11,461)	(628)	(12,089)
Franklin Growth and Income Securities (GrandMaster flex3™)	9,889	(41,334)	33,880	2,435	—	(49,329)	25,016	(250)	(24,563)	(22,128)	487,084	464,956	—	(3,720)	1,741	(1,979)
Franklin Growth and Income Securities (Grandmaster™)	16,349	55,892	(74,395)	(2,154)	525	(85,690)	(19,063)	(131)	(104,359)	(106,513)	958,454	851,941	41	(6,336)	(2,356)	(8,651)
Franklin Growth and Income Securities (IQ Annuity™)	17,011	(86,278)	76,579	7,312	—	(152,653)	(17,218)	(562)	(170,433)	(163,121)	857,545	694,424	—	(11,457)	(1,377)	(12,834)
Franklin Growth and Income Securities (Pinnacle Plus™)	12,409	(201,425)	197,019	8,003	3,465	(105,938)	(264,130)	(399)	(367,002)	(358,999)	938,739	579,740	273	(8,611)	(20,854)	(29,192)
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E ™)	—	15	—	15	9,041	(9,055)	—	—	(14)	1	—	1	—	—	—	—
Franklin Income Securities (Advantedge™)	7,655	6,855	(17,903)	(3,393)	6,759	(34,083)	135,755	(314)	108,117	104,724	119,614	224,338	624	(3,191)	12,231	9,664
Franklin Income Securities (AnnuiChoice II™)	16,297	(11,576)	(4,438)	283	76,449	(51,143)	11,531	(259)	36,578	36,861	326,172	363,033	6,536	(4,721)	1,055	2,870
Franklin Income Securities (AnnuiChoice™)	13,894	(27,385)	17,516	4,025	—	(76,083)	(33,740)	(202)	(110,025)	(106,000)	326,473	220,473	—	(4,110)	(1,942)	(6,052)
Franklin Income Securities (GrandMaster flex3™)	82,071	(77,641)	14,739	19,169	360	(240,157)	(131,509)	(1,155)	(372,461)	(353,292)	2,083,571	1,730,279	21	(13,843)	(7,492)	(21,314)
Franklin Income Securities (Grandmaster™)	57,099	96,652	(133,791)	19,960	—	(189,104)	(43,411)	(391)	(232,906)	(212,946)	1,496,565	1,283,619	(1)	(10,565)	(2,331)	(12,897)
Franklin Income Securities (IQ Annuity™)	54,784	(42,564)	(3,807)	8,413	25,478	(159,363)	65,926	(922)	(68,881)	(60,468)	1,227,338	1,166,870	1,405	(9,159)	3,669	(4,085)
Franklin Income Securities (Pinnacle Plus™)	49,665	(104,933)	72,597	17,329	3,955	(203,589)	(280,812)	(784)	(481,230)	(463,901)	1,528,844	1,064,943	253	(13,417)	(17,897)	(31,061)
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	(77)	1,390	(168)	1,145	40,503	(53,355)	4	(23)	(12,871)	(11,726)	11,726	—	—	—	—	—
Franklin Large Cap Growth Securities (Advantedge™)	(983)	3,496	(7,950)	(5,437)	35,620	(650)	13,911	(591)	48,290	42,853	77,130	119,983	3,546	(134)	1,381	4,793
Franklin Large Cap Growth Securities (AnnuiChoice II™)	(603)	(1,983)	(1,468)	(4,054)	17,097	(1,811)	1,044	(216)	16,114	12,060	106,626	118,686	1,606	(192)	55	1,469
Franklin Large Cap Growth Securities (AnnuiChoice™)	(156)	5,129	(7,120)	(2,147)	—	(15,459)	(526)	(54)	(16,039)	(18,186)	54,089	35,903	—	(1,098)	(170)	(1,268)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(302)	8,348	(8,186)	(140)	—	(28,877)	(1,738)	(40)	(30,655)	(30,795)	52,886	22,091	—	(2,169)	(141)	(2,310)
Franklin Large Cap Growth Securities (Grandmaster™)	(387)	(6,809)	3,873	(3,323)	—	(11,167)	(10,347)	(44)	(21,558)	(24,881)	63,140	38,259	—	(884)	(910)	(1,794)
Franklin Large Cap Growth Securities (IQ Annuity™)	(1,761)	(3,333)	(1,816)	(6,910)	—	(12,613)	11,502	(115)	(1,226)	(8,136)	221,306	213,170	—	(985)	856	(129)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	(8,623)	(16,332)	(15,602)	(40,557)	99,395	(93,583)	7,371	(261)	12,922	(27,635)	266,883	239,248	8,097	(7,750)	(2,033)	(1,686)
Franklin Mutual Shares Securities (Advantedge™)	8,058	57,845	(95,430)	(29,527)	485,481	(18,054)	(144,417)	(5,779)	317,231	287,704	898,991	1,186,695	53,320	(2,666)	(15,184)	35,470
Franklin Mutual Shares Securities (AnnuiChoice II™)	2,934	(20,109)	8,194	(8,981)	84,218	(44,840)	(7,644)	(566)	31,168	22,187	151,110	173,297	8,973	(5,255)	(949)	2,769
Franklin Mutual Shares Securities (AnnuiChoice™)	8,010	(58,594)	25,990	(24,594)	—	(124,496)	(9,051)	(522)	(134,069)	(158,663)	567,747	409,084	—	(9,177)	(647)	(9,824)
Franklin Mutual Shares Securities (GrandMaster flex3™)	7,857	(37,463)	5,544	(24,062)	360	(92,164)	(86,098)	(592)	(178,494)	(202,556)	1,213,565	1,011,009	25	(6,330)	(5,721)	(12,026)
Franklin Mutual Shares Securities (IQ Annuity™)	2,868	(20,359)	9,582	(7,909)	3,275	(46,501)	2,203	(327)	(41,350)	(49,259)	353,205	303,946	213	(3,140)	109	(2,818)
Franklin Mutual Shares Securities (Pinnacle Plus™)	(962)	(177,914)	164,133	(14,743)	103,455	(186,673)	(199,477)	(522)	(283,217)	(297,960)	1,047,726	749,766	7,431	(13,930)	(14,306)	(20,805)
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	—	11	—	11	9,215	(9,225)	—	—	(10)	1	—	1	—	—	—	—
Franklin Mutual Shares Securities Standard (IQ Advisor™)	207	(10)	(388)	(191)	—	—	—	—	—	(191)	11,683	11,492	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster™)	12,253	259	(35,570)	(23,058)	2,883	(121,233)	61,649	(430)	(57,131)	(80,189)	1,202,884	1,122,695	192	(8,130)	4,380	(3,558)
Franklin Small Cap Value Securities (Advantedge™)	(625)	25,798	(17,649)	7,524	16,229	—	(57,194)	(194)	(41,159)	(33,635)	117,825	84,190	1,704	(18)	(4,307)	(2,621)
Franklin Small Cap Value Securities (AnnuiChoice II™)	(78)	267	(102)	87	21,434	(542)	36	(46)	20,882	20,969	7,169	28,138	2,404	(65)	13	2,352
Franklin Small Cap Value Securities (AnnuiChoice™)	(355)	(40)	(5,864)	(6,259)	—	(4,321)	(1,769)	(142)	(6,232)	(12,491)	128,768	116,277	—	(473)	(229)	(702)
Franklin Small Cap Value Securities (GrandmasterFlex3™)	(632)	(1,927)	(1,441)	(4,000)	—	(5,300)	—	(36)	(5,336)	(9,336)	77,767	68,431	—	(591)	—	(591)
Franklin Small Cap Value Securities (Grandmaster™)	(6,211)	145,574	(207,581)	(68,218)	3,782	(102,409)	(137,735)	(381)	(236,743)	(304,961)	1,200,455	895,494	406	(10,932)	(16,672)	(27,198)
Franklin Small Cap Value Securities (IQ3 ™)	(657)	4,031	(7,360)	(3,986)	600	(2,932)	(2,301)	(60)	(4,693)	(8,679)	91,391	82,712	62	(327)	(179)	(444)
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(4,691)	50,615	(80,696)	(34,772)	29,378	(73,266)	(695,854)	(194)	(739,936)	(774,708)	1,030,574	255,866	3,134	(8,524)	(75,943)	(81,333)
Templeton Foreign Securities Fund (AnnuiChoice II™)	809	(2,023)	(18,127)	(19,341)	19,473	(994)	(756)	(165)	17,558	(1,783)	135,781	133,998	1,751	(122)	(143)	1,486
Templeton Foreign Securities Fund (AnnuiChoice ™)	730	12,700	(21,680)	(8,250)	35	(12,014)	(3,690)	(72)	(15,741)	(23,991)	96,009	72,018	2	(596)	(165)	(759)
Templeton Foreign Securities Fund (Advantedge™)	478	6,563	(47,337)	(40,296)	109,302	(10,839)	20,909	(1,281)	118,091	77,795	248,490	326,285	11,983	(1,288)	2,425	13,120
Templeton Foreign Securities Fund (GrandMaster flex3™)	745	(27,603)	(13,339)	(40,197)	—	(13,961)	(31,966)	(142)	(46,069)	(86,266)	355,538	269,272	—	(813)	(1,876)	(2,689)
Templeton Foreign Securities Fund (Grandmaster™)	442	(12,456)	(21,219)	(33,233)	—	(42,823)	7,722	(47)	(35,148)	(68,381)	327,719	259,338	—	(2,134)	339	(1,795)
Templeton Foreign Securities Fund (Pinnacle Plus™)	(4,921)	85,441	(153,440)	(72,920)	100,703	(92,982)	(31,857)	(477)	(24,613)	(97,533)	632,237	534,704	5,640	(5,416)	(1,626)	(1,402)
Templeton Growth Securities (Advantedge™)	(230)	(2,338)	(3,923)	(6,491)	—	(1,785)	20,302	(531)	17,986	11,495	72,507	84,002	—	(288)	2,525	2,237
Templeton Growth Securities (AnnuiChoice II™)	35	(9,059)	(2,668)	(11,692)	59,644	(29,364)	(7,661)	(122)	22,497	10,805	40,108	50,913	6,861	(4,042)	(1,074)	1,745
Templeton Growth Securities (AnnuiChoice™)	341	(3,065)	(1,170)	(3,894)	—	(15,501)	(67,708)	(135)	(83,344)	(87,238)	91,795	4,557	—	(978)	(4,825)	(5,803)
Templeton Growth Securities (GrandMaster flex3™)	(1,524)	(65,384)	14,654	(52,254)	360	(96,546)	(53,072)	(459)	(149,717)	(201,971)	824,470	622,499	26	(6,673)	(3,466)	(10,113)
Templeton Growth Securities (Grandmaster™)	(965)	(26,636)	(4,833)	(32,434)	—	(42,412)	2,501	(37)	(39,948)	(72,382)	318,026	245,644	—	(2,864)	(597)	(3,461)
Templeton Growth Securities (IQ Annuity™)	(1,035)	2,102	(60,094)	(59,027)	—	(20,556)	(50,315)	(331)	(71,202)	(130,229)	826,024	695,795	—	(1,377)	(3,270)	(4,647)
Templeton Growth Securities (Pinnacle Plus™)	(6,826)	78,173	(76,347)	(5,000)	95,726	(101,149)	(197,269)	(221)	(202,913)	(207,913)	500,272	292,359	6,917	(7,294)	(13,397)	(13,774)
Templeton Growth Securities (Pinnacle Plus Reduced M&E ™)	—	29	—	29	8,831	(8,859)	—	—	(28)	1	—	1	—	—	—	—
Templeton Growth Securities Standard (IQ Advisor™)	41	(8)	(446)	(413)	—	—	—	—	—	(413)	5,484	5,071	—	—	—	—

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of years	Net assets, end of years	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (Advantedge™)	$(78)	$(18)	$(90)	$(186)	$13,518	$—	$1,612	$(16)	$15,114	$14,928	$—	$14,928	1,446	(2)	179	1,623
Invesco Van Kampen VI Comstock (AnnuiChoice™)	228	3,365	(4,913)	(1,320)	25	(12,145)	6,567	(18)	(5,571)	(6,891)	26,271	19,380	2	(750)	337	(411)
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	(129)	8,931	(14,831)	(6,029)	—	(12,376)	(14,619)	(32)	(27,027)	(33,056)	113,494	80,438	—	(912)	(1,143)	(2,055)
Invesco Van Kampen VI Comstock (Grandmaster™)	109	(2,942)	620	(2,213)	—	(1,687)	(11,190)	(47)	(12,924)	(15,137)	82,332	67,195	—	(113)	(746)	(859)
Invesco Van Kampen VI Comstock (IQ Annuity™)	(37)	(569)	191	(415)	—	(5,217)	(37)	(20)	(5,274)	(5,689)	22,573	16,884	—	(344)	—	(344)
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	4,552	54,695	(70,894)	(11,647)	120,423	(92,716)	(620,801)	(222)	(593,316)	(604,963)	808,764	203,801	8,650	(6,720)	(46,968)	(45,038)
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	16	2,195	(2,722)	(511)	6,049	(403)	5,731	(68)	11,309	10,798	9,411	20,209	632	(50)	611	1,193
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	(58)	21	(388)	(425)	—	—	—	(7)	(7)	(432)	5,786	5,354	—	—	(1)	(1)
Invesco Van Kampen VI Capital Growth (GrandMaster flex3™)	(48)	323	(831)	(556)	—	—	(4,321)	1	(4,320)	(4,876)	4,883	7	—	—	(329)	(329)
Invesco Van Kampen VI Capital Growth (Grandmaster™)	(617)	11,207	(13,299)	(2,709)	—	(473)	4,984	(4)	4,507	1,798	75,713	77,511	—	(9)	553	544
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	(11,065)	115,445	(104,281)	99	120,723	(114,789)	(649,758)	(164)	(643,988)	(643,889)	761,177	117,288	8,787	(8,609)	(48,755)	(48,577)
Invesco Van Kampen VI Capital Growth (Advantedge™)	(548)	295	(3,793)	(4,046)	—	(1,053)	25,296	(73)	24,170	20,124	15,687	35,811	—	(106)	2,267	2,161
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	(140)	2,174	(3,076)	(1,042)	208	(70)	(1,847)	(45)	(1,754)	(2,796)	10,609	7,813	16	(10)	(185)	(179)
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	(86)	32	(12)	(66)	—	—	—	(15)	(15)	(81)	10,406	10,325	—	(2)	—	(2)
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice™)	(76)	649	—	573	—	—	(573)	—	(573)	—	—	—	—	—	—	—
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	(215)	3,290	(4,694)	(1,619)	40,610	(1,072)	(802)	(105)	38,631	37,012	19,510	56,522	3,923	(121)	(136)	3,666
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	(1,611)	6,483	(10,904)	(6,032)	58,156	(1,014)	130,247	(1,047)	186,342	180,310	159,385	339,695	6,051	(211)	12,414	18,254
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	(900)	(852)	(9,968)	(11,720)	—	(737)	(70,174)	(11)	(70,922)	(82,642)	116,496	33,854	—	(70)	(8,100)	(8,170)
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	(9,900)	83,611	(60,802)	12,909	120,864	(91,751)	(622,992)	(106)	(593,985)	(581,076)	712,402	131,326	11,449	(8,630)	(60,781)	(57,962)
Van Kampen UIF Emerging Markets Debt (Advantedge™)	4,912	7,234	(4,024)	8,122	2	(3,222)	(1,068)	(627)	(4,915)	3,207	148,121	151,328	—	(324)	(42)	(366)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	1,532	(41)	1,094	2,585	16,469	—	(119)	(37)	16,313	18,898	43,921	62,819	1,313	(3)	(10)	1,300
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	6,451	3,560	62	10,073	—	(61)	(65,135)	(238)	(65,434)	(55,361)	211,408	156,047	—	(24)	(5,298)	(5,322)
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	3,595	(104)	2,381	5,872	—	(645)	(249)	(9)	(903)	4,969	111,945	116,914	—	(58)	(14)	(72)
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	575	(2,194)	(638)	(2,257)	—	(2,595)	6,854	(3)	4,256	1,999	23,357	25,356	—	(128)	162	34
Van Kampen UIF Emerging Markets Debt (IQ3™)	3,697	2,618	(573)	5,742	36	(2,556)	(8,605)	(124)	(11,249)	(5,507)	110,811	105,304	2	(129)	(421)	(548)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	132,516	6,455	(58,444)	80,527	378	(109,124)	4,157,958	(463)	4,048,749	4,129,276	285,112	4,414,388	22	(6,142)	234,008	227,888
Van Kampen UIF Emerging Markets Equity (Advantedge™)	(4,356)	16,979	(83,880)	(71,257)	69,003	(6,077)	37,237	(1,362)	98,801	27,544	310,106	337,650	8,220	(881)	4,664	12,003
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	(605)	(496)	(15,360)	(16,461)	4,393	(15,366)	(14,292)	(114)	(25,379)	(41,840)	100,032	58,192	323	(1,163)	(1,152)	(1,992)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(1,871)	36,373	(95,758)	(61,256)	—	(29,964)	24,026	(220)	(6,158)	(67,414)	358,896	291,482	—	(829)	861	32
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(5,593)	80,888	(170,833)	(95,538)	300	(89,942)	(66,914)	(333)	(156,889)	(252,427)	570,858	318,431	9	(2,628)	(2,289)	(4,908)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(8,317)	61,937	(228,711)	(175,091)	4,367	(98,918)	(146,617)	(427)	(241,595)	(416,686)	1,069,721	653,035	128	(2,938)	(4,356)	(7,166)
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(4,436)	2,047	(82,673)	(85,062)	103	(54,854)	16,639	(350)	(38,462)	(123,524)	473,885	350,361	3	(1,617)	529	(1,085)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	(13,638)	74,559	(283,520)	(222,599)	363	(114,529)	(136,817)	(844)	(251,827)	(474,426)	1,237,589	763,163	14	(4,218)	(5,079)	(9,283)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	(1,192)	(12,592)	20,212	6,428	57,242	(13,009)	(2,295)	(20)	41,918	48,346	150,519	198,865	7,281	(1,801)	(288)	5,192
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	(535)	8,016	(3,013)	4,468	1,584	—	(39,448)	(52)	(37,916)	(33,448)	139,359	105,911	201	(6)	(5,130)	(4,935)
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	(9,563)	186,595	(130,811)	46,221	30,301	(114,914)	(796,624)	(657)	(881,894)	(835,673)	1,434,036	598,363	1,554	(5,925)	(40,580)	(44,951)
Van Kampen UIF U.S. Real Estate (Advantedge™)	(1,503)	7,875	(7,791)	(1,419)	113,863	(2,557)	(3,003)	(584)	107,719	106,300	85,113	191,413	10,801	(312)	(500)	9,989
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	(852)	(5,338)	9,441	3,251	—	(1,707)	(3,996)	(27)	(5,730)	(2,479)	83,092	80,613	—	(226)	(514)	(740)
Van Kampen UIF U.S. Real Estate (Grandmaster™)	(1,956)	43,822	(43,625)	(1,759)	150	(14,216)	(257,835)	(78)	(271,979)	(273,738)	367,588	93,850	6	(625)	(11,600)	(12,219)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	(1,341)	12,719	(4,955)	6,423	802	(7,491)	(8,409)	(134)	(15,232)	(8,809)	149,663	140,854	34	(330)	(344)	(640)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)*	1,570	(110)	(6,903)	(5,443)	68,017	—	18,081	(73)	86,025	80,582	—	80,582	7,678	(9)	1,895	9,564
BlackRock Capital Appreciation VI (AnnuiChoice II™)*	127	(4)	(497)	(374)	5,841	—	153	(6)	5,988	5,614	—	5,614	647	(1)	18	664
BlackRock Capital Appreciation VI (Annuichoice™)*	147	—	(207)	(60)	—	—	6,261	—	6,261	6,201	—	6,201	—	—	733	733
BlackRock Global Allocation VI (Advantedge™)*	20,262	(1,553)	(60,498)	(41,789)	117,275	(2,035)	440,833	(202)	555,871	514,082	—	514,082	12,893	(247)	44,971	57,617
BlackRock Global Allocation VI (AnnuiChoice II™)*	1,666	(76)	(2,453)	(863)	17,626	(812)	22,943	—	39,757	38,894	—	38,894	1,885	(92)	2,553	4,346
BlackRock Global Allocation VI (Annuichoice™)*	6,518	(123)	(10,360)	(3,965)	—	(1,222)	199,921	(54)	198,645	194,680	—	194,680	—	(140)	21,869	21,729
BlackRock Global Allocation VI (Grandmaster flex3 ™)*	1,441	(3)	(2,240)	(802)	—	—	33,964	—	33,964	33,162	—	33,162	—	—	3,715	3,715
BlackRock Global Allocation VI (Grandmaster™)*	401	(57)	(637)	(293)	—	(302)	9,491	—	9,189	8,896	—	8,896	—	(34)	1,029	995
Non-Affiliated Class B:
Columbia VIT Mid Cap (Advantedge ™)	63	1,605	(1,017)	651	—	(153)	(7,051)	(5)	(7,209)	(6,558)	6,558	—	—	(9)	(410)	(419)
Columbia VIT Mid Cap (Grandmaster™)	424	14,310	(10,495)	4,239	—	—	(47,807)	—	(47,807)	(43,568)	43,567	(1)	—	—	(2,772)	(2,772)
Columbia VIT Mid Cap (Grandmaster flex3 ™)	85	815	—	900	—	—	(10,208)	(12)	(10,220)	(9,320)	9,320	—	—	(1)	(594)	(595)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assests (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Columbia VIT Mid Cap (Pinnacle Plus™)	$1,127	$18,997	$(7,839)	$12,285	$998	$(641)	$(133,097)	$(50)	$(132,790)	$(120,505)	$120,507	$2	60	(42)	(7,728)	(7,710)
Columbia VIT MidCap Value Opportunity (Advantedge™)*	(69)	(137)	(1,130)	(1,336)	—	(481)	7,552	(3)	7,068	5,732	—	5,732	—	(61)	753	692
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)*	(93)	(14)	(1,664)	(1,771)	—	—	10,208	—	10,208	8,437	—	8,437	—	—	1,018	1,018
Columbia VIT MidCap Value Opportunity (Grandmaster™)*	(129)	(438)	(5,193)	(5,760)	—	(29)	49,593	(2)	49,562	43,802	—	43,802	—	33	5,246	5,279
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)*	(1,193)	(6,265)	(17,586)	(25,044)	—	(3,094)	117,411	(100)	114,217	89,173	—	89,173	—	(381)	11,152	10,771
Columbia VIT Small Cap (Advantedge™)	27,835	(541)	(50,981)	(23,687)	32,261	(5,967)	194,581	(68)	220,807	197,120	65,502	262,622	2,213	(409)	12,266	14,070
Columbia VIT Small Cap (AnnuiChoice II ™)	1,156	(52)	(2,044)	(940)	7,839	(139)	698	(48)	8,350	7,410	3,250	10,660	488	(13)	51	526
Columbia VIT Small Cap (Grandmaster™)	6,503	3,912	(15,259)	(4,844)	—	(169)	25,945	—	25,776	20,932	50,980	71,912	—	—	1,708	1,708
Columbia VIT Small Cap (Pinnacle Plus™)	20,771	(8,015)	(40,367)	(27,611)	1,187	(11,836)	(53,789)	(176)	(64,614)	(92,225)	197,301	105,076	73	(787)	(4,659)	(5,373)
DWS Small Cap Index VIP (AnnuiChoice II™)	(122)	(1,083)	(2,334)	(3,539)	18,968	(998)	(4,344)	(40)	13,586	10,047	18,148	28,195	1,690	(102)	(486)	1,102
DWS Small Cap Index VIP (AnnuiChoice™)	(215)	16,098	(19,773)	(3,890)	—	(35,596)	20,422	(79)	(15,253)	(19,143)	73,653	54,510	—	(2,279)	1,229	(1,050)
DWS Small Cap Index VIP (GrandMaster flex3™)	(752)	8,376	(13,690)	(6,066)	—	(9,996)	(9,347)	(30)	(19,373)	(25,439)	91,975	66,536	—	(665)	(690)	(1,355)
DWS Small Cap Index VIP (Grandmaster™)	(147)	(219)	(1,153)	(1,519)	—	(244)	1,770	(14)	1,512	(7)	18,240	18,233	—	(19)	104	85
DWS Small Cap Index VIP (IQ3™)	(940)	(732)	(5,221)	(6,893)	—	(959)	9,124	(74)	8,091	1,198	102,854	104,052	—	(73)	610	537
DWS Small Cap Index VIP (Pinnacle Plus™)	(3,027)	(21,860)	11,467	(13,420)	315	(4,400)	(77,783)	(164)	(82,032)	(95,452)	334,160	238,708	20	(309)	(5,012)	(5,301)
DWS Small Cap Index VIP (Advantedge™)	(23)	12	(128)	(139)	—	—	—	(5)	(5)	(144)	2,295	2,151	—	—	—	—
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	9,285	1,848	(10,636)	497	119	(4,597)	11,408	(88)	6,842	7,339	145,959	153,298	11	(425)	1,021	607
Pimco VIT All Asset (Pinnacle Plus™)	11,533	3,994	(14,334)	1,193	609	(4,146)	(15,581)	(185)	(19,303)	(18,110)	213,557	195,447	54	(389)	(1,368)	(1,703)
Pimco VIT All Asset (Grandmaster™)	75,807	(6,974)	(72,908)	(4,075)	3,600	(21,031)	(5,033)	(54)	(22,518)	(26,593)	1,160,518	1,133,925	321	(1,864)	(1,444)	(2,987)
Pimco VIT All Asset (GrandMaster flex3™)	12,243	154	(13,087)	(690)	—	(4,651)	75,635	(85)	70,899	70,209	156,286	226,495	—	(426)	6,776	6,350
Pimco VIT All Asset (Advantedge™)	20,492	1,822	(22,045)	269	68,804	(7,746)	(6,377)	(1,292)	53,389	53,658	296,438	350,096	6,121	(806)	(533)	4,782
Pimco VIT All Asset (AnnuiChoice II™)	21,991	(1,598)	(18,333)	2,060	—	(9,560)	43,905	(85)	34,260	36,320	319,217	355,537	—	(858)	3,877	3,019
Pimco VIT All Asset (AnnuiChoice™)	4,242	(51)	(3,613)	578	—	—	—	(5)	(5)	573	63,705	64,278	—	—	(1)	(1)
Pimco VIT Commodity Real Return Strategy (Advantedge™)	58,005	(15,941)	(89,543)	(47,479)	156,532	(18,301)	(5,377)	(1,819)	131,035	83,556	379,297	462,853	19,356	(2,496)	(992)	15,868
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	29,422	1,461	(49,474)	(18,591)	4,036	(14,289)	(3,282)	(207)	(13,742)	(32,333)	243,027	210,694	489	(1,786)	(215)	(1,512)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	6,823	2,851	(12,595)	(2,921)	—	(1,652)	(13,100)	(70)	(14,822)	(17,743)	58,694	40,951	—	(206)	(1,489)	(1,695)
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	66,205	11,241	(130,510)	(53,064)	1,990	(47,358)	16,497	(266)	(29,137)	(82,201)	533,976	451,775	241	(5,662)	680	(4,741)
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	23,014	5,983	(44,367)	(15,370)	916	(10,612)	(1,753)	(128)	(11,577)	(26,947)	193,035	166,088	113	(1,328)	(108)	(1,323)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	9,744	109	(16,882)	(7,029)	—	(3,054)	—	(91)	(3,145)	(10,174)	80,966	70,792	—	(394)	—	(394)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	60,951	(2,923)	(100,156)	(42,128)	1,922	(31,347)	(30,694)	(379)	(60,498)	(102,626)	512,613	409,987	217	(4,104)	(3,740)	(7,627)
Pimco VIT Low Duration (IQ Annuity™)	524	958	(5,903)	(4,421)	18,767	(26,083)	557,389	(76)	549,997	545,576	117,616	663,192	1,665	(2,319)	49,593	48,939
Pimco VIT Low Duration (Grandmaster™)	160	401	(677)	(116)	—	(11,114)	(6,760)	(13)	(17,887)	(18,003)	83,691	65,688	—	(988)	(593)	(1,581)
Pimco VIT Low Duration (GrandMaster flex3™)	40	275	(724)	(409)	—	(42,600)	20,108	(133)	(22,625)	(23,034)	181,029	157,995	—	(3,782)	1,800	(1,982)
Pimco VIT Low Duration (Advantedge™)	(218)	2,867	(6,349)	(3,700)	143,818	(10,513)	89,115	(250)	222,170	218,470	321,643	540,113	12,877	(970)	8,029	19,936
Pimco VIT Low Duration (AnnuiChoice II™)	431	37	(605)	(137)	—	(3,405)	—	(6)	(3,411)	(3,548)	101,547	97,999	—	(302)	1	(301)
Pimco VIT Low Duration (AnnuiChoice™)	1,033	(3,094)	719	(1,342)	—	(183,846)	376	5	(183,465)	(184,807)	223,202	38,395	—	(16,320)	32	(16,288)
Pimco VIT Low Duration (Pinnacle Plus™)	(485)	4,599	(8,468)	(4,354)	315	(7,877)	170,251	(391)	162,298	157,944	280,151	438,095	28	(745)	15,156	14,439
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E ™)	5	(6)	—	(1)	2,357	(2,356)	—	—	1	—	—	—	238	(239)	1	—
Pimco VIT Real Return (AnnuiChoice II™)	5,762	1,472	3,416	10,650	52,048	(1,176)	20,027	(96)	70,803	81,453	91,141	172,594	4,407	(105)	1,565	5,867
Pimco VIT Real Return (Advantedge™)	5,854	2,683	2,418	10,955	102,544	(635)	(54,332)	(108)	47,469	58,424	122,680	181,104	9,046	(64)	(5,136)	3,846
Pimco VIT Real Return (AnnuiChoice™)	18,537	846	24,550	43,933	—	(1,599)	111,771	(637)	109,535	153,468	337,302	490,770	—	(190)	9,753	9,563
Pimco VIT Real Return (Grandmaster flex3™)	2,174	794	2,541	5,509	—	(996)	(28,352)	(50)	(29,398)	(23,889)	89,995	66,106	—	(86)	(2,617)	(2,703)
Pimco VIT Real Return (Grandmaster™)	4,380	1,004	5,519	10,903	—	(6,835)	22,957	(21)	16,101	27,004	109,020	136,024	—	(582)	1,896	1,314
Pimco VIT Real Return (IQ Annuity™)	8,948	5,717	7,199	21,864	120	(1,514)	39,578	(29)	38,155	60,019	226,605	286,624	10	(127)	3,200	3,083
Pimco VIT Real Return (Pinnacle Plus™)	129,833	17,515	80,210	227,558	63	(159,031)	4,382,724	(260)	4,223,496	4,451,054	205,142	4,656,196	6	(13,493)	380,918	367,431
Pimco VIT Real Return (Pinnacle Plus Reduced M&E ™)	4	(9)	—	(5)	2,577	(2,572)	—	—	5	—	—	—	243	(244)	1	—
Pimco VIT Total Return (Advantedge™)	88,175	30,197	(56,704)	61,668	1,166,776	(49,105)	(277,709)	(16,353)	823,609	885,277	3,038,277	3,923,554	95,366	(5,365)	(22,566)	67,435
Pimco VIT Total Return (AnnuiChoice II™)	28,302	3,657	(9,635)	22,324	112,924	(5,212)	(19,116)	(2,524)	86,072	108,396	929,204	1,037,600	9,120	(625)	(1,552)	6,943
Pimco VIT Total Return (AnnuiChoice™)	29,114	19,207	(25,138)	23,183	80,000	(111,975)	(171,420)	(716)	(204,111)	(180,928)	1,118,756	937,828	6,575	(9,266)	(14,129)	(16,820)
Pimco VIT Total Return (Grandmaster flex3™)	14,505	5,654	(9,062)	11,097	—	(97,923)	60,243	(253)	(37,933)	(26,836)	629,549	602,713	—	(8,152)	4,955	(3,197)
Pimco VIT Total Return (Grandmaster™)	23,561	17,190	(20,571)	20,180	—	(211,011)	90,670	(217)	(120,558)	(100,378)	1,000,762	900,384	—	(17,407)	7,482	(9,925)
Pimco VIT Total Return (IQ Annuity™)	23,913	9,954	(15,282)	18,585	22,745	(92,413)	42,502	(333)	(27,499)	(8,914)	956,546	947,632	1,894	(7,670)	3,471	(2,305)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of years	Net assets, end of years	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Advisor Class (continued):
Pimco VIT Total Return (Pinnacle Plus™)	$26,134	$2,245	$(15,275)	$13,104	$21,989	$(42,426)	$562,110	$(651)	$541,022	$554,126	$654,026	$1,208,152	1,820	(3,579)	46,604	44,845
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	9	(10)	—	(1)	2,403	(2,401)	—	—	2	1	—	1	241	(241)	—	—
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	(533)	379	(3,993)	(4,147)	504	(219)	36,557	(15)	36,827	32,680	16,744	49,424	54	(29)	4,169	4,194
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	(727)	(400)	(2,507)	(3,634)	—	(1,236)	1,058	(98)	(276)	(3,910)	46,188	42,278	—	(149)	126	(23)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	(506)	(268)	(3,842)	(4,616)	18,968	(676)	606	(86)	18,812	14,196	31,794	45,990	1,969	(87)	71	1,953
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	(35)	(3)	(228)	(266)	—	—	—	—	—	(266)	3,545	3,279	—	—	—	—
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	(20)	(39)	(59)	(118)	—	(415)	—	(1)	(416)	(534)	1,559	1,025	—	(50)	—	(50)
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	(183)	406	(1,080)	(857)	48	(2,134)	23	(24)	(2,087)	(2,944)	13,458	10,514	5	(238)	3	(230)
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	196	(24)	(1,940)	(1,768)	—	—	1,136	(189)	947	(821)	36,483	35,662	—	(21)	115	94
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	2,099	68	(9,641)	(7,474)	—	(747)	—	(248)	(995)	(8,469)	185,505	177,036	—	(104)	—	(104)
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	1,582	(120)	(8,299)	(6,837)	—	(6,329)	2,074	(83)	(4,338)	(11,175)	163,766	152,591	—	(668)	204	(464)
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™)	250	13	(1,661)	(1,398)	—	(241)	22,130	(3)	21,886	20,488	33,911	54,399	—	(26)	2,406	2,380
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	165	8	(1,460)	(1,287)	—	—	—	—	—	(1,287)	28,131	26,844	—	—	—	—
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	14	50	(150)	(86)	378	(120)	(169)	(2)	87	1	7,552	7,553	39	(14)	14	39
Rydex SGI VT Managed Futures Strategies (Advantedge™)	(1,989)	4	(11,100)	(13,085)	13,309	(1,589)	4,578	(388)	15,910	2,825	117,396	120,221	1,586	(247)	575	1,914
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	(215)	139	(287)	(363)	—	(3,560)	(35,738)	(5)	(39,303)	(39,666)	50,210	10,544	—	(408)	(4,058)	(4,466)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	(2,007)	(61)	(9,961)	(12,029)	1,197	(1,226)	(10,732)	(66)	(10,827)	(22,856)	131,350	108,494	137	(153)	(1,230)	(1,246)
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	(67)	(2)	(479)	(548)	2,267	(56)	11	(4)	2,218	1,670	3,918	5,588	272	(7)	1	266
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	(45)	(163)	72	(136)	—	(1,552)	(3,676)	(15)	(5,243)	(5,379)	5,555	176	—	(181)	(447)	(628)
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	(160)	(197)	(924)	(1,281)	7,050	(880)	642	(88)	6,724	5,443	13,540	18,983	908	(119)	80	869
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	(1,525)	(383)	3,588	1,680	24,205	(2,502)	(2,972)	(365)	18,366	20,046	89,695	109,741	2,871	(343)	(348)	2,180
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	(670)	194	1,740	1,264	—	(987)	(347)	(78)	(1,412)	(148)	57,999	57,851	—	(125)	(39)	(164)
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	(670)	(6,270)	8,826	1,886	—	(4,354)	(63,449)	(5)	(67,808)	(65,922)	97,430	31,508	—	(515)	(7,453)	(7,968)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	(302)	(295)	934	337	—	—	(4,713)	(26)	(4,739)	(4,402)	20,987	16,585	—	(3)	(567)	(570)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	(1,035)	262	1,405	632	—	(1,789)	101,355	(16)	99,550	100,182	52,575	152,757	—	(214)	11,945	11,731
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	(1,366)	650	2,484	1,768	—	(4,669)	2,324	(78)	(2,423)	(655)	91,532	90,877	—	(566)	283	(283)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	(2,853)	4,863	2,061	4,071	441	(8,283)	176,462	(69)	168,551	172,622	27,564	200,186	53	(1,003)	21,567	20,617
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)*	114	8	136	258	18,804	—	—	—	18,804	19,062	—	19,062	714	—	—	714
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)*	115	2	239	356	34,105	—	—	—	34,105	34,461	—	34,461	1,309	—	—	1,309
iShares Barclays Intermediate Credit Bond ETF (Varoom)*	43	1	35	79	—	—	—	—	—	79	—	79	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)*	68	33	148	249	10,354	—	(425)	—	9,929	10,178	—	10,178	410	—	(16)	394
iShares Barclays TIPS Bond ETF (Varoom)*	57	3	166	226	—	—	—	—	—	226	—	226	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)*	4	3	165	172	—	—	8,951	—	8,951	9,123	—	9,123	—	—	330	330
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)*	163	2	(62)	103	6,250	—	—	—	6,250	6,353	—	6,353	240	—	—	240
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)*	13	—	189	202	4,808	—	—	—	4,808	5,010	—	5,010	193	—	—	193
iShares S&P 500 Growth Index ETF (Varoom)*	(108)	60	32	(16)	17,500	(152)	2,916	—	20,264	20,248	—	20,248	679	(6)	116	789
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)*	52	(488)	(621)	(1,057)	121,542	(5,347)	14,680	—	130,875	129,818	—	129,818	4,713	(219)	608	5,102
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)*	(22)	—	134	112	—	—	4,730	—	4,730	4,842	—	4,842	—	—	191	191
iShares S&P 500 Index ETF (Varoom)*	342	(96)	726	972	32,554	(451)	8,748	—	40,851	41,823	—	41,823	1,330	(17)	357	1,670
iShares S&P 500 Index ETF (Varoom GLWB 1)*	4,035	(9,206)	(17,827)	(22,998)	711,761	(17,251)	76,930	—	771,440	748,442	—	748,442	27,394	(722)	3,394	30,066
iShares S&P 500 Index ETF (Varoom GLWB 2)*	48	(16)	(135)	(103)	21,811	—	9,712	—	31,523	31,420	—	31,420	864	—	401	1,265
iShares S&P 500 Value Index ETF (Varoom)*	21	1	(60)	(38)	—	—	—	—	—	(38)	—	(38)	—	—	—	—
iShares S&P 500 Value Index ETF (Varoom GLWB 1)*	1,050	(2,452)	143	(1,259)	25,998	—	5,134	—	31,132	29,873	—	29,873	953	—	270	1,223
iShares S&P 500 Value Index ETF (Varoom GLWB 2)*	16	(2)	134	148	—	—	4,804	—	4,804	4,952	—	4,952	—	—	203	203
iShares S&P MidCap 400 Index ETF (Varoom)*	(1)	72	(2,263)	(2,192)	22,500	(151)	2,916	—	25,265	23,073	—	23,073	856	(6)	120	970
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)*	316	(3,740)	(13,918)	(17,342)	214,825	(5,650)	32,758	—	241,933	224,591	—	224,591	8,214	(242)	1,490	9,462
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)*	(37)	(11)	(630)	(678)	19,066	—	349	—	19,415	18,737	—	18,737	777	—	14	791
iShares S&P SmallCap 600 Index ETF (Varoom)*	(62)	16	(755)	(801)	16,250	(76)	1,458	—	17,632	16,831	—	16,831	632	(3)	61	690
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)*	48	(1,807)	(1,650)	(3,409)	107,413	(2,846)	12,942	—	117,509	114,100	—	114,100	4,190	(123)	625	4,692
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)*	(51)	(8)	(296)	(355)	7,168	—	253	—	7,421	7,066	—	7,066	281	—	10	291

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares S&P Citigroup International Treasury Bond (Varoom)*	$150	$103	$(656)	$(403)	$11,250	$(75)	$1,458	$—	$12,633	$12,230	$—	$12,230	428	(3)	52	477
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)*	460	947	(3,855)	(2,448)	107,413	(2,856)	10,202	—	114,759	112,311	—	112,311	4,122	(110)	395	4,407
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)*	19	—	(62)	(43)	9,616	—	—	—	9,616	9,573	—	9,573	376	—	—	376
Vanguard Dividend Appreciation Index Fund ETF (Varoom)*	25	2	175	202	6,250	—	—	—	6,250	6,452	—	6,452	245	—	—	245
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)*	177	2	1,472	1,651	76,388	—	23,379	—	99,767	101,418	—	101,418	2,986	—	943	3,929
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)*	(233)	(28)	(5,066)	(5,327)	25,000	—	—	—	25,000	19,673	—	19,673	1,005	—	—	1,005
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)*	(202)	(17)	(1,963)	(2,182)	13,618	—	10,522	—	24,140	21,958	—	21,958	616	—	489	1,105
Vanguard MSCI EAFE ETF (Varoom)*	(200)	23	(3,147)	(3,324)	16,250	(72)	1,458	—	17,636	14,312	—	14,312	641	(3)	60	698
Vanguard MSCI EAFE ETF (Varoom GLWB 1)*	(1,236)	(1,888)	(16,393)	(19,517)	107,413	(2,716)	22,865	—	127,562	108,045	—	108,045	4,240	(124)	1,053	5,169
Vanguard MSCI EAFE ETF (Varoom GLWB 2)*	(56)	(10)	(771)	(837)	7,308	—	202	—	7,510	6,673	—	6,673	312	—	8	320
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)*	218	9	5	232	18,804	—	—	—	18,804	19,036	—	19,036	703	—	—	703
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)*	71	—	136	207	26,104	—	—	—	26,104	26,311	—	26,311	987	—	—	987
Vanguard Large-Cap Index ETF (Varoom)*	20	1	(30)	(9)	6,250	—	—	—	6,250	6,241	—	6,241	252	—	—	252
Vanguard Large-Cap Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Large-Cap Index ETF (Varoom GLWB 2)*	5	(17)	(340)	(352)	21,339	—	300	—	21,639	21,287	—	21,287	851	—	13	864
Vanguard Mega Cap 300 Index ETF (Varoom)*	135	1	1,463	1,599	18,804	—	—	—	18,804	20,403	—	20,403	809	—	—	809
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)*	40	(5)	104	139	10,386	—	85	—	10,471	10,610	—	10,610	421	—	4	425
Vanguard REIT Index ETF (Varoom)*	37	3	100	140	—	—	—	—	—	140	—	140	—	—	—	—
Vanguard REIT Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard REIT Index ETF (Varoom GLWB 2)*	2	3	105	110	4,386	—	17	—	4,403	4,513	—	4,513	166	—	1	167
Vanguard Total Bond Market Index ETF (Varoom)*	(61)	257	579	775	8,750	(542)	10,206	—	18,414	19,189	—	19,189	353	(21)	385	717
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)*	1,611	8,494	23,456	33,561	751,888	(20,634)	18,474	—	749,728	783,289	—	783,289	29,770	(790)	670	29,650
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)*	27	130	1,623	1,780	75,079	—	30,413	—	105,492	107,272	—	107,272	2,901	—	1,168	4,069

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$405	$(1,983)	$20,753	$19,175	$107,164	$—	$488	$(1,231)	$106,421	$125,596	$78,824	$204,420	11,842	(134)	79	11,787
Touchstone Aggressive ETF (AnnuiChoice™)	2,167	(4,380)	41,874	39,661	150	(1,416)	(17,543)	(141)	(18,950)	20,711	340,889	361,600	14	(144)	(1,598)	(1,728)
Touchstone Aggressive ETF (GrandMaster flex3™)	225	(5,432)	57,996	52,789	—	(21,450)	(11,469)	(315)	(33,234)	19,555	479,592	499,147	—	(2,020)	(1,075)	(3,095)
Touchstone Aggressive ETF (Grandmaster™)	33	(80)	1,262	1,215	—	—	(6)	(19)	(25)	1,190	10,435	11,625	—	(2)	(1)	(3)
Touchstone Aggressive ETF (IQ Annuity™)	1,025	(3,219)	58,274	56,080	—	(5,614)	10,011	(342)	4,055	60,135	478,955	539,090	—	(571)	992	421
Touchstone Aggressive ETF (Pinnacle Plus™)	72	(7,108)	16,091	9,055	38,740	(1,804)	(16,865)	(162)	19,909	28,964	73,507	102,471	3,719	(354)	(1,539)	1,826
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	3,015	1,624	62,797	67,436	3,100	(835)	—	(510)	1,755	69,191	566,814	636,005	232	(103)	(1)	128
Touchstone Baron Small Cap (Advantedge™)	(3,710)	18,472	40,420	55,182	118,588	(2,867)	3,625	(672)	118,674	173,856	169,976	343,832	11,853	(341)	493	12,005
Touchstone Baron Small Cap (AnnuiChoice II™)	(6,053)	(5,890)	191,864	179,921	11,476	(978)	894,022	(74)	904,446	1,084,367	124,894	1,209,261	1,034	(97)	85,472	86,409
Touchstone Baron Small Cap (AnnuiChoice™)	(2,450)	25,160	64,569	87,279	4,409	(14,464)	423,347	(50)	413,242	500,521	69,526	570,047	250	(835)	25,138	24,553
Touchstone Baron Small Cap (GrandMaster flex3™)	(8,401)	(45,057)	166,411	112,953	90	(27,760)	1,268	(303)	(26,705)	86,248	528,464	614,712	6	(1,846)	(125)	(1,965)
Touchstone Baron Small Cap (Grandmaster™)	(3,694)	71,796	7,432	75,534	5	(23,637)	(4,694)	(61)	(28,387)	47,147	318,878	366,025	0	(1,754)	32	(1,722)
Touchstone Baron Small Cap (IQ Annuity™)	(15,534)	(78,999)	321,399	226,866	51,906	(101,057)	(1,259)	(347)	(50,757)	176,109	1,041,969	1,218,078	2,966	(6,214)	(256)	(3,504)
Touchstone Baron Small Cap (Pinnacle Plus™)	(16,864)	(184,808)	363,121	161,449	145,496	(151,771)	528,057	(598)	521,184	682,633	552,052	1,234,685	13,368	(15,022)	32,428	30,774
Touchstone Conservative ETF (AnnuiChoice II™)	5,905	3,254	30,340	39,499	3,100	(20,089)	883	(2,981)	(19,087)	20,412	535,576	555,988	259	(1,983)	72	(1,652)
Touchstone Conservative ETF (Advantedge™)	200	70	1,706	1,976	—	—	519	(231)	288	2,264	28,075	30,339	—	(22)	48	26
Touchstone Conservative ETF (AnnuiChoice™)	138	14	656	808	—	—	(1)	(17)	(18)	790	10,473	11,263	—	(1)	—	(1)
Touchstone Conservative ETF (GrandMaster flex3™)	9,553	20,786	88,162	118,501	—	(310,348)	114,996	(182)	(195,534)	(77,033)	1,759,314	1,682,281	—	(26,860)	10,045	(16,815)
Touchstone Conservative ETF (Grandmaster™)	1,804	2,767	10,940	15,511	—	(20,658)	(5,632)	(18)	(26,308)	(10,797)	231,822	221,025	—	(1,791)	(492)	(2,283)
Touchstone Conservative ETF (IQ Annuity™)	14,836	(19,857)	119,479	114,458	61,600	(252,596)	224,735	(976)	32,763	147,221	1,620,755	1,767,976	5,163	(21,831)	19,150	2,482
Touchstone Conservative ETF (Pinnacle Plus™)	5,558	6,661	67,341	79,560	58,742	(56,918)	(111,811)	(659)	(110,646)	(31,086)	1,190,188	1,159,102	5,181	(6,008)	(8,742)	(9,569)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™) (November 1)*	362	—	(167)	195	—	—	17,933	—	17,933	18,128	—	18,128	—	—	1,795	1,795
Touchstone Core Bond (Advantedge ™) (April 6)*	3,400	205	244	3,849	123,678	—	(1,572)	(756)	121,350	125,199	—	125,199	11,153	(66)	(144)	10,943
Touchstone Core Bond (AnnuiChoice II™)	2,974	817	3,714	7,505	4,054	(19,671)	1,967	(167)	(13,817)	(6,312)	121,316	115,004	349	(1,657)	163	(1,145)
Touchstone Core Bond (AnnuiChoice™)	11,184	5,298	5,378	21,860	8	(50,563)	195,821	(423)	144,843	166,703	224,788	391,491	1	(3,709)	14,419	10,711
Touchstone Core Bond (GrandMaster flex3™)	2,731	6,471	4,328	13,530	1,000	(68,713)	(33,257)	(171)	(101,141)	(87,611)	255,038	167,427	79	(5,349)	(2,559)	(7,829)
Touchstone Core Bond (Grandmaster™)	13,899	6,120	14,160	34,179	—	(28,377)	(6,479)	(17)	(34,873)	(694)	572,892	572,198	—	(2,290)	(540)	(2,830)
Touchstone Core Bond (IQ Annuity™)	4,508	1,974	2,458	8,940	25,000	(50,648)	16,085	(243)	(9,806)	(866)	164,340	163,474	1,811	(3,854)	1,253	(790)
Touchstone Core Bond (Pinnacle Plus™)	12,950	4,945	10,470	28,365	25,339	(66,200)	76,150	(179)	35,110	63,475	505,723	569,198	2,088	(5,939)	6,655	2,804
Touchstone Enhanced ETF (Advantedge™)	1,248	(4,842)	15,496	11,902	43,121	(471)	7,912	(872)	49,690	61,592	105,687	167,279	4,544	(149)	892	5,287
Touchstone Enhanced ETF (AnnuiChoice™)	(1,615)	(507,795)	448,955	(60,455)	—	(117,995)	(1,063,103)	(1,491)	(1,182,589)	(1,243,044)	1,703,233	460,189	—	(11,282)	(109,467)	(120,749)
Touchstone Enhanced ETF (GrandMaster flex3™)	2,301	(228,161)	304,613	78,753	180	(9,922)	(273,982)	(445)	(284,169)	(205,416)	1,139,654	934,238	17	(970)	(26,922)	(27,875)
Touchstone Enhanced ETF (Grandmaster™)	(1,100)	(207,136)	225,710	17,474	—	(166,923)	(331,601)	(160)	(498,684)	(481,210)	693,792	212,582	—	(15,472)	(32,372)	(47,844)
Touchstone Enhanced ETF (IQ Annuity™)	2,516	(46,557)	91,502	47,461	2,500	(32,882)	(14,135)	(222)	(44,739)	2,722	522,388	525,110	243	(3,188)	(1,332)	(4,277)
Touchstone Enhanced ETF (Pinnacle Plus™)	663	(74,978)	110,578	36,263	4,440	(3,782)	(85,457)	(400)	(85,199)	(48,936)	481,221	432,285	803	(930)	(8,324)	(8,451)
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	1,334	4,753	10,396	16,483	34,106	(20,056)	519	(365)	14,204	30,687	135,644	166,331	2,736	(1,580)	53	1,209
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	(287)	1,569	26,906	28,188	—	(3,224)	—	(611)	(3,835)	24,353	256,217	280,570	—	(312)	—	(312)
Touchstone High Yield (Advantedge ™) (November 30)*	428	—	(400)	28	—	—	4,966	—	4,966	4,994	—	4,994	—	—	408	408
Touchstone High Yield (AnnuiChoice II™)	749	30	157	936	2,050	(43)	1	(20)	1,988	2,924	6,887	9,811	173	(5)	—	168
Touchstone High Yield (AnnuiChoice™)	20,206	6,033	(1,622)	24,617	4,391	(20,392)	143,027	(283)	126,743	151,360	104,084	255,444	245	(1,187)	8,671	7,729
Touchstone High Yield (GrandMaster flex3™)	23,941	4,031	13,519	41,491	—	(149,547)	5,410	(246)	(144,383)	(102,892)	454,177	351,285	—	(9,549)	507	(9,042)
Touchstone High Yield (Grandmaster™)	9,430	1,907	917	12,254	—	(172)	31,023	(25)	30,826	43,080	84,314	127,394	—	(15)	2,426	2,411
Touchstone High Yield (IQ Annuity™)	20,122	(14,298)	23,572	29,396	—	(35,674)	(82,615)	(217)	(118,506)	(89,110)	370,421	281,311	—	(2,160)	(5,200)	(7,360)
Touchstone High Yield (Pinnacle Plus™)	41,190	52,137	(27,355)	65,972	123,088	(123,598)	(355,069)	(475)	(356,054)	(290,082)	887,948	597,866	9,258	(9,659)	(26,025)	(26,426)
Touchstone Large Cap Core Equity (Advantedge ™)	94	(302)	2,675	2,467	2,600	—	385	(155)	2,830	5,297	19,223	24,520	314	(18)	56	352
Touchstone Large Cap Core Equity (AnnuiChoice II™)	202	1,519	160	1,881	11,895	(5,661)	1	(50)	6,185	8,066	13,257	21,323	1,250	(585)	1	666
Touchstone Large Cap Core Equity (AnnuiChoice ™)	868	(24,769)	32,592	8,691	9	(37,678)	29,550	(189)	(8,308)	383	133,805	134,188	1	(3,656)	2,380	(1,275)
Touchstone Large Cap Core Equity (GrandMaster flex3™)	(154)	(25,225)	38,187	12,808	—	(70,965)	8,018	(118)	(63,065)	(50,257)	202,246	151,989	—	(6,724)	692	(6,032)
Touchstone Large Cap Core Equity (Grandmaster™)	4,179	75,096	8,537	87,812	5	(34,515)	6,827	(77)	(27,760)	60,052	737,185	797,237	1	(3,324)	1,677	(1,646)
Touchstone Large Cap Core Equity (IQ Annuity™)	1,227	(16,764)	50,518	34,981	—	(55,608)	17,630	(210)	(38,188)	(3,207)	376,794	373,587	—	(5,522)	1,689	(3,833)
Touchstone Large Cap Core Equity (Pinnacle Plus™)	1,791	(27,039)	70,473	45,225	29,203	(43,056)	99,395	(390)	85,152	130,377	375,094	505,471	3,500	(4,792)	8,842	7,550
Touchstone Mid Cap Growth (Advantedge ™)	(604)	8,137	(1,611)	5,922	—	(403)	(27,314)	(61)	(27,778)	(21,856)	44,334	22,478	—	(54)	(2,852)	(2,906)
Touchstone Mid Cap Growth (AnnuiChoice II™)	(464)	(2,768)	12,972	9,740	2,050	(658)	(1,972)	(274)	(854)	8,886	47,620	56,506	188	(90)	(160)	(62)
Touchstone Mid Cap Growth (AnnuiChoice™)	(1,448)	(65,920)	95,215	27,847	—	(79,136)	(1,677)	(102)	(80,915)	(53,068)	209,781	156,713	—	(4,890)	(101)	(4,991)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Mid Cap Growth (GrandMaster flex3™)	$(3,717)	$(23,394)	$78,896	$51,785	$1,900	$(17,632)	$(4,433)	$(168)	$(20,333)	$31,452	$277,360	$308,812	117	(1,137)	(240)	(1,260)
Touchstone Mid Cap Growth (Grandmaster™)	(2,251)	(7,076)	48,206	38,879	15,513	(7,012)	30	(82)	8,449	47,328	191,222	238,550	1,124	(537)	2	589
Touchstone Mid Cap Growth (IQ Annuity™)	(2,968)	(12,699)	61,361	45,694	—	(9,684)	8,795	(151)	(1,040)	44,654	229,027	273,681	—	(570)	528	(42)
Touchstone Mid Cap Growth (Pinnacle Plus™)	(16,927)	(302,854)	502,638	182,857	157,198	(84,854)	538,467	(1,122)	609,689	792,546	674,069	1,466,615	13,451	(7,424)	30,667	36,694
Touchstone Moderate ETF (Advantedge™)	8,055	(278)	31,720	39,497	604,226	(895)	5,165	(3,758)	604,738	644,235	96,338	740,573	61,274	(475)	563	61,362
Touchstone Moderate ETF (AnnuiChoice™)	6,386	(8,716)	49,559	47,229	—	(77,036)	40,951	(270)	(36,355)	10,874	534,244	545,118	—	(6,941)	3,391	(3,550)
Touchstone Moderate ETF (GrandMaster flex3™)	2,506	2,050	117,985	122,541	4,800	(694,979)	(82,527)	(834)	(773,540)	(650,999)	1,833,117	1,182,118	435	(64,081)	(6,389)	(70,035)
Touchstone Moderate ETF (Grandmaster™)	888	3,415	5,937	10,240	500	(31,794)	(1,131)	(34)	(32,459)	(22,219)	168,355	146,136	45	(2,816)	(466)	(3,237)
Touchstone Moderate ETF (IQ Annuity™)	14,843	(69,235)	253,571	199,179	30,730	(203,131)	(160,712)	(1,504)	(334,617)	(135,438)	2,433,324	2,297,886	2,852	(19,497)	(14,549)	(31,194)
Touchstone Moderate ETF (Pinnacle Plus™)	11,697	(32,645)	242,227	221,279	20,047	(85,189)	(325,075)	(2,556)	(392,773)	(171,494)	2,712,909	2,541,415	1,865	(12,060)	(26,247)	(36,442)
Touchstone Moderate ETF Fund (AnnuiChoice II™)	7,754	10,471	45,303	63,528	116,442	(26,989)	(24,297)	(1,708)	63,448	126,976	615,182	742,158	11,895	(2,961)	(2,561)	6,373
Touchstone Money Market (IQ3™)	(67,317)	—	—	(67,317)	580,517	(1,522,800)	213,710	(2,512)	(731,085)	(798,402)	3,195,321	2,396,919	53,041	(144,136)	21,555	(69,540)
Touchstone Money Market (GrandMaster flex3™)	(26,103)	—	—	(26,103)	1,399	(469,479)	(465,204)	(754)	(934,038)	(960,141)	1,859,659	899,518	131	(43,699)	(43,821)	(87,389)
Touchstone Money Market (AnnuiChoice II™)	(3,525)	—	—	(3,525)	135,749	(40,674)	(88,821)	(314)	5,940	2,415	311,439	313,854	13,690	(4,142)	(8,998)	550
Touchstone Money Market (Advantedge™)	(5,201)	—	—	(5,201)	262,611	(19,750)	(317,807)	(65)	(75,011)	(80,212)	202,637	122,425	26,298	(1,993)	(32,127)	(7,822)
Touchstone Money Market (Pinnacle Plus™)	(16,556)	—	—	(16,556)	377,572	(826,167)	415,236	(1,114)	(34,473)	(51,029)	1,314,083	1,263,054	73,709	(86,078)	9,148	(3,221)
Touchstone Money Market (AnnuiChoice™)	(7,550)	—	—	(7,550)	25,788	(678,839)	242,731	(1,260)	(411,580)	(419,130)	1,257,731	838,601	2,275	(59,815)	21,413	(36,127)
Touchstone Money Market (Grandmaster™)	(52,042)	—	—	(52,042)	52,461	(1,937,496)	(167,422)	(1,634)	(2,054,091)	(2,106,133)	5,242,994	3,136,861	4,791	(176,748)	(15,865)	(187,822)
Touchstone Third Avenue Value (Advantedge™)	16,328	(22,976)	62,415	55,767	70,633	(4,117)	(5,097)	(1,252)	60,167	115,934	248,951	364,885	8,189	(627)	(347)	7,215
Touchstone Third Avenue Value (AnnuiChoice II™)	23,372	(122,350)	188,571	89,593	43,791	(15,265)	(198,088)	(633)	(170,195)	(80,602)	592,739	512,137	5,186	(1,791)	(22,667)	(19,272)
Touchstone Third Avenue Value (AnnuiChoice™)	41,341	(394,704)	535,058	181,695	4,104	(248,125)	(328,363)	(1,038)	(573,422)	(391,727)	1,294,521	902,794	261	(16,620)	(20,916)	(37,275)
Touchstone Third Avenue Value (GrandMaster flex3™)	49,115	(339,742)	476,599	185,972	3,200	(298,959)	3,658	(787)	(292,888)	(106,916)	1,261,180	1,154,264	222	(20,709)	53	(20,434)
Touchstone Third Avenue Value (Grandmaster™)	98,435	(632,750)	873,003	338,688	53,253	(422,391)	(49,431)	(802)	(419,371)	(80,683)	2,285,137	2,204,454	4,141	(34,305)	(4,575)	(34,739)
Touchstone Third Avenue Value (IQ Annuity™)	93,732	(335,273)	565,875	324,334	81,739	(282,213)	(105,942)	(866)	(307,282)	17,052	2,028,941	2,045,993	5,296	(19,849)	(7,417)	(21,970)
Touchstone Third Avenue Value (Pinnacle Plus™)	71,319	(451,551)	645,685	265,453	14,642	(309,862)	(77,271)	(1,446)	(373,937)	(108,484)	1,821,155	1,712,671	949	(25,192)	(1,060)	(25,303)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	36,129	(94,066)	1,220,258	1,162,321	39,822	(1,323,326)	(211,791)	(4,416)	(1,499,711)	(337,390)	9,848,223	9,510,833	824	(29,046)	(4,949)	(33,171)
Fidelity VIP Growth (Grandmaster™)	(35,537)	162,540	857,432	984,435	—	(568,412)	(119,041)	(2,765)	(690,218)	294,217	4,963,040	5,257,257	—	(11,283)	(2,378)	(13,661)
Fidelity VIP High Income (Grandmaster™)	216,130	(232,036)	419,930	404,024	915	(571,303)	(94,361)	(1,416)	(666,165)	(262,141)	3,812,727	3,550,586	47	(29,279)	(5,697)	(34,929)
Fidelity VIP II Asset Manager (Grandmaster™)	37,035	(32,988)	565,398	569,445	78,757	(708,055)	(55,339)	(2,336)	(686,973)	(117,528)	4,977,204	4,859,676	2,170	(19,955)	(1,584)	(19,369)
Fidelity VIP II Contrafund (Grandmaster™)	(10,860)	93,923	1,753,137	1,836,200	84,044	(1,670,124)	683,172	(5,375)	(908,283)	927,917	12,822,005	13,749,922	2,288	(46,323)	17,671	(26,364)
Fidelity VIP II Index 500 (Grandmaster™)	23,778	158,251	279,137	461,166	—	(516,058)	(40,383)	(1,883)	(558,324)	(97,158)	3,834,158	3,737,000	—	(18,587)	(1,523)	(20,110)
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	3,269	2,671	2,347	8,287	—	(63,333)	(474)	(180)	(63,987)	(55,700)	151,053	95,353	—	(5,480)	(40)	(5,520)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	60,042	(716)	58,230	117,556	2,756	(127,226)	1,466	(649)	(123,653)	(6,097)	1,861,640	1,855,543	89	(4,095)	48	(3,958)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	5,976	1,740	5,180	12,896	—	(29,338)	(1,207)	(64)	(30,609)	(17,713)	218,380	200,667	—	(2,559)	(102)	(2,661)
Fidelity VIP II Investment Grade Bond (IQ3™)	4,335	783	3,593	8,711	—	(13,133)	(2)	(96)	(13,231)	(4,520)	142,990	138,470	—	(1,146)	(1)	(1,147)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	6,549	1,797	5,857	14,203	—	(30,553)	(2,454)	(215)	(33,222)	(19,019)	246,033	227,014	—	(2,877)	(28)	(2,905)
Fidelity VIP III Balanced (Grandmaster™)	18,043	(30,369)	217,029	204,703	—	(294,305)	1,074,752	(951)	779,496	984,199	1,027,295	2,011,494	—	(19,142)	65,981	46,839
Fidelity VIP Overseas (AnnuiChoice™)	—	2,900	(2,395)	505	—	—	(10,806)	(8)	(10,814)	(10,309)	14,668	4,359	0	(1)	(1,455)	(1,456)
Fidelity VIP Overseas (AnnuiChoice II™)	41	(67)	999	973	—	—	1	(17)	(16)	957	8,255	9,212	—	(2)	—	(2)
Fidelity VIP Overseas (Grandmaster™)	4,706	(52,538)	275,844	228,012	523	(176,662)	(34,719)	(1,080)	(211,938)	16,074	2,241,928	2,258,002	18	(6,338)	(1,273)	(7,593)
Fidelity VIP Overseas (GrandmasterFlex3™)	5	(10,152)	20,586	10,439	—	(6,341)	(8,438)	(35)	(14,814)	(4,375)	109,332	104,957	—	(908)	(1,162)	(2,070)
Fidelity VIP Overseas (IQ3™)	22	(2,004)	4,056	2,074	—	—	(2,865)	(14)	(2,879)	(805)	21,184	20,379	—	(2)	(395)	(397)
Fidelity VIP Overseas (Pinnacle Plus™)	(359)	(26,154)	36,181	9,668	—	(16,061)	(19,549)	(157)	(35,767)	(26,099)	145,772	119,673	—	(3,273)	(1,983)	(5,256)
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	(14,327)	(95,524)	550,597	440,746	475	(350,851)	(74,352)	(606)	(425,334)	15,412	1,845,543	1,860,955	14	(10,528)	(2,344)	(12,858)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge™)	264	(44)	7,312	7,532	—	(24)	(862)	(559)	(1,445)	6,087	62,297	68,384	—	(61)	(82)	(143)
Fidelity VIP Asset Manager (AnnuiChoice II™)	1,244	(274)	17,365	18,335	24,708	(26,087)	(180)	(457)	(2,016)	16,319	141,957	158,276	2,273	(2,393)	(17)	(137)
Fidelity VIP Asset Manager (AnnuiChoice™)	818	(4,954)	18,430	14,294	15,544	(64,426)	13	(38)	(48,907)	(34,613)	140,734	106,121	1,141	(4,913)	1	(3,771)
Fidelity VIP Asset Manager (GrandMaster flex3™)	235	(180)	6,040	6,095	—	(188)	(1,021)	(12)	(1,221)	4,874	50,998	55,872	—	(17)	(90)	(107)
Fidelity VIP Asset Manager (IQ3™)	1,263	(5,783)	38,045	33,525	29,045	(7,310)	(45,914)	(179)	(24,358)	9,167	281,220	290,387	2,365	(622)	(3,706)	(1,963)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle Plus™)	$515	$(1,121)	$18,771	$18,165	$2,964	$(4,751)	$—	$(38)	$(1,825)	$16,340	$151,994	$168,334	245	(482)	85	(152)
Fidelity VIP Balanced (Advantedge™)	845	5,001	12,183	18,029	1,761	(1,021)	116,257	(1,201)	115,796	133,825	25,632	159,457	185	(219)	12,048	12,014
Fidelity VIP Balanced (AnnuiChoice II™)	1,216	2,920	10,875	15,011	3,378	(6,451)	52,950	(182)	49,695	64,706	68,902	133,608	288	(616)	4,863	4,535
Fidelity VIP Balanced (AnnuiChoice™)	2,620	1,451	33,698	37,769	20,197	(101,766)	113,286	(403)	31,314	69,083	208,021	277,104	1,502	(7,742)	8,660	2,420
Fidelity VIP Balanced (GrandMaster flex3™)	1,487	(3,325)	50,840	49,002	—	(81,996)	108,273	(194)	26,083	75,085	296,117	371,202	—	(6,100)	8,032	1,932
Fidelity VIP Balanced (GrandMaster ™)	4,704	(10,702)	71,862	65,864	1,768	(34,834)	245,431	(208)	212,157	278,021	241,097	519,118	147	(2,970)	20,823	18,000
Fidelity VIP Balanced (IQ3™)	1,894	(13,704)	45,469	33,659	67,107	(8,529)	(7,456)	(224)	50,898	84,557	207,284	291,841	5,371	(749)	(640)	3,982
Fidelity VIP Balanced (Pinnacle Plus™)	4,406	(10,351)	130,315	124,370	226,817	(51,742)	203,809	(326)	378,558	502,928	788,558	1,291,486	23,623	(5,416)	10,129	28,336
Fidelity VIP Contrafund (Advantedge™)	(2,983)	(7,594)	147,532	136,955	381,145	(11,005)	56,355	(5,195)	421,300	558,255	649,084	1,207,339	43,376	(1,890)	6,519	48,005
Fidelity VIP Contrafund (AnnuiChoice II™)	(1,968)	(56,041)	145,653	87,644	89,512	(22,193)	(298,524)	(1,035)	(232,240)	(144,596)	772,761	628,165	9,020	(2,373)	(30,963)	(24,316)
Fidelity VIP Contrafund (AnnuiChoice™)	16	(202,044)	401,231	199,203	4,146	(131,076)	(101,672)	(1,476)	(230,078)	(30,875)	1,431,336	1,400,461	262	(9,032)	(6,471)	(15,241)
Fidelity VIP Contrafund (GrandMaster flex3™)	(7,562)	(178,534)	375,605	189,509	570	(316,450)	70,390	(909)	(246,399)	(56,890)	1,421,262	1,364,372	40	(21,733)	4,714	(16,979)
Fidelity VIP Contrafund (IQ3™)	(6,621)	(167,878)	397,801	223,302	13,869	(208,544)	119,887	(988)	(75,776)	147,526	1,600,083	1,747,609	1,046	(16,094)	8,433	(6,615)
Fidelity VIP Contrafund (Pinnacle Plus™)	(15,237)	(254,790)	621,645	351,618	76,756	(215,345)	568,111	(2,095)	427,427	779,045	2,288,822	3,067,867	6,082	(22,689)	43,935	27,328
Fidelity VIP Contrafund Standard (IQ Advisor™)	27	(15)	868	880	—	—	—	—	—	880	5,423	6,303	—	—	—	—
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	(326)	(462)	8,468	7,680	—	(1,145)	1	(14)	(1,158)	6,522	33,112	39,634	—	(155)	—	(155)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	(104)	(25)	1,643	1,514	—	—	—	(5)	(5)	1,509	6,548	8,057	—	(1)	—	(1)
Fidelity VIP Disclipined Small Cap (Grandmaster™)	(202)	(276)	3,922	3,444	—	(497)	(76)	(5)	(578)	2,866	14,954	17,820	—	(66)	(7)	(73)
Fidelity VIP Disclipined Small Cap (IQ™)	(713)	(2,099)	14,142	11,330	—	(5,681)	5,079	(23)	(625)	10,705	49,027	59,732	—	(797)	717	(80)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	(7,926)	(16,921)	74,786	49,939	148,894	(20,208)	462,689	(43)	591,332	641,271	35,593	676,864	24,041	(3,191)	52,724	73,574
Fidelity VIP Disciplined Small Cap (Advantedge™)	(217)	975	2,347	3,105	—	—	(1,509)	(86)	(1,595)	1,510	13,926	15,436	—	(9)	(152)	(161)
Fidelity VIP Equity-Income (Advantedge™)	160	1,230	11,284	12,674	41,831	(1,325)	2,247	(827)	41,926	54,600	56,055	110,655	5,295	(261)	352	5,386
Fidelity VIP Equity-Income (AnnuiChoice II™)	1,776	(2,277)	36,077	35,576	60,010	(24,263)	—	(82)	35,665	71,241	261,051	332,292	6,869	(2,927)	1	3,943
Fidelity VIP Equity-Income (AnnuiChoice™)	2,073	(67,370)	112,615	47,318	146	(107,407)	13,724	(440)	(93,977)	(46,659)	413,549	366,890	14	(10,002)	1,261	(8,727)
Fidelity VIP Equity-Income (GrandMaster flex3™)	(8)	(13,121)	33,581	20,452	—	(20,099)	(1,340)	(114)	(21,553)	(1,101)	172,787	171,686	—	(1,857)	(121)	(1,978)
Fidelity VIP Equity-Income (IQ3™)	671	(2,923)	49,580	47,328	5,148	(33,944)	4,920	(225)	(24,101)	23,227	383,881	407,108	529	(3,514)	419	(2,566)
Fidelity VIP Equity-Income (Pinnacle Plus™)	(572)	(52,997)	179,225	125,656	24,535	(66,163)	(11,630)	(1,040)	(54,298)	71,358	1,032,124	1,103,482	3,335	(8,931)	486	(5,110)
Fidelity VIP Freedom 2010 (Advantedge™)	654	3,815	3,866	8,335	45,359	—	(47,118)	(447)	(2,206)	6,129	58,078	64,207	4,623	(46)	(4,588)	(11)
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	178	74	784	1,036	—	—	(26)	(4)	(30)	1,006	9,612	10,618	—	—	(3)	(3)
Fidelity VIP Freedom 2010 (Grandmaster™)	685	(2,799)	6,107	3,993	—	(27,218)	(39)	(63)	(27,320)	(23,327)	59,774	36,447	—	(2,914)	(3)	(2,917)
Fidelity VIP Freedom 2010 (IQ3™)	1,108	3,895	237	5,240	—	(82,873)	(18,157)	(26)	(101,056)	(95,816)	163,940	68,124	—	(9,239)	(1,888)	(11,127)
Fidelity VIP Freedom 2015 (Advantedge™)	1,594	273	9,546	11,413	—	—	65	(138)	(73)	11,340	104,035	115,375	—	(14)	6	(8)
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	222	(118)	1,172	1,276	—	(475)	261	—	(214)	1,062	11,250	12,312	—	(51)	28	(23)
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	89	—	538	627	—	—	—	—	—	627	5,680	6,307	—	—	—	—
Fidelity VIP Freedom 2015 (IQ3™)	4,221	8,078	14,069	26,368	—	(83,072)	(1)	(49)	(83,122)	(56,754)	342,637	285,883	—	(9,453)	1	(9,452)
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	2,516	(9,283)	25,433	18,666	18,406	(50,722)	14,686	(85)	(17,715)	951	192,282	193,233	2,053	(5,892)	1,830	(2,009)
Fidelity VIP Freedom 2020 (Advantedge™)	123	18	1,118	1,259	—	—	(44)	(92)	(136)	1,123	10,085	11,208	—	(10)	(3)	(13)
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	485	(100)	3,301	3,686	—	—	(1)	(15)	(16)	3,670	28,317	31,987	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (IQ3™)	2,031	308	16,161	18,500	—	—	(1)	(15)	(16)	18,484	145,981	164,465	—	(2)	1	(1)
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	196	(303)	2,088	1,981	1,422	(750)	(2)	—	670	2,651	15,786	18,437	154	(82)	—	72
Fidelity VIP Freedom 2025 (Advantedge™)	106	30	1,245	1,381	—	—	(112)	(92)	(204)	1,177	10,105	11,282	—	(10)	(10)	(20)
Fidelity VIP Freedom 2025 (Pinnacle Plus ™) (October 13)*	28	1	35	64	1,422	—	(1)	—	1,421	1,485	—	1,485	155	—	—	155
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	19	(16)	324	327	—	—	—	(4)	(4)	323	2,344	2,667	—	(1)	—	(1)
Fidelity VIP Growth (Advantedge™)	(319)	(208)	5,480	4,953	39,679	(24)	72	(51)	39,676	44,629	20,865	65,494	4,534	(10)	14	4,538
Fidelity VIP Growth (AnnuiChoice II™)	(1,201)	3,858	29,045	31,702	17,505	(24,295)	15,424	(388)	8,246	39,948	146,791	186,739	1,855	(2,636)	1,439	658
Fidelity VIP Growth (AnnuiChoice™)	(577)	(7,543)	26,315	18,195	148	(21,607)	110,366	(136)	88,771	106,966	99,185	206,151	17	(2,404)	10,546	8,159
Fidelity VIP Growth (GrandMaster flex3™)	(1,309)	(12,586)	36,428	22,533	—	(48,837)	11,965	(63)	(36,935)	(14,402)	118,898	104,496	—	(4,728)	1,318	(3,410)
Fidelity VIP Growth (GrandMaster™)	(2,942)	(22,925)	91,299	65,432	41,102	(25,494)	(6,400)	(113)	9,095	74,527	305,259	379,786	4,673	(3,024)	(926)	723
Fidelity VIP Growth (IQ3™)	(1,493)	(39,125)	35,970	(4,648)	4,045	(26,930)	20,324	(129)	(2,690)	(7,338)	124,529	117,191	617	(4,169)	(888)	(4,440)
Fidelity VIP Growth (Pinnacle Plus™)	(3,451)	(9,362)	77,436	64,623	16,584	(6,688)	92,088	(240)	101,744	166,367	212,690	379,057	1,727	(870)	9,133	9,990
Fidelity VIP High Income (AnnuiChoice II™)	2,507	3,385	(841)	5,051	—	(14,367)	—	(31)	(14,398)	(9,347)	49,740	40,393	—	(1,235)	—	(1,235)
Fidelity VIP High Income (AnnuiChoice™)	27,348	(15,719)	31,069	42,698	24	(10,466)	(108,760)	(393)	(119,595)	(76,897)	498,021	421,124	1	(638)	(7,169)	(7,806)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (GrandMaster flex3™)	$98,380	$331,351	$(334,477)	$95,254	$1,000	$(41,241)	$27,543	$(107)	$(12,805)	$82,449	$1,451,004	$1,533,453	68	(2,972)	(2,746)	(5,650)
Fidelity VIP High Income (IQ3™)	422,735	1,014,928	(992,842)	444,821	86,742	(358,602)	(378,180)	(1,294)	(651,334)	(206,513)	6,783,480	6,576,967	6,256	(26,765)	(50,768)	(71,277)
Fidelity VIP High Income (Pinnacle Plus™)	16,896	(3,719)	13,520	26,697	15,017	(23,796)	81,532	(193)	72,560	99,257	179,178	278,435	1,613	(1,824)	5,502	5,291
Fidelity VIP High Income (Advantedge™)	43,379	4,219	(4,470)	43,128	18,289	(25,068)	224,855	(79)	217,997	261,125	414,099	675,224	1,543	(2,211)	18,329	17,661
Fidelity VIP II Index 500 (Advantedge™)	1,633	23,847	9,429	34,909	105,863	(6,450)	25,139	(2,028)	122,524	157,433	250,674	408,107	11,674	(1,022)	2,639	13,291
Fidelity VIP II Index 500 (AnnuiChoice II™)	2,119	10,785	20,889	33,793	31,861	(15,138)	(1,520)	(1,211)	13,992	47,785	248,055	295,840	3,899	(2,057)	(168)	1,674
Fidelity VIP II Index 500 (AnnuiChoice™)	3,723	(37,300)	94,511	60,934	13	(67,559)	(3,686)	(776)	(72,008)	(11,074)	492,680	481,606	1	(6,881)	(228)	(7,108)
Fidelity VIP II Index 500 (GrandmasterFlex3™)	1,369	(32,092)	99,774	69,051	—	(68,068)	(27,896)	(358)	(96,322)	(27,271)	568,961	541,690	—	(8,830)	(2,987)	(11,817)
Fidelity VIP II Index 500 (Grandmaster™)	6,389	(59,251)	220,625	167,763	37,017	(98,479)	(56,904)	(767)	(119,133)	48,630	1,379,352	1,427,982	4,664	(12,629)	(7,508)	(15,473)
Fidelity VIP II Index 500 (IQ3™)	2,086	(9,788)	70,364	62,662	—	(36,918)	(96)	(337)	(37,351)	25,311	516,847	542,158	—	(4,377)	(3)	(4,380)
Fidelity VIP II Index 500 (Pinnacle Plus™)	2,535	(70,336)	225,067	157,266	10,685	(117,419)	(38,389)	(586)	(145,709)	11,557	1,331,605	1,343,162	938	(13,315)	(318)	(12,695)
Fidelity VIP Investment Grade Bond (Advantedge™)	6,341	997	(91)	7,247	112,345	(2,088)	2,603	(1,101)	111,759	119,006	83,860	202,866	10,035	(281)	225	9,979
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	7,740	1,183	3,167	12,090	46,190	(5,899)	1,966	(526)	41,731	53,821	174,854	228,675	3,909	(535)	162	3,536
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	21,482	39,429	(9,474)	51,437	11	(118,084)	(222,283)	(1,006)	(341,362)	(289,925)	945,295	655,370	1	(8,205)	(15,320)	(23,524)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	18,659	8,514	5,209	32,382	1,547	(106,037)	175,396	(513)	70,393	102,775	525,216	627,991	124	(8,701)	14,357	5,780
Fidelity VIP Investment Grade Bond (GrandMaster ™)	18,024	11,871	3,988	33,883	5,465	(87,199)	49,122	(207)	(32,819)	1,064	584,228	585,292	474	(7,640)	4,205	(2,961)
Fidelity VIP Investment Grade Bond (IQ3™)	19,115	5,483	13,268	37,866	29,045	(69,116)	8,532	(549)	(32,088)	5,778	642,266	648,044	1,986	(4,858)	626	(2,246)
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	11,174	27,782	(7,054)	31,902	93,107	(26,958)	(384,114)	(505)	(318,470)	(286,568)	740,769	454,201	7,965	(2,521)	(32,262)	(26,818)
Fidelity VIP Mid Cap (AnnuiChoice II™)	(1,447)	507	49,145	48,205	5,260	(4,570)	287,470	(199)	287,961	336,166	170,941	507,107	454	(391)	23,056	23,119
Fidelity VIP Mid Cap (AnnuiChoice™)	(2,356)	(17,328)	114,244	94,560	13,353	(92,492)	286,259	(517)	206,603	301,163	397,390	698,553	568	(4,408)	11,741	7,901
Fidelity VIP Mid Cap (GrandMaster flex3™)	(7,737)	(74,024)	247,061	165,300	480	(273,515)	(33,446)	(455)	(306,936)	(141,636)	806,801	665,165	25	(14,109)	(1,726)	(15,810)
Fidelity VIP Mid Cap (Grandmaster™)	(6,153)	126,463	30,569	150,879	16,589	(147,268)	4,220	(237)	(126,696)	24,183	703,329	727,512	1,003	(9,345)	(441)	(8,783)
Fidelity VIP Mid Cap (IQ Annuity™)	(9,488)	(53,139)	292,582	229,955	54,325	(243,296)	11,533	(383)	(177,821)	52,134	1,017,020	1,069,154	2,456	(12,332)	202	(9,674)
Fidelity VIP Mid Cap (Pinnacle Plus™)	(27,369)	(294,797)	797,310	475,144	234,111	(204,486)	320,724	(1,996)	348,353	823,497	1,821,830	2,645,327	17,505	(14,600)	12,339	15,244
Fidelity VIP Mid Cap (Advantedge™)	(2,953)	6,990	60,786	64,823	115,795	(2,495)	100,495	(693)	213,102	277,925	141,792	419,717	11,542	(332)	10,367	21,577
Fidelity VIP Overseas (Advantedge™)	14	(7,162)	28,168	21,020	109,247	(54)	12,254	(1,359)	120,088	141,108	113,364	254,472	13,929	(190)	1,686	15,425
Fidelity VIP Overseas (AnnuiChoice II™)	499	1,937	17,957	20,393	18,530	(1,389)	(5,943)	(430)	10,768	31,161	158,019	189,180	2,170	(221)	(621)	1,328
Fidelity VIP Overseas (AnnuiChoice™)	1,147	(64,638)	102,745	39,254	184	(27,517)	(29,708)	(328)	(57,369)	(18,115)	407,834	389,719	14	(2,282)	(2,211)	(4,479)
Fidelity VIP Overseas (GrandMaster flex3™)	(798)	(66,281)	88,963	21,884	3,200	(57,886)	(27,063)	(181)	(81,930)	(60,046)	302,871	242,825	272	(4,944)	(2,446)	(7,118)
Fidelity VIP Overseas (GrandMaster™)	86	(14,424)	39,272	24,934	24,117	(22,185)	17,263	(152)	19,043	43,977	191,141	235,118	3,053	(2,963)	2,670	2,760
Fidelity VIP Overseas (IQ3™)	(617)	(57,907)	115,905	57,381	789	(32,792)	(23,240)	(243)	(55,486)	1,895	544,768	546,663	80	(3,318)	(1,972)	(5,210)
Fidelity VIP Overseas (Pinnacle Plus™)	(1,696)	(72,213)	115,080	41,171	16,841	(30,365)	(65,902)	(488)	(79,914)	(38,743)	497,346	458,603	1,551	(3,786)	(3,534)	(5,769)
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3™)	(121)	199	8,293	8,371	—	(63)	—	(32)	(95)	8,276	38,694	46,970	—	(7)	—	(7)
JPMorgan IT Mid Cap (Grandmaster™)	(46)	3,217	8,513	11,684	—	(11,500)	—	(9)	(11,509)	175	62,539	62,714	—	(841)	—	(841)
JPMorgan IT Mid Cap (GrandMaster flex3™)	(343)	2,317	16,063	18,037	—	(2,817)	(4,571)	(65)	(7,453)	10,584	89,781	100,365	—	(214)	(335)	(549)
JPMorgan IT Mid Cap (Pinnacle Plus™)	(1,679)	59,310	32,708	90,339	—	(174,550)	(10,979)	(476)	(186,005)	(95,666)	520,259	424,593	—	(17,146)	4,140	(13,006)
JPMorgan IT Mid Cap (AnnuiChoice™)	632	17,513	14,107	32,252	—	(56,317)	—	(21)	(56,338)	(24,086)	170,547	146,461	—	(3,851)	1	(3,850)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	1,027	284	1,418	2,729	—	(5,623)	1	(12)	(5,634)	(2,905)	31,356	28,451	—	(263)	—	(263)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	246	(14)	511	743	—	(294)	1	(1)	(294)	449	9,345	9,794	—	(14)	—	(14)
Van Kampen UIF Emerging Markets Debt (IQ3™)	149	(115)	441	475	—	(5,935)	(5,200)	(13)	(11,148)	(10,673)	12,544	1,871	—	(296)	(272)	(568)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	74	(322)	2,153	1,905	—	(114)	—	(7)	(121)	1,784	6,841	8,625	—	(18)	—	(18)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	570	(481)	11,635	11,724	—	(10,770)	—	(76)	(10,846)	878	43,966	44,844	—	(534)	—	(534)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	890	(56,247)	88,853	33,496	—	(31,238)	(1)	(103)	(31,342)	2,154	141,346	143,500	—	(1,791)	—	(1,791)
Van Kampen UIF U.S. Real Estate (IQ3™)	583	(4,848)	25,668	21,403	—	(1,342)	—	(64)	(1,406)	19,997	77,452	97,449	—	(83)	—	(83)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	1,148	(13,753)	36,903	24,298	3,053	(25,908)	32,217	(270)	9,092	33,390	301,249	334,639	188	(1,481)	1,982	689
Franklin Growth and Income Securities (Advantedge™)	1,114	(887)	8,166	8,393	11,436	—	(1,707)	(458)	9,271	17,664	42,851	60,515	1,407	(53)	(171)	1,183
Franklin Growth and Income Securities (AnnuiChoice II™)	1,495	(1,039)	9,717	10,173	10,054	(402)	(262)	(144)	9,246	19,419	55,841	75,260	1,227	(64)	(26)	1,137
Franklin Growth and Income Securities (AnnuiChoice™)	9,544	(83,819)	259,739	185,464	33	(58,519)	482,694	(1,062)	423,146	608,610	457,375	1,065,985	3	(4,815)	44,070	39,258
Franklin Growth and Income Securities (GrandMaster flex3™)	9,707	(18,676)	76,767	67,798	—	(20,993)	155,154	(247)	133,914	201,712	285,372	487,084	—	(1,810)	13,968	12,158
Franklin Growth and Income Securities (Grandmaster™)	16,056	83,967	40,351	140,374	2,500	(57,459)	167,733	(153)	112,621	252,995	705,459	958,454	209	(4,868)	15,657	10,998

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (IQ Annuity™)	$18,055	$(99,345)	$198,948	$117,658	$20,505	$(135,945)	$(13,054)	$(643)	$(129,137)	$(11,479)	$869,024	$857,545	1,772	(11,783)	(722)	(10,733)
Franklin Growth and Income Securities (Pinnacle Plus™)	17,235	(94,835)	196,182	118,582	12,504	(79,145)	(11,688)	(584)	(78,913)	39,669	899,070	938,739	1,488	(8,307)	(643)	(7,462)
Franklin Income Securities (Advantedge™)	5,778	(1,002)	7,147	11,923	10,600	(808)	(3,889)	(327)	5,576	17,499	102,115	119,614	1,076	(116)	(360)	600
Franklin Income Securities (AnnuiChoice II™)	15,866	(4,299)	19,275	30,842	93,288	(15,467)	(443)	(320)	77,058	107,900	218,272	326,172	8,869	(1,494)	(44)	7,331
Franklin Income Securities (AnnuiChoice™)	19,995	(19,356)	37,023	37,662	3,000	(154,928)	(11,567)	(324)	(163,819)	(126,157)	452,630	326,473	171	(9,386)	(695)	(9,910)
Franklin Income Securities (GrandMaster flex3™)	106,199	(50,405)	157,595	213,389	360	(271,106)	(40,853)	(1,476)	(313,075)	(99,686)	2,183,257	2,083,571	22	(16,965)	(2,701)	(19,644)
Franklin Income Securities (Grandmaster™)	85,812	47,922	34,572	168,306	5	(316,735)	(98,086)	(451)	(415,267)	(246,961)	1,743,526	1,496,565	0	(19,565)	(5,656)	(25,221)
Franklin Income Securities (IQ Annuity™)	65,120	(44,438)	109,139	129,821	5,232	(125,946)	12,656	(961)	(109,019)	20,802	1,206,536	1,227,338	328	(7,670)	867	(6,475)
Franklin Income Securities (Pinnacle Plus™)	79,724	(40,379)	120,062	159,407	28,018	(214,818)	(113,050)	(1,130)	(300,980)	(141,573)	1,670,417	1,528,844	1,996	(18,060)	(5,158)	(21,222)
Franklin Income Securities (Pinnacle Plus Reduced M&E ™) (November 10)*	(19)	—	168	149	—	—	11,577	—	11,577	11,726	—	11,726	—	—	1,141	1,141
Franklin Large Cap Growth Securities (Advantedge™)	(551)	1,541	6,629	7,619	6,500	—	776	(571)	6,705	14,324	62,806	77,130	764	(63)	138	839
Franklin Large Cap Growth Securities (AnnuiChoice II™)	(299)	(5,717)	14,129	8,113	16,014	(1,420)	(6,446)	(57)	8,091	16,204	90,422	106,626	1,552	(164)	(726)	662
Franklin Large Cap Growth Securities (AnnuiChoice™)	(135)	(9,811)	14,761	4,815	4	(2,496)	(34,810)	(72)	(37,374)	(32,559)	86,648	54,089	0	(210)	(2,845)	(3,055)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(329)	(10,837)	14,368	3,202	—	(37,419)	20,381	(59)	(17,097)	(13,895)	66,781	52,886	—	(3,221)	1,650	(1,571)
Franklin Large Cap Growth Securities (Grandmaster™)	(321)	(1,413)	7,873	6,139	—	(2,325)	536	(50)	(1,839)	4,300	58,840	63,140	—	(192)	69	(123)
Franklin Large Cap Growth Securities (IQ Annuity™)	(1,311)	(15,985)	35,053	17,757	—	(13,071)	(9,471)	(151)	(22,693)	(4,936)	226,242	221,306	—	(1,121)	(972)	(2,093)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	(2,198)	(19,464)	43,634	21,972	5,410	(14,570)	26,208	(242)	16,806	38,778	228,105	266,883	495	(1,316)	2,228	1,407
Franklin Mutual Shares Securities (Advantedge™)	539	(16,053)	80,925	65,411	308,418	(3,148)	58,325	(4,556)	359,039	424,450	474,541	898,991	35,866	(913)	7,188	42,141
Franklin Mutual Shares Securities (AnnuiChoice II™)	493	(8,257)	19,738	11,974	31,118	(5,147)	(5,824)	(458)	19,689	31,663	119,447	151,110	3,419	(620)	(692)	2,107
Franklin Mutual Shares Securities (AnnuiChoice™)	3,259	(20,798)	73,622	56,083	1	(31,627)	120,598	(474)	88,498	144,581	423,166	567,747	0	(2,276)	8,941	6,665
Franklin Mutual Shares Securities (GrandMaster flex3™)	222	(34,792)	145,123	110,553	360	(113,647)	1,055	(755)	(112,987)	(2,434)	1,215,999	1,213,565	26	(8,207)	137	(8,044)
Franklin Mutual Shares Securities (IQ Annuity™)	175	(23,208)	53,179	30,146	6,571	(23,057)	4,029	(330)	(12,787)	17,359	335,846	353,205	483	(1,655)	166	(1,006)
Franklin Mutual Shares Securities (Pinnacle Plus™)	(1,880)	(67,152)	164,276	95,244	15,569	(119,708)	(87,968)	(545)	(192,652)	(97,408)	1,145,134	1,047,726	1,801	(13,182)	(3,957)	(15,338)
Franklin Mutual Shares Securities Standard (IQ Advisor™)	108	(14)	1,019	1,113	—	—	(1)	—	(1)	1,112	10,571	11,683	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster™)	1,689	(197,817)	318,996	122,868	10,800	(254,606)	(273,706)	(550)	(518,062)	(395,194)	1,598,078	1,202,884	768	(18,592)	(19,191)	(37,015)
Franklin Small Cap Value Securities (Advantedge™)	(926)	7,056	19,916	26,046	11,832	(136)	(8,332)	(200)	3,164	29,210	88,615	117,825	1,180	(34)	(601)	545
Franklin Small Cap Value Securities (AnnuiChoice II™)	(17)	207	1,314	1,504	5,554	—	(351)	(43)	5,160	6,664	505	7,169	728	(5)	(38)	685
Franklin Small Cap Value Securities (AnnuiChoice™)	(272)	(7,500)	36,075	28,303	4,370	(24,938)	(4,292)	(178)	(25,038)	3,265	125,503	128,768	512	(3,122)	(578)	(3,188)
Franklin Small Cap Value Securities (GrandmasterFlex3™)	(527)	(2,915)	18,925	15,483	—	(32)	2,749	(53)	2,664	18,147	59,620	77,767	—	(11)	278	267
Franklin Small Cap Value Securities (Grandmaster™)	(5,800)	140,209	114,515	248,924	13,799	(63,144)	119,125	(476)	69,304	318,228	882,227	1,200,455	1,730	(7,860)	15,062	8,932
Franklin Small Cap Value Securities (IQ3 ™)	(383)	1,158	12,589	13,364	1,546	(999)	35,846	(57)	36,336	49,700	41,691	91,391	207	(130)	4,031	4,108
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(5,247)	(45,915)	165,828	114,666	146,346	(45,449)	555,555	(206)	656,246	770,912	259,662	1,030,574	21,857	(7,464)	60,840	75,233
Templeton Foreign Securities Fund (AnnuiChoice II™)	899	(4,766)	13,674	9,807	49,279	(287)	(2,751)	(81)	46,160	55,967	79,814	135,781	5,030	(37)	(299)	4,694
Templeton Foreign Securities Fund (AnnuiChoice ™)	756	(15,362)	19,829	5,223	5,522	(46,541)	(13,456)	(102)	(54,577)	(49,354)	145,363	96,009	292	(2,689)	(722)	(3,119)
Templeton Foreign Securities Fund (Advantedge™)	331	(2,187)	13,373	11,517	124,534	(2,692)	38,172	(956)	159,058	170,575	77,915	248,490	13,847	(425)	4,284	17,706
Templeton Foreign Securities Fund (GrandMaster flex3™)	1,368	(30,999)	47,698	18,067	—	(67,300)	(1,496)	(191)	(68,987)	(50,920)	406,458	355,538	—	(4,119)	(135)	(4,254)
Templeton Foreign Securities Fund (Grandmaster™)	(69)	25,209	(14,712)	10,428	—	(52,783)	(59,378)	(54)	(112,215)	(101,787)	429,506	327,719	—	(3,139)	(3,898)	(7,037)
Templeton Foreign Securities Fund (Pinnacle Plus™)	(382)	(177,623)	211,459	33,454	90,714	(17,030)	(432,363)	(552)	(359,231)	(325,777)	958,014	632,237	6,616	(1,836)	(27,734)	(22,954)
Templeton Growth Securities (Advantedge™)	(115)	(1,107)	6,007	4,785	14,600	—	2,496	(636)	16,460	21,245	51,262	72,507	1,856	(80)	354	2,130
Templeton Growth Securities (AnnuiChoice II™)	81	(1,323)	3,447	2,205	10,571	(1,578)	488	(153)	9,328	11,533	28,575	40,108	1,263	(213)	67	1,117
Templeton Growth Securities (AnnuiChoice™)	436	(3,993)	11,132	7,575	—	(2,005)	54,950	(179)	52,766	60,341	31,454	91,795	—	(163)	4,062	3,899
Templeton Growth Securities (GrandMaster flex3™)	(1,673)	(51,843)	96,506	42,990	360	(75,096)	(42,617)	(580)	(117,933)	(74,943)	899,413	824,470	27	(5,616)	(3,246)	(8,835)
Templeton Growth Securities (Grandmaster™)	(953)	40,233	3,479	42,759	—	(44,526)	(2,199)	(39)	(46,764)	(4,005)	322,031	318,026	—	(3,352)	1,761	(1,591)
Templeton Growth Securities (IQ Annuity™)	(715)	(8,462)	54,773	45,596	12,500	(20,417)	3,422	(354)	(4,849)	40,747	785,277	826,024	904	(1,527)	270	(353)
Templeton Growth Securities (Pinnacle Plus™)	(2,993)	(207,112)	231,807	21,702	82,646	(42,012)	(370,301)	(242)	(329,909)	(308,207)	808,479	500,272	6,900	(3,971)	(29,879)	(26,950)
Templeton Growth Securities Standard (IQ Advisor™)	39	(10)	319	348	—	—	(2)	—	(2)	346	5,138	5,484	—	—	—	—
Invesco Van Kampen VI Comstock (AnnuiChoice™)	(251)	6,044	(1,436)	4,357	25	(3,079)	13	(17)	(3,058)	1,299	24,972	26,271	2	(225)	71	(152)
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	(1,728)	3,016	12,898	14,186	—	(30,488)	(11,722)	(49)	(42,259)	(28,073)	141,567	113,494	—	(2,328)	(941)	(3,269)
Invesco Van Kampen VI Comstock (Grandmaster™)	(910)	(1,551)	12,724	10,263	—	(3,725)	3,860	(46)	89	10,352	71,980	82,332	—	(288)	300	12
Invesco Van Kampen VI Comstock (IQ Annuity™)	(294)	(1,133)	4,417	2,990	—	(2,498)	(57)	(27)	(2,582)	408	22,165	22,573	—	(179)	(5)	(184)
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	(10,326)	(4,461)	60,629	45,842	141,480	(43,072)	502,624	(174)	600,858	646,700	162,064	808,764	16,283	(5,161)	35,979	47,101
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	(91)	310	1,071	1,290	—	(346)	(275)	(75)	(696)	594	8,817	9,411	—	(49)	(21)	(70)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	$(51)	$13	$934	$896	$—	$—	$2	$(5)	$(3)	$893	$4,893	$5,786	—	—	—	—
Invesco Van Kampen VI Capital Growth (GrandMaster flex3™)	(67)	—	804	737	—	—	(2)	(5)	(7)	730	4,153	4,883	—	—	—	—
Invesco Van Kampen VI Capital Growth (Grandmaster™)	(1,412)	24,043	(10,158)	12,473	—	(10,403)	(95,314)	(26)	(105,743)	(93,270)	168,983	75,713	—	(827)	(7,360)	(8,187)
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	(11,889)	27,172	49,726	65,009	260,474	(76,470)	(5,183)	(140)	178,681	243,690	517,487	761,177	27,297	(7,640)	(7,948)	11,709
Invesco Van Kampen VI Capital Growth (Advantedge™)	(165)	139	1,776	1,750	—	—	4,320	(88)	4,232	5,982	9,705	15,687	—	(9)	407	398
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	(105)	184	1,847	1,926	4,054	(47)	(319)	(45)	3,643	5,569	5,040	10,609	420	(8)	(27)	385
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	(41)	8	1,437	1,404	—	—	7,999	(10)	7,989	9,393	1,013	10,406	—	(1)	914	913
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	(59)	547	2,962	3,450	—	(76)	(547)	(129)	(752)	2,698	16,812	19,510	—	(22)	(56)	(78)
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	(1,125)	12,479	16,685	28,039	17,245	(161)	(34,153)	(1,155)	(18,224)	9,815	149,570	159,385	1,970	(145)	(3,864)	(2,039)
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	(229)	11,832	8,683	20,286	—	(3,021)	25,286	(16)	22,249	42,535	73,961	116,496	—	(341)	3,050	2,709
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	(2,251)	(6,754)	51,057	42,052	164,295	(17,599)	503,328	(29)	649,995	692,047	20,355	712,402	22,369	(2,420)	48,807	68,756
Van Kampen UIF Emerging Markets Debt (Advantedge™)	3,661	(708)	6,669	9,622	56,423	(1,412)	22,314	(742)	76,583	86,205	61,916	148,121	5,129	(185)	2,057	7,001
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	1,177	(43)	2,108	3,242	2,127	—	15	(39)	2,103	5,345	38,576	43,921	176	(3)	—	173
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	5,656	(140)	7,939	13,455	—	—	81,980	(350)	81,630	95,085	116,323	211,408	—	(30)	7,107	7,077
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	2,761	(128)	5,614	8,247	1,000	(675)	3,950	(6)	4,269	12,516	99,429	111,945	88	(59)	355	384
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	613	51	1,282	1,946	—	(676)	(3,639)	(4)	(4,319)	(2,373)	25,730	23,357	—	(36)	(189)	(225)
Van Kampen UIF Emerging Markets Debt (IQ3™)	2,814	1,763	4,181	8,758	68	(11)	(1,133)	(147)	(1,223)	7,535	103,276	110,811	3	(8)	(39)	(44)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	6,322	(9,992)	21,524	17,854	5,665	(111,877)	96,676	(405)	(9,941)	7,913	277,199	285,112	581	(7,496)	6,099	(816)
Van Kampen UIF Emerging Markets Equity (Advantedge™)	(2,386)	6,209	38,597	42,420	101,440	(1,888)	(10,440)	(1,429)	87,683	130,103	180,003	310,106	12,480	(414)	(1,173)	10,893
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	(510)	(807)	16,213	14,896	2,100	(122)	(6,847)	(178)	(5,047)	9,849	90,183	100,032	170	(23)	(574)	(427)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(1,817)	82,894	(25,938)	55,139	3,468	(119,559)	(147,210)	(421)	(263,722)	(208,583)	567,479	358,896	95	(3,735)	(4,645)	(8,285)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(6,116)	(78,753)	157,896	73,027	300	(156,808)	(127,015)	(473)	(283,996)	(210,969)	781,827	570,858	10	(5,241)	(4,420)	(9,651)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(8,224)	(283,414)	453,929	162,291	13,079	(97,688)	(183,085)	(609)	(268,303)	(106,012)	1,175,733	1,069,721	426	(3,155)	(5,809)	(8,538)
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(3,575)	(7,123)	80,629	69,931	127	(8,262)	31,303	(405)	22,763	92,694	381,191	473,885	4	(279)	1,026	751
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	(13,501)	92,270	72,356	151,125	169,202	(129,827)	(411,585)	(1,069)	(373,279)	(222,154)	1,459,743	1,237,589	6,839	(7,964)	(13,996)	(15,121)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	377	(4,594)	15,744	11,527	186	(271)	95,623	(32)	95,506	107,033	43,486	150,519	—	(48)	12,398	12,350
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	148	87	3,838	4,073	3,960	—	117,276	(45)	121,191	125,264	14,095	139,359	550	(6)	15,161	15,705
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	7,096	(134,091)	359,198	232,203	181,573	(169,301)	589,046	(803)	600,515	832,718	601,318	1,434,036	15,914	(14,831)	33,916	34,999
Van Kampen UIF U.S. Real Estate (Advantedge™)	42	6,529	2,519	9,090	9,134	(429)	33,677	(61)	42,321	51,411	33,702	85,113	985	(57)	3,327	4,255
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	336	(15,137)	33,512	18,711	1,000	(3,148)	(5,939)	(31)	(8,118)	10,593	72,499	83,092	155	(501)	(891)	(1,237)
Van Kampen UIF U.S. Real Estate (Grandmaster™)	1,942	(4,378)	73,416	70,980	—	(47,061)	107,039	(80)	59,898	130,878	236,710	367,588	—	(2,330)	5,197	2,867
Van Kampen UIF U.S. Real Estate (IQ3 ™)	734	(16)	32,109	32,827	559	(3,313)	(1,594)	(137)	(4,485)	28,342	121,321	149,663	31	(170)	(92)	(231)
Non-Affiliated Class B:
Columbia VIT Mid Cap (Advantedge ™) (February 26)*	(23)	38	1,017	1,032	2,251	(322)	3,597	—	5,526	6,558	—	6,558	174	(22)	267	419
Columbia VIT Mid Cap (Grandmaster™)	(128)	1,323	6,994	8,189	—	(590)	(1,448)	(2)	(2,040)	6,149	37,418	43,567	—	(45)	(71)	(116)
Columbia VIT Mid Cap (Grandmaster flex3 ™) (December 28)*	—	—	—	—	—	—	9,320	—	9,320	9,320	—	9,320	—	—	595	595
Columbia VIT Mid Cap (Pinnacle Plus™)	(214)	(6)	7,748	7,528	11,396	(380)	100,355	(40)	111,331	118,859	1,648	120,507	863	(64)	6,783	7,582
Columbia VIT Small Cap (Advantedge™)	(307)	3,994	5,911	9,598	66,506	(4,408)	(19,405)	(18)	42,675	52,273	13,229	65,502	4,731	(312)	(1,266)	3,153
Columbia VIT Small Cap (AnnuiChoice II ™) (August 6)*	(3)	(191)	67	(127)	3,382	—	(1)	(4)	3,377	3,250	—	3,250	208	—	(1)	207
Columbia VIT Small Cap (Grandmaster™)	(109)	1,468	8,518	9,877	—	(148)	12,893	—	12,745	22,622	28,358	50,980	—	(11)	1,010	999
Columbia VIT Small Cap (Pinnacle Plus™)	(671)	515	20,936	20,780	7,831	(2,307)	169,155	(68)	174,611	195,391	1,910	197,301	612	(262)	12,199	12,549
DWS Small Cap Index VIP (AnnuiChoice II™)	(89)	(2,609)	6,417	3,719	—	(409)	(3,802)	(51)	(4,262)	(543)	18,691	18,148	—	(51)	(433)	(484)
DWS Small Cap Index VIP (AnnuiChoice™)	(214)	(21,240)	36,415	14,961	3	(42,306)	(1,120)	(181)	(43,604)	(28,643)	102,296	73,653	0	(3,476)	(81)	(3,557)
DWS Small Cap Index VIP (GrandMaster flex3™)	(797)	2,220	18,352	19,775	—	(13,546)	(7,600)	(37)	(21,183)	(1,408)	93,383	91,975	—	(978)	(557)	(1,535)
DWS Small Cap Index VIP (Grandmaster™)	(120)	(545)	4,364	3,699	—	—	(3,016)	(13)	(3,029)	670	17,570	18,240	—	(1)	(271)	(272)
DWS Small Cap Index VIP (IQ3™)	(714)	(848)	21,448	19,886	—	(731)	7,136	(72)	6,333	26,219	76,635	102,854	—	(62)	588	526
DWS Small Cap Index VIP (Pinnacle Plus™)	(3,029)	(12,089)	79,471	64,353	6,782	(10,513)	(20,550)	(207)	(24,488)	39,865	294,295	334,160	515	(926)	(1,635)	(2,046)
DWS Small Cap Index VIP (Advantedge™)	(33)	698	(280)	385	—	—	(3,973)	(5)	(3,978)	(3,593)	5,888	2,295	—	(1)	(454)	(455)
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	6,403	1,269	4,886	12,558	225	(1,973)	56,909	(79)	55,082	67,640	78,319	145,959	22	(207)	5,544	5,359
Pimco VIT All Asset (Pinnacle Plus™)	8,690	1,486	5,879	16,055	13,979	(5,991)	105,799	(186)	113,601	129,656	83,901	213,557	1,916	(628)	9,756	11,044
Pimco VIT All Asset (Grandmaster™)	41,275	5,987	9,006	56,268	800	(11,737)	1,112,617	(8)	1,101,672	1,157,940	2,578	1,160,518	73	(1,076)	106,330	105,327

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3™)	$6,004	$16	$3,788	$9,808	$2,500	$—	$139,127	$(36)	$141,591	$151,399	$4,887	$156,286	247	(3)	13,556	13,800
Pimco VIT All Asset (Advantedge™)	12,014	2,664	6,346	21,024	150,139	(2,485)	(41,366)	(1,238)	105,050	126,074	170,364	296,438	14,099	(345)	(4,027)	9,727
Pimco VIT All Asset (AnnuiChoice II™)	15,788	(3,153)	17,491	30,126	142,664	(4,914)	(19,428)	(81)	118,241	148,367	170,850	319,217	13,695	(460)	(1,717)	11,518
Pimco VIT All Asset (AnnuiChoice™)	3,646	(740)	4,784	7,690	—	—	(8,882)	(5)	(8,887)	(1,197)	64,902	63,705	—	—	(802)	(802)
Pimco VIT Commodity Real Return Strategy (Advantedge™)	35,182	(18,539)	36,004	52,647	202,248	(3,290)	6,082	(1,543)	203,497	256,144	123,153	379,297	27,819	(693)	913	28,039
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	31,762	(9,398)	34,582	56,946	135,880	(5,507)	(19,427)	(279)	110,667	167,613	75,414	243,027	21,576	(845)	(2,532)	18,199
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	8,368	(3,510)	6,806	11,664	—	(6,245)	25,301	(87)	18,969	30,633	28,061	58,694	—	(912)	3,849	2,937
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	65,844	(19,059)	55,308	102,093	5,220	(19,877)	120,361	(240)	105,464	207,557	326,419	533,976	770	(2,886)	18,531	16,415
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	24,811	(10,164)	20,743	35,390	1,794	(7,735)	2,745	(125)	(3,321)	32,069	160,966	193,035	271	(1,149)	378	(500)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	10,870	(10,455)	13,194	13,609	—	(7,006)	22,096	(56)	15,034	28,643	52,323	80,966	—	(1,107)	3,198	2,091
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	54,124	1,751	31,669	87,544	37,710	(13,755)	276,359	(276)	300,038	387,582	125,031	512,613	6,365	(2,612)	40,754	44,507
Pimco VIT Low Duration (IQ Annuity™)	493	481	1,756	2,730	—	(4,741)	77,337	(47)	72,549	75,279	42,337	117,616	—	(428)	7,006	6,578
Pimco VIT Low Duration (Grandmaster™)	439	1,522	1,119	3,080	—	(2,602)	74,875	(10)	72,263	75,343	8,348	83,691	—	(235)	6,910	6,675
Pimco VIT Low Duration (GrandMaster flex3™)	598	(139)	5,124	5,583	2,000	—	72,483	(124)	74,359	79,942	101,087	181,029	182	(11)	6,658	6,829
Pimco VIT Low Duration (Advantedge™)	945	305	3,904	5,154	99,250	(6,135)	142,998	(45)	236,068	241,222	80,421	321,643	9,092	(561)	12,902	21,433
Pimco VIT Low Duration (AnnuiChoice II™)	604	(15)	914	1,503	98,457	(3,368)	(2)	(6)	95,081	96,584	4,963	101,547	8,857	(303)	(1)	8,553
Pimco VIT Low Duration (AnnuiChoice™)	1,932	135	8,202	10,269	6,000	(123,017)	17,334	—	(99,683)	(89,414)	312,616	223,202	540	(11,117)	1,558	(9,019)
Pimco VIT Low Duration (Pinnacle Plus™)	520	460	7,298	8,278	20,429	(2,240)	68,515	(356)	86,348	94,626	185,525	280,151	1,864	(274)	6,331	7,921
Pimco VIT Real Return (AnnuiChoice II™)	823	157	2,539	3,519	45,828	—	19,277	(101)	65,004	68,523	22,618	91,141	4,285	(9)	1,738	6,014
Pimco VIT Real Return (Advantedge™)	736	174	1,394	2,304	16,102	(297)	82,334	(233)	97,906	100,210	22,470	122,680	1,452	(48)	7,580	8,984
Pimco VIT Real Return (AnnuiChoice™)	3,133	1,960	9,117	14,210	8,354	(17,685)	213,502	(421)	203,750	217,960	119,342	337,302	715	(1,555)	19,572	18,732
Pimco VIT Real Return (Grandmaster flex3™)	635	2,325	2,694	5,654	—	(6,303)	9,021	(81)	2,637	8,291	81,704	89,995	—	(609)	892	283
Pimco VIT Real Return (Grandmaster™)	768	3,421	1,209	5,398	—	(21,742)	58,921	(15)	37,164	42,562	66,458	109,020	—	(2,029)	5,475	3,446
Pimco VIT Real Return (IQ Annuity™)	1,538	879	11,175	13,592	225	(11,111)	9,909	(51)	(1,028)	12,564	214,041	226,605	21	(1,067)	936	(110)
Pimco VIT Real Return (Pinnacle Plus™)	880	7,809	3,055	11,744	463	(12,782)	103,839	(124)	91,396	103,140	102,002	205,142	44	(1,287)	10,050	8,807
Pimco VIT Total Return (Advantedge™)	96,829	16,718	20,270	133,817	1,016,555	(17,690)	150,157	(14,241)	1,134,781	1,268,598	1,769,679	3,038,277	86,601	(2,662)	11,970	95,909
Pimco VIT Total Return (AnnuiChoice II™)	46,175	13,037	7,999	67,211	152,607	(5,714)	(233,985)	(2,070)	(89,162)	(21,951)	951,155	929,204	12,792	(656)	(19,190)	(7,054)
Pimco VIT Total Return (AnnuiChoice™)	54,524	26,142	11,925	92,591	—	(206,491)	(197,041)	(1,235)	(404,767)	(312,176)	1,430,932	1,118,756	—	(17,838)	(16,140)	(33,978)
Pimco VIT Total Return (Grandmaster flex3™)	21,746	5,672	3,313	30,731	179,345	(11,783)	153,437	(244)	320,755	351,486	278,063	629,549	15,873	(1,025)	13,153	28,001
Pimco VIT Total Return (Grandmaster™)	36,231	6,873	11,379	54,483	30,372	(44,232)	168,299	(212)	154,227	208,710	792,052	1,000,762	2,625	(3,789)	14,250	13,086
Pimco VIT Total Return (IQ Annuity™)	34,483	10,618	5,652	50,753	121,760	(164,979)	179,484	(368)	135,897	186,650	769,896	956,546	10,315	(15,361)	16,513	11,467
Pimco VIT Total Return (Pinnacle Plus™)	20,848	7,071	(7,525)	20,394	218,822	(14,199)	172,369	(430)	376,562	396,956	257,070	654,026	21,617	(1,739)	12,180	32,058
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	(203)	184	1,372	1,353	2,185	(594)	7,043	(7)	8,627	9,980	6,764	16,744	258	(74)	875	1,059
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	(798)	(2,562)	8,239	4,879	6,294	(320)	(10,477)	(111)	(4,614)	265	45,923	46,188	790	(50)	(1,187)	(447)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	(325)	(192)	3,701	3,184	2,000	(68)	223	(109)	2,046	5,230	26,564	31,794	269	(20)	32	281
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	(33)	(6)	363	324	—	—	1	—	1	325	3,220	3,545	—	—	—	—
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	(21)	(61)	218	136	—	(398)	—	(1)	(399)	(263)	1,822	1,559	—	(49)	—	(49)
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	(154)	29	1,802	1,677	90	—	11,497	(26)	11,561	13,238	220	13,458	11	(3)	1,480	1,488
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	(346)	(14)	(49)	(409)	9,000	—	3,585	(175)	12,410	12,001	24,482	36,483	946	(19)	378	1,305
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	(974)	(18)	3,496	2,504	—	(469)	85,520	(242)	84,809	87,313	98,192	185,505	—	(75)	9,212	9,137
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	(790)	(168)	4,323	3,365	155,782	(6,202)	8,710	(81)	158,209	161,574	2,192	163,766	16,406	(675)	934	16,665
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™) (June 2)*	(175)	(1)	1,055	879	—	(128)	33,160	—	33,032	33,911	—	33,911	—	(14)	3,526	3,512
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™) (May 28)*	(187)	—	903	716	—	—	27,415	—	27,415	28,131	—	28,131	—	—	2,926	2,926
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	(54)	(3)	129	72	2,019	—	4,800	(2)	6,817	6,889	663	7,552	210	—	509	719
Rydex SGI VT Managed Futures Strategies (Advantedge™)	(1,440)	(7,020)	4,443	(4,017)	84,573	(847)	(32,372)	(415)	50,939	46,922	70,474	117,396	10,165	(150)	(4,090)	5,925
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	(2,105)	(20,853)	(6,880)	(29,838)	—	(14,551)	(270,175)	(75)	(284,801)	(314,639)	364,849	50,210	—	(1,680)	(32,866)	(34,546)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	(2,459)	(11,800)	2,446	(11,813)	21,139	(9,858)	(118,242)	(81)	(107,042)	(118,855)	250,205	131,350	2,533	(1,127)	(13,859)	(12,453)
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	(1,144)	(13,276)	(5,101)	(19,521)	8,900	(4,080)	(388,167)	(56)	(383,403)	(402,924)	406,842	3,918	1,036	(457)	(45,307)	(44,728)
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	(114)	(409)	(59)	(582)	—	(3,779)	17	(16)	(3,778)	(4,360)	9,915	5,555	—	(453)	—	(453)
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	(2,431)	(30,142)	(6,161)	(38,734)	14	(344)	(305,787)	(108)	(306,225)	(344,959)	358,499	13,540	0	(53)	(38,100)	(38,153)
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	(1,455)	(2,589)	7,840	3,796	43	(4,634)	(382)	(429)	(5,402)	(1,606)	91,301	89,695	5	(626)	(63)	(684)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Investor Class (continued):
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	$(1,674)	$(25,767)	$28,719	$1,278	$20,563	$(5,002)	$(160,727)	$(109)	$(145,275)	$(143,997)	$201,996	$57,999	2,577	(640)	(20,171)	(18,234)
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	(1,510)	(10,523)	19,339	7,306	—	(8,704)	(57,373)	(51)	(66,128)	(58,822)	156,252	97,430	—	(1,101)	(6,888)	(7,989)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	(314)	(68)	1,292	910	—	—	—	(28)	(28)	882	20,105	20,987	—	(4)	1	(3)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	(702)	144	2,993	2,435	—	(1,692)	—	(12)	(1,704)	731	51,844	52,575	—	(209)	—	(209)
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	(1,608)	(992)	5,286	2,686	47,927	(85,965)	(29,393)	(93)	(67,524)	(64,838)	156,370	91,532	6,204	(12,797)	(2,132)	(8,725)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	(821)	3,332	1,137	3,648	2,451	(551)	(7,098)	(18)	(5,216)	(1,568)	29,132	27,564	312	(87)	(572)	(347)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2011

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account I (the “Separate Account”) on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’ December 31, 2011s investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“ Van Kampen UIF Funds”); InvescoVan Kampen Variable Insurance (“Invesco Van Kampen VI Funds”); Columbia Variable Funds (“Columbia VIT Funds”); PIMCO Variable Insurance Trust (“PIMCO

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Funds”), Rydex/SGI Variable Trust (Rydex/SGI Funds”), The BlackRock Variable Series Funds, Inc. (“BlackRock Funds”); and The Vanguard Group, Inc. (“Vanguard ETFs”); iShares Trust (“iShares ETFs”). The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited. J.P. Morgan Investment Management, Inc., is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Invesco Van Kampen Asset Management manages the Invesco Van Kampen VI Portfolios. The Columbia VIT Funds are managed by Columbia Management. The PIMCO Funds are managed by the Pacific Investment Management Company LLC. The Rydex/SGI Funds are managed by Rydex/SGI Investments. The investment advisor for the BlackRock Funds is BlackRock Advisors, LLC. The investment manager for the Vanguard ETFs is The Vanguard Group, Inc. and the investment advisor for iShares ETFs, is BlackRock fund Advisors. Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holders account value in a Separate Account division, will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund. The Separate Account currently has 406 investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from National Integrity’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business National Integrity may conduct.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investments

Investments in shares of the Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2011. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments. Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares of the Funds are determined based on individual cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statement of Operations. Dividends are included in the reinvested dividends line on the Statement of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 — inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 — inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 — inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Separate Account’s investments are valued as Level 1. There were no transfers between Levels 1, 2, and 3 during the year.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Effective January 1, 2012, National Integrity consolidated the Separate Account with Separate Account II of National Integrity Life Insurance Company (“Separate Account II”),

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

with the Separate Account being the surviving Separate Account after such consolidation. Financial statements for periods beginning on and after January 1, 2012 will reflect the consolidation transaction.

The consolidation will result in the financial statements of Separate Account II being combined with the financial statements of the Separate Account. In effect, the consolidation will result in the transfer of the subaccounts in Separate Account II to the Separate Account. Each subaccount will remain unchanged and will continue to reflect the number and value of units currently outstanding.

The statements of net assets, statements of operations and statements of changes in net assets will reflect each of the individual subaccount holdings and results, respectively, and the footnotes to the financial statements will reflect the individual subaccounts similar to what has historically been presented with the exception that the information will be presented in a single set of financial statements.

The Separate Account recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Separate Account is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required, other than the transaction disclosed above.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the period ended December 31, 2011 (refer to the Statement of Changes in Net Assets for the applicable period ended December 31, 2011) and the cost of shares held at December 31, 2011, for each division were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$56,365	$12,379	$235,772
Touchstone Aggressive ETF (AnnuiChoice™)	23,468	5,406	357,919
Touchstone Aggressive ETF (GrandMaster flex3™)	6,622	32,995	481,579
Touchstone Aggressive ETF (Grandmaster™)	353,258	24,188	340,756
Touchstone Aggressive ETF (IQ Annuity™)	16,667	85,534	393,094
Touchstone Aggressive ETF (Pinnacle Plus™)	54,908	10,401	131,293
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	57,275	18,499	520,884
Touchstone Baron Small Cap (Advantedge™)	248,148	93,887	465,536
Touchstone Baron Small Cap (AnnuiChoice II™)	170,742	23,859	1,163,196
Touchstone Baron Small Cap (AnnuiChoice™)	71,868	156,800	433,510
Touchstone Baron Small Cap (GrandMaster flex3™)	7,194	87,617	471,173
Touchstone Baron Small Cap (Grandmaster™)	1,647,393	1,780,837	212,632
Touchstone Baron Small Cap (IQ Annuity™)	19,756	158,219	997,592
Touchstone Baron Small Cap (Pinnacle Plus™)	105,907	752,558	563,592
Touchstone Conservative ETF (AnnuiChoice II™)	20,729	37,374	484,511
Touchstone Conservative ETF (Advantedge™)	63,679	3,392	88,728
Touchstone Conservative ETF (AnnuiChoice™)	15,181	172	24,868
Touchstone Conservative ETF (GrandMaster flex3™)	35,005	941,496	722,647
Touchstone Conservative ETF (Grandmaster™)	11,781	26,635	185,493
Touchstone Conservative ETF (IQ Annuity™)	297,210	187,628	1,762,964
Touchstone Conservative ETF (Pinnacle Plus™)	856,366	151,889	1,758,817
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™)	7,241	25,831	—
Touchstone Core Bond (Advantedge ™)	57,018	9,575	172,852
Touchstone Core Bond (AnnuiChoice II™)	27,751	26,122	111,767
Touchstone Core Bond (AnnuiChoice™)	227,725	51,234	555,047
Touchstone Core Bond (GrandMaster flex3™)	152,786	22,384	291,037
Touchstone Core Bond (Grandmaster™)	418,204	188,809	775,996
Touchstone Core Bond (IQ Annuity™)	18,615	34,919	144,479
Touchstone Core Bond (Pinnacle Plus™)	387,552	389,896	587,467
Touchstone Enhanced ETF (Advantedge™)	18,868	12,179	172,783
Touchstone Enhanced ETF (AnnuiChoice™)	3,705	26,645	340,464
Touchstone Enhanced ETF (GrandMaster flex3™)	53,480	78,952	723,177
Touchstone Enhanced ETF (Grandmaster™)	1,708	12,521	155,190
Touchstone Enhanced ETF (IQ Annuity™)	19,099	59,180	493,850
Touchstone Enhanced ETF (Pinnacle Plus™)	3,142	128,895	246,830
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	25,255	23,140	142,319
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	3,165	59,077	170,139
Touchstone High Yield (Advantedge ™)	49,723	25,153	30,710
Touchstone High Yield (AnnuiChoice II™)	729	2,189	8,173
Touchstone High Yield (AnnuiChoice™)	42,757	33,983	251,762
Touchstone High Yield (GrandMaster flex3™)	71,095	218,874	201,259

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone High Yield (Grandmaster™)	$37,365	$15,808	$133,334
Touchstone High Yield (IQ Annuity™)	34,041	27,020	243,556
Touchstone High Yield (Pinnacle Plus™)	127,254	285,356	463,039
Touchstone High Yield (Pinnacle Plus Reduced M&E ™)	12,195	12,209	—
Touchstone Large Cap Core Equity (Advantedge ™)	39,869	9,368	53,860
Touchstone Large Cap Core Equity (AnnuiChoice II™)	27,623	1,711	45,927
Touchstone Large Cap Core Equity (AnnuiChoice ™)	2,182	80,459	52,284
Touchstone Large Cap Core Equity (GrandMaster flex3™)	2,997	90,866	52,379
Touchstone Large Cap Core Equity (Grandmaster™)	694,450	953,211	530,887
Touchstone Large Cap Core Equity (IQ Annuity™)	10,708	30,820	380,845
Touchstone Large Cap Core Equity (Pinnacle Plus™)	27,736	207,511	282,405
Touchstone Mid Cap Growth (Advantedge ™)	27	14,690	6,509
Touchstone Mid Cap Growth (AnnuiChoice II™)	79,565	8,971	118,729
Touchstone Mid Cap Growth (AnnuiChoice™)	14,640	37,394	103,034
Touchstone Mid Cap Growth (GrandMaster flex3™)	20,890	40,783	324,535
Touchstone Mid Cap Growth (Grandmaster™)	135,681	123,811	203,402
Touchstone Mid Cap Growth (IQ Annuity™)	24,583	36,305	237,520
Touchstone Mid Cap Growth (Pinnacle Plus™)	57,136	788,530	667,375
Touchstone Moderate ETF (Advantedge™)	60,252	35,795	733,655
Touchstone Moderate ETF (AnnuiChoice™)	11,367	53,828	418,957
Touchstone Moderate ETF (GrandMaster flex3™)	171,035	93,527	1,155,167
Touchstone Moderate ETF (Grandmaster™)	4,081	17,597	127,053
Touchstone Moderate ETF (IQ Annuity™)	69,593	785,475	1,384,841
Touchstone Moderate ETF (Pinnacle Plus™)	87,334	665,258	1,608,723
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E ™)	111,261	112,713	1
Touchstone Moderate ETF Fund (AnnuiChoice II™)	131,269	54,133	719,621
Touchstone Money Market (IQ3™)	6,149,622	6,942,016	1,604,540
Touchstone Money Market (GrandMaster flex3™)	2,210,373	2,520,672	589,225
Touchstone Money Market (AnnuiChoice II™)	69,973	73,361	310,466
Touchstone Money Market (Advantedge™)	1,268,500	1,161,722	229,206
Touchstone Money Market (Pinnacle Plus™)	1,262,029	1,449,759	1,075,328
Touchstone Money Market (AnnuiChoice™)	902,510	779,578	961,537
Touchstone Money Market (Grandmaster™)	10,092,754	9,881,490	3,348,126
Touchstone Third Avenue Value (Advantedge™)	96,325	137,354	309,294
Touchstone Third Avenue Value (AnnuiChoice II™)	39,217	112,712	357,045
Touchstone Third Avenue Value (AnnuiChoice™)	56,712	323,441	530,255
Touchstone Third Avenue Value (GrandMaster flex3™)	61,003	234,549	969,231
Touchstone Third Avenue Value (Grandmaster™)	48,312	1,009,572	975,329
Touchstone Third Avenue Value (IQ Annuity™)	85,704	447,004	1,717,057
Touchstone Third Avenue Value (Pinnacle Plus™)	366,333	1,027,153	924,333
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E ™)	9,610	9,635	—
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	279,458	1,790,855	9,260,973
Fidelity VIP Growth (Grandmaster™)	109,608	726,112	3,727,562
Fidelity VIP High Income (Grandmaster™)	1,022,654	952,387	3,332,933
Fidelity VIP II Asset Manager (Grandmaster™)	264,999	779,292	4,261,116
Fidelity VIP II Contrafund (Grandmaster™)	342,691	2,131,831	13,630,686
Fidelity VIP II Index 500 (Grandmaster™)	158,419	356,703	3,228,781

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	$4,787	$19,694	$76,932
Fidelity VIP II Investment Grade Bond (Grandmaster™)	247,400	525,386	1,530,724
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	5,386	136,857	67,077
Fidelity VIP II Investment Grade Bond (IQ3™)	8,339	4,990	137,413
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	11,892	45,019	187,681
Fidelity VIP III Balanced (Grandmaster™)	196,156	473,282	1,631,140
Fidelity VIP Overseas (AnnuiChoice™)	22	2,971	1,074
Fidelity VIP Overseas (AnnuiChoice II™)	—	9,355	—
Fidelity VIP Overseas (Grandmaster™)	120,595	345,434	2,590,738
Fidelity VIP Overseas (GrandmasterFlex3™)	651	63,685	29,256
Fidelity VIP Overseas (IQ3™)	312	297	23,104
Fidelity VIP Overseas (Pinnacle Plus™)	1,503	22,514	110,884
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	60,423	202,933	2,146,061
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge™)	2,889	2,971	56,684
Fidelity VIP Asset Manager (AnnuiChoice II™)	3,803	48,820	98,866
Fidelity VIP Asset Manager (AnnuiChoice™)	2,655	6,515	101,714
Fidelity VIP Asset Manager (GrandMaster flex3™)	696	25,684	31,300
Fidelity VIP Asset Manager (IQ3™)	70,754	30,287	314,429
Fidelity VIP Asset Manager (Pinnacle Plus™)	2,638	73,809	97,102
Fidelity VIP Balanced (Advantedge™)	196,169	7,841	334,049
Fidelity VIP Balanced (AnnuiChoice II™)	59,429	62,866	126,690
Fidelity VIP Balanced (AnnuiChoice™)	56,736	70,092	243,670
Fidelity VIP Balanced (GrandMaster flex3™)	40,247	47,004	344,510
Fidelity VIP Balanced (GrandMaster ™)	187,517	204,052	475,337
Fidelity VIP Balanced (IQ3™)	43,122	38,831	278,118
Fidelity VIP Balanced (Pinnacle Plus™)	317,312	1,098,932	515,501
Fidelity VIP Contrafund (Advantedge™)	624,934	359,693	1,395,877
Fidelity VIP Contrafund (AnnuiChoice II™)	163,564	158,213	502,648
Fidelity VIP Contrafund (AnnuiChoice™)	110,665	242,795	1,212,453
Fidelity VIP Contrafund (GrandMaster flex3™)	87,052	305,684	1,161,649
Fidelity VIP Contrafund (IQ3™)	50,421	244,132	1,567,251
Fidelity VIP Contrafund (Pinnacle Plus™)	1,861,295	2,459,921	2,450,384
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	10,604	10,633	—
Fidelity VIP Contrafund Standard (IQ Advisor™)	51	38	7,983
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	28	15,214	26,002
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	—	8,663	(1)
Fidelity VIP Disclipined Small Cap (Grandmaster™)	3,241	5,039	17,286
Fidelity VIP Disclipined Small Cap (IQ™)	68	1,539	59,460
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	24,090	633,121	80,813
Fidelity VIP Disciplined Small Cap (Advantedge™)	256	11,210	4,334
Fidelity VIP Equity-Income (Advantedge™)	45,393	31,910	114,952
Fidelity VIP Equity-Income (AnnuiChoice II™)	54,506	106,664	239,428
Fidelity VIP Equity-Income (AnnuiChoice™)	77,471	132,274	320,262
Fidelity VIP Equity-Income (GrandMaster flex3™)	41,020	34,261	205,377
Fidelity VIP Equity-Income (IQ3™)	11,622	36,277	261,591
Fidelity VIP Equity-Income (Pinnacle Plus™)	1,726,559	1,887,173	1,000,268

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E ™)	$8,968	$8,977	$—
Fidelity VIP Freedom 2010 (Advantedge™)	1,672	2,115	61,322
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	300	256	8,723
Fidelity VIP Freedom 2010 (Grandmaster™)	724	8,814	24,322
Fidelity VIP Freedom 2010 (IQ3™)	1,622	1,007	64,204
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E ™)	36,143	36,378	—
Fidelity VIP Freedom 2015 (Advantedge™)	2,849	2,110	105,196
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	309	2,239	11,403
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	149	99	6,322
Fidelity VIP Freedom 2015 (IQ3™)	6,621	9,308	255,234
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	4,317	45,365	150,612
Fidelity VIP Freedom 2020 (Advantedge™)	323	330	10,313
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	746	385	38,000
Fidelity VIP Freedom 2020 (IQ3™)	3,826	2,415	140,621
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	68,237	2,916	85,772
Fidelity VIP Freedom 2025 (Advantedge™)	475	473	10,253
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	—	1,386	—
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	57	49	3,162
Fidelity VIP Growth (Advantedge™)	517	4,184	57,149
Fidelity VIP Growth (AnnuiChoice II™)	45,950	38,666	156,723
Fidelity VIP Growth (AnnuiChoice™)	25,785	129,277	107,592
Fidelity VIP Growth (GrandMaster flex3™)	13,351	36,377	74,562
Fidelity VIP Growth (GrandMaster™)	127,217	186,853	276,681
Fidelity VIP Growth (IQ3™)	721	6,810	90,409
Fidelity VIP Growth (Pinnacle Plus™)	335,493	418,727	304,664
Fidelity VIP High Income (AnnuiChoice II™)	45,076	14,479	68,352
Fidelity VIP High Income (AnnuiChoice™)	40,330	179,625	260,115
Fidelity VIP High Income (GrandMaster flex3™)	1,749,373	1,598,832	1,739,287
Fidelity VIP High Income (IQ3™)	6,474,301	6,661,079	6,614,648
Fidelity VIP High Income (Pinnacle Plus™)	86,785	108,994	261,354
Fidelity VIP High Income (Advantedge™)	922,105	893,513	729,315
Fidelity VIP II Index 500 (Advantedge™)	206,045	121,744	468,200
Fidelity VIP II Index 500 (AnnuiChoice II™)	63,217	71,402	241,720
Fidelity VIP II Index 500 (AnnuiChoice™)	60,535	73,433	500,775
Fidelity VIP II Index 500 (GrandmasterFlex3™)	60,760	293,938	313,556
Fidelity VIP II Index 500 (Grandmaster™)	123,698	256,811	1,126,100
Fidelity VIP II Index 500 (IQ3™)	25,430	42,379	609,559
Fidelity VIP II Index 500 (Pinnacle Plus™)	1,958,769	2,214,520	1,084,759
Fidelity VIP II Index 500 (Pinnacle Plus Reduced M&E ™)	9,739	9,762	—
Fidelity VIP Investment Grade Bond (Advantedge™)	252,624	43,594	414,192
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	124,435	18,152	328,856
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	45,103	204,106	502,933
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	215,346	483,705	364,676
Fidelity VIP Investment Grade Bond (GrandMaster ™)	131,827	364,570	359,282
Fidelity VIP Investment Grade Bond (IQ3™)	52,409	55,320	620,096
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	157,106	126,518	486,093
Fidelity VIP Mid Cap (AnnuiChoice II™)	353,382	53,431	748,307
Fidelity VIP Mid Cap (AnnuiChoice™)	167,557	119,055	694,609

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3™)	$6,298	$179,814	$400,358
Fidelity VIP Mid Cap (Grandmaster™)	434,984	804,390	332,542
Fidelity VIP Mid Cap (IQ Annuity™)	25,909	123,186	913,051
Fidelity VIP Mid Cap (Pinnacle Plus™)	82,100	1,180,012	1,356,299
Fidelity VIP Mid Cap (Advantedge™)	485,324	121,627	744,443
Fidelity VIP Overseas (Advantedge™)	136,004	14,328	350,894
Fidelity VIP Overseas (AnnuiChoice II™)	44,047	34,066	164,012
Fidelity VIP Overseas (AnnuiChoice™)	21,751	88,898	305,653
Fidelity VIP Overseas (GrandMaster flex3™)	12,313	98,816	110,219
Fidelity VIP Overseas (GrandMaster™)	66,004	74,791	200,298
Fidelity VIP Overseas (IQ3™)	75,330	233,289	322,466
Fidelity VIP Overseas (Pinnacle Plus™)	28,991	108,356	309,232
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3™)	576	12,383	22,136
JPMorgan IT Mid Cap (Grandmaster™)	816	7,655	35,613
JPMorgan IT Mid Cap (GrandMaster flex3™)	1,313	20,651	51,815
JPMorgan IT Mid Cap (Pinnacle Plus™)	4,709	183,683	162,125
JPMorgan IT Mid Cap (AnnuiChoice™)	1,919	129,355	1,182
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	1,376	30,370	—
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	465	424	9,053
Van Kampen UIF Emerging Markets Debt (IQ3™)	90	686	1,115
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	75	4,724	3,558
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	373	12,372	30,626
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	1,195	26,700	110,021
Van Kampen UIF U.S. Real Estate (IQ3™)	710	18,500	102,867
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	25,878	42,247	264,786
Franklin Growth and Income Securities (Advantedge™)	112,512	58,870	114,802
Franklin Growth and Income Securities (AnnuiChoice II™)	8,082	2,728	73,910
Franklin Growth and Income Securities (AnnuiChoice™)	72,976	199,841	788,846
Franklin Growth and Income Securities (GrandMaster flex3™)	61,037	75,711	486,049
Franklin Growth and Income Securities (Grandmaster™)	1,662,591	1,750,603	825,843
Franklin Growth and Income Securities (IQ Annuity™)	34,744	188,167	804,889
Franklin Growth and Income Securities (Pinnacle Plus™)	42,807	397,403	663,467
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E ™)	9,041	9,056	—
Franklin Income Securities (Advantedge™)	154,297	38,523	229,663
Franklin Income Securities (AnnuiChoice II™)	110,638	57,764	344,767
Franklin Income Securities (AnnuiChoice™)	30,463	126,593	227,066
Franklin Income Securities (GrandMaster flex3™)	126,427	416,822	1,830,069
Franklin Income Securities (Grandmaster™)	819,794	995,599	1,272,331
Franklin Income Securities (IQ Annuity™)	175,753	189,849	1,203,169
Franklin Income Securities (Pinnacle Plus™)	110,914	542,482	1,122,281
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	40,503	53,446	—
Franklin Large Cap Growth Securities (Advantedge™)	61,909	14,602	113,824
Franklin Large Cap Growth Securities (AnnuiChoice II™)	26,557	11,046	120,600
Franklin Large Cap Growth Securities (AnnuiChoice™)	25,996	42,188	36,264
Franklin Large Cap Growth Securities (GrandMaster flex3™)	217	31,175	21,429
Franklin Large Cap Growth Securities (Grandmaster™)	4,829	26,773	40,895

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (IQ Annuity™)	$14,919	$17,905	$232,997
Franklin Large Cap Growth Securities (Pinnacle Plus™)	1,622,438	1,618,142	251,392
Franklin Mutual Shares Securities (Advantedge™)	592,020	266,722	1,190,004
Franklin Mutual Shares Securities (AnnuiChoice II™)	98,825	64,724	170,534
Franklin Mutual Shares Securities (AnnuiChoice™)	31,146	157,206	378,085
Franklin Mutual Shares Securities (GrandMaster flex3™)	29,139	199,776	1,217,722
Franklin Mutual Shares Securities (IQ Annuity™)	25,113	63,594	305,086
Franklin Mutual Shares Securities (Pinnacle Plus™)	1,620,134	1,904,315	808,181
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	9,215	9,226	—
Franklin Mutual Shares Securities Standard (IQ Advisor™)	277	70	13,344
Franklin Mutual Shares Securities(Grandmaster™)	149,612	194,490	908,219
Franklin Small Cap Value Securities (Advantedge™)	120,288	162,071	77,836
Franklin Small Cap Value Securities (AnnuiChoice II™)	22,060	1,255	26,815
Franklin Small Cap Value Securities (AnnuiChoice™)	860	7,448	82,760
Franklin Small Cap Value Securities (GrandmasterFlex3™)	523	6,492	71,548
Franklin Small Cap Value Securities (Grandmaster™)	685,446	928,399	890,467
Franklin Small Cap Value Securities (IQ3 ™)	4,015	9,363	71,569
Franklin Small Cap Value Securities (Pinnacle Plus ™)	66,372	810,993	238,646
Templeton Foreign Securities Fund (AnnuiChoice II™)	31,324	12,956	139,942
Templeton Foreign Securities Fund (AnnuiChoice ™)	34,730	49,740	69,234
Templeton Foreign Securities Fund (Advantedge™)	143,720	25,152	355,002
Templeton Foreign Securities Fund (GrandMaster flex3™)	7,506	52,831	349,153
Templeton Foreign Securities Fund (Grandmaster™)	631,521	666,229	261,325
Templeton Foreign Securities Fund (Pinnacle Plus™)	1,636,261	1,665,798	640,406
Templeton Growth Securities (Advantedge™)	25,215	7,460	86,442
Templeton Growth Securities (AnnuiChoice II™)	67,959	45,428	54,396
Templeton Growth Securities (AnnuiChoice™)	13,842	96,845	5,090
Templeton Growth Securities (GrandMaster flex3™)	21,549	172,789	835,218
Templeton Growth Securities (Grandmaster™)	1,781,167	1,822,081	240,092
Templeton Growth Securities (IQ Annuity™)	12,684	84,920	741,556
Templeton Growth Securities (Pinnacle Plus™)	1,592,373	1,802,119	339,492
Templeton Growth Securities (Pinnacle Plus Reduced M&E ™)	8,831	8,859	—
Templeton Growth Securities Standard (IQ Advisor™)	74	33	6,768
Invesco Van Kampen VI Comstock (Advantedge™)	15,288	252	15,019
Invesco Van Kampen VI Comstock (AnnuiChoice™)	12,847	18,190	19,612
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	1,496	28,651	55,809
Invesco Van Kampen VI Comstock (Grandmaster™)	5,981	18,795	74,488
Invesco Van Kampen VI Comstock (IQ Annuity™)	488	5,798	13,516
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	1,386,662	1,975,421	219,717
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	20,042	8,717	20,244
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	—	63	3,629
Invesco Van Kampen VI Capital Growth (GrandMaster flex3™)	—	4,374	6
Invesco Van Kampen VI Capital Growth (Grandmaster™)	40,993	37,104	72,167
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	1,337,049	1,992,102	131,186
Invesco Van Kampen VI Capital Growth (Advantedge™)	25,318	1,696	37,716
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	6,126	8,021	8,004
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	66	167	8,885
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice™)	13,670	14,319	—

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	$49,904	$11,487	$55,873
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	205,467	20,736	308,111
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	381,663	453,486	33,882
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	1,408,364	2,012,249	140,780
Van Kampen UIF Emerging Markets Debt (Advantedge™)	64,176	64,179	146,557
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	18,614	770	60,315
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	8,305	67,287	148,288
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	6,152	3,460	113,865
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	109,775	104,944	24,906
Van Kampen UIF Emerging Markets Debt (IQ3™)	6,714	14,267	95,654
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	4,322,144	140,878	4,461,717
Van Kampen UIF Emerging Markets Equity (Advantedge™)	130,530	36,085	347,874
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	6,442	32,426	55,063
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	92,991	101,020	265,019
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	28,180	190,664	251,649
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	28,158	278,071	618,331
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	27,715	70,614	295,469
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	344,491	609,958	878,975
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	58,824	18,096	185,081
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	2,369	40,820	101,013
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	350,946	1,242,407	561,647
Van Kampen UIF U.S. Real Estate (Advantedge™)	170,134	63,917	192,489
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	499	7,079	61,619
Van Kampen UIF U.S. Real Estate (Grandmaster™)	18,076	292,012	84,258
Van Kampen UIF U.S. Real Estate (IQ3 ™)	8,248	24,822	91,102
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)*	88,404	810	87,484
BlackRock Capital Appreciation VI (AnnuiChoice II™)*	6,138	24	6,110
BlackRock Capital Appreciation VI (Annuichoice™)*	6,421	13	6,407
BlackRock Global Allocation VI (Advantedge™)*	594,529	18,396	574,580
BlackRock Global Allocation VI (AnnuiChoice II™)*	42,371	947	41,348
BlackRock Global Allocation VI (Annuichoice™)*	206,850	1,688	205,039
BlackRock Global Allocation VI (Grandmaster flex3 ™)*	35,470	65	35,401
BlackRock Global Allocation VI (Grandmaster™)*	10,724	1,135	9,532
Non-Affiliated Class B:
Columbia VIT Mid Cap (Advantedge ™)	601	7,746	—
Columbia VIT Mid Cap (Grandmaster™)	1,023	48,405	—
Columbia VIT Mid Cap (Grandmaster flex3 ™)	135	10,269	—
Columbia VIT Mid Cap (Pinnacle Plus™)	10,675	142,339	(1)
Columbia VIT MidCap Value Opportunity (Advantedge™)*	7,552	553	6,862
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)*	10,208	93	10,101
Columbia VIT MidCap Value Opportunity (Grandmaster™)*	66,346	16,912	48,995
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)*	140,978	27,954	106,759
Columbia VIT Small Cap (Advantedge™)	258,223	9,580	307,520
Columbia VIT Small Cap (AnnuiChoice II ™)	10,437	931	12,637
Columbia VIT Small Cap (Grandmaster™)	47,813	15,535	77,041
Columbia VIT Small Cap (Pinnacle Plus™)	329,855	373,697	124,376
DWS Small Cap Index VIP (AnnuiChoice II™)	20,518	7,055	28,045

Separate Account I

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class B (continued):
DWS Small Cap Index VIP (AnnuiChoice™)	$33,858	$49,324	$47,991
DWS Small Cap Index VIP (GrandMaster flex3™)	2,534	22,659	44,458
DWS Small Cap Index VIP (Grandmaster™)	5,280	3,913	15,484
DWS Small Cap Index VIP (IQ3™)	10,480	3,328	113,587
DWS Small Cap Index VIP (Pinnacle Plus™)	15,461	100,520	222,256
DWS Small Cap Index VIP (Advantedge™)	13	42	1,724
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	24,371	8,244	147,969
Pimco VIT All Asset (Pinnacle Plus™)	66,190	73,958	202,906
Pimco VIT All Asset (Grandmaster™)	250,314	197,025	1,197,966
Pimco VIT All Asset (GrandMaster flex3™)	90,672	7,530	236,004
Pimco VIT All Asset (Advantedge™)	156,845	82,964	370,219
Pimco VIT All Asset (AnnuiChoice II™)	76,811	20,560	373,807
Pimco VIT All Asset (AnnuiChoice™)	4,893	656	69,554
Pimco VIT Commodity Real Return Strategy (Advantedge™)	266,282	77,242	545,564
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	71,265	55,584	232,345
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	7,354	15,354	47,447
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	177,704	140,634	505,578
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	45,347	33,910	184,808
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	10,984	4,385	79,636
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	115,481	115,030	472,311
Pimco VIT Low Duration (IQ Annuity™)	567,386	16,865	667,869
Pimco VIT Low Duration (Grandmaster™)	2,003	19,732	65,321
Pimco VIT Low Duration (GrandMaster flex3™)	23,043	45,630	157,036
Pimco VIT Low Duration (Advantedge™)	312,884	90,932	543,262
Pimco VIT Low Duration (AnnuiChoice II™)	1,589	4,570	97,835
Pimco VIT Low Duration (AnnuiChoice™)	3,966	186,404	38,119
Pimco VIT Low Duration (Pinnacle Plus™)	237,959	76,155	437,513
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E ™)	1,181	1,175	—
Pimco VIT Real Return (AnnuiChoice II™)	100,647	24,082	166,536
Pimco VIT Real Return (Advantedge™)	192,127	138,807	177,226
Pimco VIT Real Return (AnnuiChoice™)	134,744	6,677	460,383
Pimco VIT Real Return (Grandmaster flex3™)	3,249	30,476	60,594
Pimco VIT Real Return (Grandmaster™)	28,914	8,435	127,436
Pimco VIT Real Return (IQ Annuity™)	114,025	66,923	267,540
Pimco VIT Real Return (Pinnacle Plus™)	4,545,981	192,653	4,570,796
Pimco VIT Real Return (Pinnacle Plus Reduced M&E ™)	1,299	1,289	—
Pimco VIT Total Return (Advantedge™)	1,584,415	672,645	3,965,877
Pimco VIT Total Return (AnnuiChoice II™)	183,785	69,422	1,023,854
Pimco VIT Total Return (AnnuiChoice™)	217,911	392,919	928,883
Pimco VIT Total Return (Grandmaster flex3™)	98,067	121,503	605,700
Pimco VIT Total Return (Grandmaster™)	371,293	468,303	909,174
Pimco VIT Total Return (IQ Annuity™)	110,265	113,865	949,169
Pimco VIT Total Return (Pinnacle Plus™)	721,266	154,118	1,232,363
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	1,206	1,195	1
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	59,786	23,491	50,793
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	1,470	2,476	45,745

Separate Account I

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Investor Class (continued):
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	$19,638	$1,331	$51,961
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	—	35	2,800
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	—	437	1,123
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	74	2,345	9,766
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	2,747	1,609	37,385
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	3,925	2,821	179,436
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	11,546	14,301	156,455
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™)	22,844	707	55,006
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	595	430	27,400
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	20,389	20,289	7,576
Rydex SGI VT Managed Futures Strategies (Advantedge™)	18,659	4,739	127,735
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	—	39,519	11,805
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	1,172	14,006	120,120
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	2,251	99	5,963
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	—	5,287	191
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	8,442	1,879	20,422
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	26,957	10,116	101,483
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	268	2,347	52,542
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	—	68,477	31,805
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	—	5,041	14,817
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	101,355	2,840	147,809
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	3,449	7,236	82,234
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	270,412	104,714	196,081
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)	19,054	136	18,926
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)	34,375	154	34,222
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	10,731	735	10,029
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	9,019	64	8,958
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	6,469	56	6,415
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	4,839	17	4,822
iShares S&P 500 Growth Index ETF (Varoom)	22,591	2,436	20,215
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	147,102	16,175	130,440
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	4,741	33	4,708
iShares S&P 500 Index ETF (Varoom)	48,346	7,154	41,096
iShares S&P 500 Index ETF (Varoom GLWB 1)	874,934	99,459	766,269
iShares S&P 500 Index ETF (Varoom GLWB 2)	31,880	309	31,555
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	47,088	14,906	29,730
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	4,854	33	4,819
iShares S&P MidCap 400 Index ETF (Varoom)	27,800	2,535	25,336
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)	274,469	32,220	238,509
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)	19,531	155	19,365
iShares S&P SmallCap 600 Index ETF (Varoom)	18,895	1,325	19,586
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)	136,874	19,318	115,749
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)	7,520	151	7,362
iShares S&P Citigroup International Treasury Bond (Varoom)	14,178	1,396	12,885
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	135,898	20,681	116,165
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	9,669	33	9,635

Separate Account I

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	$6,331	$56	$6,278
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	100,955	1,011	99,947
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	25,000	233	24,739
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	24,184	246	23,921
Vanguard MSCI EAFE ETF (Varoom)	18,788	1,352	17,459
Vanguard MSCI EAFE ETF (Varoom GLWB 1)	140,422	14,097	124,437
Vanguard MSCI EAFE ETF (Varoom GLWB 2)	7,510	56	7,444
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	19,157	135	19,032
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	26,291	116	26,175
Vanguard Large-Cap Index ETF (Varoom)	6,325	55	6,271
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	22,014	370	21,627
Vanguard Mega Cap 300 Index ETF (Varoom)	19,078	139	18,939
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)	10,630	119	10,506
Vanguard REIT Index ETF (Varoom GLWB 2)	4,507	101	4,409
Vanguard Total Bond Market Index ETF (Varoom)	26,987	8,634	18,611
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	908,769	157,430	759,833
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	107,758	2,239	105,649

Separate Account I

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Ten contracts are currently included in the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus, AdvantEdge, and VAROOM. GrandMaster flex3, AnnuiChoice, AnnuiChoice II, Pinnacle Plus, AdvantEdge, and VAROOM have a deferred sales load charge. IQ Annuity, IQ3 and IQ Advisor (Standard or Enhanced) have no sales load charges on their contracts. GrandMaster flex3 charges a mortality and expense risk charge to cover mortality and expense risk and certain administrative expenses of 1.40% and 0.15%, respectively. IQ Annuity and IQ3 charge 1.3% and 0.15% of net assets for mortality and expense risks and administrative expenses, respectively. AnnuiChoice charges 0.85% and 0.15%, and AnnuiChoice II charges 1.00% and 0.15%, of net assets for mortality and expense risks and administrative expenses, respectively. Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets for morality and expense risks and administrative expenses, respectively, for mortality and expense risks and administrative expenses. IQ Advisor Standard, an integrated low cost annuity sold by fee based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. AdvantEdge charges an annual rate of 1.60% of net assets for mortality and expense risk and administrative expenses. VAROOM charges an annual rate of 1.75% of net assets for mortality and expense risk and administrative expenses. VAROOM charges an additional .60% (Standard investment option) or an additional .80% (Self-Style investment option) of net assets for expenses associated with the Guaranteed Life Withdraw Benefits (“GLWB”). Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ Annuity, IQ3, and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. AnnuiChoice II has an annual administrative charge of $30 per contract, which is assessed if the account value is less than $75,000 at the end of any contract year.

Separate Account I

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses (continued)

For GrandMaster flex 3 an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any contract year. For AdvantEdge, an annual administrative charge of $50 per contract is assessed if the account value is less than $50,000 at the end of any contract year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charge for riders is deducted on a quarterly anniversary day.

Separate Account I

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2011, 2010, 2009, 2008, and 2007 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2011 and 2010).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (Advantedge ™)
	2011	25	$9.73	$245	1.55%	1.60%	(1.64)%
	2010	21	9.89	204	1.85%	1.60%	11.38%
	2009	9	8.88	79	2.99%	1.60%	19.78%
	2008	6	7.42	42	4.36%	1.60%	(25.84)%
Touchstone Aggressive ETF (AnnuiChoice ™)
	2011	32	11.67	375	1.45%	1.00%	(1.05)%
	2010	31	11.79	362	1.65%	1.00%	12.06%
	2009	32	10.52	341	2.26%	1.00%	20.51%
	2008	41	8.73	359	2.33%	1.00%	(29.84)%
	2007	45	12.45	565	1.64%	1.00%	4.07%
Touchstone Aggressive ETF (GrandMaster flex3 ™)
	2011	42	11.22	466	1.37%	1.55%	(1.60)%
	2010	44	11.40	499	1.61%	1.55%	11.43%
	2009	47	10.23	480	2.14%	1.55%	19.84%
	2008	51	8.54	432	2.31%	1.55%	(30.23)%
	2007	55	12.23	672	1.88%	1.55%	3.49%
Touchstone Aggressive ETF (Grandmaster ™)
	2011	30	11.38	342	2.75%	1.35%	(1.40)%
	2010	1	11.54	12	1.66%	1.35%	11.66%
	2009	1	10.34	10	1.81%	1.35%	20.08%
	2008	3	8.61	22	2.21%	1.35%	(30.08)%
	2007	3	12.31	36	0.04%	1.35%	3.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Annuity ™)
	2011	41	$11.30	$463	1.31%	1.45%	(1.50)%
	2010	47	11.47	539	1.67%	1.45%	11.55%
	2009	47	10.28	479	2.04%	1.45%	19.96%
	2008	62	8.57	532	3.39%	1.45%	(30.16)%
	2007	38	12.27	461	0.89%	1.45%	3.59%
Touchstone Aggressive ETF (Pinnacle Plus ™)
	2011	13	11.12	146	1.67%	1.67%	(1.71)%
	2010	9	11.31	102	1.76%	1.67%	11.30%
	2009	7	10.17	74	2.71%	1.67%	19.69%
	2008	4	8.49	34	0.45%	1.67%	(30.31)%
	2007	60	12.19	728	1.58%	1.67%	3.36%
Touchstone Aggressive ETF Fund (AnnuiChoice II ™)
	2011	47	13.98	662	1.45%	1.15%	(1.20)%
	2010	45	14.15	636	1.67%	1.15%	11.89%
	2009	45	12.64	567	3.37%	1.15%	26.43%
Touchstone Baron Small Cap (Advantedge ™)
	2011	44	11.59	508	0.00%	1.60%	3.17%
	2010	31	11.24	344	0.00%	1.60%	22.93%
	2009	19	9.14	170	0.00%	1.60%	30.81%
	2008	3	6.99	24	0.00%	1.60%	(30.13)%
Touchstone Baron Small Cap (AnnuiChoice ™)
	2011	25	20.46	505	0.00%	1.00%	3.79%
	2010	29	19.71	570	0.00%	1.00%	23.68%
	2009	4	15.94	70	0.00%	1.00%	31.61%
	2008	12	12.11	146	0.00%	1.00%	(34.31)%
	2007	17	18.44	309	0.00%	1.00%	1.73%
Touchstone Baron Small Cap (AnnuiChoice II ™)
	2011	112	12.65	1,413	0.00%	1.15%	3.64%
	2010	99	12.21	1,209	0.00%	1.15%	23.49%
	2009	13	9.89	125	0.00%	1.15%	31.41%
	2008	9	7.52	66	0.00%	1.15%	(34.41)%
	2007	1	11.47	13	0.00%	1.15%	1.57%
Touchstone Baron Small Cap (GrandMaster flex3 ™)
	2011	30	18.53	565	0.00%	1.55%	3.22%
	2010	34	17.95	615	0.00%	1.55%	22.99%
	2009	36	14.59	528	0.00%	1.55%	30.88%
	2008	48	11.15	536	0.00%	1.55%	(34.68)%
	2007	45	17.07	761	0.00%	1.55%	1.16%
Touchstone Baron Small Cap (Grandmaster ™)
	2011	13	16.20	217	0.00%	1.35%	3.43%
	2010	23	15.67	366	0.00%	1.35%	23.24%
	2009	25	12.71	319	0.00%	1.35%	31.14%
	2008	13	9.69	126	0.00%	1.35%	(34.54)%
	2007	23	14.81	338	0.00%	1.35%	1.37%
Touchstone Baron Small Cap (IQ Annuity ™)
	2011	60	19.10	1,137	0.00%	1.45%	3.32%
	2010	66	18.48	1,218	0.00%	1.45%	23.12%
	2009	69	15.01	1,042	0.00%	1.45%	31.01%
	2008	76	11.46	874	0.00%	1.45%	(34.61)%
	2007	75	17.52	1,312	0.00%	1.45%	1.26%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap (Pinnacle Plus ™)
	2011	34	$18.64	$635	0.00%	1.67%	3.09%
	2010	68	18.08	1,235	0.00%	1.67%	22.84%
	2009	38	14.72	552	0.00%	1.67%	30.72%
	2008	38	11.26	431	0.00%	1.67%	(34.76)%
	2007	41	17.26	706	0.00%	1.67%	1.04%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2011	44	12.42	547	1.89%	1.15%	2.25%
	2010	46	12.14	556	2.25%	1.15%	7.56%
	2009	47	11.29	536	5.37%	1.15%	12.90%
Touchstone Conservative ETF (Advantedge ™)
	2011	8	10.92	91	2.86%	1.60%	1.79%
	2010	3	10.73	30	2.30%	1.60%	7.07%
	2009	3	10.02	28	5.40%	1.60%	10.00%
	2008	1	9.11	10	169.48%	1.60%	(8.90)%
Touchstone Conservative ETF (AnnuiChoice ™)
	2011	2	12.75	27	2.68%	1.00%	2.40%
	2010	1	12.45	11	2.28%	1.00%	7.72%
	2009	1	11.56	10	3.02%	1.00%	10.67%
	2008	1	10.44	9	3.06%	1.00%	(10.40)%
	2007	1	11.65	11	0.58%	1.00%	4.69%
Touchstone Conservative ETF (GrandMaster flex3 ™)
	2011	66	12.25	808	1.24%	1.55%	1.84%
	2010	140	12.03	1,682	2.11%	1.55%	7.12%
	2009	157	11.23	1,759	3.85%	1.55%	10.06%
	2008	91	10.21	928	2.78%	1.55%	(10.90)%
	2007	105	11.45	1,201	1.68%	1.55%	4.11%
Touchstone Conservative ETF (Grandmaster ™)
	2011	17	12.43	210	1.86%	1.35%	2.04%
	2010	18	12.18	221	2.17%	1.35%	7.34%
	2009	20	11.35	232	1.92%	1.35%	10.28%
	2008	61	10.29	629	9.77%	1.35%	(10.72)%
	2007	14	11.53	166	1.83%	1.35%	4.32%
Touchstone Conservative ETF (IQ Annuity ™)
	2011	154	12.34	1,902	1.98%	1.45%	1.94%
	2010	146	12.11	1,768	2.35%	1.45%	7.23%
	2009	144	11.29	1,621	3.32%	1.45%	10.17%
	2008	166	10.25	1,706	2.88%	1.45%	(10.81)%
	2007	180	11.49	2,072	1.96%	1.45%	4.22%
Touchstone Conservative ETF (Pinnacle Plus ™)
	2011	155	12.15	1,879	2.36%	1.67%	1.71%
	2010	97	11.94	1,159	2.16%	1.67%	6.99%
	2009	107	11.16	1,190	3.90%	1.67%	9.93%
	2008	58	10.15	590	3.03%	1.67%	(11.01)%
	2007	59	11.41	676	1.55%	1.67%	3.98%
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™)
	2011	* -	10.33	* -	0.00%	1.15%	2.25%
	2010	2	10.10	18	12.96%	1.15%	0.99%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (Avantedge ™)
	2011	14	$12.21	$176	5.53%	1.60%	6.72%
	2010	11	11.44	125	5.58%	1.60%	5.85%
Touchstone Core Bond (AnnuiChoice ™)
	2011	38	15.25	583	5.61%	1.00%	7.37%
	2010	28	14.20	391	4.04%	1.00%	6.50%
	2009	17	13.33	225	4.37%	1.00%	13.75%
	2008	23	11.72	272	4.15%	1.00%	(4.23)%
	2007	20	12.24	242	3.89%	1.00%	4.39%
Touchstone Core Bond (AnnuiChoice II ™)
	2011	9	13.11	120	4.86%	1.15%	7.20%
	2010	9	12.23	115	3.62%	1.15%	6.34%
	2009	11	11.50	121	4.37%	1.15%	13.58%
	2008	18	10.12	178	5.96%	1.15%	(4.38)%
	2007	6	10.59	60	6.27%	1.15%	4.23%
Touchstone Core Bond (GrandMaster flex3 ™)
	2011	22	14.00	304	6.11%	1.55%	6.77%
	2010	13	13.11	167	2.74%	1.55%	5.91%
	2009	21	12.38	255	3.59%	1.55%	13.12%
	2008	42	10.95	463	4.46%	1.55%	(4.77)%
	2007	49	11.50	560	4.45%	1.55%	3.81%

Touchstone Core Bond (Grandmaster ™)
	2011	60	13.52	815	5.63%	1.35%	6.99%
	2010	45	12.64	572	3.77%	1.35%	6.12%
	2009	48	11.91	573	5.85%	1.35%	13.35%
	2008	2	10.51	23	1.62%	1.35%	(4.57)%
	2007	5	11.01	52	4.10%	1.35%	4.02%
Touchstone Core Bond (IQ Annuity ™)
	2011	10	14.54	152	4.56%	1.45%	6.88%
	2010	12	13.60	163	4.18%	1.45%	6.01%
	2009	13	12.83	164	5.38%	1.45%	13.23%
	2008	12	11.33	132	3.01%	1.45%	(4.67)%
	2007	28	11.89	328	3.49%	1.45%	3.91%
Touchstone Core Bond (Pinnacle Plus ™)
	2011	45	13.03	590	4.82%	1.67%	6.64%
	2010	47	12.22	569	4.19%	1.67%	5.78%
	2009	44	11.55	506	4.55%	1.67%	12.98%
	2008	50	10.22	508	4.78%	1.67%	(4.88)%
	2007	21	10.75	230	4.36%	1.67%	3.68%
Touchstone Enhanced ETF (Advantedge ™)
	2011	18	9.17	166	0.89%	1.60%	(5.54)%
	2010	17	9.71	167	2.66%	1.60%	9.72%
	2009	12	8.85	106	4.25%	1.60%	20.22%
	2008	8	7.36	57	15.01%	1.60%	(26.41)%
Touchstone Enhanced ETF (AnnuiChoice ™)
	2011	37	11.18	416	0.85%	1.00%	(4.96)%
	2010	39	11.76	460	0.85%	1.00%	10.39%
	2009	160	10.65	1,703	3.42%	1.00%	20.95%
	2008	144	8.81	1,270	6.64%	1.00%	(32.09)%
	2007	153	12.97	1,988	2.00%	1.00%	2.98%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Enhanced ETF (GrandMaster flex3 ™)
	2011	80	$10.74	$864	0.86%	1.55%	(5.49)%
	2010	82	11.37	934	1.80%	1.55%	9.77%
	2009	110	10.35	1,140	2.80%	1.55%	20.28%
	2008	139	8.61	1,193	6.20%	1.55%	(32.47)%
	2007	156	12.75	1,993	1.94%	1.55%	2.41%
Touchstone Enhanced ETF (Grandmaster ™)
	2011	18	10.90	192	0.85%	1.35%	(5.30)%
	2010	18	11.51	213	1.07%	1.35%	10.00%
	2009	66	10.46	694	2.70%	1.35%	20.52%
	2008	105	8.68	910	5.45%	1.35%	(32.33)%
	2007	180	12.83	2,309	1.53%	1.35%	2.62%
Touchstone Enhanced ETF (IQ Annuity ™)
	2011	43	10.82	460	0.83%	1.45%	(5.39)%
	2010	46	11.44	525	1.96%	1.45%	9.89%
	2009	50	10.41	522	2.38%	1.45%	20.40%
	2008	81	8.64	700	6.49%	1.45%	(32.40)%
	2007	90	12.79	1,156	1.78%	1.45%	2.51%
Touchstone Enhanced ETF (Pinnacle Plus ™)
	2011	28	10.65	296	0.72%	1.67%	(5.60)%
	2010	38	11.28	432	1.83%	1.67%	9.64%
	2009	47	10.29	481	3.57%	1.67%	20.13%
	2008	29	8.56	252	4.83%	1.67%	(32.55)%
	2007	68	12.70	867	1.67%	1.67%	2.28%
Touchstone Enhanced ETF Fund (AnnuiChoice II ™)
	2011	12	13.21	160	0.87%	1.15%	(5.11)%
	2010	12	13.92	166	2.01%	1.15%	10.22%
	2009	11	12.63	136	4.89%	1.15%	26.30%
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II ™)
	2011	16	13.75	223	1.26%	1.75%	(1.79)%
	2010	20	14.00	281	1.65%	1.75%	11.21%
	2009	20	12.59	256	3.34%	1.75%	25.90%
Touchstone High Yield (Advantedge ™)
	2011	2	12.79	29	15.28%	1.60%	4.39%
	2010	* -	12.25	5	132.36%	1.60%	10.85%
Touchstone High Yield (AnnuiChoice II ™)
	2011	1	13.37	8	8.12%	1.15%	4.87%
	2010	1	12.75	10	9.71%	1.15%	11.36%
	2009	1	11.45	7	14.57%	1.15%	44.95%
Touchstone High Yield (AnnuiChoice ™)
	2011	14	18.94	257	8.99%	1.00%	5.03%
	2010	14	18.03	255	11.45%	1.00%	11.53%
	2009	6	16.17	104	5.46%	1.00%	45.17%
	2008	8	11.14	88	2.47%	1.00%	(24.94)%
	2007	27	14.84	403	9.01%	1.00%	0.76%
Touchstone High Yield (GrandMaster flex3 ™)
	2011	11	17.61	199	6.48%	1.55%	4.45%
	2010	21	16.86	351	7.32%	1.55%	10.91%
	2009	30	15.20	454	6.13%	1.55%	44.37%
	2008	37	10.53	392	5.92%	1.55%	(25.36)%
	2007	29	14.11	407	8.30%	1.55%	0.19%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (Grandmaster ™)
	2011	10	$14.62	$144	9.50%	1.35%	4.66%
	2010	9	13.97	127	10.22%	1.35%	11.13%
	2009	7	12.57	84	5.48%	1.35%	44.66%
	2008	21	8.69	182	6.37%	1.35%	(25.21)%
	2007	12	11.62	139	5.77%	1.35%	0.40%
Touchstone High Yield (IQ Annuity ™)
	2011	15	18.46	280	8.94%	1.45%	4.55%
	2010	16	17.65	281	8.37%	1.45%	11.02%
	2009	23	15.90	370	7.36%	1.45%	44.51%
	2008	16	11.00	175	5.66%	1.45%	(25.29)%
	2007	21	14.73	307	6.91%	1.45%	0.30%
Touchstone High Yield (Pinnacle Plus ™)
	2011	28	15.23	432	7.52%	1.67%	4.32%
	2010	41	14.60	598	8.17%	1.67%	10.77%
	2009	67	13.18	888	8.12%	1.67%	44.19%
	2008	63	9.14	573	6.38%	1.67%	(25.45)%
	2007	70	12.26	863	8.29%	1.67%	0.07%
Touchstone Large Cap Core Equity (Advantedge ™)
	2011	6	9.49	56	2.44%	1.60%	1.38%
	2010	3	9.37	25	2.06%	1.60%	10.41%
	2009	2	8.48	19	2.62%	1.60%	22.08%
	2008	1	6.95	8	3.02%	1.60%	(30.52)%
Touchstone Large Cap Core Equity (AnnuiChoice ™)
	2011	5	11.55	55	1.02%	1.00%	1.99%
	2010	12	11.33	134	1.60%	1.00%	11.08%
	2009	13	10.20	134	1.13%	1.00%	22.82%
	2008	20	8.30	165	2.09%	1.00%	(35.85)%
Touchstone Large Cap Core Equity (AnnuiChoice II ™)
	2011	5	10.13	48	2.43%	1.15%	1.84%
	2010	2	9.95	21	2.52%	1.15%	10.91%
	2009	1	8.97	13	1.70%	1.15%	22.64%
	2008	3	7.31	21	1.52%	1.15%	(35.95)%
	2007	28	11.42	323	4.37%	1.15%	4.10%
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)
	2011	5	12.01	64	1.04%	1.55%	1.43%
	2010	13	11.84	152	1.48%	1.55%	10.46%
	2009	19	10.72	202	1.33%	1.55%	22.14%
	2008	21	8.78	185	2.08%	1.55%	(36.21)%
	2007	3	13.76	44	2.95%	1.55%	3.68%
Touchstone Large Cap Core Equity (Grandmaster ™)
	2011	45	11.56	524	1.39%	1.35%	1.63%
	2010	70	11.38	797	1.94%	1.35%	10.69%
	2009	72	10.28	737	1.93%	1.35%	22.39%
	2008	4	8.40	32	1.53%	1.35%	(36.08)%
	2007	1	13.14	7	1.93%	1.35%	3.89%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (IQ Annuity ™)
	2011	31	$11.40	$358	1.72%	1.45%	1.53%
	2010	33	11.23	374	1.80%	1.45%	10.57%
	2009	37	10.16	377	1.24%	1.45%	22.27%
	2008	47	8.31	388	2.05%	1.45%	(36.14)%
	2007	8	13.01	110	3.06%	1.45%	3.78%
Touchstone Large Cap Core Equity (Pinnacle Plus ™)
	2011	26	12.30	322	1.37%	1.67%	1.30%
	2010	42	12.14	505	2.11%	1.67%	10.33%
	2009	34	11.00	375	1.26%	1.67%	21.99%
	2008	47	9.02	421	2.17%	1.67%	(36.29)%
	2007	8	14.15	120	3.35%	1.67%	3.55%
Touchstone Mid Cap Growth (Advantedge ™)
	2011	1	9.18	8	0.18%	1.60%	(12.74)%
	2010	2	10.52	22	0.11%	1.60%	19.68%
	2009	5	8.79	44	0.18%	1.60%	36.77%
Touchstone Mid Cap Growth (AnnuiChoice ™)
	2011	7	16.86	118	0.31%	1.00%	(12.21)%
	2010	8	19.21	157	0.18%	1.00%	20.41%
	2009	13	15.95	210	0.10%	1.00%	37.60%
	2008	15	11.59	168	3.80%	1.00%	(40.31)%
	2007	17	19.42	328	3.86%	1.00%	13.28%
Touchstone Mid Cap Growth (AnnuiChoice II ™)
	2011	10	10.57	111	0.47%	1.15%	(12.35)%
	2010	5	12.05	57	0.23%	1.15%	20.23%
	2009	5	10.03	48	0.10%	1.15%	37.39%
	2008	5	7.30	34	6.96%	1.15%	(40.40)%
	2007	4	12.24	45	4.58%	1.15%	13.11%

Touchstone Mid Cap Growth (GrandMaster flex3 ™)
	2011	16	16.15	256	0.32%	1.55%	(12.70)%
	2010	17	18.50	309	0.23%	1.55%	19.74%
	2009	18	15.45	277	0.10%	1.55%	36.84%
	2008	19	11.29	215	3.42%	1.55%	(40.64)%
	2007	28	19.02	537	4.01%	1.55%	12.65%
Touchstone Mid Cap Growth (Grandmaster ™)
	2011	16	13.53	217	0.34%	1.35%	(12.52)%
	2010	15	15.47	239	0.24%	1.35%	19.99%
	2009	15	12.89	191	0.11%	1.35%	37.11%
	2008	15	9.40	146	4.15%	1.35%	(40.52)%
	2007	15	15.81	240	3.66%	1.35%	12.88%
Touchstone Mid Cap Growth (IQ Annuity ™)
	2011	13	17.24	230	0.32%	1.45%	(12.61)%
	2010	14	19.73	274	0.23%	1.45%	19.86%
	2009	14	16.46	229	0.10%	1.45%	36.97%
	2008	17	12.02	208	3.30%	1.45%	(40.58)%
	2007	29	20.22	593	3.79%	1.45%	12.76%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (Pinnacle Plus ™)
	2011	42	$15.69	$656	0.22%	1.67%	(12.81)%
	2010	81	18.00	1,467	0.25%	1.67%	19.60%
	2009	45	15.05	674	0.10%	1.67%	36.67%
	2008	48	11.01	529	3.81%	1.67%	(40.71)%
	2007	60	18.57	1,119	4.23%	1.67%	12.51%
Touchstone Moderate ETF (Advantedge ™)
	2011	74	10.37	763	2.09%	1.60%	0.21%
	2010	72	10.35	741	3.30%	1.60%	9.48%
	2009	10	9.45	96	4.41%	1.60%	15.57%
	2008	4	8.18	34	4.50%	1.60%	(18.19)%
Touchstone Moderate ETF (AnnuiChoice ™)
	2011	41	12.30	501	1.97%	1.00%	0.82%
	2010	45	12.20	545	2.26%	1.00%	10.14%
	2009	48	11.08	534	3.71%	1.00%	16.27%
	2008	28	9.53	271	1.93%	1.00%	(21.14)%
	2007	21	12.08	254	1.29%	1.00%	4.18%
Touchstone Moderate ETF (GrandMaster flex3 ™)
	2011	106	11.82	1,254	2.12%	1.55%	0.26%
	2010	100	11.79	1,182	1.74%	1.55%	9.53%
	2009	170	10.76	1,833	3.32%	1.55%	15.63%
	2008	159	9.31	1,481	1.64%	1.55%	(21.58)%
	2007	165	11.87	1,959	1.35%	1.55%	3.60%
Touchstone Moderate ETF (Grandmaster ™)
	2011	11	11.99	133	1.96%	1.35%	0.47%
	2010	12	11.94	146	1.91%	1.35%	9.75%
	2009	15	10.88	168	3.31%	1.35%	15.86%
	2008	17	9.39	160	1.45%	1.35%	(21.42)%
	2007	29	11.95	342	1.38%	1.35%	3.81%
Touchstone Moderate ETF (IQ Annuity ™)
	2011	134	11.91	1,592	1.68%	1.45%	0.37%
	2010	194	11.86	2,298	2.10%	1.45%	9.64%
	2009	225	10.82	2,433	2.60%	1.45%	15.74%
	2008	351	9.35	3,284	2.15%	1.45%	(21.50)%
	2007	244	11.91	2,905	1.78%	1.45%	3.70%
Touchstone Moderate ETF (Pinnacle Plus ™)
	2011	168	11.72	1,967	1.79%	1.67%	0.14%
	2010	217	11.70	2,541	2.15%	1.67%	9.40%
	2009	254	10.70	2,713	3.96%	1.67%	15.49%
	2008	116	9.26	1,078	1.89%	1.67%	(21.68)%
	2007	88	11.83	1,040	1.45%	1.67%	3.47%
Touchstone Moderate ETF Fund (AnnuiChoice II ™)
	2011	79	10.36	815	2.15%	1.15%	0.67%
	2010	72	10.29	742	2.28%	1.15%	9.98%
	2009	66	9.36	615	5.42%	1.15%	16.10%
Touchstone Money Market (IQ3 ™)
	2011	149	10.74	1,605	0.02%	1.45%	(1.43)%
	2010	220	10.90	2,397	0.11%	1.45%	(1.27)%
	2009	289	11.04	3,195	0.61%	1.45%	(0.58)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (GrandMaster flex3 ™)
	2011	56	$10.53	$589	0.02%	1.55%	(1.53)%
	2010	84	10.70	900	0.12%	1.55%	(1.37)%
	2009	171	10.84	1,860	0.53%	1.55%	(0.68)%
Touchstone Money Market (AnnuiChoice II ™)
	2011	32	9.75	310	0.01%	1.15%	(1.13)%
	2010	32	9.86	314	0.17%	1.15%	(0.97)%
	2009	31	9.96	311	0.51%	1.15%	(0.42)%
Touchstone Money Market (Advantedge ™)
	2011	24	9.73	229	0.03%	1.60%	(1.58)%
	2010	12	9.89	122	0.08%	1.60%	(1.42)%
	2009	20	10.03	203	0.48%	1.60%	(0.73)%
Touchstone Money Market (Pinnacle Plus ™)
	2011	112	9.61	1,075	0.01%	1.67%	(1.65)%
	2010	129	9.77	1,263	0.19%	1.67%	(1.49)%
	2009	132	9.92	1,314	0.55%	1.67%	(0.78)%
Touchstone Money Market (AnnuiChoice ™)
	2011	86	11.21	962	0.01%	1.00%	(0.98)%
	2010	74	11.32	839	0.18%	1.00%	(0.82)%
	2009	110	11.41	1,258	0.62%	1.00%	(0.12)%
	2008	13	11.42	152	2.94%	1.00%	1.96%
	2007	16	11.21	182	5.08%	1.00%	4.11%
Touchstone Money Market (Grandmaster ™)
	2011	312	10.74	3,348	0.02%	1.35%	(1.33)%
	2010	288	10.89	3,137	0.14%	1.35%	(1.17)%
	2009	476	11.02	5,243	0.97%	1.35%	(0.48)%
	2008	701	11.07	7,761	2.91%	1.35%	1.60%
	2007	534	10.90	5,817	5.02%	1.35%	3.74%
Touchstone Third Avenue Value (Advantedge ™)
	2011	34	8.13	273	2.20%	1.60%	(16.67)%
	2010	37	9.76	365	6.93%	1.60%	18.28%
	2009	30	8.25	249	2.97%	1.60%	29.29%
	2008	15	6.38	95	4.44%	1.60%	(36.17)%
Touchstone Third Avenue Value (AnnuiChoice ™)
	2011	36	14.34	518	1.93%	1.00%	(16.16)%
	2010	53	17.11	903	4.71%	1.00%	19.00%
	2009	90	14.38	1,295	1.97%	1.00%	30.07%
	2008	111	11.05	1,227	1.76%	1.00%	(39.12)%
	2007	129	18.15	2,340	0.82%	1.00%	(2.78)%
Touchstone Third Avenue Value (AnnuiChoice II ™)
	2011	44	8.35	368	2.14%	1.15%	(16.28)%
	2010	51	9.97	512	5.31%	1.15%	18.82%
	2009	71	8.39	593	2.10%	1.15%	29.88%
	2008	79	6.46	510	2.05%	1.15%	(39.21)%
	2007	67	10.63	717	0.98%	1.15%	(2.93)%
Touchstone Third Avenue Value (GrandMaster flex3 ™)
	2011	59	13.80	809	2.12%	1.55%	(16.62)%
	2010	70	16.55	1,154	5.93%	1.55%	18.34%
	2009	90	13.99	1,261	2.02%	1.55%	29.35%
	2008	118	10.81	1,272	1.74%	1.55%	(39.46)%
	2007	155	17.86	2,762	0.71%	1.55%	(3.32)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Grandmaster ™)
	2011	80	$12.15	$974	1.57%	1.35%	(16.45)%
	2010	152	14.54	2,204	6.05%	1.35%	18.58%
	2009	186	12.27	2,285	2.02%	1.35%	29.61%
	2008	243	9.46	2,304	1.83%	1.35%	(39.34)%
	2007	259	15.60	4,047	0.79%	1.35%	(3.12)%
Touchstone Third Avenue Value (IQ Annuity ™)
	2011	102	13.58	1,383	2.07%	1.45%	(16.54)%
	2010	126	16.27	2,046	6.42%	1.45%	18.46%
	2009	148	13.74	2,029	2.05%	1.45%	29.48%
	2008	172	10.61	1,826	1.74%	1.45%	(39.40)%
	2007	213	17.51	3,737	0.72%	1.45%	(3.22)%
Touchstone Third Avenue Value (Pinnacle Plus ™)
	2011	59	14.48	850	1.70%	1.67%	(16.72)%
	2010	99	17.38	1,713	5.89%	1.67%	18.20%
	2009	124	14.71	1,821	2.09%	1.67%	29.19%
	2008	147	11.38	1,668	1.73%	1.67%	(39.53)%
	2007	176	18.83	3,314	0.77%	1.67%	(3.44)%
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)
	2011	157	50.34	7,888	2.37%	1.35%	(0.39)%
	2010	188	50.54	9,511	1.75%	1.35%	13.60%
	2009	221	44.49	9,848	2.26%	1.35%	28.45%
	2008	267	34.64	9,253	2.17%	1.35%	(43.43)%
	2007	354	61.23	21,673	2.18%	1.35%	0.15%
Fidelity VIP Growth (Grandmaster ™)
	2011	78	59.52	4,637	0.72%	1.35%	(1.15)%
	2010	87	60.21	5,257	0.61%	1.35%	22.50%
	2009	101	49.15	4,963	0.53%	1.35%	26.56%
	2008	118	38.84	4,580	0.73%	1.35%	(47.88)%
	2007	148	74.52	11,060	0.95%	1.35%	25.24%
Fidelity VIP High Income (Grandmaster ™)
	2011	164	21.47	3,522	6.91%	1.35%	2.63%
	2010	170	20.92	3,551	7.44%	1.35%	12.29%
	2009	205	18.63	3,813	8.14%	1.35%	42.02%
	2008	198	13.12	2,592	7.29%	1.35%	(26.00)%
	2007	246	17.73	4,352	7.30%	1.35%	1.39%
Fidelity VIP II Asset Manager (Grandmaster ™)
	2011	111	37.26	4,137	2.38%	1.35%	(3.87)%
	2010	125	38.76	4,860	2.13%	1.35%	12.72%
	2009	145	34.39	4,977	2.52%	1.35%	27.37%
	2008	159	27.00	4,282	8.63%	1.35%	(29.68)%
	2007	189	38.40	7,272	6.14%	1.35%	13.94%
Fidelity VIP II Contrafund (Grandmaster ™)
	2011	294	39.29	11,544	0.98%	1.35%	(3.84)%
	2010	337	40.85	13,750	1.27%	1.35%	15.64%
	2009	363	35.33	12,822	1.41%	1.35%	33.88%
	2008	424	26.39	11,184	1.00%	1.35%	(43.29)%
	2007	521	46.54	24,250	5.28%	1.35%	16.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Index 500 (Grandmaster ™)
	2011	113	$30.72	$3,458	4.34%	1.35%	0.67%
	2010	122	30.52	3,737	2.01%	1.35%	13.47%
	2009	143	26.89	3,834	2.53%	1.35%	24.90%
	2008	167	21.53	3,592	1.95%	1.35%	(37.85)%
	2007	212	34.65	7,354	3.56%	1.35%	4.01%
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)
	2011	6	12.68	82	5.41%	1.00%	6.26%
	2010	8	11.93	95	3.77%	1.00%	6.73%
	2009	14	11.18	151	9.07%	1.00%	14.57%
	2008	15	9.76	144	4.86%	1.00%	(4.22)%
	2007	59	10.19	596	0.11%	1.00%	1.87%
Fidelity VIP II Investment Grade Bond (Grandmaster ™)
	2011	48	33.26	1,595	5.86%	1.35%	5.89%
	2010	59	31.41	1,856	4.52%	1.35%	6.35%
	2009	63	29.54	1,862	9.22%	1.35%	14.16%
	2008	76	25.87	1,967	4.40%	1.35%	(4.56)%
	2007	97	27.11	2,632	4.53%	1.35%	2.93%
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 ™)
	2011	6	12.35	71	3.97%	1.55%	5.68%
	2010	17	11.69	201	4.37%	1.55%	6.14%
	2009	20	11.01	218	8.87%	1.55%	13.93%
	2008	23	9.67	219	4.65%	1.55%	(4.75)%
	2007	33	10.15	333	0.11%	1.55%	1.49%
Fidelity VIP II Investment Grade Bond (IQ3 ™)
	2011	12	12.41	143	5.92%	1.45%	5.78%
	2010	12	11.73	138	4.50%	1.45%	6.24%
	2009	13	11.04	143	9.03%	1.45%	14.05%
	2008	14	9.68	136	4.28%	1.45%	(4.66)%
	2007	16	10.16	164	0.11%	1.45%	1.56%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)
	2011	16	12.28	197	5.62%	1.67%	5.55%
	2010	20	11.64	227	4.43%	1.67%	6.01%
	2009	22	10.98	246	9.13%	1.67%	13.79%
	2008	31	9.65	297	4.35%	1.67%	(4.87)%
	2007	38	10.14	383	0.11%	1.67%	1.40%
Fidelity VIP III Balanced (Grandmaster ™)
	2011	99	16.54	1,640	1.83%	1.35%	(4.91)%
	2010	116	17.40	2,011	2.43%	1.35%	16.48%
	2009	69	14.94	1,027	2.12%	1.35%	36.73%
	2008	83	10.92	903	2.70%	1.35%	(34.85)%
	2007	131	16.77	2,190	5.92%	1.35%	7.57%
Fidelity VIP Overseas (AnnuiChoice ™)
	2011	*-	6.80	1	0.80%	1.00%	(17.99)%
	2010	1	8.29	4	1.02%	1.00%	11.99%
	2009	2	7.40	15	1.14%	1.00%	25.27%
	2008	20	5.91	116	4.36%	1.00%	(44.37)%
	2007	35	10.62	373	2.24%	1.00%	6.17%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (AnnuiChoice II ™)
	2011	*-	$6.75	*-	0.00%	1.15%	(18.11)%
	2010	1	8.24	9	1.66%	1.15%	11.82%
	2009	1	7.37	8	2.56%	1.15%	25.08%
	2008	1	5.89	7	4.25%	1.15%	(44.45)%
	2007	5	10.61	55	2.63%	1.15%	6.06%
Fidelity VIP Overseas (Grandmaster ™)
	2011	63	26.23	1,645	1.61%	1.35%	(18.28)%
	2010	70	32.10	2,258	1.58%	1.35%	11.59%
	2009	78	28.77	2,242	2.47%	1.35%	24.82%
	2008	94	23.05	2,159	4.95%	1.35%	(44.57)%
	2007	111	41.58	4,598	2.97%	1.35%	15.72%
Fidelity VIP Overseas (GrandmasterFlex3 ™)
	2011	5	6.62	35	0.93%	1.55%	(18.45)%
	2010	13	8.12	105	1.57%	1.55%	11.36%
	2009	15	7.29	109	2.47%	1.55%	24.57%
	2008	16	5.85	94	4.08%	1.55%	(44.68)%
	2007	33	10.58	351	2.29%	1.55%	5.77%
Fidelity VIP Overseas (IQ3 ™)
	2011	2	6.65	17	1.69%	1.45%	(18.36)%
	2010	3	8.15	20	1.57%	1.45%	11.48%
	2009	3	7.31	21	1.93%	1.45%	24.70%
	2008	8	5.86	49	4.28%	1.45%	(44.62)%
	2007	19	10.58	196	1.95%	1.45%	5.84%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2011	12	6.58	78	1.52%	1.67%	(18.55)%
	2010	15	8.08	120	1.40%	1.67%	11.23%
	2009	20	7.27	146	2.40%	1.67%	24.42%
	2008	26	5.84	152	4.89%	1.67%	(44.75)%
	2007	74	10.57	787	2.58%	1.67%	5.68%
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster ™)
	2011	46	33.04	1,524	0.32%	1.35%	(11.92)%
	2010	50	37.51	1,861	0.57%	1.35%	26.97%
	2009	62	29.54	1,846	1.10%	1.35%	38.13%
	2008	85	21.39	1,824	4.99%	1.35%	(40.33)%
	2007	109	35.84	3,912	0.87%	1.35%	13.92%
Non-Affiliated Service Class 2
Fidelity VIP Asset Manager (Advantedge ™)
	2011	7	9.85	65	2.24%	1.60%	(4.37)%
	2010	7	10.30	68	2.02%	1.60%	12.14%
	2009	7	9.18	62	2.86%	1.60%	26.70%
	2008	4	7.25	26	6.64%	1.60%	(27.52)%
Fidelity VIP Asset Manager (AnnuiChoice ™)
	2011	7	13.44	97	2.24%	1.00%	(3.78)%
	2010	8	13.97	106	1.69%	1.00%	12.82%
	2009	11	12.38	141	2.52%	1.00%	27.47%
	2008	11	9.71	109	8.14%	1.00%	(29.62)%
	2007	20	13.80	270	5.75%	1.00%	14.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (AnnuiChoice II ™)
	2011	9	$11.52	$109	1.91%	1.15%	(3.93)%
	2010	13	11.99	158	1.99%	1.15%	12.65%
	2009	13	10.65	142	3.82%	1.15%	27.28%
	2008	6	8.36	54	5.47%	1.15%	(29.73)%
	2007	1	11.90	7	17.13%	1.15%	13.84%
Fidelity VIP Asset Manager (GrandMaster flex3 ™)
	2011	2	12.05	29	1.63%	1.55%	(4.32)%
	2010	4	12.60	56	2.01%	1.55%	12.20%
	2009	5	11.23	51	2.30%	1.55%	26.77%
	2008	5	8.86	46	7.73%	1.55%	(30.01)%
	2007	9	12.65	112	6.26%	1.55%	13.38%
Fidelity VIP Asset Manager (IQ3 ™)
	2011	25	12.43	312	2.41%	1.45%	(4.22)%
	2010	22	12.98	290	1.90%	1.45%	12.31%
	2009	24	11.55	281	2.21%	1.45%	26.90%
	2008	29	9.10	264	7.30%	1.45%	(29.94)%
	2007	41	12.99	535	6.00%	1.45%	13.50%
Fidelity VIP Asset Manager (Pinnacle Plus ™)
	2011	7	12.49	93	1.92%	1.67%	(4.43)%
	2010	13	13.07	168	2.01%	1.67%	12.06%
	2009	13	11.66	152	2.34%	1.67%	26.61%
	2008	17	9.21	159	8.11%	1.67%	(30.10)%
	2007	14	13.18	184	6.15%	1.67%	13.24%
Fidelity VIP Balanced (Advantedge ™)
	2011	32	10.22	328	2.44%	1.60%	(5.36)%
	2010	15	10.80	159	2.24%	1.60%	15.88%
	2009	3	9.32	26	2.36%	1.60%	36.11%
	2008	2	6.85	11	2.72%	1.60%	(31.52)%
Fidelity VIP Balanced (AnnuiChoice ™)
	2011	18	13.61	249	1.77%	1.00%	(4.78)%
	2010	19	14.30	277	2.02%	1.00%	16.58%
	2009	17	12.26	208	2.16%	1.00%	36.94%
	2008	16	8.95	148	2.41%	1.00%	(34.81)%
	2007	24	13.74	335	5.72%	1.00%	7.63%
Fidelity VIP Balanced (AnnuiChoice II ™)
	2011	11	11.20	129	1.79%	1.15%	(4.93)%
	2010	11	11.78	134	2.32%	1.15%	16.40%
	2009	7	10.12	69	2.86%	1.15%	36.73%
	2008	2	7.40	16	2.98%	1.15%	(34.91)%
	2007	1	11.37	8	1.96%	1.15%	7.46%
Fidelity VIP Balanced (GrandMaster ™)
	2011	39	12.60	493	1.80%	1.35%	(5.12)%
	2010	39	13.28	519	2.65%	1.35%	16.17%
	2009	21	11.43	241	2.04%	1.35%	36.46%
	2008	20	8.38	167	2.82%	1.35%	(35.04)%
	2007	42	12.90	537	2.96%	1.35%	7.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster flex3 ™)
	2011	25	$13.67	$343	1.76%	1.55%	(5.31)%
	2010	26	14.44	371	1.98%	1.55%	15.93%
	2009	24	12.46	296	2.04%	1.55%	36.18%
	2008	27	9.15	246	2.40%	1.55%	(35.17)%
	2007	41	14.11	571	4.91%	1.55%	7.03%
Fidelity VIP Balanced (IQ3 ™)
	2011	23	12.21	280	1.80%	1.45%	(5.22)%
	2010	23	12.88	292	2.23%	1.45%	16.05%
	2009	19	11.10	207	2.27%	1.45%	36.32%
	2008	19	8.14	156	2.37%	1.45%	(35.11)%
	2007	37	12.55	470	6.58%	1.45%	7.14%
Fidelity VIP Balanced (Pinnacle Plus ™)
	2011	40	12.63	499	1.06%	1.67%	(5.43)%
	2010	97	13.35	1,291	2.08%	1.67%	15.79%
	2009	68	11.53	789	2.58%	1.67%	36.01%
	2008	42	8.48	352	2.51%	1.67%	(35.25)%
	2007	43	13.10	568	5.08%	1.67%	6.90%
Fidelity VIP Contrafund (Advantedge ™)
	2011	155	9.18	1,421	0.90%	1.60%	(4.34)%
	2010	126	9.59	1,207	1.27%	1.60%	15.06%
	2009	78	8.34	649	1.77%	1.60%	33.30%
	2008	30	6.25	190	1.92%	1.60%	(37.45)%
Fidelity VIP Contrafund (AnnuiChoice ™)
	2011	75	16.19	1,222	0.78%	1.00%	(3.75)%
	2010	83	16.82	1,400	1.01%	1.00%	15.76%
	2009	98	14.53	1,431	1.13%	1.00%	34.11%
	2008	126	10.84	1,364	0.79%	1.00%	(43.27)%
	2007	159	19.10	3,028	5.55%	1.00%	16.12%
Fidelity VIP Contrafund (AnnuiChoice II ™)
	2011	58	10.47	613	0.82%	1.15%	(3.90)%
	2010	58	10.90	628	0.88%	1.15%	15.58%
	2009	82	9.43	773	1.27%	1.15%	33.91%
	2008	75	7.04	527	0.76%	1.15%	(43.35)%
	2007	70	12.43	865	7.74%	1.15%	15.95%
Fidelity VIP Contrafund (GrandMaster flex3 ™)
	2011	72	15.32	1,096	0.74%	1.55%	(4.29)%
	2010	85	16.00	1,364	1.00%	1.55%	15.12%
	2009	102	13.90	1,421	1.13%	1.55%	33.37%
	2008	125	10.42	1,300	0.82%	1.55%	(43.58)%
	2007	146	18.48	2,700	5.74%	1.55%	15.48%
Fidelity VIP Contrafund (IQ3 ™)
	2011	108	13.94	1,500	0.77%	1.45%	(4.19)%
	2010	120	14.55	1,748	1.04%	1.45%	15.23%
	2009	127	12.62	1,600	1.17%	1.45%	33.51%
	2008	161	9.46	1,527	0.84%	1.45%	(43.53)%
	2007	177	16.74	2,961	5.20%	1.45%	15.59%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle Plus ™)
	2011	154	$15.26	$2,347	0.73%	1.67%	(4.40)%
	2010	192	15.96	3,068	1.10%	1.67%	14.98%
	2009	165	13.88	2,289	1.21%	1.67%	33.21%
	2008	183	10.42	1,910	0.81%	1.67%	(43.65)%
	2007	234	18.50	4,319	6.15%	1.67%	15.34%
Fidelity VIP Contrafund Standard (IQ Advisor ™)
	2011	*-	14.54	6	0.82%	0.60%	(3.37)%
	2010	*-	15.04	6	1.09%	0.60%	16.23%
	2009	*-	12.94	5	1.24%	0.60%	34.66%
	2008	*-	9.61	4	0.91%	0.60%	(43.04)%
	2007	*-	16.87	7	5.50%	0.60%	16.60%
Fidelity VIP Disclipined Small Cap (AnnuiChoice ™)
	2011	3	8.60	24	0.09%	1.00%	(2.57)%
	2010	4	8.82	40	0.06%	1.00%	23.82%
	2009	5	7.13	33	0.22%	1.00%	20.72%
	2008	5	5.90	30	0.30%	1.00%	(34.63)%
	2007	7	9.03	67	0.45%	1.00%	(9.71)%
Fidelity VIP Disclipined Small Cap (IQ ™)
	2011	7	8.41	57	0.12%	1.45%	(3.01)%
	2010	7	8.68	60	0.06%	1.45%	23.26%
	2009	7	7.04	49	0.24%	1.45%	20.18%
	2008	7	5.86	41	0.34%	1.45%	(34.93)%
	2007	8	9.00	69	0.46%	1.45%	(9.99)%
Fidelity VIP Disclipined Small Cap (Grandmaster ™)
	2011	2	8.46	16	0.11%	1.35%	(2.91)%
	2010	2	8.71	18	0.06%	1.35%	23.39%
	2009	2	7.06	15	0.23%	1.35%	20.30%
	2008	2	5.87	14	0.39%	1.35%	(34.86)%
	2007	2	9.01	22	0.46%	1.35%	(9.93)%
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 ™)
	2011	*-	8.38	*-	0.00%	1.55%	(3.11)%
	2010	1	8.64	8	0.06%	1.55%	23.14%
	2009	1	7.02	7	0.06%	1.55%	20.05%
	2008	5	5.85	27	0.38%	1.55%	(35.00)%
	2007	5	8.99	48	0.50%	1.55%	(10.05)%
Fidelity VIP Disclipined Small Cap (Pinnacle Plus ™)
	2011	10	8.33	80	0.03%	1.67%	(3.22)%
	2010	79	8.60	677	0.06%	1.67%	22.99%
	2009	5	7.00	36	0.24%	1.67%	19.91%
	2008	6	5.83	35	0.39%	1.67%	(35.08)%
	2007	5	8.99	49	0.53%	1.67%	(10.13)%
Fidelity VIP Disciplined Small Cap (Advantedge ™)
	2011	1	10.23	5	0.06%	1.60%	(3.16)%
	2010	1	10.56	15	0.06%	1.60%	23.07%
	2009	2	8.58	14	0.32%	1.60%	19.99%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Advantedge ™)
	2011	14	$8.69	$124	2.51%	1.60%	(0.95)%
	2010	13	8.78	111	1.78%	1.60%	13.08%
	2009	7	7.76	56	3.09%	1.60%	27.81%
	2008	1	6.07	5	4.29%	1.60%	(39.27)%
Fidelity VIP Equity-Income (AnnuiChoice ™)
	2011	26	11.83	305	2.16%	1.00%	(0.35)%
	2010	31	11.87	367	1.60%	1.00%	13.77%
	2009	40	10.43	414	2.08%	1.00%	28.59%
	2008	47	8.11	383	1.83%	1.00%	(43.39)%
	2007	67	14.33	956	2.14%	1.00%	0.26%
Fidelity VIP Equity-Income (AnnuiChoice II ™)
	2011	31	9.02	276	2.16%	1.15%	(0.50)%
	2010	37	9.07	332	1.82%	1.15%	13.60%
	2009	33	7.98	261	2.53%	1.15%	28.39%
	2008	20	6.22	127	3.36%	1.15%	(43.47)%
	2007	13	11.00	143	25.01%	1.15%	0.10%
Fidelity VIP Equity-Income (GrandMaster flex3 ™)
	2011	15	11.92	175	2.40%	1.55%	(0.90)%
	2010	14	12.03	172	1.56%	1.55%	13.14%
	2009	16	10.63	173	1.98%	1.55%	27.87%
	2008	21	8.32	171	1.85%	1.55%	(43.70)%
	2007	30	14.77	449	1.90%	1.55%	(0.30)%
Fidelity VIP Equity-Income (IQ3 ™)
	2011	35	10.69	376	2.29%	1.45%	(0.80)%
	2010	38	10.77	407	1.64%	1.45%	13.25%
	2009	40	9.51	384	2.07%	1.45%	28.00%
	2008	56	7.43	418	1.97%	1.45%	(43.65)%
	2007	75	13.19	987	2.27%	1.45%	(0.20)%
Fidelity VIP Equity-Income (Pinnacle Plus ™)
	2011	77	12.17	938	2.21%	1.67%	(1.02)%
	2010	90	12.29	1,103	1.63%	1.67%	13.00%
	2009	95	10.88	1,032	2.07%	1.67%	27.72%
	2008	106	8.52	901	1.86%	1.67%	(43.77)%
	2007	151	15.15	2,289	2.32%	1.67%	(0.43)%
Fidelity VIP Freedom 2010 (Advantedge ™)
	2011	6	10.18	62	2.39%	1.60%	(2.02)%
	2010	6	10.39	64	2.39%	1.60%	10.75%
	2009	6	9.38	58	25.29%	1.60%	21.97%
	2008	*-	7.69	*-	0.00%	1.60%	(23.10)%
Fidelity VIP Freedom 2010 (Grandmaster ™)
	2011	3	10.08	28	2.11%	1.35%	(1.77)%
	2010	4	10.26	36	2.88%	1.35%	11.03%
	2009	6	9.24	60	3.30%	1.35%	22.28%
	2008	10	7.55	75	4.01%	1.35%	(26.18)%
	2007	9	10.23	87	17.61%	1.35%	2.34%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (GrandmasterFlex3 ™)
	2011	1	$9.98	$10	2.40%	1.55%	(1.97)%
	2010	1	10.18	11	3.35%	1.55%	10.80%
	2009	1	9.19	10	1.26%	1.55%	22.04%
	2008	8	7.53	56	4.81%	1.55%	(26.33)%
	2007	4	10.22	36	5.90%	1.55%	2.20%
Fidelity VIP Freedom 2010 (IQ3 ™)
	2011	7	10.03	67	2.40%	1.45%	(1.87)%
	2010	7	10.22	68	2.90%	1.45%	10.92%
	2009	18	9.21	164	4.40%	1.45%	22.16%
	2008	48	7.54	364	5.23%	1.45%	(26.26)%
	2007	3	10.23	26	18.34%	1.45%	2.27%
Fidelity VIP Freedom 2015 (Advantedge ™)
	2011	11	10.06	113	2.38%	1.60%	(2.10)%
	2010	11	10.28	115	3.09%	1.60%	10.98%
	2009	11	9.26	104	12.38%	1.60%	23.02%
	2008	*-	7.53	*-	0.00%	1.60%	(24.74)%
Fidelity VIP Freedom 2015 (AnnuiChoiceII ™)
	2011	1	9.99	10	2.18%	1.15%	(1.66)%
	2010	1	10.16	12	3.10%	1.15%	11.49%
	2009	1	9.11	11	4.48%	1.15%	23.58%
	2008	1	7.37	10	3.55%	1.15%	(28.13)%
	2007	1	10.26	13	11.02%	1.15%	2.61%
Fidelity VIP Freedom 2015 (GrandmasterFlex3 ™)
	2011	1	9.80	6	2.39%	1.55%	(2.05)%
	2010	1	10.01	6	3.08%	1.55%	11.04%
	2009	1	9.01	6	4.48%	1.55%	23.09%
	2008	1	7.32	5	3.81%	1.55%	(28.43)%
	2007	*-	10.23	2	29.66%	1.55%	2.32%
Fidelity VIP Freedom 2015 (IQ3 ™)
	2011	28	9.85	275	2.36%	1.45%	(1.95)%
	2010	28	10.05	286	2.99%	1.45%	11.15%
	2009	38	9.04	343	5.20%	1.45%	23.21%
	2008	84	7.34	617	5.22%	1.45%	(28.35)%
	2007	32	10.24	326	12.26%	1.45%	2.39%
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)
	2011	15	9.75	149	2.10%	1.67%	(2.17)%
	2010	19	9.96	193	3.11%	1.67%	10.91%
	2009	21	8.98	192	4.37%	1.67%	22.94%
	2008	26	7.31	189	3.72%	1.67%	(28.51)%
Fidelity VIP Freedom 2020 (Advantedge ™)
	2011	1	9.73	11	2.34%	1.60%	(2.82)%
	2010	1	10.01	11	2.79%	1.60%	12.50%
	2009	1	8.90	10	16.66%	1.60%	26.49%
	2008	*-	7.03	*-	0.00%	1.60%	(29.66)%
Fidelity VIP Freedom 2020 (AnnuiChoiceII ™)
	2011	3	9.57	31	2.36%	1.15%	(2.37)%
	2010	3	9.80	32	2.80%	1.15%	13.02%
	2009	3	8.67	28	4.03%	1.15%	27.07%
	2008	3	6.82	22	3.35%	1.15%	(33.58)%
	2007	3	10.27	34	81.18%	1.15%	2.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (IQ3 ™)
	2011	17	$9.43	$160	2.36%	1.45%	(2.67)%
	2010	17	9.69	164	2.80%	1.45%	12.67%
	2009	17	8.60	146	8.00%	1.45%	26.69%
	2008	*-	6.79	*-	0.00%	1.45%	(33.78)%
	2007	4	10.25	40	15.32%	1.45%	2.51%
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)
	2011	9	9.33	82	3.90%	1.67%	(2.89)%
	2010	2	9.61	18	2.87%	1.67%	12.42%
	2009	2	8.55	16	4.02%	1.67%	26.40%
	2008	2	6.76	12	3.23%	1.67%	(33.93)%
	2007	2	10.23	20	14.72%	1.67%	2.35%
Fidelity VIP Freedom 2025 (Advantedge ™)
	2011	1	9.62	11	2.16%	1.60%	(3.90)%
	2010	1	10.01	11	2.63%	1.60%	13.63%
	2009	1	8.81	10	15.77%	1.60%	27.72%
	2008	*-	6.90	*-	0.00%	1.60%	(31.03)%
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)
	2011	*-	9.19	*-	0.00%	1.67%	(3.97)%
	2010	*-	9.57	1	10.27%	1.67%	13.54%
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)
	2011	*-	8.75	3	2.19%	1.67%	(4.45)%
	2010	*-	9.16	3	2.48%	1.67%	13.96%
	2009	*-	8.04	2	2.60%	1.67%	28.99%
	2007	*-	10.25	2	114.95%	1.67%	2.48%
Fidelity VIP Growth (Advantedge ™)
	2011	7	8.68	62	0.49%	1.60%	(1.63)%
	2010	7	8.83	65	0.36%	1.60%	21.88%
	2009	3	7.24	21	0.29%	1.60%	25.92%
	2008	3	5.75	16	1.02%	1.60%	(42.48)%
Fidelity VIP Growth (AnnuiChoice ™)
	2011	10	10.25	105	0.46%	1.00%	(1.03)%
	2010	20	10.36	206	0.35%	1.00%	22.63%
	2009	12	8.45	99	0.27%	1.00%	26.69%
	2008	17	6.67	112	0.46%	1.00%	(47.84)%
	2007	24	12.78	310	0.43%	1.00%	25.39%
Fidelity VIP Growth (AnnuiChoice II ™)
	2011	19	10.52	195	0.49%	1.15%	(1.18)%
	2010	18	10.65	187	0.36%	1.15%	22.44%
	2009	17	8.70	147	0.33%	1.15%	26.49%
	2008	15	6.88	101	1.05%	1.15%	(47.92)%
	2007	5	13.20	64	0.71%	1.15%	25.20%
Fidelity VIP Growth (GrandMaster ™)
	2011	35	9.26	321	0.50%	1.35%	(1.38)%
	2010	40	9.39	380	0.39%	1.35%	22.19%
	2009	40	7.68	305	0.28%	1.35%	26.24%
	2008	47	6.09	283	0.58%	1.35%	(48.02)%
	2007	63	11.71	737	0.18%	1.35%	17.10%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster flex3 ™)
	2011	7	$11.69	$78	0.50%	1.55%	(1.58)%
	2010	9	11.87	104	0.34%	1.55%	21.95%
	2009	12	9.74	119	0.27%	1.55%	25.98%
	2008	16	7.73	120	0.52%	1.55%	(48.13)%
	2007	20	14.90	291	0.44%	1.55%	24.69%
Fidelity VIP Growth (IQ3 ™)
	2011	14	7.73	111	0.49%	1.45%	(1.48)%
	2010	15	7.84	117	0.31%	1.45%	22.07%
	2009	19	6.42	125	0.27%	1.45%	26.11%
	2008	31	5.09	156	0.40%	1.45%	(48.08)%
	2007	51	9.81	501	0.46%	1.45%	24.81%
Fidelity VIP Growth (Pinnacle Plus ™)
	2011	25	11.81	298	0.48%	1.67%	(1.70)%
	2010	32	12.01	379	0.42%	1.67%	21.80%
	2009	22	9.86	213	0.33%	1.67%	25.83%
	2008	24	7.84	187	0.56%	1.67%	(48.19)%
	2007	39	15.13	592	0.43%	1.67%	24.54%
Fidelity VIP High Income (AnnuiChoice ™)
	2011	15	18.33	266	5.48%	1.00%	2.68%
	2010	24	17.85	421	8.27%	1.00%	12.54%
	2009	31	15.86	498	7.63%	1.00%	42.03%
	2008	32	11.17	361	12.81%	1.00%	(25.89)%
	2007	22	15.07	333	7.69%	1.00%	1.51%
Fidelity VIP High Income (AnnuiChoice II ™)
	2011	5	12.86	67	8.54%	1.15%	2.53%
	2010	3	12.55	40	7.21%	1.15%	12.37%
	2009	4	11.17	50	6.90%	1.15%	41.82%
	2008	4	7.87	35	10.00%	1.15%	(26.00)%
	2007	1	10.64	12	11.13%	1.15%	1.36%
Fidelity VIP High Income (GrandMaster flex3 ™)
	2011	101	16.34	1,648	7.15%	1.55%	2.11%
	2010	96	16.00	1,533	11.70%	1.55%	11.91%
	2009	101	14.30	1,451	8.22%	1.55%	41.24%
	2008	112	10.12	1,130	3.67%	1.55%	(26.30)%
	2007	39	13.74	541	3.09%	1.55%	0.95%
Fidelity VIP High Income (IQ3 ™)
	2011	428	14.66	6,271	6.83%	1.45%	2.22%
	2010	459	14.34	6,577	11.04%	1.45%	12.03%
	2009	530	12.80	6,783	9.85%	1.45%	41.39%
	2008	314	9.06	2,847	5.36%	1.45%	(26.23)%
	2007	83	12.27	1,015	2.85%	1.45%	1.05%
Fidelity VIP High Income (Pinnacle Plus ™)
	2011	16	15.06	248	6.50%	1.67%	1.99%
	2010	19	14.77	278	9.37%	1.67%	11.78%
	2009	14	13.21	179	7.76%	1.67%	41.07%
	2008	18	9.37	166	6.43%	1.67%	(26.39)%
	2007	22	12.73	285	7.72%	1.67%	0.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Advantedge ™)
	2011	56	$12.25	$690	6.95%	1.60%	2.06%
	2010	56	12.01	675	12.24%	1.60%	11.86%
	2009	39	10.73	414	15.25%	1.60%	41.17%
Fidelity VIP II Index 500 (Advantedge ™)
	2011	51	9.43	480	4.17%	1.60%	0.16%
	2010	43	9.41	408	2.17%	1.60%	12.90%
	2009	30	8.34	251	2.77%	1.60%	24.28%
	2008	4	6.71	30	3.76%	1.60%	(32.92)%
Fidelity VIP II Index 500 (AnnuiChoice ™)
	2011	41	11.06	456	4.07%	1.00%	0.77%
	2010	44	10.97	482	1.80%	1.00%	13.58%
	2009	51	9.66	493	2.29%	1.00%	25.04%
	2008	64	7.73	492	1.21%	1.00%	(37.79)%
	2007	126	12.42	1,569	2.69%	1.00%	4.12%
Fidelity VIP II Index 500 (AnnuiChoice II ™)
	2011	32	8.73	280	4.21%	1.15%	0.62%
	2010	34	8.67	296	1.98%	1.15%	13.41%
	2009	32	7.65	248	2.59%	1.15%	24.85%
	2008	15	6.13	89	2.86%	1.15%	(37.88)%
	2007	9	9.86	93	2.97%	1.15%	(1.39)%
Fidelity VIP II Index 500 (Grandmaster ™)
	2011	147	8.64	1,267	4.18%	1.35%	0.41%
	2010	166	8.61	1,428	1.83%	1.35%	13.18%
	2009	181	7.61	1,379	1.98%	1.35%	24.60%
	2008	233	6.10	1,423	1.75%	1.35%	(38.01)%
	2007	283	9.85	2,788	2.09%	1.35%	(1.52)%
Fidelity VIP II Index 500 (GrandmasterFlex3 ™)
	2011	35	8.56	303	4.26%	1.55%	0.21%
	2010	63	8.54	542	1.81%	1.55%	12.95%
	2009	75	7.56	569	2.30%	1.55%	24.34%
	2008	86	6.08	522	1.79%	1.55%	(38.14)%
	2007	100	9.83	980	2.39%	1.55%	(1.66)%
Fidelity VIP II Index 500 (IQ3 ™)
	2011	53	9.67	513	4.10%	1.45%	0.31%
	2010	56	9.64	542	1.87%	1.45%	13.07%
	2009	61	8.53	517	2.30%	1.45%	24.47%
	2008	67	6.85	456	1.81%	1.45%	(38.07)%
	2007	80	11.06	888	2.88%	1.45%	3.65%
Fidelity VIP II Index 500 (Pinnacle Plus ™)
	2011	82	12.54	1,030	6.02%	1.67%	0.09%
	2010	107	12.53	1,343	1.89%	1.67%	12.82%
	2009	120	11.11	1,332	2.35%	1.67%	24.19%
	2008	131	8.95	1,167	1.85%	1.67%	(38.21)%
	2007	159	14.48	2,300	2.60%	1.67%	3.42%
Fidelity VIP Investment Grade Bond (Advantedge ™)
	2011	34	12.05	414	6.56%	1.60%	5.33%
	2010	18	11.44	203	5.85%	1.60%	5.83%
	2009	8	10.81	84	6.41%	1.60%	13.62%
	2008	2	9.51	14	0.00%	1.60%	(4.89)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)
	2011	32	$15.82	$505	5.37%	1.00%	5.97%
	2010	44	14.93	655	3.78%	1.00%	6.47%
	2009	67	14.02	945	11.55%	1.00%	14.32%
	2008	112	12.26	1,369	3.58%	1.00%	(4.43)%
	2007	69	12.83	881	4.28%	1.00%	3.04%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2011	29	12.33	358	4.87%	1.35%	5.60%
	2010	50	11.67	585	4.45%	1.35%	6.10%
	2009	53	11.00	584	8.78%	1.35%	13.91%
	2008	31	9.66	300	6.45%	1.35%	(4.77)%
	2007	34	10.14	348	0.17%	1.35%	1.42%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)
	2011	28	13.10	362	4.88%	1.55%	5.38%
	2010	51	12.43	628	4.76%	1.55%	5.88%
	2009	45	11.74	525	9.32%	1.55%	13.68%
	2008	99	10.33	1,027	2.15%	1.55%	(4.96)%
	2007	39	10.87	419	3.99%	1.55%	2.46%
Fidelity VIP Investment Grade Bond (IQ3 ™)
	2011	42	15.35	652	5.72%	1.45%	5.49%
	2010	45	14.55	648	4.39%	1.45%	5.99%
	2009	47	13.73	642	8.95%	1.45%	13.80%
	2008	52	12.06	626	4.64%	1.45%	(4.86)%
	2007	84	12.68	1,071	4.12%	1.45%	2.57%
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)
	2011	38	12.92	488	5.79%	1.67%	5.25%
	2010	37	12.27	454	3.81%	1.67%	5.75%
	2009	64	11.61	741	8.71%	1.67%	13.54%
	2008	36	10.22	372	3.96%	1.67%	(5.08)%
	2007	42	10.77	453	3.42%	1.67%	2.34%
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)
	2011	26	12.80	336	6.29%	1.15%	5.81%
	2010	19	12.10	229	4.96%	1.15%	6.31%
	2009	15	11.38	175	8.33%	1.15%	14.14%
	2008	11	9.97	108	5.67%	1.15%	(4.57)%
	2007	27	10.45	278	1.68%	1.15%	2.88%
Fidelity VIP Mid Cap (AnnuiChoice ™)
	2011	31	21.53	662	0.21%	1.00%	(11.74)%
	2010	29	24.39	699	0.43%	1.00%	27.29%
	2009	21	19.16	397	0.82%	1.00%	38.36%
	2008	35	13.85	489	5.17%	1.00%	(40.21)%
	2007	45	23.17	1,048	0.62%	1.00%	14.18%
Fidelity VIP Mid Cap (GrandMaster flex3 ™)
	2011	22	19.77	428	0.17%	1.55%	(12.23)%
	2010	30	22.52	665	0.45%	1.55%	26.58%
	2009	45	17.79	807	0.94%	1.55%	37.59%
	2008	56	12.93	726	5.23%	1.55%	(40.55)%
	2007	88	21.75	1,924	0.60%	1.55%	13.54%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (IQ Annuity ™)
	2011	43	$19.94	$862	0.19%	1.45%	(12.14)%
	2010	47	22.69	1,069	0.46%	1.45%	26.71%
	2009	57	17.91	1,017	0.97%	1.45%	37.73%
	2008	68	13.00	882	5.15%	1.45%	(40.49)%
	2007	84	21.85	1,834	0.59%	1.45%	13.66%
Fidelity VIP Mid Cap (Pinnacle Plus ™)
	2011	70	19.67	1,377	0.15%	1.67%	(12.34)%
	2010	118	22.44	2,645	0.42%	1.67%	26.43%
	2009	103	17.75	1,822	1.11%	1.67%	37.42%
	2008	84	12.91	1,079	5.14%	1.67%	(40.62)%
	2007	115	21.75	2,500	0.60%	1.67%	13.40%
Fidelity VIP Mid Cap (AnnuiChoice II ™)
	2011	66	11.05	727	0.26%	1.15%	(11.88)%
	2010	40	12.54	507	0.44%	1.15%	27.10%
	2009	17	9.86	171	1.17%	1.15%	38.15%
	2008	9	7.14	67	2.62%	1.15%	(40.30)%
	2007	5	11.96	65	0.49%	1.15%	14.01%
Fidelity VIP Mid Cap (Grandmaster ™)
	2011	18	16.48	290	0.13%	1.35%	(12.05)%
	2010	39	18.74	728	0.44%	1.35%	26.84%
	2009	48	14.77	703	1.17%	1.35%	37.87%
	2008	65	10.72	692	4.78%	1.35%	(40.42)%
	2007	71	17.99	1,282	0.38%	1.35%	13.77%
Fidelity VIP Mid Cap (Advantedge ™)
	2011	71	9.77	692	0.27%	1.60%	(12.28)%
	2010	38	11.14	420	0.51%	1.60%	26.52%
	2009	16	8.80	142	3.25%	1.60%	37.52%
Fidelity VIP Overseas (Advantedge ™)
	2011	46	6.78	313	1.67%	1.60%	(18.66)%
	2010	31	8.34	254	1.61%	1.60%	11.03%
	2009	15	7.51	113	3.24%	1.60%	24.20%
	2008	7	6.05	39	6.42%	1.60%	(39.54)%
Fidelity VIP Overseas (AnnuiChoice ™)
	2011	22	12.03	260	1.37%	1.00%	(18.16)%
	2010	27	14.70	390	1.31%	1.00%	11.70%
	2009	31	13.16	408	2.20%	1.00%	24.96%
	2008	40	10.53	417	4.94%	1.00%	(44.52)%
	2007	45	18.98	862	3.32%	1.00%	15.88%
Fidelity VIP Overseas (GrandMaster ™)
	2011	28	6.61	185	1.44%	1.35%	(18.45)%
	2010	29	8.10	235	1.40%	1.35%	11.31%
	2009	26	7.28	191	1.60%	1.35%	24.52%
	2008	88	5.84	512	5.61%	1.35%	(44.72)%
	2007	247	10.57	2,607	4.78%	1.35%	5.73%
Fidelity VIP Overseas (GrandMaster flex3 ™)
	2011	12	10.70	126	1.17%	1.55%	(18.62)%
	2010	18	13.15	243	1.24%	1.55%	11.08%
	2009	26	11.84	303	2.02%	1.55%	24.27%
	2008	34	9.53	327	4.62%	1.55%	(44.83)%
	2007	47	17.27	814	2.73%	1.55%	15.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (IQ3 ™)
	2011	34	$9.24	$318	1.22%	1.45%	(18.54)%
	2010	48	11.34	547	1.34%	1.45%	11.20%
	2009	53	10.20	545	2.20%	1.45%	24.39%
	2008	59	8.20	485	4.82%	1.45%	(44.78)%
	2007	61	14.85	910	2.99%	1.45%	15.35%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2011	23	13.13	305	1.34%	1.67%	(18.72)%
	2010	28	16.15	459	1.30%	1.67%	10.95%
	2009	34	14.56	497	2.11%	1.67%	24.11%
	2008	60	11.73	703	4.37%	1.67%	(44.90)%
	2007	56	21.29	1,187	3.12%	1.67%	15.09%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2011	21	7.96	164	1.47%	1.15%	(18.29)%
	2010	19	9.74	189	1.47%	1.15%	11.53%
	2009	18	8.73	158	2.44%	1.15%	24.77%
	2008	15	7.00	107	5.55%	1.15%	(44.61)%
	2007	6	12.63	76	2.54%	1.15%	15.70%
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3 ™)
	2011	2	16.08	35	1.41%	1.45%	0.68%
	2010	3	15.97	47	1.17%	1.45%	21.67%
	2009	3	13.13	39	0.00%	1.45%	31.29%
JPMorgan IT Mid Cap (Grandmaster ™)
	2011	3	16.13	56	1.37%	1.35%	0.79%
	2010	4	16.00	63	1.28%	1.35%	21.79%
	2009	5	13.14	63	0.00%	1.35%	31.38%
JPMorgan IT Mid Cap (GrandMaster flex3 ™)
	2011	5	16.04	82	1.44%	1.55%	0.58%
	2010	6	15.95	100	1.18%	1.55%	21.54%
	2009	7	13.12	90	0.00%	1.55%	31.20%
JPMorgan IT Mid Cap (Pinnacle Plus ™)
	2011	16	15.99	250	1.40%	1.67%	0.46%
	2010	27	15.91	425	1.34%	1.67%	21.40%
	2009	40	13.11	520	0.00%	1.67%	31.09%
JPMorgan IT Mid Cap (AnnuiChoice ™)
	2011	*-	16.28	1	2.60%	1.00%	1.14%
	2010	9	16.10	146	1.43%	1.00%	22.22%
	2009	13	13.17	171	0.00%	1.00%	31.71%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2011	*-	22.64	*-	9.67%	1.00%	5.97%
	2010	1	21.36	28	4.14%	1.00%	8.65%
	2009	2	19.66	31	8.29%	1.00%	28.91%
	2008	2	15.25	30	11.20%	1.00%	(15.83)%
	2007	13	18.12	241	7.71%	1.00%	5.46%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)
	2011	*-	22.30	10	4.69%	1.55%	5.38%
	2010	*-	21.16	10	4.09%	1.55%	8.05%
	2009	*-	19.59	9	7.96%	1.55%	28.19%
	2008	2	15.28	36	8.87%	1.55%	(16.30)%
	2007	3	18.25	58	7.85%	1.55%	4.87%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2011	*-	$21.72	$1	5.66%	1.45%	5.49%
	2010	*-	20.59	2	3.71%	1.45%	8.16%
	2009	1	19.04	13	7.88%	1.45%	28.32%
	2008	1	14.84	14	10.44%	1.45%	(16.21)%
	2007	2	17.71	42	8.49%	1.45%	4.98%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2011	2	23.04	35	0.94%	1.00%	4.86%
	2010	2	21.97	45	2.23%	1.00%	28.66%
	2009	3	17.08	44	3.37%	1.00%	27.07%
	2008	3	13.44	44	10.18%	1.00%	(38.52)%
	2007	11	21.86	236	2.82%	1.00%	(17.90)%
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)
	2011	6	21.75	124	0.89%	1.55%	4.28%
	2010	7	20.86	144	2.21%	1.55%	27.95%
	2009	9	16.30	141	3.23%	1.55%	26.36%
	2008	11	12.90	138	8.82%	1.55%	(38.86)%
	2007	19	21.10	403	2.20%	1.55%	(18.36)%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2011	4	21.95	84	0.78%	1.45%	4.39%
	2010	5	21.02	97	2.13%	1.45%	28.08%
	2009	5	16.41	77	3.24%	1.45%	26.49%
	2008	5	12.98	61	10.24%	1.45%	(38.80)%
	2007	8	21.20	165	2.11%	1.45%	(18.28)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2011	*-	9.75	4	1.18%	1.15%	4.71%
	2010	1	9.31	9	2.12%	1.15%	28.47%
	2009	1	7.25	7	3.29%	1.15%	26.88%
	2008	1	5.71	6	7.72%	1.15%	(38.61)%
	2007	7	9.30	65	3.99%	1.15%	(18.03)%
Non-Affiliated Class 2
Franklin Foreign Securities (IQ Annuity ™)
	2011	17	16.34	282	1.68%	1.45%	(11.93)%
	2010	18	18.55	335	1.85%	1.45%	6.84%
	2009	17	17.36	301	3.82%	1.45%	35.06%
	2008	23	12.86	295	3.28%	1.45%	(41.25)%
	2007	24	21.88	529	2.14%	1.45%	13.78%
Franklin Growth and Income Securities (Advantedge ™)
	2011	12	9.64	113	3.67%	1.60%	0.77%
	2010	6	9.56	61	3.81%	1.60%	14.81%
	2009	5	8.33	43	4.78%	1.60%	24.53%
	2008	3	6.69	23	4.38%	1.60%	(33.11)%
Franklin Growth and Income Securities (AnnuiChoice ™)
	2011	66	13.88	913	3.85%	1.00%	1.38%
	2010	78	13.70	1,066	2.34%	1.00%	15.51%
	2009	39	11.86	457	4.72%	1.00%	25.29%
	2008	46	9.46	438	3.88%	1.00%	(35.79)%
	2007	56	14.74	828	3.92%	1.00%	(4.67)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (AnnuiChoice II ™)
	2011	8	$9.67	$80	3.56%	1.15%	1.23%
	2010	8	9.55	75	3.50%	1.15%	15.34%
	2009	7	8.28	56	5.08%	1.15%	25.10%
	2008	4	6.62	26	3.86%	1.15%	(35.89)%
	2007	4	10.33	38	3.85%	1.15%	(4.82)%
Franklin Growth and Income Securities (GrandMaster flex3 ™)
	2011	35	13.21	465	3.58%	1.55%	0.82%
	2010	37	13.10	487	4.14%	1.55%	14.87%
	2009	25	11.40	285	4.85%	1.55%	24.59%
	2008	29	9.15	264	4.09%	1.55%	(36.15)%
	2007	38	14.34	538	3.58%	1.55%	(5.21)%
Franklin Growth and Income Securities (Grandmaster ™)
	2011	63	13.45	852	3.02%	1.35%	1.03%
	2010	72	13.31	958	3.52%	1.35%	15.11%
	2009	61	11.57	705	4.31%	1.35%	24.85%
	2008	81	9.26	750	3.76%	1.35%	(36.02)%
	2007	114	14.48	1,645	3.82%	1.35%	(5.01)%
Franklin Growth and Income Securities (IQ Annuity ™)
	2011	52	13.33	694	3.67%	1.45%	0.93%
	2010	65	13.21	858	3.62%	1.45%	14.99%
	2009	76	11.48	869	4.80%	1.45%	24.72%
	2008	88	9.21	814	3.78%	1.45%	(36.09)%
	2007	113	14.41	1,622	3.74%	1.45%	(5.11)%
Franklin Growth and Income Securities (Pinnacle Plus ™)
	2011	46	12.52	580	3.21%	1.67%	0.70%
	2010	75	12.44	939	3.66%	1.67%	14.73%
	2009	83	10.84	899	4.81%	1.67%	24.44%
	2008	96	8.71	837	3.85%	1.67%	(36.23)%
	2007	147	13.66	2,002	3.81%	1.67%	(5.32)%
Franklin Income Securities (Advantedge ™)
	2011	21	10.74	224	6.24%	1.60%	0.75%
	2010	11	10.66	120	6.69%	1.60%	10.87%
	2009	11	9.62	102	6.73%	1.60%	33.43%
	2008	4	7.21	27	9.40%	1.60%	(27.92)%
Franklin Income Securities (AnnuiChoice ™)
	2011	12	18.25	220	6.13%	1.00%	1.36%
	2010	18	18.00	326	6.56%	1.00%	11.55%
	2009	28	16.14	453	8.03%	1.00%	34.24%
	2008	31	12.02	376	6.41%	1.00%	(30.36)%
	2007	34	17.27	595	3.76%	1.00%	2.71%
Franklin Income Securities (AnnuiChoice II ™)
	2011	32	11.47	363	5.93%	1.15%	1.21%
	2010	29	11.33	326	7.00%	1.15%	11.38%
	2009	21	10.17	218	7.68%	1.15%	34.04%
	2008	17	7.59	130	7.77%	1.15%	(30.47)%
	2007	12	10.91	133	3.61%	1.15%	2.56%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (GrandMaster flex3 ™)
	2011	100	$17.36	$1,730	5.88%	1.55%	0.80%
	2010	121	17.22	2,084	6.58%	1.55%	10.93%
	2009	141	15.52	2,183	7.87%	1.55%	33.50%
	2008	174	11.63	2,021	6.10%	1.55%	(30.75)%
	2007	198	16.79	3,321	3.52%	1.55%	2.14%
Franklin Income Securities (Grandmaster ™)
	2011	73	17.68	1,284	5.43%	1.35%	1.01%
	2010	86	17.50	1,497	6.64%	1.35%	11.15%
	2009	111	15.75	1,744	7.23%	1.35%	33.77%
	2008	163	11.77	1,917	6.28%	1.35%	(30.61)%
	2007	204	16.96	3,455	3.84%	1.35%	2.35%
Franklin Income Securities (IQ Annuity ™)
	2011	67	17.52	1,167	6.12%	1.45%	0.90%
	2010	71	17.36	1,227	6.74%	1.45%	11.04%
	2009	77	15.63	1,207	8.12%	1.45%	33.63%
	2008	92	11.70	1,073	6.46%	1.45%	(30.68)%
	2007	130	16.88	2,194	3.37%	1.45%	2.25%
Franklin Income Securities (Pinnacle Plus ™)
	2011	70	15.27	1,065	5.50%	1.67%	0.68%
	2010	101	15.17	1,529	6.70%	1.67%	10.79%
	2009	122	13.69	1,670	7.91%	1.67%	33.33%
	2008	151	10.27	1,555	6.28%	1.67%	(30.83)%
	2007	185	14.84	2,743	3.61%	1.67%	2.02%
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)
	2011	*-	10.40	*-	0.00%	1.15%	1.21%
	2010	1	10.28	12	0.00%	1.15%	2.78%
Franklin Large Cap Growth Securities (Advantedge ™)
	2011	13	9.43	120	0.83%	1.60%	(3.08)%
	2010	8	9.73	77	0.79%	1.60%	9.81%
	2009	7	8.86	63	0.70%	1.60%	27.66%
	2008	1	6.94	10	0.00%	1.60%	(30.56)%
Franklin Large Cap Growth Securities (AnnuiChoice ™)
	2011	3	13.29	36	0.95%	1.00%	(2.49)%
	2010	4	13.63	54	0.76%	1.00%	10.47%
	2009	7	12.33	87	1.15%	1.00%	28.44%
	2008	4	9.60	35	3.42%	1.00%	(35.18)%
	2007	4	14.82	61	0.63%	1.00%	5.16%
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)
	2011	2	12.64	22	0.58%	1.55%	(3.03)%
	2010	4	13.03	53	1.06%	1.55%	9.86%
	2009	6	11.86	67	1.33%	1.55%	27.72%
	2008	9	9.29	88	3.93%	1.55%	(35.55)%
	2007	20	14.41	290	0.71%	1.55%	4.58%
Franklin Large Cap Growth Securities (Grandmaster ™)
	2011	3	12.87	38	0.82%	1.35%	(2.83)%
	2010	5	13.25	63	0.82%	1.35%	10.08%
	2009	5	12.03	59	1.36%	1.35%	27.98%
	2008	5	9.40	52	3.64%	1.35%	(35.42)%
	2007	19	14.56	277	0.72%	1.35%	4.79%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (IQ Annuity ™)
	2011	17	$12.75	$213	0.68%	1.45%	(2.93)%
	2010	17	13.14	221	0.81%	1.45%	9.97%
	2009	19	11.95	226	1.34%	1.45%	27.85%
	2008	22	9.34	202	3.57%	1.45%	(35.48)%
	2007	29	14.48	426	0.68%	1.45%	4.68%
Franklin Large Cap Growth Securities (Pinnacle Plus ™)
	2011	21	11.41	239	1.07%	1.67%	(3.15)%
	2010	23	11.79	267	0.73%	1.67%	9.73%
	2009	21	10.74	228	1.34%	1.67%	27.57%
	2008	21	8.42	178	3.55%	1.67%	(35.63)%
	2007	35	13.08	458	0.65%	1.67%	4.45%
Franklin Large Cap Growth Securities (AnnuiChoice II ™)
	2011	12	10.12	119	0.72%	1.15%	(2.64)%
	2010	10	10.40	107	0.82%	1.15%	10.31%
	2009	10	9.43	90	1.35%	1.15%	28.24%
	2008	9	7.35	68	3.52%	1.15%	(35.28)%
	2007	9	11.36	99	0.94%	1.15%	5.00%
Franklin Mutual Shares Securities (AnnuiChoice ™)
	2011	27	14.98	409	2.75%	1.00%	(2.03)%
	2010	37	15.29	568	1.72%	1.00%	10.08%
	2009	30	13.89	423	1.94%	1.00%	24.79%
	2008	42	11.13	468	4.07%	1.00%	(37.74)%
	2007	64	17.88	1,142	1.91%	1.00%	2.44%
Franklin Mutual Shares Securities (Advantedge ™)
	2011	135	8.78	1,187	2.47%	1.60%	(2.62)%
	2010	100	9.01	899	1.68%	1.60%	9.42%
	2009	58	8.24	475	2.27%	1.60%	24.03%
	2008	17	6.64	111	7.31%	1.60%	(33.60)%
Franklin Mutual Shares Securities (AnnuiChoice II ™)
	2011	19	9.20	173	3.01%	1.15%	(2.18)%
	2010	16	9.41	151	1.53%	1.15%	9.92%
	2009	14	8.56	119	1.99%	1.15%	24.60%
	2008	13	6.87	87	3.77%	1.15%	(37.83)%
	2007	23	11.05	257	1.75%	1.15%	2.28%
Franklin Mutual Shares Securities (GrandMaster flex3 ™)
	2011	71	14.25	1,011	2.27%	1.55%	(2.57)%
	2010	83	14.62	1,214	1.58%	1.55%	9.47%
	2009	91	13.36	1,216	1.86%	1.55%	24.10%
	2008	113	10.76	1,212	3.93%	1.55%	(38.09)%
	2007	123	17.39	2,146	2.01%	1.55%	1.87%
Franklin Mutual Shares Securities (IQ Annuity ™)
	2011	21	14.38	304	2.32%	1.45%	(2.47)%
	2010	24	14.74	353	1.51%	1.45%	9.58%
	2009	25	13.45	336	2.04%	1.45%	24.22%
	2008	25	10.83	266	3.18%	1.45%	(38.02)%
	2007	52	17.47	904	1.94%	1.45%	1.97%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (Pinnacle Plus ™)
	2011	58	$12.97	$750	2.30%	1.67%	(2.69)%
	2010	79	13.32	1,048	1.50%	1.67%	9.34%
	2009	94	12.19	1,145	1.92%	1.67%	23.95%
	2008	104	9.83	1,019	3.81%	1.67%	(38.16)%
	2007	128	15.90	2,031	2.17%	1.67%	1.74%
Franklin Mutual Shares Securities Standard (IQ Advisor ™)
	2011	1	12.56	11	2.39%	0.60%	(1.63)%
	2010	1	12.77	12	1.59%	0.60%	10.53%
	2009	1	11.55	11	1.95%	0.60%	25.29%
	2008	1	9.22	8	3.89%	0.60%	(37.49)%
	2007	1	14.75	13	2.05%	0.60%	2.86%
Franklin Mutual Shares Securities(Grandmaster ™)
	2011	77	14.51	1,123	2.40%	1.35%	(2.37)%
	2010	81	14.86	1,203	1.49%	1.35%	9.70%
	2009	118	13.55	1,598	1.85%	1.35%	24.35%
	2008	151	10.90	1,649	3.92%	1.35%	(37.96)%
	2007	180	17.56	3,166	1.72%	1.35%	2.08%
Franklin Small Cap Value Securities (Advantedge ™)
	2011	8	10.45	84	1.00%	1.60%	(5.30)%
	2010	11	11.04	118	0.75%	1.60%	26.17%
	2009	10	8.75	89	1.27%	1.60%	27.09%
Franklin Small Cap Value Securities (AnnuiChoice II ™)
	2011	3	9.07	28	0.25%	1.15%	(4.86)%
	2010	1	9.53	7	0.83%	1.15%	26.75%
	2009	*-	7.52	1	0.00%	1.15%	27.67%
Franklin Small Cap Value Securities (AnnuiChoice ™)
	2011	13	9.13	116	0.69%	1.00%	(4.72)%
	2010	13	9.58	129	0.78%	1.00%	26.94%
	2009	17	7.55	126	1.78%	1.00%	27.87%
	2008	12	5.90	70	1.82%	1.00%	(33.69)%
	2007	*-	8.90	1	0.00%	1.00%	(10.96)%
Franklin Small Cap Value Securities (Grandmaster ™)
	2011	100	8.98	895	0.69%	1.35%	(5.06)%
	2010	127	9.46	1,200	0.77%	1.35%	26.49%
	2009	118	7.48	882	1.60%	1.35%	27.41%
	2008	127	5.87	747	2.04%	1.35%	(33.92)%
Franklin Small Cap Value Securities (GrandmasterFlex3 ™)
	2011	8	8.90	68	0.72%	1.55%	(5.25)%
	2010	8	9.39	78	0.78%	1.55%	26.24%
	2009	8	7.44	60	1.63%	1.55%	27.16%
	2008	7	5.85	44	1.43%	1.55%	(34.06)%
	2007	6	8.87	55	1.45%	1.55%	(11.30)%
Franklin Small Cap Value Securities (IQ3 ™)
	2011	9	8.94	83	0.67%	1.45%	(5.15)%
	2010	10	9.42	91	0.69%	1.45%	26.37%
	2009	6	7.46	42	1.61%	1.45%	27.28%
	2008	1	5.86	7	1.83%	1.45%	(33.99)%
	2007	1	8.88	10	1.18%	1.45%	(11.24)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (Pinnacle Plus ™)
	2011	29	$8.85	$256	0.47%	1.67%	(5.36)%
	2010	110	9.35	1,031	1.00%	1.67%	26.08%
	2009	35	7.41	260	1.45%	1.67%	27.00%
	2008	63	5.84	365	1.94%	1.67%	(34.14)%
	2007	2	8.86	14	0.00%	1.67%	(11.37)%
Templeton Foreign Securities Fund (Advantedge ™)
	2011	40	8.21	326	1.81%	1.60%	(12.06)%
	2010	27	9.34	248	1.85%	1.60%	6.67%
	2009	9	8.76	78	2.71%	1.60%	34.85%
	2008	5	6.49	33	0.00%	1.60%	(35.07)%
Templeton Foreign Securities Fund (GrandMaster flex3 ™)
	2011	17	16.19	269	1.91%	1.55%	(12.02)%
	2010	19	18.40	356	1.94%	1.55%	6.73%
	2009	24	17.24	406	3.48%	1.55%	34.92%
	2008	30	12.78	388	3.32%	1.55%	(41.31)%
	2007	34	21.77	749	2.03%	1.55%	13.66%
Templeton Foreign Securities Fund (Grandmaster ™)
	2011	16	16.49	259	1.28%	1.35%	(11.84)%
	2010	18	18.70	328	1.34%	1.35%	6.95%
	2009	25	17.49	430	2.25%	1.35%	35.19%
	2008	13	12.94	166	3.54%	1.35%	(41.19)%
	2007	13	21.99	292	1.69%	1.35%	13.89%
Templeton Foreign Securities Fund (Pinnacle Plus ™)
	2011	36	14.89	535	2.17%	1.67%	(12.12)%
	2010	37	16.95	632	1.63%	1.67%	6.60%
	2009	60	15.90	958	2.88%	1.67%	34.76%
	2008	42	11.80	490	3.29%	1.67%	(41.38)%
	2007	51	20.12	1,032	2.08%	1.67%	13.52%
Templeton Foreign Securities Fund (AnnuiChoice ™)
	2011	4	17.02	72	1.93%	1.00%	(11.53)%
	2010	5	19.24	96	1.67%	1.00%	7.32%
	2009	8	17.93	145	3.05%	1.00%	35.67%
	2008	10	13.21	132	2.81%	1.00%	(40.98)%
	2007	6	22.38	134	1.93%	1.00%	14.30%
Templeton Foreign Securities Fund (AnnuiChoice II ™)
	2011	14	9.46	134	1.86%	1.15%	(11.66)%
	2010	13	10.70	136	2.02%	1.15%	7.16%
	2009	8	9.99	80	2.26%	1.15%	35.47%
	2008	3	7.37	22	3.82%	1.15%	(41.07)%
	2007	2	12.51	21	1.58%	1.15%	14.12%
Templeton Growth Securities (Advantedge ™)
	2011	11	7.88	84	1.34%	1.60%	(8.46)%
	2010	8	8.61	73	1.43%	1.60%	5.68%
	2009	6	8.15	51	2.90%	1.60%	29.01%
	2008	4	6.31	27	3.29%	1.60%	(36.86)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (AnnuiChoice ™)
	2011	*-	$13.79	$5	2.46%	1.00%	(7.90)%
	2010	6	14.97	92	1.56%	1.00%	6.32%
	2009	2	14.08	31	3.39%	1.00%	29.79%
	2008	5	10.85	55	2.12%	1.00%	(42.90)%
	2007	6	19.00	119	1.92%	1.00%	1.32%
Templeton Growth Securities (AnnuiChoice II ™)
	2011	6	8.04	51	1.34%	1.15%	(8.04)%
	2010	5	8.74	40	1.37%	1.15%	6.16%
	2009	3	8.24	29	2.93%	1.15%	29.60%
	2008	4	6.36	26	2.04%	1.15%	(42.99)%
	2007	3	11.15	39	1.56%	1.15%	1.16%
Templeton Growth Securities (GrandMaster flex3 ™)
	2011	47	13.11	622	1.37%	1.55%	(8.41)%
	2010	58	14.32	824	1.36%	1.55%	5.73%
	2009	66	13.54	899	3.14%	1.55%	29.07%
	2008	77	10.49	803	2.11%	1.55%	(43.22)%
	2007	84	18.48	1,560	1.61%	1.55%	0.75%
Templeton Growth Securities (Grandmaster ™)
	2011	18	13.35	246	0.61%	1.35%	(8.23)%
	2010	22	14.55	318	0.94%	1.35%	5.95%
	2009	23	13.73	322	3.09%	1.35%	29.33%
	2008	23	10.62	246	2.12%	1.35%	(43.10)%
	2007	22	18.66	415	1.79%	1.35%	0.96%
Templeton Growth Securities (IQ Annuity ™)
	2011	53	13.23	696	1.34%	1.45%	(8.32)%
	2010	57	14.43	826	1.37%	1.45%	5.84%
	2009	58	13.64	785	3.14%	1.45%	29.20%
	2008	63	10.55	665	1.53%	1.45%	(43.16)%
	2007	48	18.57	885	1.44%	1.45%	0.86%
Templeton Growth Securities (Pinnacle Plus ™)
	2011	24	12.00	292	1.55%	1.67%	(8.53)%
	2010	38	13.12	500	1.16%	1.67%	5.60%
	2009	65	12.42	808	2.64%	1.67%	28.92%
	2008	43	9.64	413	2.08%	1.67%	(43.29)%
	2007	62	16.99	1,056	1.65%	1.67%	0.63%
Templeton Growth Securities Standard (IQ Advisor ™)
	2011	*-	11.09	5	1.40%	0.60%	(7.53)%
	2010	*-	12.00	5	1.37%	0.60%	6.75%
	2009	*-	11.24	5	3.15%	0.60%	30.32%
	2008	*-	8.62	4	2.06%	0.60%	(42.67)%
	2007	*-	15.04	7	1.65%	0.60%	1.73%
Invesco Van Kampen VI Comstock (AnnuiChoice ™)
	2011	1	14.81	19	2.19%	1.00%	(3.08)%
	2010	2	15.28	26	0.12%	1.00%	14.54%
	2009	2	13.34	25	4.80%	1.00%	27.12%
	2008	8	10.49	88	2.71%	1.00%	(36.45)%
	2007	7	16.51	111	1.67%	1.00%	(3.31)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)
	2011	6	$14.08	$80	1.54%	1.55%	(3.62)%
	2010	8	14.61	113	0.15%	1.55%	13.91%
	2009	11	12.83	142	4.10%	1.55%	26.42%
	2008	17	10.15	175	2.85%	1.55%	(36.80)%
	2007	17	16.06	276	1.73%	1.55%	(3.85)%
Invesco Van Kampen VI Comstock (Grandmaster ™)
	2011	5	14.34	67	1.47%	1.35%	(3.43)%
	2010	6	14.85	82	0.13%	1.35%	14.14%
	2009	6	13.01	72	4.34%	1.35%	26.68%
	2008	6	10.27	65	2.69%	1.35%	(36.67)%
	2007	7	16.22	112	1.76%	1.35%	(3.65)%
Invesco Van Kampen VI Comstock (IQ Annuity ™)
	2011	1	14.21	17	1.16%	1.45%	(3.52)%
	2010	2	14.73	23	0.13%	1.45%	14.02%
	2009	2	12.92	22	4.23%	1.45%	26.55%
	2008	5	10.21	47	3.32%	1.45%	(36.74)%
	2007	9	16.14	138	1.61%	1.45%	(3.75)%
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)
	2011	16	12.76	204	3.33%	1.67%	(3.74)%
	2010	61	13.26	809	0.03%	1.67%	13.77%
	2009	14	11.65	162	4.22%	1.67%	26.26%
	2008	18	9.23	166	3.08%	1.67%	(36.88)%
	2007	21	14.62	314	1.64%	1.67%	(3.97)%
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)
	2011	2	9.31	20	1.39%	1.15%	(3.23)%
	2010	1	9.62	9	0.13%	1.15%	14.37%
	2009	1	8.41	9	2.89%	1.15%	26.93%
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)
	2011	*-	13.69	*-	0.00%	1.55%	(7.84)%
	2010	*-	14.86	5	0.00%	1.55%	17.71%
	2009	*-	12.62	4	0.00%	1.55%	63.08%
	2008	1	7.74	6	0.19%	1.55%	(49.91)%
	2007	1	15.45	11	0.00%	1.55%	14.83%
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)
	2011	*-	14.39	5	0.00%	1.00%	(7.32)%
	2010	*-	15.53	6	0.00%	1.00%	18.37%
	2009	*-	13.12	5	0.00%	1.00%	63.99%
	2008	*-	8.00	*-	0.23%	1.00%	(49.63)%
	2007	1	15.88	9	0.00%	1.00%	15.47%
Invesco Van Kampen VI Capital Growth (Grandmaster ™)
	2011	6	13.94	78	0.00%	1.35%	(7.65)%
	2010	5	15.10	76	0.00%	1.35%	17.95%
	2009	13	12.80	169	0.00%	1.35%	63.41%
	2008	*-	7.83	*-	0.29%	1.35%	(49.80)%
	2007	*-	15.60	*-	0.00%	1.35%	15.06%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)
	2011	10	$12.01	$117	0.00%	1.67%	(7.95)%
	2010	58	13.05	761	0.00%	1.67%	17.57%
	2009	47	11.10	517	0.00%	1.67%	62.88%
	2008	11	6.81	75	0.18%	1.67%	(49.97)%
	2007	23	13.62	310	0.00%	1.67%	14.69%
Invesco Van Kampen VI Capital Growth (Advantedge ™)
	2011	4	9.88	36	0.00%	1.60%	(7.88)%
	2010	1	10.73	16	0.00%	1.60%	17.66%
	2009	1	9.12	10	0.00%	1.60%	63.00%
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)
	2011	1	11.20	8	0.00%	1.15%	(7.46)%
	2010	1	12.10	11	0.00%	1.15%	18.19%
	2009	*-	10.24	5	0.00%	1.15%	63.74%
Invesco Van Kampen VI Mid Cap (Advantedge ™)
	2011	34	9.95	340	0.78%	1.60%	(0.78)%
	2010	16	10.02	159	0.83%	1.60%	20.23%
	2009	18	8.34	150	0.62%	1.60%	36.94%
	2008	2	6.09	10	0.00%	1.60%	(39.11)%
Invesco Van Kampen VI Mid Cap (Grandmaster ™)
	2011	3	10.04	34	0.02%	1.35%	(0.53)%
	2010	12	10.09	116	1.07%	1.35%	20.53%
	2009	9	8.37	74	2.45%	1.35%	37.28%
	2008	1	6.10	5	73.72%	1.35%	(39.01)%
Invesco Van Kampen VI Mid Cap (Pinnacle Plus ™)
	2011	13	9.92	131	0.20%	1.67%	(0.85)%
	2010	71	10.01	712	1.24%	1.67%	20.14%
	2009	2	8.33	20	0.00%	1.67%	36.84%
	2008	16	6.09	97	11.02%	1.67%	(39.14)%
Invesco Van Kampen VI Mid Cap (IQ Annuity ™)
	2011	1	10.00	10	0.64%	1.45%	(0.63)%
	2010	1	10.07	10	0.26%	1.45%	20.41%
	2009	*-	8.36	1	0.00%	1.45%	37.14%
Invesco Van Kampen VI Mid Cap (AnnuiChoice II ™)
	2011	6	10.11	57	0.59%	1.15%	(0.33)%
	2010	2	10.15	20	0.82%	1.15%	20.78%
	2009	2	8.40	17	0.23%	1.15%	37.56%
Van Kampen UIF Emerging Markets Debt (Advantedge ™)
	2011	12	12.21	151	4.96%	1.60%	5.18%
	2010	13	11.61	148	4.33%	1.60%	7.99%
	2009	6	10.75	62	5.92%	1.60%	28.03%
	2008	3	8.40	24	15.29%	1.60%	(16.05)%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2011	12	12.71	156	4.52%	1.00%	5.82%
	2010	18	12.01	211	4.19%	1.00%	8.65%
	2009	11	11.06	116	4.67%	1.00%	28.81%
	2008	2	8.58	18	16.76%	1.00%	(15.83)%
	2007	1	10.20	10	0.00%	1.00%	2.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2011	5	$12.62	$63	3.95%	1.15%	5.66%
	2010	4	11.95	44	3.99%	1.15%	8.48%
	2009	4	11.01	39	4.85%	1.15%	28.62%
	2008	1	8.56	8	16.91%	1.15%	(15.96)%
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)
	2011	1	21.06	25	4.58%	1.35%	5.45%
	2010	1	19.97	23	3.93%	1.35%	8.26%
	2009	1	18.44	26	7.52%	1.35%	28.36%
	2008	1	14.37	18	9.41%	1.35%	(16.13)%
	2007	1	17.13	23	7.86%	1.35%	4.95%
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 ™)
	2011	9	12.39	117	4.71%	1.55%	5.23%
	2010	10	11.77	112	4.08%	1.55%	8.04%
	2009	9	10.89	99	7.50%	1.55%	28.10%
	2008	11	8.50	95	8.61%	1.55%	(16.30)%
	2007	20	10.16	199	1.40%	1.55%	1.61%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2011	5	20.86	105	4.90%	1.45%	5.34%
	2010	6	19.81	111	4.07%	1.45%	8.15%
	2009	6	18.31	103	7.89%	1.45%	28.23%
	2008	9	14.28	125	8.94%	1.45%	(16.22)%
	2007	13	17.05	230	0.00%	1.45%	4.84%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)
	2011	244	18.06	4,414	7.43%	1.67%	5.11%
	2010	17	17.18	285	4.13%	1.67%	7.91%
	2009	17	15.92	277	8.43%	1.67%	27.94%
	2008	18	12.44	218	9.17%	1.67%	(16.40)%
	2007	22	14.88	326	7.75%	1.67%	4.61%
Van Kampen UIF Emerging Markets Equity (Advantedge ™)
	2011	46	7.34	338	0.42%	1.60%	(19.54)%
	2010	34	9.13	310	0.61%	1.60%	17.05%
	2009	23	7.80	180	0.00%	1.60%	67.40%
	2008	10	4.66	47	7.51%	1.60%	(53.42)%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)
	2011	10	30.23	291	0.34%	1.00%	(19.05)%
	2010	10	37.34	359	0.54%	1.00%	17.76%
	2009	18	31.71	567	0.00%	1.00%	68.42%
	2008	10	18.83	181	7.62%	1.00%	(57.18)%
	2007	22	43.96	966	0.88%	1.00%	39.05%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)
	2011	11	28.75	318	0.39%	1.55%	(19.50)%
	2010	16	35.72	571	0.58%	1.55%	17.11%
	2009	26	30.50	782	0.00%	1.55%	67.48%
	2008	28	18.21	502	7.56%	1.55%	(57.42)%
	2007	34	42.76	1,433	0.72%	1.55%	38.27%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)
	2011	22	$29.28	$653	0.36%	1.35%	(19.34)%
	2010	29	36.30	1,070	0.56%	1.35%	17.34%
	2009	38	30.93	1,176	0.00%	1.35%	67.82%
	2008	31	18.43	570	9.30%	1.35%	(57.33)%
	2007	18	43.20	760	0.65%	1.35%	38.56%
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)
	2011	12	29.01	350	0.35%	1.45%	(19.42)%
	2010	13	36.01	474	0.59%	1.45%	17.22%
	2009	12	30.72	381	0.00%	1.45%	67.65%
	2008	13	18.32	234	6.83%	1.45%	(57.37)%
	2007	10	42.98	439	0.66%	1.45%	38.41%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)
	2011	31	24.98	763	0.38%	1.67%	(19.60)%
	2010	40	31.07	1,238	0.52%	1.67%	16.96%
	2009	55	26.56	1,460	0.00%	1.67%	67.28%
	2008	31	15.88	485	7.88%	1.67%	(57.47)%
	2007	35	37.33	1,308	0.82%	1.67%	38.10%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)
	2011	5	11.37	58	0.37%	1.15%	(19.17)%
	2010	7	14.07	100	0.58%	1.15%	17.58%
	2009	8	11.97	90	0.00%	1.15%	68.16%
	2008	5	7.12	36	8.01%	1.15%	(57.24)%
	2007	20	16.65	329	0.78%	1.15%	38.84%
Van Kampen UIF U.S. Real Estate (Advantedge ™)
	2011	19	10.30	191	0.45%	1.60%	3.98%
	2010	9	9.91	85	1.70%	1.60%	27.46%
	2009	4	7.77	34	2.37%	1.60%	26.44%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2011	13	8.08	106	0.64%	1.00%	4.61%
	2010	18	7.72	139	1.77%	1.00%	28.23%
	2009	2	6.02	14	0.63%	1.00%	27.21%
	2008	26	4.73	122	8.13%	1.00%	(38.68)%
	2007	1	7.72	6	5.60%	1.00%	(22.80)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2011	25	8.02	199	0.62%	1.15%	4.45%
	2010	20	7.68	151	1.91%	1.15%	28.04%
	2009	7	6.00	43	2.85%	1.15%	27.02%
	2008	7	4.72	31	9.81%	1.15%	(38.77)%
	2007	9	7.71	70	2.22%	1.15%	(22.88)%
Van Kampen UIF U.S. Real Estate (Grandmaster ™)
	2011	4	23.68	94	0.70%	1.35%	4.24%
	2010	16	22.71	368	2.00%	1.35%	27.78%
	2009	13	17.78	237	2.16%	1.35%	26.76%
	2008	25	14.02	344	10.97%	1.35%	(38.90)%
	2007	15	22.95	339	2.01%	1.35%	(18.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 ™)
	2011	10	$7.87	$81	0.55%	1.55%	4.03%
	2010	11	7.57	83	2.00%	1.55%	27.52%
	2009	12	5.93	72	3.07%	1.55%	26.50%
	2008	13	4.69	59	8.90%	1.55%	(39.02)%
	2007	12	7.69	93	2.52%	1.55%	(23.09)%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2011	6	23.46	141	0.54%	1.45%	4.13%
	2010	7	22.53	150	2.00%	1.45%	27.65%
	2009	7	17.65	121	2.54%	1.45%	26.63%
	2008	7	13.94	99	7.19%	1.45%	(38.96)%
	2007	5	22.83	116	1.01%	1.45%	(18.48)%
Van Kampen UIF U.S. Real Estate (Pinnacle Plus ™)
	2011	30	19.84	598	0.39%	1.67%	3.90%
	2010	75	19.09	1,434	2.31%	1.67%	27.37%
	2009	40	14.99	601	2.72%	1.67%	26.35%
	2008	55	11.86	655	9.08%	1.67%	(39.09)%
	2007	44	19.48	856	1.93%	1.67%	(18.66)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)
	2011	10	8.43	81	5.16%	1.60%	(15.74)%
BlackRock Capital Appreciation VI (AnnuiChoice II™)
	2011	1	8.45	6	5.17%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice™)
	2011	1	8.46	6	5.16%	1.00%	(15.40)%
BlackRock Global Allocation VI (Advantedge™)
	2011	58	8.92	514	9.28%	1.60%	(10.77)%
BlackRock Global Allocation VI (AnnuiChoice II™)
	2011	4	8.95	39	9.26%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice™)
	2011	22	8.96	195	7.12%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3 ™)
	2011	4	8.93	33	9.08%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster™)
	2011	1	8.94	9	9.08%	1.35%	(10.62)%
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity (Advantedge™)
	2011	1	8.28	6	0.00%	1.60%	(17.17)%
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)
	2011	1	8.29	8	0.00%	1.55%	(17.14)%
Columbia VIT MidCap Value Opportunity (Grandmaster™)
	2011	5	8.30	44	0.00%	1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)
	2011	11	8.28	89	0.00%	1.67%	(17.21)%
Columbia VIT Small Cap (Grandmaster ™)
	2011	5	14.46	72	11.80%	1.35%	(7.40)%
	2010	3	15.62	51	1.10%	1.35%	24.76%
	2009	2	12.52	28	0.00%	1.35%	25.18%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT Small Cap (Advantedge ™)
	2011	18	$14.36	$263	18.44%	1.60%	(7.63)%
	2010	4	15.55	66	0.66%	1.60%	24.44%
	2009	1	12.50	13	0.00%	1.60%	24.97%
Columbia VIT Small Cap (AnniChoice II ™)
	2011	1	14.54	11	17.99%	1.15%	(7.21)%
	2010	*-	15.67	3	0.00%	1.15%	25.01%
Columbia VIT Small Cap (Pinnacle Plus ™)
	2011	7	14.34	105	16.05%	1.67%	(7.69)%
	2010	13	15.53	197	0.58%	1.67%	24.36%
	2009	*-	12.49	2	0.00%	1.67%	24.91%
DWS Small Cap Index VIP (AnnuiChoice ™)
	2011	4	14.36	55	0.64%	1.00%	(5.53)%
	2010	5	15.20	74	0.77%	1.00%	24.85%
	2009	8	12.17	102	1.67%	1.00%	25.01%
	2008	10	9.74	98	2.57%	1.00%	(34.99)%
	2007	9	14.98	138	1.02%	1.00%	(3.14)%
DWS Small Cap Index VIP (AnnuiChoice II ™)
	2011	3	10.05	28	0.89%	1.15%	(5.67)%
	2010	2	10.65	18	0.67%	1.15%	24.66%
	2009	2	8.54	19	1.67%	1.15%	24.82%
	2008	2	6.84	15	2.01%	1.15%	(35.08)%
	2007	1	10.54	12	1.03%	1.15%	(3.29)%
DWS Small Cap Index VIP (GrandMaster flex3 ™)
	2011	5	14.67	67	0.61%	1.55%	(6.05)%
	2010	6	15.61	92	0.65%	1.55%	24.16%
	2009	7	12.58	93	1.70%	1.55%	24.31%
	2008	11	10.12	115	2.63%	1.55%	(35.35)%
	2007	12	15.65	191	1.00%	1.55%	(3.68)%
DWS Small Cap Index VIP (Grandmaster ™)
	2011	1	12.52	18	0.63%	1.35%	(5.86)%
	2010	1	13.30	18	0.60%	1.35%	24.41%
	2009	2	10.69	18	1.35%	1.35%	24.57%
	2008	2	8.58	16	1.95%	1.35%	(35.22)%
	2007	1	13.25	17	0.43%	1.35%	(3.49)%
DWS Small Cap Index VIP (IQ3 ™)
	2011	8	13.63	104	0.62%	1.45%	(5.96)%
	2010	7	14.49	103	0.64%	1.45%	24.28%
	2009	7	11.66	77	1.55%	1.45%	24.44%
	2008	7	9.37	62	2.61%	1.45%	(35.28)%
	2007	7	14.48	103	0.98%	1.45%	(3.59)%
DWS Small Cap Index VIP (Pinnacle Plus ™)
	2011	17	14.12	239	0.57%	1.67%	(6.17)%
	2010	22	15.05	334	0.64%	1.67%	24.00%
	2009	24	12.13	294	1.68%	1.67%	24.16%
	2008	29	9.77	281	2.65%	1.67%	(35.43)%
	2007	35	15.13	534	1.05%	1.67%	(3.80)%
DWS Small Cap Index VIP (Advantedge ™)
	2011	*-	10.34	2	0.58%	1.60%	(6.10)%
	2010	*-	11.01	2	0.88%	1.60%	24.09%
	2009	1	8.87	6	1.42%	1.60%	24.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Pimco VIT All Asset (Advantedge ™)
	2011	32	$11.03	$350	8.01%	1.60%	0.30%
	2010	27	11.00	296	7.09%	1.60%	11.20%
	2009	17	9.89	170	27.73%	1.60%	19.49%
Pimco VIT All Asset (AnnuiChoice ™)
	2011	6	11.20	64	7.65%	1.00%	0.91%
	2010	6	11.10	64	6.24%	1.00%	11.88%
	2009	7	9.92	65	6.91%	1.00%	20.21%
	2008	6	8.25	53	8.05%	1.00%	(17.50)%
Pimco VIT All Asset (AnnuiChoice II ™)
	2011	32	11.23	356	7.66%	1.15%	0.76%
	2010	29	11.14	319	6.83%	1.15%	11.71%
	2009	17	9.98	171	6.94%	1.15%	20.03%
	2008	16	8.31	136	8.55%	1.15%	(16.88)%
Pimco VIT All Asset (Grandmaster ™)
	2011	103	11.05	1,134	8.03%	1.35%	0.55%
	2010	106	10.99	1,161	8.51%	1.35%	11.48%
	2009	*-	9.86	3	48.81%	1.35%	19.79%
Pimco VIT All Asset (GrandMaster flex3 ™)
	2011	21	10.97	226	7.86%	1.55%	0.35%
	2010	14	10.93	156	8.16%	1.55%	11.25%
	2009	*-	9.83	5	79.78%	1.55%	19.55%
Pimco VIT All Asset (IQ Annuity ™)
	2011	14	11.01	153	7.67%	1.45%	0.45%
	2010	13	10.96	146	7.23%	1.45%	11.37%
	2009	8	9.84	78	7.22%	1.45%	19.67%
	2008	3	8.22	26	11.80%	1.45%	(17.75)%
Pimco VIT All Asset (Pinnacle Plus ™)
	2011	18	10.92	195	7.31%	1.67%	0.23%
	2010	20	10.90	214	7.10%	1.67%	11.12%
	2009	9	9.81	84	7.49%	1.67%	19.40%
	2008	21	8.21	174	8.86%	1.67%	(17.88)%
Pimco VIT Commodity Real Return Strategy (Advantedge ™)
	2011	62	7.42	463	15.54%	1.60%	(9.02)%
	2010	46	8.16	379	18.54%	1.60%	22.26%
	2009	18	6.67	123	14.01%	1.60%	39.35%
	2008	9	4.79	45	8.34%	1.60%	(52.12)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)
	2011	5	7.54	41	14.76%	1.00%	(8.47)%
	2010	7	8.23	59	18.85%	1.00%	23.01%
	2009	4	6.69	28	12.30%	1.00%	40.20%
	2008	2	4.77	10	7.53%	1.00%	(52.26)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)
	2011	28	7.55	211	14.13%	1.15%	(8.60)%
	2010	29	8.26	243	19.17%	1.15%	22.82%
	2009	11	6.73	75	16.16%	1.15%	39.99%
	2008	5	4.81	22	11.42%	1.15%	(51.93)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)
	2011	61	$7.44	$452	14.89%	1.35%	(8.79)%
	2010	65	8.16	534	17.84%	1.35%	22.57%
	2009	49	6.65	326	13.59%	1.35%	39.71%
	2008	9	4.76	42	11.04%	1.35%	(52.37)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)
	2011	10	7.38	71	14.48%	1.55%	(8.97)%
	2010	10	8.11	81	18.88%	1.55%	22.33%
	2009	8	6.63	52	15.23%	1.55%	39.42%
	2008	2	4.76	10	9.08%	1.55%	(52.44)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)
	2011	22	7.41	166	14.35%	1.45%	(8.88)%
	2010	24	8.13	193	17.02%	1.45%	22.45%
	2009	24	6.64	161	12.66%	1.45%	39.56%
	2008	18	4.76	84	12.23%	1.45%	(52.41)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)
	2011	56	7.35	410	15.05%	1.67%	(9.08)%
	2010	63	8.09	513	18.92%	1.67%	22.18%
	2009	19	6.62	125	9.87%	1.67%	39.25%
	2008	17	4.75	82	6.52%	1.67%	(52.48)%
Pimco VIT Low Duration (IQ Annuity ™)
	2011	59	11.16	663	2.33%	1.45%	(0.45)%
	2010	10	11.21	118	2.01%	1.45%	3.66%
	2009	4	10.81	42	8.33%	1.45%	11.57%
	2008	2	9.69	15	10.23%	1.45%	(3.08)%
Pimco VIT Low Duration (Grandmaster ™)
	2011	6	11.20	66	1.45%	1.35%	(0.35)%
	2010	7	11.24	84	1.88%	1.35%	3.77%
	2009	1	10.83	8	7.96%	1.35%	11.68%
Pimco VIT Low Duration (GrandMaster flex3 ™)
	2011	14	11.12	158	1.70%	1.55%	(0.55)%
	2010	16	11.18	181	1.89%	1.55%	3.56%
	2009	9	10.80	101	11.51%	1.55%	11.46%
Pimco VIT Low Duration (Advantedge ™)
	2011	49	11.06	540	1.90%	1.60%	(0.60)%
	2010	29	11.12	322	2.12%	1.60%	3.50%
	2009	7	10.75	80	7.62%	1.60%	11.40%
Pimco VIT Low Duration (AnnuiChoice II ™)
	2011	9	11.25	98	1.59%	1.15%	(0.15)%
	2010	9	11.27	102	2.39%	1.15%	3.98%
	2009	*-	10.84	5	9.99%	1.15%	11.91%
Pimco VIT Low Duration (AnnuiChoice ™)
	2011	3	11.35	38	2.20%	1.00%	0.00%
	2010	20	11.35	223	1.81%	1.00%	4.13%
	2009	29	10.90	313	11.35%	1.00%	12.08%
Pimco VIT Low Duration (Pinnacle Plus ™)
	2011	40	11.07	438	1.76%	1.67%	(0.67)%
	2010	25	11.14	280	1.88%	1.67%	3.43%
	2009	17	10.77	186	6.49%	1.67%	11.32%
	2008	10	9.68	92	6.82%	1.67%	(3.22)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
Pimco VIT Real Return (AnnuiChoice II ™)
	2011	14	$12.29	$173	5.38%	1.15%	10.28%
	2010	8	11.14	91	2.41%	1.15%	6.76%
	2009	2	10.44	23	6.91%	1.15%	16.88%
Pimco VIT Real Return (Advantedge ™)
	2011	15	12.07	181	5.29%	1.60%	9.78%
	2010	11	11.00	123	2.53%	1.60%	6.27%
	2009	2	10.35	22	8.06%	1.60%	16.35%
	2008	1	8.89	8	3.47%	1.60%	(11.07)%
Pimco VIT Real Return (AnnuiChoice ™)
	2011	40	12.36	491	5.55%	1.00%	10.45%
	2010	30	11.19	337	2.34%	1.00%	6.92%
	2009	11	10.47	119	18.00%	1.00%	17.06%
	2008	*-	8.94	*-	3.53%	1.00%	(10.56)%
Pimco VIT Real Return (IQ Annuity ™)
	2011	24	12.16	287	4.88%	1.45%	9.94%
	2010	20	11.06	227	2.15%	1.45%	6.43%
	2009	21	10.39	214	10.53%	1.45%	16.53%
	2008	5	8.92	47	3.78%	1.45%	(10.83)%
Pimco VIT Real Return (Grandmaster ™)
	2011	11	12.20	136	4.91%	1.35%	10.06%
	2010	10	11.09	109	2.23%	1.35%	6.54%
	2009	6	10.41	66	9.07%	1.35%	16.65%
	2008	2	8.92	16	3.47%	1.35%	(10.77)%
Pimco VIT Real Return (Grandmaster flex3 ™)
	2011	5	12.11	66	4.13%	1.55%	9.83%
	2010	8	11.03	90	2.21%	1.55%	6.33%
	2009	8	10.37	82	7.32%	1.55%	16.41%
	2008	*-	8.91	*-	3.43%	1.55%	(10.89)%
Pimco VIT Real Return (Pinnacle Plus ™)
	2011	386	12.06	4,656	7.14%	1.67%	9.70%
	2010	19	10.99	205	2.15%	1.67%	6.20%
	2009	10	10.35	102	6.16%	1.67%	16.27%
	2008	4	8.90	33	3.47%	1.67%	(10.97)%
Pimco VIT Total Return (Advantedge ™)
	2011	319	12.29	3,924	4.15%	1.60%	1.85%
	2010	252	12.07	3,038	5.64%	1.60%	6.27%
	2009	156	11.36	1,770	7.42%	1.60%	12.10%
	2008	35	10.13	356	6.16%	1.60%	1.31%
Pimco VIT Total Return (AnnuiChoice ™)
	2011	76	12.40	938	3.78%	1.00%	2.47%
	2010	92	12.10	1,119	4.98%	1.00%	6.92%
	2009	126	11.32	1,431	6.66%	1.00%	12.79%
	2008	20	10.04	200	6.40%	1.00%	0.36%
Pimco VIT Total Return (AnnuiChoice II ™)
	2011	83	12.51	1,038	4.05%	1.15%	2.32%
	2010	76	12.23	929	5.42%	1.15%	6.76%
	2009	83	11.45	951	6.79%	1.15%	12.62%
	2008	43	10.17	440	6.09%	1.15%	1.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
Pimco VIT Total Return (IQ Annuity ™)
	2011	78	$12.20	$948	3.99%	1.45%	2.01%
	2010	80	11.96	957	5.53%	1.45%	6.44%
	2009	69	11.23	770	7.07%	1.45%	12.27%
	2008	31	10.01	309	7.16%	1.45%	0.05%
Pimco VIT Total Return (Grandmaster ™)
	2011	74	12.24	900	3.77%	1.35%	2.11%
	2010	83	11.99	1,001	5.35%	1.35%	6.54%
	2009	70	11.25	792	6.91%	1.35%	12.39%
	2008	6	10.01	58	5.63%	1.35%	0.12%
Pimco VIT Total Return (Grandmaster flex3 ™)
	2011	50	12.15	603	3.86%	1.55%	1.90%
	2010	53	11.92	630	5.44%	1.55%	6.33%
	2009	25	11.21	278	6.88%	1.55%	12.16%
	2008	3	10.00	28	8.03%	1.55%	(0.02)%
Pimco VIT Total Return (Pinnacle Plus ™)
	2011	100	12.10	1,208	4.58%	1.67%	1.78%
	2010	55	11.89	654	6.29%	1.67%	6.20%
	2009	23	11.19	257	6.53%	1.67%	12.02%
	2008	27	9.99	268	6.79%	1.67%	(0.10)%
Non-Affiliated Investor Class:
Rydex SGI VT Multi-Hedge Strategies (Advantedge ™)
	2011	13	8.48	110	0.00%	1.60%	1.73%
	2010	11	8.34	90	0.00%	1.60%	4.48%
	2009	11	7.98	91	1.63%	1.60%	(4.83)%
	2008	3	8.38	23	1.04%	1.60%	(16.15)%
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)
	2011	4	8.56	32	0.00%	1.00%	2.35%
	2010	12	8.36	97	0.00%	1.00%	5.12%
	2009	20	7.96	156	0.74%	1.00%	(4.25)%
	2008	50	8.31	420	1.19%	1.00%	(16.90)%
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)
	2011	7	8.63	58	0.00%	1.15%	2.20%
	2010	7	8.45	58	0.00%	1.15%	4.96%
	2009	25	8.05	202	0.69%	1.15%	(4.40)%
	2008	71	8.42	595	1.16%	1.15%	(15.82)%
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)
	2011	18	8.45	153	0.00%	1.35%	1.99%
	2010	6	8.29	53	0.00%	1.35%	4.75%
	2009	7	7.91	52	1.77%	1.35%	(4.59)%
	2008	1	8.29	7	0.99%	1.35%	(17.09)%
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)
	2011	2	8.39	17	0.00%	1.55%	1.78%
	2010	3	8.24	21	0.00%	1.55%	4.54%
	2009	3	7.88	20	1.46%	1.55%	(4.78)%
	2008	1	8.28	4	1.24%	1.55%	(17.21)%
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)
	2011	11	8.42	91	0.00%	1.45%	1.89%
	2010	11	8.26	92	0.00%	1.45%	4.64%
	2009	20	7.90	156	1.48%	1.45%	(4.69)%
	2008	5	8.28	41	1.51%	1.45%	(17.15)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Investor Class (continued):
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)
	2011	24	$8.35	$200	0.00%	1.67%	1.66%
	2010	3	8.21	28	0.00%	1.67%	4.41%
	2009	4	7.87	29	1.11%	1.67%	(4.90)%
	2008	2	8.27	20	2.68%	1.67%	(17.28)%
Rydex SGI VT U.S. Long Short MomentumFund (Advantedge ™)
	2011	5	8.37	42	0.00%	1.60%	(8.05)%
	2010	5	9.10	46	0.00%	1.60%	9.43%
	2009	6	8.31	46	0.10%	1.60%	25.26%
	2008	4	6.64	28	0.28%	1.60%	(33.63)%

Rydex SGI VT U.S. Long Short MomentumFund (AnnuiChoice ™)	2011	*-	8.32	3	0.00%	1.00%	(7.49)%
	2010	*-	8.99	4	0.00%	1.00%	10.10%
	2009	*-	8.17	3	0.07%	1.00%	26.02%
	2008	1	6.48	6	0.38%	1.00%	(35.17)%
Rydex SGI VT U.S. Long Short MomentumFund (AnnuiChoice II ™)
	2011	5	8.51	46	0.00%	1.15%	(7.63)%
	2010	3	9.22	32	0.00%	1.15%	9.93%
	2009	3	8.38	27	0.10%	1.15%	25.83%
	2008	3	6.66	20	0.32%	1.15%	(33.37)%
Rydex SGI VT U.S. Long Short MomentumFund (IQ Annuity ™)
	2011	1	8.18	11	0.00%	1.45%	(7.91)%
	2010	2	8.89	13	0.00%	1.45%	9.60%
	2009	*-	8.11	*-	0.00%	1.45%	25.45%
	2008	*-	6.46	*-	0.28%	1.45%	(35.37)%
Rydex SGI VT U.S. Long Short MomentumFund (Grandmaster ™)
	2011	*-	8.21	1	0.00%	1.35%	(7.82)%
	2010	*-	8.91	2	0.00%	1.35%	9.71%
	2009	*-	8.12	2	0.11%	1.35%	25.58%
	2008	*-	6.47	2	0.39%	1.35%	(35.33)%
Rydex SGI VT U.S. Long Short MomentumFund (Pinnacle Plus ™)
	2011	6	8.12	49	0.00%	1.67%	(8.12)%
	2010	2	8.83	17	0.00%	1.67%	9.35%
	2009	1	8.08	7	0.08%	1.67%	25.17%
	2008	*-	6.45	3	0.03%	1.67%	(35.47)%
Rydex SGI VT Alternative Strategies Allocation (Advantedge ™)
	2011	4	9.16	36	2.18%	1.60%	(4.62)%
	2010	4	9.60	36	0.31%	1.60%	(2.20)%
	2009	2	9.82	24	0.00%	1.60%	(0.76)%
Rydex SGI VT Alternative Strategies Allocation (Annuichoice ™)
	2011	19	9.34	177	2.17%	1.00%	(4.04)%
	2010	19	9.73	186	0.32%	1.00%	(1.60)%
	2009	10	9.89	98	0.00%	1.00%	(0.15)%
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)
	2011	16	9.29	153	2.16%	1.15%	(4.19)%
	2010	17	9.70	164	0.37%	1.15%	(1.75)%
	2009	*-	9.87	2	0.00%	1.15%	(0.31)%
Rydex SGI VT Alternative Strategies Allocation (Garndmaster ™)
	2011	6	9.23	54	1.62%	1.35%	(4.38)%
	2010	4	9.66	34	0.42%	1.35%	(1.95)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Investor Class (continued):
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)
	2011	3	$9.18	$27	2.16%	1.55%	(4.58)%
	2010	3	9.62	28	0.40%	1.55%	(2.15)%
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)
	2011	1	9.14	8	2.22%	1.67%	(4.69)%
	2010	1	9.59	8	0.36%	1.67%	(2.27)%
	2009	*-	9.81	1	0.00%	1.67%	(0.83)%
Rydex SGI VT Managed Futures Strategies (Advantedge ™)
	2011	16	7.66	120	0.00%	1.60%	(10.09)%
	2010	14	8.52	117	0.00%	1.60%	(5.08)%
	2009	8	8.98	70	0.00%	1.60%	(5.55)%
	2008	1	9.51	10	0.00%	1.60%	(4.94)%
Rydex SGI VT Managed Futures Strategies (Annuichoice ™)
	2011	1	7.81	11	0.00%	1.00%	(9.54)%
	2010	6	8.63	50	0.00%	1.00%	(4.50)%
	2009	40	9.04	365	0.00%	1.00%	(4.97)%
	2008	1	9.51	9	0.00%	1.00%	(4.87)%
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)
	2011	2	7.77	19	0.00%	1.15%	(9.68)%
	2010	2	8.61	14	0.00%	1.15%	(4.64)%
	2009	40	9.02	358	0.00%	1.15%	(5.12)%
Rydex SGI VT Managed Futures Strategies (Grandmaster ™)
	2011	1	7.72	6	0.00%	1.35%	(9.86)%
	2010	*-	8.57	4	0.00%	1.35%	(4.84)%
	2009	45	9.00	407	0.00%	1.35%	(5.31)%
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)
	2011	*-	7.68	*-	0.00%	1.55%	(10.04)%
	2010	1	8.53	6	0.00%	1.55%	(5.03)%
	2009	1	8.98	10	0.00%	1.55%	(5.50)%
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)
	2011	14	7.65	108	0.00%	1.67%	(10.15)%
	2010	15	8.51	131	0.00%	1.67%	(5.15)%
	2009	28	8.97	250	0.00%	1.67%	(5.62)%
	2008	6	9.51	57	0.00%	1.67%	(4.95)%
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)
	2011	1	26.55	19	2.17%	1.75%	5.79%
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)
	2011	1	26.33	34	1.56%	2.55%	4.93%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)
	2011	*-	25.84	10	4.78%	2.55%	3.13%
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)
	2011	*-	27.65	9	1.49%	2.55%	10.40%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2011	*-	26.19	6	4.21%	1.75%	3.63%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2011	*-	25.97	5	1.20%	2.55%	2.79%
iShares S&P 500 Growth Index ETF (Varoom)
	2011	1	25.60	20	0.85%	1.75%	2.57%
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)
	2011	5	25.44	130	2.84%	2.35%	1.95%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)
	2011	*-	$25.39	$5	0.45%	2.55%	1.74%
iShares S&P 500 Index ETF (Varoom)
	2011	2	25.05	42	2.26%	1.75%	0.39%
iShares S&P 500 Index ETF (Varoom GLWB 1)
	2011	30	24.89	748	3.11%	2.35%	(0.22)%
iShares S&P 500 Index ETF (Varoom GLWB 2)
	2011	1	24.84	31	1.90%	2.55%	(0.42)%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2011	1	24.41	30	3.70%	2.35%	(2.49)%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2011	*-	24.36	5	1.98%	2.55%	(2.69)%
iShares S&P MidCap 400 Index ETF (Varoom)
	2011	1	23.89	23	1.54%	1.75%	(3.97)%
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)
	2011	9	23.74	225	2.02%	2.35%	(4.55)%
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)
	2011	1	23.69	19	1.17%	2.55%	(4.75)%
iShares S&P SmallCap 600 Index ETF (Varoom)
	2011	1	24.47	17	1.24%	1.75%	(1.07)%
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)
	2011	5	24.32	114	1.62%	2.35%	(1.67)%
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)
	2011	—	24.27	7	1.47%	2.55%	(1.87)%
iShares S&P Citigroup International Treasury Bond (Varoom)
	2011	*-	25.64	12	4.22%	1.75%	(0.31)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)
	2011	4	25.48	112	4.46%	2.35%	(0.92)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)
	2011	*-	25.43	10	1.09%	2.55%	(1.12)%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2011	*-	26.03	6	1.55%	1.75%	4.14%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2011	4	25.81	101	1.57%	2.55%	3.29%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)
	2011	1	20.03	20	0.00%	1.75%	(21.98)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)
	2011	1	19.86	22	0.00%	2.55%	(22.61)%
Vanguard MSCI EAFE ETF (Varoom)
	2011	1	21.03	14	0.01%	1.75%	(16.71)%
Vanguard MSCI EAFE ETF (Varoom GLWB 1)
	2011	5	20.90	108	0.02%	2.35%	(17.22)%
Vanguard MSCI EAFE ETF (Varoom GLWB 2)
	2011	*-	20.85	7	0.00%	2.55%	(17.39)%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2011	1	26.88	19	3.06%	1.75%	7.06%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2011	1	26.66	26	1.42%	2.55%	6.19%
Vanguard Large-Cap Index ETF (Varoom)
	2011	*-	24.85	6	1.46%	1.75%	(0.89)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Large-Cap Index ETF (Varoom GLWB 1)
	2011	—	$24.70	$—	0.00%	2.35%	(1.49)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2011	1	24.64	21	2.05%	2.55%	(1.69)%
Vanguard Mega Cap 300 Index ETF (Varoom)
	2011	1	25.20	20	2.24%	1.75%	0.51%
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)
	2011	*-	24.99	11	1.90%	2.55%	(0.31)%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2011	*-	27.02	5	2.53%	2.55%	5.81%
Vanguard Total Bond Market Index ETF (Varoom)
	2011	1	26.58	19	3.84%	1.75%	6.02%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2011	30	26.42	783	3.77%	2.35%	5.38%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2011	4	26.36	107	1.48%	2.55%	5.16%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES National Integrity Life Insurance Company Years Ended December 31, 2011, 2010 and 2009 With Report of Independent Registered Public Accounting Firm

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in 2010, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities, for deferred income tax assets, and for the statutory reserve valuation for variable annuity reserves related to product guarantees.

/s/ Ernst & Young LLP

April 24, 2012
Cincinnati, Ohio

1

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,143,630	$1,955,126
Preferred and common stocks	17,273	17,318
Mortgage loans	26,799	27,188
Policy loans	43,995	42,431
Cash, cash equivalents and short-term investments	(4,859)	20,810
Receivable for securities	661	1,052
Securities lending reinvested collateral assets	21,180	88,486
Other invested assets	34,259	26,126
Total cash and invested assets	2,282,938	2,178,537

Investment income due and accrued	25,497	23,645
Current federal income taxes recoverable	1,206	—
Net deferred income tax asset	14,660	14,698
Other admitted assets	7,684	251
Separate account assets	2,391,311	2,613,474
Total admitted assets	$4,723,296	$4,830,605

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,981,470	$1,849,411
Liability for deposit-type contracts	82,202	81,737
Policy and contract claims	127	126
Deposits on policies to be issued	4,268	3,345
Total policy and contract liabilities	2,068,067	1,934,619

General expense due and accrued	247	273
Current federal income taxes payable to parent	—	2,809
Transfer to (from) separate accounts due and accrued, net	(72,286)	(84,598)
Asset valuation reserve	24,333	19,611
Other liabilities	17,920	3,808
Payable for securities lending	21,180	88,624
Separate account liabilities	2,391,311	2,613,474
Total liabilities	4,450,772	4,578,620

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated deficit	(41,704)	(62,243)
Total capital and surplus	272,524	251,985
Total liabilities and capital and surplus	$4,723,296	$4,830,605

See accompanying notes.

2

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$302,028	$346,265	$552,527
Net investment income	114,489	108,916	99,757
Considerations for supplementary contracts with life contingencies	10,427	17,663	4,424
Amortization of the interest maintenance reserve	1,772	(57)	(771)
Fees from management of separate accounts	6,094	6,038	5,245
Other revenues	1,391	1,378	1,140
Total premiums and other revenues	436,201	480,203	662,322

Benefits paid or provided:
Death benefits	4,737	3,040	4,889
Annuity benefits	86,484	72,242	61,877
Surrender benefits	347,304	335,730	371,418
Payments on supplementary contracts with life contingencies	4,805	3,145	2,194
Other benefits	2,878	2,936	3,768
Increase (decrease) in policy reserves and other policyholders’ funds	132,277	199,458	337,669
Total benefits paid or provided	578,485	616,551	781,815

Insurance expenses and other deductions:
Commissions	17,157	19,109	29,276
General expenses	19,203	14,718	13,371
Net transfers to (from) separate accounts	(229,349)	(216,290)	(179,310)
Other deductions	3,879	704	405
Total insurance expenses and other deductions	(189,110)	(181,759)	(136,258)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	46,826	45,411	16,765
Federal income tax expense (benefit), excluding tax on capital gains	12,266	13,074	1,561
Gain (loss) from operations before net realized capital gains (losses)	34,560	32,337	15,204
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(3,931)	(3,957)	(14,074)
Net income (loss)	$30,629	$28,380	$1,130

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common	Paid-In	Accumulated	Total Capital
	Stock	Surplus	Surplus	and Surplus
	(In Thousands)

Balance, January 1, 2009	$2,000	$300,543	$(117,995)	$184,548
Net income (loss)	—	—	1,130	1,130
Change in net deferred income tax	—	—	(1,052)	(1,052)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,854))	—	—	3,443	3,443
Net change in nonadmitted assets and related items	—	—	13,520	13,520
Change in asset valuation reserve	—	—	(5,211)	(5,211)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	5,239	5,239
Cumulative effects of changes in accounting principle	—	—	10,763	10,763
Change in surplus in separate accounts	—	—	1,525	1,525
Capital contribution	—	11,685	—	11,685
Balance, December 31, 2009	2,000	312,228	(88,638)	225,590
Net income (loss)	—	—	28,380	28,380
Change in net deferred income tax	—	—	(1,053)	(1,053)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $1,932)	—	—	3,588	3,588
Net change in nonadmitted assets and related items	—	—	9,268	9,268
Change in asset valuation reserve	—	—	(13,710)	(13,710)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(71)	(71)
Change in surplus in separate accounts	—	—	(7)	(7)
Balance, December 31, 2010	2,000	312,228	(62,243)	251,985
Net income (loss)	—	—	30,629	30,629
Change in net deferred income tax	—	—	(1,544)	(1,544)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($543))	—	—	(1,007)	(1,007)
Net change in nonadmitted assets and related items	—	—	1,855	1,855
Change in asset valuation reserve	—	—	(4,722)	(4,722)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	592	592
Change in surplus in separate accounts	—	—	(5,264)	(5,264)
Balance, December 31, 2011	$2,000	$312,228	$(41,704)	$272,524

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$312,455	$363,928	$556,951
Net investment income received	111,381	105,296	91,402
Benefits paid	(446,465)	(415,542)	(443,445)
Net transfers from (to) separate accounts	226,622	183,291	167,454
Commissions and expense paid	(32,044)	(33,759)	(43,154)
Federal income taxes recovered (paid)	(17,230)	(12,027)	(1,384)
Other, net	7,485	7,416	6,385
Net cash provided by operating activities	162,204	198,603	334,209

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	543,608	304,609	327,491
Preferred and common stocks	—	113	1,000
Mortgage loans	389	366	147
Other invested assets	73,130	5,229	1,574
Miscellaneous proceeds	—	2,686	—
Net proceeds from investments sold, matured or repaid	617,127	313,003	330,212

Cost of investments acquired:
Debt securities	(717,370)	(512,528)	(690,413)
Preferred and common stocks	(480)	(149)	—
Mortgage loans	—	(2)	(23,750)
Other invested assets	(13,068)	(93,282)	(4,486)
Miscellaneous applications	(1,310)	—	(5,517)
Total cost of investments acquired	(732,228)	(605,961)	(724,166)

Net change in policy and other loans	(1,564)	(1,398)	459
Net cash used in investing activities	(116,665)	(294,356)	(393,495)

Miscellaneous activities
Capital contributions — cash	—	5,000	6,685
Net deposits on deposit-type contract funds and other insurance liabilities	465	1,166	6,270
Other cash provided (applied)	(71,673)	86,971	5,400
Net cash provided by miscellaneous activities	(71,208)	93,137	18,355

Net change in cash, cash equivalents and short-term investments	(25,669)	(2,616)	(40,931)
Cash, cash equivalents and short-term investments:
Beginning of year	20,810	23,426	64,357
End of year	$(4,859)	$20,810	$23,426

Cash flow information for non-cash transactions
Bonds transferred from separate account to general account	$15,160	$—	$—

See accompanying notes.

5

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2011

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2011, approximately 94.0% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  the extent and length of time the fair value has been below the book/adjusted carry value;

•                  the reasons for the decline in value;

•                  specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

•                  for structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2011	2010
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$272,524	$251,985
Adjustments to customer deposits	(79,550)	(72,209)
Adjustments to invested asset carrying values	287,952	222,679
Federal income taxes	(91,701)	(79,011)
Asset valuation reserve	24,333	19,611
Value of insurance in force	1,648	1,868
Deferred policy acquisition costs	39,011	56,924
Deferred sales inducements	5,262	6,110
Other, net	58	331
Stockholder’s equity, GAAP basis	$459,537	$408,288

	2011	2010	2009
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$30,629	$28,380	$1,130
Deferred policy acquisition costs, net of amortization	(7,459)	(367)	15,974
Deferred sales inducements, net of amortization	(638)	335	2,340
Adjustments to customer deposits	(11,516)	(10,610)	(16,421)
Adjustments to invested asset carrying values at acquisition date	340	(879)	1,312
Amortization of value of insurance in force	(1,494)	(1,763)	(1,264)
Amortization of interest maintenance reserve	(1,772)	57	771
Adjustments for realized investment gains/losses	2,962	(615)	9,363
Adjustments for federal income tax expense	5,477	7,345	(3,932)
Net income (loss), GAAP basis	$16,529	$21,883	$9,273

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investee are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2011, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $20.7 million and $10.7 million in the general and separate account, respectively. At December 31, 2010, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $86.4 million and $98.4 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2011 and 2010, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2011 and 2010, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2011, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2011, the fair value of the total collateral was $21.5 million and $11.1 million, in the general and separate account, respectively, which was all managed by an unaffiliated agent. At December 31, 2010, the fair value of the total collateral was $89.8 million and $102.0 million, in the general and separate account, respectively, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned.

The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents. The aggregate collateral broken out by maturity date is as follows:

	Amortized Cost	Fair Value
(In Thousands)

Open	$—	$—
30 days or less	32,160	32,642
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Total collateral	$32,160	$32,642

At December 31, 2011, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $32.2 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Accounting Changes

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principle No. 101, Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101). SSAP 101 amends the deferred tax asset admittance test set forth in SSAP 10R, Income Taxes — A Temporary Replacement of SSAP 10, by limiting the admissibility thresholds based on current period risk-based capital levels and modifying disclosure requirements. The adoption of SSAP 101 did not impact the Company’s financial statements.

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective January 1, 2011, Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities (SSAP 43R) was amended to clarify that debt securities held that are issued by a trust, special purpose entity or limited liability company in which there is no direct recourse to the sponsor of the entity, but only direct recourse to the assets of the issuer, should be classified as loan-backed securities under SSAP 43R, not as an issuer obligation under Statement of Statutory Accounting Principles No. 26, Bonds, excluding Loan-backed and Structured Securities. As a result, during 2011, the Company reclassified 23 securities from corporate debt securities to asset-backed securities held at December 31, 2010 with a book/adjusted carry value of $42.7 million and a fair value of $41.8 million. The reclassification does not impact the total debt securities line item on the balance sheet. Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 91-Revised, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R). In accordance with SSAP 91R, the Company changed the method of reporting securities lending transactions. SSAP 91R requires collateral received which may be sold or repledged to be reflected on the balance sheet, along with the obligation to return the collateral. Collateral received which may not be sold or repledged is not recorded on the balance sheet. For securities lending transactions reported on the balance sheet, the collateral received and the reinvestment of that collateral by an affiliated agent is reflected with the invested assets on the balance sheet based on the type of investment and an offsetting liability is recognized for the obligation to return the collateral. The collateral received and the reinvestment of that collateral by an unaffiliated agent must be reflected as a one-line entry on the balance sheet and an offsetting liability is recognized for the obligation to return the collateral. Prior to the adoption of SSAP 91R, the Company did not reflect collateral reinvested by an unaffiliated agent on the balance sheet. At December 31, 2010, SSAP 91R resulted in an increase in securities lending reinvested collateral assets of $88.5 million and an increase in the obligation to return the collateral of $88.5 million.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 100, Fair Value Measurements (SSAP 100). SSAP 100 establishes a framework for measuring fair value under current statutory accounting pronouncements that require or permit fair value measurement. SSAP 100 retains the price notion in the definition of fair value, but clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

or liability. SSAP 100 also clarifies that fair value measurement should be based on market, not entity specific, assumptions that include an adjustment for risk if the market would use such an adjustment in pricing. SSAP 100 also establishes a three-level fair value measurement hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted market prices and the lowest priority to unobservable inputs where there is little or no market activity for the asset or liability. The adoption of SSAP 100 did not have a material impact on the Company’s financial statements. See Note 2 for further information.

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R). In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost. SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009. As a result, the Company recorded a cumulative effect adjustment in the amounts of $2.9 million and $7.9 million through the cumulative effect of changes in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R for the general account and separate account, respectively. The cumulative effect adjustment is net of federal income taxes of $1.5 million for the general account and $4.3 million for the separate account. SSAP 43R resulted in an increase in bonds of $4.4 million, an increase in separate account assets of $12.2 million and a decrease in deferred tax assets of $5.8 million.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard. The adoption of SSAP 10R resulted in an increase to statutory surplus of $5.2 million at December 31, 2009. SSAP 10R is effective for 2009, 2010 and 2011 financial statements only. SSAP 10 and SSAP 10R will be replaced by SSAP 101, which is effective January 1, 2012, as authoritative guidance over the reporting of income taxes. See prior accounting change note for further information.

In 2009, the Company changed the statutory reserve valuation for variable annuity reserves related to product guarantees in accordance with Actuarial Guideline 43 VACARVM. New York Insurance Department Regulation 151 requires such a change in valuation basis to be recorded as part of the reserve change in the statements of operations. The Company has recorded a decrease of $6.5 million directly to income as a result of the change in valuation basis through the increase (decrease) in policy reserves and other policyholder funds on the statements of operations.

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99). SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment. SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities. This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured. The adoption of SSAP 99 is prospective.

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2011 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 24, 2012.

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$15,067	$1,232	$—	$16,299
Debt securities issued by states of the U.S. and political subdivisions of the states	26,953	2,307	—	29,260
Corporate securities	1,412,325	149,313	(5,843)	1,555,795
Commercial mortgage-backed securities	250,262	13,368	(108)	263,522
Residential mortgage-backed securities	350,664	17,995	(16,208)	352,451
Asset-backed securities	88,359	2,281	(4,215)	86,425
Total	$2,143,630	$186,496	$(26,374)	$2,303,752

At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$77,813	$898	$(1,934)	$76,777
Debt securities issued by states of the U.S. and political subdivisions of the states	44,697	692	(593)	44,796
Corporate securities	1,291,666	118,619	(4,271)	1,406,014
Commercial mortgage-backed securities	210,274	10,931	(534)	220,671
Residential mortgage-backed securities	292,034	10,922	(22,431)	280,525
Asset-backed securities	38,642	493	(2,906)	36,229
Total	$1,955,126	$142,555	$(32,669)	$2,065,012

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company holds investments in certain loan-backed securities that are classified in the asset-backed securities line above. The book/adjusted carry value and fair value of these securities are $40.4 million and $40.2 million, respectively, at December 31, 2011. These loan-backed securities were classified as corporate securities at December 31, 2010. See the Accounting Changes section in Note 1 for further discussion.

At December 31, 2011 and 2010, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carry value of $223.4 million and $199.9 million, respectively, and an aggregate fair value of $215.8 million and $197.9 million, respectively. Such holdings amount to 10.4% and 10.2%, respectively, of the Company’s investment in debt securities and 4.7% and 4.1%, respectively, of the Company’s total admitted assets as December 31, 2011 and 2010. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$480	$14	$—	$494

Common stocks, unaffiliated	$18,529	$—	$(1,736)	$16,793

At December 31, 2010:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$18,528	$—	$(1,210)	$17,318

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(4,902)	109,598	(941)	3,106
Commercial mortgage-backed securities(1)	(88)	13,067	(20)	846
Residential mortgage-backed securities(1)	(1,305)	23,247	(14,903)	70,368
Asset-backed securities(1)	(254)	6,900	(3,961)	33,420
Total	$(6,549)	$152,812	$(19,825)	$107,740

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(1,736)	$16,793	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(1,934)	$38,970	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(593)	24,396	—	—
Corporate securities	(2,801)	96,099	(1,470)	17,866
Commercial mortgage-backed securities(1)	(534)	42,450	—	—
Residential mortgage-backed securities(1)	(590)	51,316	(21,841)	102,155
Asset-backed securities(1)	—	—	(2,906)	28,942
Total	$(6,452)	$253,231	$(26,217)	$148,963

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$(1,210)	$17,318

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2011 and 2010, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and residential mortgage-backed securities. The impairment of these securities has been deemed temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 9.2% and 7.5% of the carrying value of these securities at December 31, 2011 and 2010, respectively. At December 31, 2011, there were a total of 167 securities held that are considered temporarily impaired, of which 62 have been impaired for 12 months or longer. At December 31, 2010, there were a total of 185 securities held that are considered temporarily impaired, of which 86 have

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $4.5 million, $3.9 million, and $17.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The following is a list of each loan-backed security held at December 31, 2011 with a recognized other-than-temporary impairment (OTTI) for the years ended December 31, 2011, 2010 and the six months ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2011:

021468AG8	$791	$724	$67	$724	$575	12/31/2011
02151FAF6	982	909	73	909	814	12/31/2011
059469AF3	868	794	74	794	589	12/31/2011
05948KXT1	1,369	1,318	51	1,318	1,034	12/31/2011
12543PAQ6	610	476	134	476	380	12/31/2011
12544VAE9	3,913	3,586	327	3,586	3,243	12/31/2011
12628KAF9	5,437	5,150	287	5,150	3,296	12/31/2011
12668BYF4	2,261	2,135	126	2,135	1,663	12/31/2011
173100AR9	895	659	236	659	601	12/31/2011
251510FX6	841	799	42	799	687	12/31/2011
52524PAL6	2,536	2,066	470	2,066	1,678	12/31/2011
61749WAK3	607	553	54	553	385	12/31/2011
74922EAF6	729	672	57	672	535	12/31/2011
75970JAD8	328	308	20	308	239	12/31/2011
761118MD7	2,561	2,473	88	2,473	2,132	12/31/2011
783766QB7	295	284	11	284	239	12/31/2011

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2011 (continued):

02150EAN3	736	689	47	689	646	9/30/2011
75970QAD2	1,465	1,380	85	1,380	1,085	9/30/2011
872225AF4	786	237	549	237	209	9/30/2011
12543PAQ6	702	618	84	618	578	6/30/2011
3622MPAP3	1,844	1,352	492	1,352	1,265	6/30/2011
52523KAJ3	1,809	1,458	351	1,458	756	6/30/2011
Total	$32,365	$28,640	$3,725	$28,640	$22,629

For the year ended December 31, 2010:

74922EAF6	$817	$792	$25	$792	$642	12/31/2010
75970JAD8	405	366	39	366	320	12/31/2010
75970QAD2	1,601	1,552	49	1,552	1,214	12/31/2010
872225AF4	1,450	844	606	844	538	12/31/2010
75970QAD2	1,800	1,632	168	1,632	1,299	9/30/2010
12668BYF4	2,621	2,467	154	2,467	1,922	9/30/2010
021468AG8	948	875	73	875	674	6/30/2010
02150EAN3	880	768	112	768	683	6/30/2010
12543PAQ6	811	701	110	701	613	6/30/2010
52520QAG9	4,328	3,937	391	3,937	3,480	6/30/2010
61749WAK3	817	762	55	762	514	6/30/2010
872225AF4	2,681	1,425	1,256	1,425	845	6/30/2010
Total	$19,159	$16,121	$3,038	$16,121	$12,744

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)

For the six month period ended December 31, 2009:

059469AF3	$994	$963	$31	$963	$686	12/31/2009
05950NBU1	1,515	658	857	658	1,148	12/31/2009
12668BYF4	2,757	2,623	134	2,623	2,065	12/31/2009
225470M67	943	873	70	873	632	12/31/2009
251513AQ0	831	655	176	655	566	12/31/2009
52522HAN2	1,951	1,734	217	1,734	1,225	12/31/2009
761118MD7	2,863	2,729	134	2,729	1,925	12/31/2009
93934FEQ1	6,864	6,508	356	6,508	5,914	12/31/2009
93935WAD6	4,720	4,502	218	4,502	3,313	12/31/2009
05950NBU1	2,153	1,579	574	1,579	1,156	9/30/2009
12543PAQ6	889	809	80	809	602	9/30/2009
32056FAG7	302	72	230	72	63	9/30/2009
40432BBH1	553	171	382	171	152	9/30/2009
872225AF4	4,485	2,768	1,717	2,768	1,205	9/30/2009
Total	$31,820	$26,644	$5,176	$26,644	$20,652

The Company had no other-than-temporary impairments on loan-backed securities for the years ended December 31, 2011, 2010 and the six month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2011, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$41,676	$42,214
After one through five	653,293	696,577
After five through ten	638,646	713,601
After ten	120,730	148,962
Mortgage-backed securities/Asset-backed securities	689,285	702,398
Total	$2,143,630	$2,303,752

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2011, 2010 and 2009 were $304.5 million, $119.8 million, and $177.7 million; gross gains of $3.5 million, $4.7 million, and $6.1 million; and gross losses of $1.0 million, $0.2 million, and $1.7 million were realized on these sales in 2011, 2010, and 2009, respectively.

Proceeds from the sales of investments in equity securities during 2011, 2010 and 2009 were $0.0 million, $0.1 million, and $0.0 million; gross gains of $0.0 million, $0.0 million, and $0.0 million; and gross losses of $0.0 million, $0.0 million, and $0.0 million were realized on these sales in 2011, 2010, and 2009, respectively.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Realized capital gains (losses)	$(732)	$1,890	$(12,706)
Less amount transferred to IMR (net of related taxes (benefits) of $1,192 in 2011, $2,004 in 2010, and $732 in 2009)	2,213	3,721	1,359
Less federal income tax expense (benefit) of realized capital gains (losses)	986	2,126	9
Net realized capital gains (losses)	$(3,931)	$(3,957)	$(14,074)

Net investment income consisted of the following for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Debt securities	$110,003	$104,499	$96,608
Equity securities	9	—	—
Mortgage loans	1,832	1,858	710
Policy loans	3,392	3,312	3,232
Cash, cash equivalents and short-term investments	91	179	375
Other invested assets	1,242	955	553
Other	89	223	59
Gross investment income	116,658	111,026	101,537
Investment expenses	2,169	2,110	1,780
Net investment income	$114,489	$108,916	$99,757

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2011, 100% of such mortgages, or $26.8 million, involved properties located in Ohio and Illinois. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $23.2 million. During 2011, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%. During 2011, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 2.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include NAIC rated 6 residential mortgage-backed securities representing subordinated tranches in securitization trusts containing residential mortgage loans originated during the period of 2005 to 2007. These securities are currently rated below investment grade. To measure fair value, the Company used an internal fair value model to estimate future cash flows and then discounts the expected future cash flows using the current market rates applicable to the coupon rate, credit risk, and weighted-average-life of the investments. The internal fair value model uses both market-based data and data specific to the underlying loans of each security in determining assumptions for default probabilities, loss severities and prepayment speeds to determine the estimated future cash flows for each security.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities, auction rate securities and asset/mortgage-backed securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include private equity investments, fixed income funds and surplus debentures. The fair values of private equity investments and fixed income funds have been determined using available sales prices, the net asset values of the funds or internal valuation methodologies appropriate for the specific assets. The fair values of surplus debentures have been determined using quoted market prices consistent with corporate debt securities.

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

34

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Assets:
Residential mortgage-backed securities	$3,996	$—	$—	$3,996
Common stocks, unaffiliated	16,793	16,793	—	—
Separate account assets*	373,722	367,541	217	5,964
Total assets	$394,511	$384,334	$217	$9,960

At December 31, 2010:
Assets:
Commercial mortgage-backed securities	$39	$—	$—	$39
Residential mortgage-backed securities	4,117	—	—	4,117
Common stocks, unaffiliated	17,318	17,318	—	—
Separate account assets*	425,347	425,232	—	115
Total assets	$446,821	$442,550	$—	$4,271

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

35

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2011	Net Income	Surplus	and Settlements	Into Level 3*	Out of Level 3*	December 31, 2011
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$39	$—	$—	$—	$—	$(39)	$—
Residential mortgage-backed securities	4,117	(2,053)	916	(454)	1,951	(481)	3,996
Separate account assets	115	—	1	(116)	5,964	—	5,964
Total assets	$4,271	$(2,053)	$917	$(570)	$7,915	$(520)	$9,960

*   Transfers into Level 3 are due to securities receiving an NAIC 6 rating. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements

Residential mortgage-backed securities	$—	$—	$(24)	$(430)	$(454)
Separate account assets	—	—	—	(116)	(116)
Total	$—	$—	$(24)	$(546)	$(570)

36

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers In (Out)	Ending Asset/ (Liability) as of
	January 1, 2010	Net Income	Surplus	and Settlements	of Level 3	December 31, 2010
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$39	$—	$—	$—	$—	$39
Residential mortgage-backed securities	5,129	(2,005)	1,770	(777)	—	4,117
Separate account assets	380	—	26	(291)	—	115
Total assets	$5,548	$(2,005)	$1,796	$(1,068)	$—	$4,271

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010.

37

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Debt securities	$2,143,630	$2,303,752	$1,955,126	$2,065,012
Preferred stocks	480	494	—	—
Common stocks, unaffiliated	16,793	16,793	17,318	17,318
Mortgage loans	26,799	28,347	27,188	28,857
Cash, cash equivalents and short-term investments	(4,859)	(4,859)	20,810	20,810
Securities lending reinvested collateral assets	21,180	21,497	88,486	89,813
Other invested assets	34,259	34,389	26,126	26,045
Separate account assets	2,391,311	2,524,863	2,613,474	2,732,087

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,750,284	$2,000,930	$1,669,204	$1,793,246
Securities lending liability	21,180	21,180	88,624	88,624
Separate account liabilities*	1,946,552	2,210,848	2,005,588	2,223,572

*      Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

38

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

Western and Southern, Fort Washington and IFS Financial Services perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2011, the Company paid $8.2 million, $1.9 million and $5.5 million to Western and Southern, Fort Washington, and IFS, respectively. During 2010, the Company paid $7.9 million, $1.8 million and $5.7 million to Western and Southern, Fort Washington, and IFS, respectively. During 2009, the Company paid $7.7 million, $1.5 million and $5.0 million to Western and Southern, Fort Washington, and IFS, respectively. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company recorded $11.7 million in capital contributions from Integrity in 2009. The capital contributions consisted of $6.7 million in cash, which was received on March 24, 2009 and $5.0 million in cash, which was accrued for on December 31, 2009. The cash was received on January 11, 2010. The Company paid no dividends during 2011, 2010 and 2009.

39

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Direct premiums	$302,159	$346,414	$552,695
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(131)	(149)	(168)
Net premiums	$302,028	$346,265	$552,527

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2011	2010	2009
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	267	394	489
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,657	1,519	2,416
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	—	—	—

40

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2011, 2010 and 2009, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2011, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2011, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2011, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2011 if all reinsurance agreements were cancelled.

41

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $1.2 million and $(2.8) million at December 31, 2011 and 2010, respectively. The tax years of 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2011 in the event of future net losses is $13.2 million, $16.9 million, and $0.5 million from 2011, 2010 and 2009, respectively.

The change in net deferred income taxes is comprised of the following:

2011		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$24,831	$4,718	$29,549
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	24,831	4,718	29,549
(d)	Deferred tax liabilities	7,733	5,147	12,880
(e)	Net deferred tax assets/(liabilities) (c – d)	17,098	(429)	16,669
(f)	Deferred tax assets nonadmitted	2,009	—	2,009
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$15,089	$(429)	$14,660

2010		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$25,249	$5,844	$31,093
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	25,249	5,844	31,093
(d)	Deferred tax liabilities	8,147	5,276	13,423
(e)	Net deferred tax assets/(liabilities) (c – d)	17,102	568	17,670
(f)	Deferred tax assets nonadmitted	2,972	—	2,972
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$14,130	$568	$14,698

42

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$(418)	$(1,126)	$(1,544)
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	(418)	(1,126)	(1,544)
(d)	Deferred tax liabilities	(414)	(129)	(543)
(e)	Net deferred tax assets/(liabilities) (c – d)	(4)	(997)	(1,001)
(f)	Deferred tax assets nonadmitted	(963)	—	(963)
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$959	$(997)	$(38)

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10. The current period election does not differ from the prior period election.

The following table provides the increased amount by tax character, and the change in such, of admitted adjusted gross DTAs as the result of the application of paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10:

	2011	2010	Change
	(In Thousands)
Increase (decrease) in deferred tax assets admitted from SSAP 10R, para. 10.e.	$5,760	$5,168	$592

43

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2011		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$5,568	$3,332	$8,900
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.	—	—	25,739
(e)	SSAP 10R, Paragraph 10.c.	11,494	1,386	12,880
(f)	Total (a + b + e)	$17,062	$4,718	$21,780

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$11,328	$3,332	$14,660
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	—	—	—
(i)	SSAP 10R, Paragraph 10.e.ii.a.	—	—	—
(j)	SSAP 10R, Paragraph 10.e.ii.b.	—	—	38,609
(k)	SSAP 10R, Paragraph 10.e.iii.	11,494	1,386	12,880
(l)	Total (g + h + k)	$22,822	$4,718	$27,540

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$296,857
(n)	RBC authorized control level	$38,966

44

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2010		Ordinary	Capital	Total
		(In Thousands)

Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$7,261	$2,269	$9,530
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.	—	—	22,747
(e)	SSAP 10R, Paragraph 10.c.	9,848	3,575	13,423
(f)	Total (a + b + e)	$17,109	$5,844	$22,953

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$12,429	$2,269	$14,698
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	—	—	—
(i)	SSAP 10R, Paragraph 10.e.ii.a.	—	—	—
(j)	SSAP 10R, Paragraph 10.e.ii.b.	—	—	34,121
(k)	SSAP 10R, Paragraph 10.e.iii.	9,848	3,575	13,423
(l)	Total (g + h + k)	$22,277	$5,844	$28,121

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$271,597
(n)	RBC authorized control level	$38,417

45

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$(1,693)	$1,063	$(630)
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.	—	—	2,992
(e)	SSAP 10R, Paragraph 10.c.	1,646	(2,189)	(543)
(f)	Total (a + b + e)	$(47)	$(1,126)	$(1,173)

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$(1,101)	$1,063	$(38)
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	—	—	—
(i)	SSAP 10R, Paragraph 10.e.ii.a.	—	—	—
(j)	SSAP 10R, Paragraph 10.e.ii.b.	—	—	4,488
(k)	SSAP 10R, Paragraph 10.e.iii.	1,646	(2,189)	(543)
(l)	Total (g + h + k)	$545	$(1,126)	$(581)

The changes in total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$25,260
(n)	RBC authorized control level	$549

46

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs is as follows:

	Ordinary	Capital	Total
For the year ended December 31, 2011:
Adjusted gross DTA (% of total adjusted gross DTAs)	4.69%	11.28%	15.97%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	5.03%	12.10%	17.13%

For the year ended December 31, 2010:
Adjusted gross DTA (% of total adjusted gross DTAs)	3.22%	18.79%	22.01%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	3.56%	20.78%	24.34%

Change:
Adjusted gross DTA (% of total adjusted gross DTAs)	1.47%	(7.51)%	(6.04)%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	1.47%	(8.68)%	(7.21)%

47

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and statutory surplus as a result of the application of SSAP No. 10R, paragraph 10.e. is as follows:

2011		Ordinary	Capital	Total
		(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$17,062	$4,718	$21,780
(b)	Admitted assets			$4,717,536
(c)	Adjusted statutory surplus *			$266,764
(d)	Total adjusted capital from DTAs			$291,097

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$5,760	$—	$5,760
(f)	Admitted assets			$5,760
(g)	Statutory surplus			$5,760

2010		Ordinary	Capital	Total
		(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$17,109	$5,844	$22,953
(b)	Admitted assets			$4,825,437
(c)	Adjusted statutory surplus *			$246,817
(d)	Total adjusted capital from DTAs			$266,429

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$5,168	$—	$5,168
(f)	Admitted assets			$5,168
(g)	Statutory surplus			$5,168

48

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
		(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$(47)	$(1,126)	$(1,173)
(b)	Admitted assets			$(107,901)
(c)	Adjusted statutory surplus *			$19,947
(d)	Total adjusted capital from DTAs			$24,668

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$592	$—	$592
(f)	Admitted assets			$592
(g)	Statutory surplus			$592

*	As reported on the statutory balance sheet for the most recently filed statement with the Ohio Department of Insurance commissioner adjusted in accordance with SSAP 10R, Paragraph 10.b.ii.

Nonadmitted deferred tax assets decreased by $1.0 million, $3.9 million, and $14.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Current income taxes for the years ended December 31, consist of the following major components:

	2011	2010	2009
	(In Thousands)

Federal	$12,215	$12,708	$144
Foreign	—	—	—
Subtotal	12,215	12,708	144
Federal income tax on net capital gains	986	2,126	8
Utilization of capital loss carry-forwards	—	—	—
Other	51	366	1,417
Federal and foreign income taxes incurred	$13,252	$15,200	$1,569

49

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

			2011	2010	Change
			(In Thousands)
Deferred tax assets:
(a)	Ordinary:
	(1)	Discounting of unpaid losses	$—	$—	$—
	(2)	Unearned premium revenue	—	—	—
	(3)	Policyholder reserves	14,784	14,275	509
	(4)	Investments	1,103	2,791	(1,688)
	(5)	Deferred acquisition costs	7,649	8,183	(534)
	(6)	Policyholder dividends accrual	—	—	—
	(7)	Fixed assets	—	—	—
	(8)	Compensation and benefits accrual	—	—	—
	(9)	Pension accrual	—	—	—
	(10)	Receivables — nonadmitted	—	—	—
	(11)	Net operating loss carry-forward	—	—	—
	(12)	Tax credit carry-forward	—	—	—
	(13)	Other	1,295	—	1,295
	(14)	Subtotal	24,831	25,249	(418)
(b)	Statutory valuation allowance adjustment		—	—	—
(c)	Nonadmitted		2,009	2,972	(963)
(d)	Admitted ordinary deferred tax assets (a14 – b – c)		22,822	22,277	545
(e)	Capital:
	(1)	Investments	4,718	5,844	(1,126)
	(2)	Net capital loss carry-forward	—	—	—
	(3)	Real estate	—	—	—
	(4)	Other	—	—	—
	(5)	Subtotal	4,718	5,844	(1,126)
(f)	Statutory valuation allowance adjustment		—	—	—
(g)	Nonadmitted		—	—	—
(h)	Admitted capital deferred tax assets (e5 – f – g)		4,718	5,844	(1,126)
(i)	Admitted deferred tax assets (d + h)		$27,540	$28,121	$(581)

50

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	2011	2010	Change
	(In Thousands)
Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$2,853	$2,527	$326
(2) Fixed assets	—	—	—
(3) Deferred and uncollected premium	—	—	—
(4) Policyholder reserves	4,880	5,620	(740)
(5) Other	—	—	—
(6) Subtotal	7,733	8,147	(414)
(b) Capital:
(1) Investments	5,147	5,276	(129)
(2) Real estate	—	—	—
(3) Other	—	—	—
(4) Subtotal	5,147	5,276	(129)
(c) Deferred tax liabilities (a6 + b4)	$12,880	$13,423	$(543)

Net deferred tax assets (liabilities)	$14,660	$14,698	$(38)

Less tax (expense) benefit from unrealized gains/losses			543
Less (increase)/decrease in nonadmitted DTAs			963
Change in net deferred income taxes			$(1,544)

51

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense (benefit) and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2011	Tax Rate	2010	Tax Rate	2009	Tax Rate
	(In Thousands)
Provision computed at statutory rate	$16,389	35.00%	$15,894	35.00%	$5,868	35.00%
Dividends received deduction	(708)	(1.51)	(319)	(0.70)	458	2.73
Tax credits	(33)	(0.07)	(74)	(0.16)	(71)	(0.42)
Separate account adjustment	—	0.00	—	0.00	532	3.17
Other	(596)	(1.27)	90	0.19	281	1.68
Total	$15,052	32.15%	$15,591	34.33%	$7,068	42.16%

Federal and foreign income taxes incurred	$12,266	26.20%	$13,074	28.79%	$1,561	9.31%
Change in net deferred income taxes*	2,786	5.95	2,517	5.54	5,507	32.85
Total statutory income taxes	$15,052	32.15%	$15,591	34.33%	$7,068	42.16%

*     Excludes change in net deferred income taxes on certain realized gains/losses of $(1,242), $(1,464) and ($4,455) for the years ended December 31, 2011, 2010 and 2009, respectively.

52

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2011 and 2010, the Company exceeded the minimum risk-based capital.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2012 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991 by the New York Superintendent of Insurance. A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator. ELNY remains in rehabilitation and an order of liquidation with a finding of insolvency has not yet been sought or granted. The NYLB is attempting to develop a plan that would result in additional funding being raised to help secure the benefits of ELNY’s policyholders. No guaranty association has yet to enter into a legally binding commitment to participate in any plan or contribute any level of funding. However, the Company believes it is probable that a guaranty fund assessment in the amount of $12.7 million will be incurred with offsetting premium tax recoverable of $8.1 million. The Company has reflected these amounts on its balance sheet in the other liabilities line and the other admitted assets line, respectively. In addition, it is probable that the Company will contribute an additional $3.7 million in voluntary contributions to assist in funding benefits of ELNY policyholders and, therefore, the Company has recorded a liability in that amount in the other liabilities line on the balance sheet.

53

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

At December 31, 2011, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2011, the Company has future commitments to provide additional capital contributions of $27.2 million to private equity joint ventures, limited partnerships and limited liability companies.

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2011, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$2,186	$1,946,552	$—	$1,948,738	45.4%
At book value less current surrender charge of 5% or more	766,991	—	—	766,991	17.9
At fair value	—	—	361,359	361,359	8.4
Total with adjustment or at market value	769,177	1,946,552	361,359	3,077,088	71.7
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	909,127	—	—	909,127	21.2
Not subject to discretionary withdrawal	306,447	—	—	306,447	7.1
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	1,984,751	1,946,552	361,359	4,292,662	100.0%
Less reinsurance ceded	1,317	—	—	1,317
Net annuity reserves and deposit-type contract liabilities	$1,983,434	$1,946,552	$361,359	$4,291,345

54

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities (continued)

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

10. Separate Accounts

The Company’s guaranteed separate accounts consist of nonindexed, guaranteed rate options that include a market value adjustment. The guaranteed rate options are sold as fixed annuity products or as an investment option within the Company’s variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered provide a death benefit equal to the account value. The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Some variable annuities also provide a guaranteed minimum withdrawal benefit or guaranteed minimum accumulation benefit.

As of December 31, 2011, the Company’s general account had a maximum guarantee for separate account liabilities of $40.8 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.2 million and $0.2 million in 2011 and 2010, respectively. The Company’s general account paid $0.8 million and $1.1 million towards separate account guarantees in 2011 and 2010, respectively.

55

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2011 is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$127,222	$28,294	$19,606	$175,122

Reserves for separate accounts with assets at:
Fair value	$—	$—	$361,359	$361,359
Amortized cost	939,458	1,007,094	—	1,946,552
Total reserves	$939,458	$1,007,094	$361,359	$2,307,911

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$939,458	$1,007,094	$—	$1,946,552
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	361,359	361,359
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	939,458	1,007,094	361,359	2,307,911
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$939,458	$1,007,094	$361,359	$2,307,911

56

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2011 is presented below:

2011
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$175,122
Transfers from separate accounts	399,040
Net transfers to (from) separate accounts	(223,918)

Reconciling adjustments:
Policy deductions and other expenses	173
Bonus account value	(59)
Other changes in surplus in Separate Account Statement	(5,264)
Other account adjustments	(281)
Transfers as reported in the Summary of Operations of the Company	$(229,349)

57

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2011

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$37,231	$38,689	$37,231
States, municipalities and political subdivisions	271,644	286,507	271,644
Foreign governments	104,642	110,151	104,642
All other corporate bonds	1,730,113	1,868,406	1,730,113
Preferred stocks	480	494	480
Total fixed maturities	2,144,110	2,304,247	2,144,110

Equity securities
Common stocks:
Industrial, miscellaneous and all other	18,529	16,793	16,793

Mortgage loans on real estate	26,799		26,799
Policy loans	43,995		43,995
Other long-term investments	34,259		34,259
Cash, cash equivalents and short-term investments	16,321		16,321
Total investments	$2,284,013		$2,282,277

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

58

National Integrity Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2011
Individual life	$125,528	$—	$1	$10,402	$10,131	$18,065	$491
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,855,942	—	126	302,053	104,358	560,420	18,712
	$1,981,470	$—	$127	$312,455	$114,489	$578,485	$19,203

Year ended December 31, 2010
Individual life	$118,872	$—	$1	$17,627	$9,035	$24,780	$434
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,730,539	—	125	346,301	99,881	591,771	14,284
	$1,849,411	$—	$126	$363,928	$108,916	$616,551	$14,718

Year ended December 31, 2009
Individual life	$102,218	$—	$1	$4,384	$8,556	$11,405	$256
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,546,196	—	156	552,567	91,201	770,410	13,115
	$1,648,414	$—	$157	$556,951	$99,757	$781,815	$13,371

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

59

National Integrity Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2011
Life insurance in force	$112,544	$7,598	$—	$104,946	0%
Premiums:
Individual life	$10,427	$25	$—	$10,402	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	302,159	106	—	302,053	0%
	$312,586	$131	$—	$312,455	0%

Year ended December 31, 2010
Life insurance in force	$114,915	$8,334	$—	$106,581	0%
Premiums:
Individual life	$17,671	$44	$—	$17,627	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	346,406	105	—	346,301	0%
	$364,077	$149	$—	$363,928	0%

Year ended December 31, 2009
Life insurance in force	$116,729	$9,468	$—	$107,261	0%
Premiums:
Individual life	$4,436	$52	$—	$4,384	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	552,683	116	—	552,567	0%
	$557,119	$168	$—	$556,951	0%

60

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2011, 2010 and 2009

With Report of Independent Registered Public

Accounting Firm

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in 2010, the Company changed the valuation bases for its statutory reserves for certain insurance products. Further, in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities and for deferred income tax assets.

/s/ Ernst & Young LLP

April 24, 2012
Cincinnati, Ohio

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,361,925	$3,392,567
Preferred and common stocks	968,793	1,041,192
Investments in common stocks of subsidiaries	1,755,449	1,830,045
Mortgage loans	37,631	38,567
Policy loans	173,728	170,600
Real estate:
Properties held for the production of income	3,320	3,581
Properties occupied by the Company	28,027	29,077
Properties held for sale	429	—
Cash, cash equivalents and short-term investments	261,501	148,733
Receivable for securities	1,520	1,023
Securities lending reinvested collateral assets	20,198	93,284
Other invested assets	703,419	676,441
Total cash and invested assets	7,315,940	7,425,110

Investment income due and accrued	43,127	92,988
Premiums deferred and uncollected	55,231	55,120
Current federal income taxes recoverable	—	37,998
Net deferred income tax asset	70,088	35,115
Receivables from parent, subsidiaries and affiliates	33,818	21,802
Other admitted assets	40,677	7,941
Separate account assets	757,365	808,003
Total admitted assets	$8,316,246	$8,484,077

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,621,759	$2,607,049
Accident and health reserves	218,463	220,824
Liability for deposit-type contracts	254,728	253,351
Policy and contract claims	47,625	47,626
Dividends payable to policyholders	41,093	41,205
Premiums received in advance	4,966	5,415
Total policy and contract liabilities	3,188,634	3,175,470

General expense due and accrued	12,208	16,687
Current federal income taxes payable	5,942	—
Asset valuation reserve	209,626	211,916
Interest maintenance reserve	38,750	40,544
Other liabilities	181,083	123,096
Liability for postretirement benefits other than pensions	229,101	230,730
Dividends to stockholders declared and unpaid	—	100,000
Derivatives	693	—
Payable for securities lending	138,287	244,025
Separate account liabilities	757,365	808,003
Total liabilities	4,761,689	4,950,471

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	25,003	25,003
Accumulated surplus	3,528,554	3,507,603
Total capital and surplus	3,554,557	3,533,606
Total liabilities and capital and surplus	$8,316,246	$8,484,077

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$280,357	$286,128	$286,465
Net investment income	442,613	301,204	264,658
Considerations for supplementary contracts with life contingencies	12	127	—
Amortization of the interest maintenance reserve	3,417	3,653	3,743
Commissions and expenses on reinsurance ceded	298	332	392
Other revenues	147	2,168	2,152
Total premiums and other revenues	726,844	593,612	557,410

Benefits paid or provided:
Death benefits	138,254	138,730	139,613
Annuity benefits	94,425	97,267	87,863
Disability and accident and health benefits	22,093	24,413	23,739
Surrender benefits	130,229	90,663	101,454
Payments on supplementary contracts with life contingencies	735	151	152
Other benefits	16,224	15,487	15,497
Increase (decrease) in policy reserves and other policyholders’ funds	12,111	4,249	(3,677)
Total benefits paid or provided	414,071	370,960	364,641

Insurance expenses and other deductions:
Commissions	34,390	42,154	50,650
Commissions and expenses on reinsurance assumed	1,949	2,031	2,109
General expenses	156,339	153,685	153,526
Net transfers to (from) separate account	(44,507)	(43,552)	(42,092)
Reserve adjustments on reinsurance assumed	(130,363)	(54,548)	(109,349)
Other deductions	27,503	40,383	28,473
Total insurance expenses and other deductions	45,311	140,153	83,317

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	267,462	82,499	109,452

Dividends to policyholders	58,191	59,001	57,884
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	209,271	23,498	51,568
Federal income tax expense (benefit), excluding tax on capital gains	(13,506)	(8,887)	134
Gain (loss) from operations before net realized capital gains (losses)	222,777	32,385	51,434
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	53,829	19,884	27,404
Net income (loss)	$276,606	$52,269	$78,838

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2009	$1,000	$5,000	$3,295,984	$3,301,984
Net income (loss)	—	—	78,838	78,838
Change in net deferred income tax	—	—	31,754	31,754
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $18,131)	—	—	100,604	100,604
Net change in nonadmitted assets and related items	—	—	(16,853)	(16,853)
Change in asset valuation reserve	—	—	(93,921)	(93,921)
Cumulative effect of change in accounting principle	—	—	8,190	8,190
Change in additional minimum pension liability over unrecognized prior service cost	—	—	16,980	16,980
Change in surplus from deferred tax asset (SSAP 10R)	—	—	17,297	17,297
Capital contribution	—	20,003	—	20,003
Balance, December 31, 2009	1,000	25,003	3,438,873	3,464,876
Net income (loss)	—	—	52,269	52,269
Change in net deferred income tax	—	—	(18,639)	(18,639)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $49,413)	—	—	131,660	131,660
Net change in nonadmitted assets and related items	—	—	75,625	75,625
Change in asset valuation reserve	—	—	(92,201)	(92,201)
Dividends to stockholders	—	—	(100,000)	(100,000)
Change in reserve on account of change in valuation basis	—	—	34,806	34,806
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(14,790)	(14,790)
Balance, December 31, 2010	1,000	25,003	3,507,603	3,533,606
Net income (loss)	—	—	276,606	276,606
Change in net deferred income tax	—	—	(16,716)	(16,716)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(34,487))	—	—	(145,894)	(145,894)
Net change in nonadmitted assets and related items	—	—	(27,272)	(27,272)
Change in asset valuation reserve	—	—	2,290	2,290
Dividends to stockholders	—	—	(52,000)	(52,000)
Change in additional minimum pension liability, net of tax	—	—	(31,947)	(31,947)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	15,884	15,884
Balance, December 31, 2011	$1,000	$25,003	$3,528,554	$3,554,557

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Operations activities
Premiums collected net of reinsurance	$281,647	$285,769	$285,427
Net investment income received	446,308	288,913	218,919
Benefits paid	(353,438)	(318,225)	(330,121)
Net transfers from (to) separate accounts	44,507	43,552	41,969
Commissions and expense paid	(142,431)	(135,325)	(132,627)
Dividends paid to policyholders	(58,303)	(58,389)	(58,499)
Federal income taxes recovered (paid)	22,074	(99,022)	4,278
Other, net	(5,160)	—	—
Net cash from (for) operations	235,204	7,273	29,346

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	833,469	584,558	899,899
Preferred and common stocks	335,578	323,808	775,666
Mortgage loans	1,794	6,383	1,649
Real estate	55,450	4,476	25,893
Other invested assets	161,358	116,164	135,559
Net gains (losses) on cash, cash equivalents and short-term investments	100	56	(740)
Miscellaneous proceeds	2,018	1,222	—
Net proceeds from investments sold, matured or repaid	1,389,767	1,036,667	1,837,926

Cost of investments acquired:
Debt securities	(810,740)	(473,203)	(1,203,004)
Preferred and common stocks	(298,299)	(479,608)	(496,986)
Mortgage loans	(914)	—	—
Real estate	(28,063)	(439)	(1,245)
Other invested assets	(98,525)	(250,357)	(90,513)
Miscellaneous applications	56	24	(412)
Total cost of investments acquired	(1,236,485)	(1,203,583)	(1,792,160)

Net change in policy and other loans	(3,128)	(2,438)	(5,288)
Net cash from (for) investments	150,154	(169,354)	40,478

Financing and Miscellaneous Sources
Borrowed money	—	—	(76,954)
Net deposits on deposit-type contract funds and other insurance liabilities	1,377	(2,996)	16,669
Dividends paid to stockholder	(118,321)	—	—
Other cash provided (applied)	(155,646)	175,718	(41,597)
Net cash from (for) financing and miscellaneous sources	(272,590)	172,722	(101,882)

Net change in cash, cash equivalents and short-term investments	112,768	10,641	(32,058)
Cash, cash equivalents and short-term investments:
Beginning of year	148,733	138,092	170,150
End of year	$261,501	$148,733	$138,092

Cash flow information for non-cash transactions
Capital contribution to Western-Southern Life Assurance Company in:
the form of common stock	$—	$—	$111,484
Capital contribution to Integrity Life Insurance Company in:
the form of common stock	—	—	105,197
Capital contribution to Columbus Life Insurance Company in the form of common stock	—	—	40,216
Capital contribution to Western & Southern Financial Group in the form of common stock	33,679	—	20,003
Dividend income received from Columbus Life Insurance Company in the form of debt securities	17,479	—	—

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2011

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2011, approximately 63.2% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,483.1 million and $2,547.7 million were allocated to the Closed Block as of December 31, 2011 and 2010, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  the extent and length of time the fair value has been below the book/adjusted carry value;

•                  the reasons for the decline in value;

•                  specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  for structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included. In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2011	2010
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,554,557	$3,533,606
Deferred policy acquisition costs	214,029	231,190
Policy reserves	40,433	50,012
Asset valuation and interest maintenance reserves	248,376	252,460
Unrecognized benefit plan adjustments	(37,254)	(919)
Employee benefits	(48,806)	(35,142)
Income taxes	(139,312)	(147,435)
Net unrealized on available-for-sale securities	418,780	152,091
Subsidiary equity	1,148,758	959,601
Policyholder dividend obligation	(331,544)	(205,132)
Subsidiary reinsurance recoverable	145,459	149,999
Other, net	38,730	30,366
Stockholder’s equity, GAAP basis	$5,252,206	$4,970,697

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2011	2010	2009
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$276,606	$52,269	$78,838
Deferred policy acquisition costs	612	3,966	10,785
Policy reserves	(7,374)	(370)	(3,980)
Employee benefit income	2,925	5,197	3,105
Income taxes	(16,366)	(33,061)	28,788
Interest maintenance reserve	(1,794)	(705)	7,080
SAP vs. GAAP subsidiary income	177,595	176,928	29,246
Private equity/real estate adjustments	15,223	40,333	13,193
Investment write-downs	4,896	1,326	41,872
Income from subsidiary reinsurance	(4,310)	36,628	(11,696)
Dividends from subsidiaries	(150,000)	(50,000)	—
Other, net	(28,065)	7,562	(1,224)
Net income (loss), GAAP basis	$269,948	$240,073	$196,007

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2011	2010
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	11%	11%
1941 Standard Industrial, 2-1/2% – 3-1/2%	15	15
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	25	27
1980 Commissioners Standard Ordinary, 4% – 6%	37	36
2001 Commissioners Standard Ordinary, 4% – 4-1/2%	5	4
Other, 2-1/2% – 6%	5	5
	98	98
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	2	2
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2011 and 2010, reserves of $30.2 million and $34.8 million, respectively, were recorded on inforce amounts of $1,463.6 million and $1,625.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2011 and 2010. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2011, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $139.4 million and $16.5 million in the general and separate account, respectively. At December 31, 2010, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $237.2 million and $75.9 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2011 and 2010, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2011 and 2010, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2011, the fair value of the collateral that could be requested to be returned on demand by the borrower was $154.5 million. The fair value of the collateral contractually obligated under 30-day terms was $5.9 million. At December 31, 2011, the fair value of the total collateral in the general account was $143.4 million, $122.9 million of which was managed by an affiliated agent and $20.5 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $17.0 million, which was all managed by an unaffiliated agent. At December 31, 2010, the fair value of the total collateral for the general account was $242.8 million, $149.8 million of which was managed by an affiliated agent and $93.0 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $77.9 million, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents. The aggregate collateral broken out by maturity date is as follows at December 31, 2011:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	115,728	116,037
31 to 60 days	—	—
61 to 90 days	2,500	2,500
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	7,274	7,272
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	34,596	34,596
Total collateral	$160,098	$160,405

At December 31, 2011, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $155.3 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts. There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

Accounting Changes

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principle No. 101, Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101). SSAP 101 amends the deferred tax asset admittance test set forth in SSAP 10R, Income Taxes — A Temporary Replacement of SSAP 10, by limiting the admissibility thresholds based on current period risk-based capital levels and modifying disclosure requirements. The adoption of SSAP 101 did not impact the Company’s financial statements.

Effective January 1, 2011, Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities (SSAP 43R) was amended to clarify that debt securities held that are issued by a trust, special purpose entity or limited liability company in which there is no direct recourse to the sponsor of the entity, but only direct recourse to the assets of the issuer, should be classified as loan-backed securities under SSAP 43R, not as an issuer obligation under Statement of Statutory Accounting Principles No. 26, Bonds, excluding Loan-backed and Structured Securities. As a result, during 2011, the Company reclassified 21 securities from corporate debt securities to asset-backed securities held at December 31, 2010 with a book/adjusted carry value of $80.6 million and a fair value of $79.1 million. The reclassification does not impact the total debt securities line item on the balance sheet. Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

In 2010, the Company changed the statutory valuation method for active life group long-term disability coverage from contract reserves to an unearned premium reserve. Statement of Statutory Accounting Principles No. 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations. The Company has recorded an increase of $34.8 million to surplus as a result of the change in valuation basis through the Change in Reserve on Account of Change in Valuation Basis line on the Statement of Changes in Capital and Surplus.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 91-Revised, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R). In accordance with SSAP 91R, the Company changed the method of reporting securities lending transactions. SSAP 91R requires collateral received which may be sold or repledged to be reflected on the balance sheet, along with the obligation to return the collateral. Collateral received which may not be sold or repledged is not recorded on the balance sheet. For securities lending transactions reported on the balance sheet, the collateral received and the reinvestment of that collateral by an affiliated agent is reflected with the invested assets on the balance sheet based on the type of investment and an offsetting liability is recognized for the obligation to return the collateral. The collateral received and the reinvestment of that collateral by an unaffiliated agent must be reflected as a one-line entry on the balance sheet and an offsetting liability is recognized for the obligation to return the collateral. Prior to the adoption of SSAP 91R, the Company did not reflect collateral reinvested by an unaffiliated agent on the balance sheet. At December 31, 2010, SSAP 91R resulted in an increase in securities lending reinvested collateral assets of $93.3 million and an increase in the obligation to return the collateral of $93.3 million.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 100, Fair Value Measurements (SSAP 100). SSAP 100 establishes a framework for measuring fair value under current statutory accounting pronouncements that require or permit fair value measurement. SSAP 100 retains the price notion in the definition of fair value, but clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. SSAP 100 also clarifies that fair value measurement should be based on market, not entity specific, assumptions that include an adjustment for risk if the market would use such an adjustment in pricing. SSAP 100 also establishes a three-level fair value measurement hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted market prices and the lowest priority to unobservable inputs where there is little or no market activity for the asset or liability. The adoption of SSAP 100 did not have a material impact on the Company’s financial statements. See Note 3 for further information.

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R). In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost. SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009. As a result, the Company recorded a cumulative effect adjustment in the amount of $8.2 million through cumulative effect of change in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R. The cumulative effect adjustment is net of federal income taxes of $4.4 million. SSAP 43R resulted in an increase in bonds of $12.6 million and a decrease in deferred tax assets of $4.4 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard. The adoption of SSAP 10R resulted in an increase to statutory surplus of $17.3 million at December 31, 2009. SSAP 10R is effective for 2009, 2010 and 2011 financial statements only. SSAP 10 and SSAP 10R will be replaced by SSAP 101, which is effective January 1, 2012, as authoritative guidance over the reporting of income taxes. See prior accounting change note for further information.

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99). SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment. SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities. This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured. The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2011 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 24, 2012.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$57,727	$5,213	$—	$62,940
Debt securities issued by states of the U.S. and political subdivisions of the states	28,362	2,624	—	30,986
Corporate securities	2,194,600	389,623	(10,169)	2,574,054
Commercial mortgage-backed securities	179,161	9,855	(7)	189,009
Residential mortgage-backed securities	710,924	25,730	(46,726)	689,928
Asset-backed securities	191,151	4,142	(9,007)	186,286
Total	$3,361,925	$437,187	$(65,909)	$3,733,203

At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$38,998	$3,523	$(635)	$41,886
Debt securities issued by states of the U.S. and political subdivisions of the states	47,732	710	(561)	47,881
Corporate securities	2,316,100	236,299	(9,660)	2,542,739
Commercial mortgage-backed securities	199,091	7,964	(22)	207,033
Residential mortgage-backed securities	724,305	15,222	(60,320)	679,207
Asset-backed securities	66,341	3,494	(2,757)	67,078
Total	$3,392,567	$267,212	$(73,955)	$3,585,824

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company holds investments in certain loan-backed securities that are classified in the asset-backed securities line above. The book/adjusted carry value and fair value of these securities are $77.4 million and $75.5 million, respectively, at December 31, 2011. These loan-backed securities were classified as corporate securities at December 31, 2010. See the Accounting Changes section in Note 1 for further discussion.

At December 31, 2011 and 2010, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carry value of $309.4 million and $285.3 million, respectively, and an aggregate fair value of $266.8 million and $249.4 million, respectively. Such holdings amounted to 9.2% and 8.4%, respectively, of the Company’s investments in debt securities and 3.7% and 3.4%, respectively, of the Company’s total admitted assets as of December 31, 2011 and 2010. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, common stock mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$117	$3	$—	$120

Common stocks, unaffiliated	$644,478	$287,356	$(48,151)	$883,683
Common stocks, mutual funds	83,158	4,059	(2,224)	84,993
Common stocks, subsidiaries	1,458,549	296,900	—	1,755,449
	$2,186,185	$588,315	$(50,375)	$2,724,125

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2010:
Preferred stocks	$334	$1	$—	$335

Common stocks, unaffiliated	$617,053	$343,234	$(8,681)	$951,606
Common stocks, mutual funds	81,583	8,106	(437)	89,252
Common stocks, subsidiaries	1,453,548	376,497	—	1,830,045
	$2,152,184	$727,837	$(9,118)	$2,870,903

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(6,040)	108,219	(4,129)	22,525
Commercial mortgage-backed securities(1)	(7)	13,951	—	—
Residential mortgage-backed securities(1)	(2,582)	42,142	(44,144)	190,978
Asset-backed securities(1)	(2,008)	41,542	(6,999)	37,913
Total	$(10,637)	$205,854	$(55,272)	$251,416

(1) Amounts relate to securities subject to SSAP 43R.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(46,821)	$181,130	$(1,330)	$5,244
Common stocks, mutual funds	(2,223)	34,403	(1)	6
Total	$(49,044)	$215,533	$(1,331)	$5,250

At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(635)	$14,301	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(561)	19,295	—	—
Corporate securities	(4,140)	133,723	(5,520)	58,429
Commercial mortgage-backed securities(1)	(22)	5,715	—	—
Residential mortgage-backed securities(1)	(1,048)	30,484	(59,272)	237,645
Asset-backed securities(1)	—	—	(2,757)	23,393
Total	$(6,406)	$203,518	$(67,549)	$319,467

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(7,479)	$117,664	$(1,202)	$17,829
Common stocks, mutual funds	(85)	11,080	(352)	4,069
Total	$(7,564)	$128,744	$(1,554)	$21,898

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Investments that are impaired at December 31, 2011 and 2010, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks. The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 14.6% and 11.0% of the carrying value of these securities at December 31, 2011 and 2010, respectively. At December 31, 2011, there were a total of 176 securities held that are considered temporarily impaired, 57 of which have been impaired for 12 months or longer. At December 31, 2010, there were a total of 253 securities held that are considered temporarily impaired, 95 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $39.1 million, $11.6 million and $76.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security held at December 31, 2011 with a recognized other-than-temporary impairment (OTTI) for the years ended December 31, 2011, 2010 and the six month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2011:

021468AG8	$2,768	$2,533	$235	$2,533	$2,014	12/31/2011
05948KXT1	4,598	4,428	170	4,428	3,473	12/31/2011
12668BYF4	1,507	1,424	83	1,424	1,109	12/31/2011
17309AAD1	14,373	13,443	930	13,443	11,913	12/31/2011
46628SAJ2	2,307	1,946	361	1,946	1,266	12/31/2011
61751DAH7	13,499	12,977	522	12,977	8,019	12/31/2011
61752RAL6	850	787	63	787	537	12/31/2011
74922EAF6	364	336	28	336	268	12/31/2011
75970JAD8	1,312	1,231	81	1,231	956	12/31/2011
761118MD7	19,322	18,653	669	18,653	16,079	12/31/2011
76112HAD9	14,942	11,801	3,141	11,801	8,496	12/31/2011
872225AF4	524	158	366	158	139	9/30/2011
52523KAJ3	1,809	1,458	351	1,458	756	6/30/2011
Total	$78,175	$71,175	$7,000	$71,175	$55,025

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2010:

74922EAF6	$408	$396	$12	$396	$321	12/31/2010
75970JAD8	1,605	1,464	141	1,464	1,282	12/31/2010
872225AF4	966	563	403	563	359	12/31/2010
12668BYF4	1,747	1,644	103	1,644	1,281	9/30/2010
75970JAJ5	8,188	7,043	1,145	7,043	4,312	9/30/2010
021468AG8	3,318	3,062	256	3,062	2,358	6/30/2010
02148JAD9	3,873	3,626	247	3,626	2,749	6/30/2010
12628KAA0	63	51	12	51	51	6/30/2010
45660L2V0	6,712	6,430	282	6,430	4,863	6/30/2010
52521HAJ2	3,040	2,917	123	2,917	2,286	6/30/2010
61749EAF4	3,053	2,790	263	2,790	1,890	6/30/2010
75970JAJ5	8,411	8,238	173	8,238	4,866	6/30/2010
76112HAD9	17,087	15,172	1,915	15,172	11,819	6/30/2010
872225AF4	1,787	950	837	950	564	6/30/2010
Total	$60,258	$54,346	$5,912	$54,346	$39,001

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)

For the six month period ended December 31, 2009:

12668BYF4	$1,838	$1,749	$89	$1,749	$1,377	12/31/2009
65538PAF5	8,207	8,023	184	8,023	5,764	12/31/2009
75970JAJ5	8,744	8,446	298	8,446	5,038	12/31/2009
761118MD7	21,594	20,588	1,006	20,588	14,524	12/31/2009
059515BF2	3,810	3,349	461	3,349	2,735	9/30/2009
872225AF4	2,990	1,846	1,144	1,846	803	9/30/2009
Total	$47,183	$44,001	$3,182	$44,001	$30,241

The Company had no other-than-temporary impairments on loan-backed securities for the years ended December 31, 2011, 2010 and the six month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2011, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$83,226	$84,054
After one through five	478,165	516,226
After five through ten	452,173	507,709
After ten	1,267,125	1,559,991
Mortgage-backed securities/Asset-backed securities	1,081,236	1,065,223
Total	$3,361,925	$3,733,203

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2011, 2010 and 2009 were $469.4 million, $316.1 million, and $723.8 million; gross gains of $2.6 million, $6.6 million, and $15.3 million and gross losses of $0.9 million, $1.8 million, and $8.7 million were realized on these sales in 2011, 2010 and 2009, respectively.

Proceeds from the sales of investments in equity securities during 2011, 2010 and 2009 were $283.2 million, $316.0 million, and $438.7 million; gross gains of $103.4 million, $55.0 million, and $130.0 million and gross losses of $7.2 million, $14.1 million, and $51.5 million were realized on these sales in 2011, 2010 and 2009, respectively.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2011	2010	2009
	(In Thousands)

Realized capital gains (losses)	$90,823	$34,615	$65,783
Less amount transferred to IMR (net of related taxes (benefits) of $874 in 2011, $1,587 in 2010 and $5,827 in 2009)	1,623	2,948	10,823
Less federal income tax expense (benefit) of realized capital gains (losses)	35,371	11,783	27,556
Net realized capital gains (losses)	$53,829	$19,884	$27,404

Net investment income consisted of the following for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Debt securities	$188,836	$200,231	$194,731
Equity securities	181,432	72,657	37,725
Mortgage loans	2,678	3,021	2,989
Real estate	13,889	13,614	18,219
Policy loans	11,755	11,312	11,143
Cash, cash equivalents and short-term investments	479	521	1,533
Other invested assets	62,079	17,382	16,340
Other	711	856	2,192
Gross investment income	461,859	319,594	284,872
Investment expenses	19,246	18,390	20,214
Net investment income	$442,613	$301,204	$264,658

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2011, 76.3% of such mortgages, or $28.7 million, involved properties located in Texas and Florida. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $13.3 million. During 2011, the respective maximum and minimum lending rates for mortgage loans issued were 7.00% and 2.48%, respectively. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

During 2011, the Company had proceeds from the sale of two real estate investments in the amount of $55.5 million and realized gains of $27.9 million on the sales. The gains on the sales of real estate were recorded on the net realized capital gains (losses) line on the statement of operations. Proceeds from the sales of real estate during 2010 and 2009 were $4.5 million and $25.9 million, respectively. No gross gains or losses were realized on the sales of real estate in 2010 and 2009.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities, auction rate securities and asset/mortgage-backed securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options, are determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include private equity investments, fixed income funds, real estate partnerships and surplus debentures. The fair values of private equity investments and fixed income funds have been determined using available sales prices, the net asset values of the funds or internal valuation methodologies appropriate for the specific assets. The fair values of certain real estate partnership investments have been determined utilizing internal valuation methodologies appropriate for the specific assets. The fair values of surplus debentures have been determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Assets:
Residential mortgage-backed securities	$687	$—	$—	$687
Common stocks, unaffiliated	883,683	883,683	—	—
Common stocks, mutual funds	84,992	84,992	—	—
Separate account assets	757,365	418,846	150,908	187,611
Total assets	$1,726,727	$1,387,521	$150,908	$188,298

Liabilities:
Derivatives	$(693)	$—	$—	$(693)

At December 31, 2010:
Assets:
Residential mortgage-backed securities	$324	$—	$—	$324
Common stocks, unaffiliated	951,606	951,606	—	—
Common stocks, mutual funds	89,252	89,252	—	—
Separate account assets	808,003	506,934	146,994	154,075
Total assets	$1,849,185	$1,547,792	$146,994	$154,399

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2011	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2011
	(In Thousands)
Assets:
Residential mortgage-backed securities	$324	$(366)	$169	$—	$(56)	$616	$—	$687
Separate account assets	154,075	—	—	20,963	12,573	—	—	187,611
Total assets	$154,399	$(366)	$169	$20,963	$12,517	$616	$—	$188,298

Liabilities:
Derivatives	$—	$462	$(129)	$—	$(1,026)	$—	$—	$(693)

*       Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements

Residential mortgage-backed securities	$—	$—	$—	$(56)	$(56)
Separate account assets	22,223	—	—	(9,650)	12,573
Derivative liabilities	—	(1,388)	—	362	(1,026)
Total	$22,223	$(1,388)	$—	$(9,344)	$11,491

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers In (Out)	Ending Asset/ (Liability) as of
	January 1, 2010	Net Income	Surplus	Other	and Settlements	of Level 3	December 31, 2010
	(In Thousands)
Assets:
Residential mortgage-backed securities	$804	$(1,241)	$788	$—	$(27)	$—	$324
Separate account assets	141,149	—	—	14,450	(1,524)	—	154,075
Total assets	$141,953	$(1,241)	$788	$14,450	$(1,551)	$—	$154,399

*     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010.

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Debt securities	$3,361,925	$3,733,203	$3,392,567	$3,585,824
Preferred stocks	117	120	334	335
Common stocks, unaffiliated	883,683	883,683	951,606	951,606
Common stocks, mutual funds	84,993	84,993	89,252	89,252
Mortgage loans	37,631	40,549	38,567	40,948
Cash, cash equivalents and short-term investments	261,501	261,501	148,733	148,733
Securities lending reinvested collateral assets	20,198	20,507	93,284	92,970
Other invested assets	703,419	774,783	676,441	748,648
Separate account assets	757,365	757,365	808,003	808,003

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,787	$7,424	$6,935	$7,431
Derivatives	693	693	—	—
Securities lending liability	138,287	138,287	244,025	244,025

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $986.9 million at December 31, 2011. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$9,880,752	$10,004,546
Preferred and common stocks	145,519	147,685
Investment in common stock of subsidiaries	949	8,929
Mortgage loans	753,520	724,580
Policy loans	44,615	45,371
Real estate, held for the production of income	25,323	26,134
Cash, cash equivalents and short-term investments	160,639	393,869
Receivable for securities	4,925	4,619
Derivatives	2,920	—
Securities lending reinvested collateral assets	27,846	28,377
Other invested assets	128,269	100,138
Total cash and invested assets	11,175,277	11,484,248

Investment income due and accrued	106,674	109,296
Premiums deferred and uncollected	21,658	21,204
Net deferred income tax asset	32,662	34,546
Other admitted assets	12,813	19,858
Separate account assets	45,779	56,188
Total admitted assets	$11,394,863	$11,725,340

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$8,977,599	$8,725,764
Liability for deposit-type contracts	908,197	1,272,868
Policy and contract claims	9,743	9,893
Premiums received in advance	372	399
Total policy and contract liabilities	9,895,911	10,008,924

General expense due and accrued	5,813	5,617
Current federal income taxes payable to parent	5,763	13,374
Transfer to (from) separate accounts due and accrued, net	(2,798)	(3,727)
Asset valuation reserve	91,872	69,891
Interest maintenance reserve	13,070	4,603
Other liabilities	40,735	46,483
Dividends to stockholders declared and unpaid	—	25,000
Derivatives	—	506
Payable for securities lending	311,859	466,148
Separate account liabilities	45,779	56,188
Total liabilities	10,408,004	10,693,007

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	761,308	761,308
Accumulated surplus	223,051	268,525
Total capital and surplus	986,859	1,032,333
Total liabilities and capital and surplus	$11,394,863	$11,725,340

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2011	2010
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$887,767	$1,024,683
Net investment income	603,042	602,096
Considerations for supplementary contracts with life contingencies	3,184	2,831
Amortization of the interest maintenance reserve	2,536	396
Fees from management of separate accounts	588	746
Other revenues	343	1,628
Total premiums and other revenues	1,497,460	1,632,380
Benefits paid or provided:
Death benefits	87,181	83,336
Annuity benefits	230,265	198,285
Disability and accident and health benefits	2,861	2,840
Surrender benefits	570,448	580,771
Payments on supplementary contracts with life contingencies	3,322	309
Other benefits	52,632	61,690
Increase (decrease) in policy reserves and other policyholders’ funds	251,835	431,643
Total benefits paid or provided	1,198,544	1,358,874
Insurance expenses and other deductions:
Commissions	55,791	66,273
General expenses	73,643	72,888
Net transfers to (from) separate accounts	(8,958)	(17,479)
Other deductions	12,534	11,024
Total insurance expenses and other deductions	133,010	132,706
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	165,906	140,800
Federal income tax expense (benefit), excluding tax on capital gains	41,944	37,888
Gain (loss) from operations before net realized capital gains (losses)	123,962	102,912
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(19,642)	(22,312)
Net income (loss)	$104,320	$80,600

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Intercompany fees for management services provided to the Company’s subsidiaries and affiliates, both direct and indirect, included in net income of the Company were as follows:

	2011	2010	2009
	(In Thousands)

WSLAC	$72,812	$75,784	$72,767
Columbus Life	5,996	5,711	5,629
Integrity	10,994	10,204	11,620
National	8,239	7,903	7,662
Lafayette Life*	5,675	945	912
Total	$103,716	$100,547	$98,590

* The intercompany fees for management services provided to The Lafayette Life Insurance Company (Lafayette Life) significantly increased in 2011 due to the transition of Lafayette Life’s home office operations from Lafayette, Indiana to Cincinnati, Ohio in June of 2011.

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $24.7 million, $27.9 million and $18.8 million in 2011, 2010 and 2009, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $212.3 million and $261.3 million at December 31, 2011 and 2010, respectively.

At December 31, 2011 and 2010, the Company had $85.0 million and $89.3 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 9, 2011, the Company paid a $15.0 million ordinary dividend to its parent, WSFG. The dividend was in the form of cash.

On December 9, 2011, the Company paid a $37.0 million ordinary dividend to its parent, WSFG. The dividend consisted of $3.3 million in cash and $33.7 million in common stocks. WSFG contributed the cash and common stock to its subsidiary, Lafayette Life.

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company received a $75.0 million ordinary dividend and a $25.0 million extraordinary dividend from its subsidiary, WSLAC, on December 5, 2011 and December 28, 2011, respectively. The dividends were in the form of cash.

The Company received a $26.0 million extraordinary dividend and a $6.5 million extraordinary dividend from its subsidiary, Columbus Life, on December 5, 2011 and December 29, 2011, respectively. The dividends were in the form of cash.

The Company received a $14.7 million extraordinary dividend and a $2.8 million extraordinary dividend from its subsidiary, Columbus Life, on December 20, 2011 and December 28, 2011, respectively. The dividends were in the form of bonds at fair value.

At December 31, 2010, the Company accrued $100.0 million for a dividend to be paid in the form of cash to its parent, WSFG. The dividend was paid on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from WSLAC. The dividend was received on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from Columbus Life. The dividend was received on January 3, 2011.

On September 16, 2009, the Company made capital contributions in the amount of $111.5 million, $40.2 million and $105.2 million to its subsidiaries, WSLAC, Columbus Life and Integrity, respectively. The contributions were in the form of common stocks at fair value.

On November 11, 2009, the Company received a capital contribution from its parent, WSFG, in the amount of $20.0 million. The contribution was in the form of common stock at fair value.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $639.1 million and $654.9 million at December 31, 2011 and 2010, respectively.

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.2 million and $1.0 million at December 31, 2011 and 2010, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2011	2010	2009
	(In Thousands)

Direct premiums	$281,531	$289,174	$292,220
Assumed premiums:
Affiliates	4,474	2,838	226
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(5,648)	(5,884)	(5,981)
Net premiums	$280,357	$286,128	$286,465

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2011	2010	2009
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	2,910	2,991	2,682
Policy and contract liabilities:
Affiliates	639,092	654,948	674,214
Nonaffiliates	52,153	50,521	49,148
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	150	320	584

Other than as described above, in 2011, 2010 and 2009, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

At December 31, 2011, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2011, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2011, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2011 if all reinsurance agreements were cancelled.

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due from the subsidiaries and affiliates for federal income taxes were $7.3 million and $28.1 million at December 31, 2011 and 2010, respectively. The tax years of 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2011, in the event of future net losses is $33.7 million, $0.0 million and $26.8 million from 2011, 2010 and 2009, respectively.

The change in net deferred income taxes is comprised of the following:

2011		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$243,601	$39,280	$282,881
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	243,601	39,280	282,881
(d)	Deferred tax liabilities	102,995	109,798	212,793
(e)	Net deferred tax assets/(liabilities) (c – d)	140,606	(70,518)	70,088
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$140,606	$(70,518)	$70,088

2010		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$218,886	$18,583	$237,469
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	218,886	18,583	237,469
(d)	Deferred tax liabilities	63,913	138,441	202,354
(e)	Net deferred tax assets/(liabilities) (c – d)	154,973	(119,858)	35,115
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$154,973	$(119,858)	$35,115

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
			(In Thousands)

(a)	Gross deferred tax assets	$24,715	$20,697	$45,412
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	24,715	20,697	45,412
(d)	Deferred tax liabilities	39,082	(28,643)	10,439
(e)	Net deferred tax assets/(liabilities) (c – d)	(14,367)	49,340	34,973
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$(14,367)	$49,340	$34,973

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10. The current period election does not differ from the prior period election.

The following table provides the increased amount by tax character, and the change in such, of admitted adjusted gross DTAs as the result of the application of paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10:

	2011	2010	Change
	(In Thousands)
Increase (decrease) in deferred tax assets admitted from SSAP 10R, para. 10.e.	$18,391	$2,507	$15,884

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2011		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$—	$5,500	$5,500
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	46,197	—	46,197
(c)	SSAP 10R, Paragraph 10.b.i.	46,197	—	46,197
(d)	SSAP 10R, Paragraph 10.b.ii.			354,259
(e)	SSAP 10R, Paragraph 10.c.	179,013	33,780	212,793
(f)	Total (a + b + e)	$225,210	$39,280	$264,490

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$—	$5,500	$5,500
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	65,689	—	65,689
(i)	SSAP 10R, Paragraph 10.e.ii.a.	65,689	—	65,689
(j)	SSAP 10R, Paragraph 10.e.ii.b.			531,389
(k)	SSAP 10R, Paragraph 10.e.iii.	177,912	33,780	211,692
(l)	Total (g + h + k)	$243,601	$39,280	$282,881

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$3,976,288
(n)	RBC authorized control level	$412,942

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2010		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$8,129	$—	$8,129
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	24,479	—	24,479
(c)	SSAP 10R, Paragraph 10.b.i.	24,479	—	24,479
(d)	SSAP 10R, Paragraph 10.b.ii.			341,003
(e)	SSAP 10R, Paragraph 10.c.	183,771	18,583	202,354
(f)	Total (a + b + e)	$216,379	$18,583	$234,962

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$8,129	$—	$8,129
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	46,297	—	46,297
(i)	SSAP 10R, Paragraph 10.e.ii.a.	46,297	—	46,297
(j)	SSAP 10R, Paragraph 10.e.ii.b.			511,505
(k)	SSAP 10R, Paragraph 10.e.iii.	164,460	18,583	183,043
(l)	Total (g + h + k)	$218,886	$18,583	$237,469

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$3,928,973
(n)	RBC authorized control level	$405,907

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$(8,129)	$5,500	$(2,629)
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	21,718	—	21,718
(c)	SSAP 10R, Paragraph 10.b.i.	21,718	—	21,718
(d)	SSAP 10R, Paragraph 10.b.ii.			13,256
(e)	SSAP 10R, Paragraph 10.c.	(4,758)	15,197	10,439
(f)	Total (a + b + e)	$8,831	$20,697	$29,528

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$(8,129)	$5,500	$(2,629)
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	19,392	—	19,392
(i)	SSAP 10R, Paragraph 10.e.ii.a.	19,392	—	19,392
(j)	SSAP 10R, Paragraph 10.e.ii.b.			19,884
(k)	SSAP 10R, Paragraph 10.e.iii.	13,452	15,197	28,649
(l)	Total (g + h + k)	$24,715	$20,697	$45,412

The changes in total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluations were as follows:

(m)	Total adjusted capital	$47,315
(n)	RBC authorized control level	$7,035

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs is as follows:

	Ordinary	Capital	Total
For the year ended December 31, 2011:
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	1.94%	1.94%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	1.94%	1.94%

For the year ended December 31, 2010:
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	0.00%	0.00%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	0.00%	0.00%

Change:
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	1.94%	1.94%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	1.94%	1.94%

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and statutory surplus as a result of the application of SSAP No. 10R, paragraph 10.e. is as follows:

2011		Ordinary	Capital	Total
			(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$225,210	$39,280	$264,490
(b)	Admitted assets			$8,297,855
(c)	Adjusted statutory surplus *			$3,536,166
(d)	Total adjusted capital from DTAs			$3,957,897

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$18,391	$—	$18,391
(f)	Admitted assets			$18,391
(g)	Statutory surplus			$18,391

2010		Ordinary	Capital	Total
			(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$216,379	$18,583	$234,962
(b)	Admitted assets			$8,481,570
(c)	Adjusted statutory surplus *			$3,531,099
(d)	Total adjusted capital from DTAs			$3,926,466

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$2,507	$—	$2,507
(f)	Admitted assets			$2,507
(g)	Statutory surplus			$2,507

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
			(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$8,831	$20,697	$29,528
(b)	Admitted assets			$(183,715)
(c)	Adjusted statutory surplus *			$5,067
(d)	Total adjusted capital from DTAs			$31,431

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets
(f)	Admitted assets	$15,884	$—	$15,884
(g)	Statutory surplus			$15,884
				$15,884

*       As reported on the statutory balance sheet for the most recently filed statement with the Ohio Department of Insurance commissioner adjusted in accordance with SSAP 10R, Paragraph 10.b.ii.

Nonadmitted deferred tax assets did not change for the years ended December 31, 2011, 2010 and 2009, respectively.

Current income taxes for the years ended December 31, consist of the following major components:

	2011	2010	2009
	(In Thousands)
Federal	$(2,101)	$(2,860)	$6,783
Foreign	365	—	—
Subtotal	(1,736)	(2,860)	6,783
Federal income tax on net capital gains	35,371	11,783	27,556
Utilization of capital loss carry-forwards	—	—	—
Other	(11,770)	(6,027)	(6,649)
Federal and foreign income taxes incurred	$21,865	$2,896	$27,690

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

			2011	2010	Change
			(In Thousands)
Deferred tax assets:
(a)	Ordinary:
	(1)	Discounting of unpaid losses	$—	$—	$—
	(2)	Unearned premium revenue	—	—	—
	(3)	Policyholder reserves	57,707	51,504	6,203
	(4)	Investments	3,769	—	3,769
	(5)	Deferred acquisition costs	33,134	33,979	(845)
	(6)	Policyholder dividends accrual	9,579	9,784	(205)
	(7)	Fixed assets	1,201	2,878	(1,677)
	(8)	Compensation and benefits accrual	114,600	113,309	1,291
	(9)	Pension accrual	17,202	—	17,202
	(10)	Receivables – nonadmitted	731	971	(240)
	(11)	Net operating loss carry-forward	—	—	—
	(12)	Tax credit carry-forward	—	—	—
	(13)	Other	5,678	6,461	(783)
	(14)	Subtotal	243,601	218,886	24,715
(b)	Statutory valuation allowance adjustment		—	—	—
(c)	Nonadmitted		—	—	—
(d)	Admitted ordinary deferred tax assets (a14 – b – c)		243,601	218,886	24,715
(e)	Capital:
	(1)	Investments	39,280	18,583	20,697
	(2)	Net capital loss carry-forward	—	—	—
	(3)	Real estate	—	—	—
	(4)	Other	—	—	—
	(5)	Subtotal	39,280	18,583	20,697
(f)	Statutory valuation allowance adjustment		—	—	—
(g)	Nonadmitted		—	—	—
(h)	Admitted capital deferred tax assets (e5 – f – g)		39,280	18,583	20,697
(i)	Admitted deferred tax assets (d + h)		$282,881	$237,469	$45,412

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

			2011	2010	Change
			(In Thousands)
Deferred tax liabilities:
(a)	Ordinary:
	(1)	Investments	$70,185	$38,821	$31,364
	(2)	Fixed assets	4,767	4,478	289
	(3)	Deferred and uncollected premium	19,180	19,104	76
	(4)	Policyholder reserves	—	—	—
	(5)	Other	8,863	1,510	7,353
	(6)	Subtotal	102,995	63,913	39,082
(b)	Capital:
	(1)	Investments	109,798	138,441	(28,643)
	(2)	Real estate	—	—	—
	(3)	Other	—	—	—
	(4)	Subtotal	109,798	138,441	(28,643)
(c)	Deferred tax liabilities (a6 + b4)		$212,793	$202,354	$10,439

Net deferred tax assets (liabilities)			$70,088	$35,115	$34,973

Less tax (expense) benefit from unrealized gains/losses and additional minimum pension liability					51,689
Change in net deferred income taxes					$(16,716)

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense (benefit) and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2011	Tax Rate	2010	Tax Rate	2009	Tax Rate
	(In Thousands)
Provision computed at statutory rate	$73,245	35.00%	$8,224	35.00%	$18,049	35.00%
Dividends received deduction	(56,613)	(27.05)	(20,372)	(86.70)	(2,586)	(5.01)
Tax credits	(1,621)	(0.77)	(870)	(3.70)	(1,792)	(3.48)
Other invested assets	1,716	0.82	1,387	5.90	5,563	10.79
Medicare Part D	—	0.00	4,900	20.85	—	0.00
Pension plan	7,221	3.45	7,432	31.63	3,427	6.65
Pension asset	(14,000)	(6.69)	—	0.00	—	0.00
Additional minimum pension liability	(17,202)	(8.22)	—	0.00	9,814	19.03
Change in reserve valuation basis	—	0.00	12,182	51.84	—	0.00
Security transfer (1)	—	0.00	—	0.00	(54,845)	(106.35)
Other	(2,609)	(1.25)	(3,463)	(14.73)	(4,718)	(9.16)
Total	$(9,863)	(4.71)%	$9,420	40.09%	$(27,088)	(52.53)%

Federal and foreign income taxes incurred	$(13,506)	(6.45)%	$(8,887)	(37.82)%	$134	0.26%
Change in net deferred income taxes (2)	3,643	1.74	18,307	77.91	(27,222)	(52.79)
Total statutory income taxes	$(9,863)	(4.71)%	$9,420	40.09%	$(27,088)	(52.53)%

(1)          Tax effects of securities transferred to other legal entities within the tax sharing agreement.

(2)          Excludes change in net deferred income taxes on certain realized gains/losses of $(4,129), $332 and $(4,532) for the years ended December 31, 2011, 2010 and 2009, respectively.

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2011 and 2010, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $355.5 million in 2012 without seeking prior regulatory approval based on capital and surplus of $3,554.6 million at December 31, 2011.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2011, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2011, the Company has future commitments to provide additional capital contributions of $288.0 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2011, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	406,665	—	—	406,665	35.1
Not subject to discretionary withdrawal	12,782	—	740,044	752,826	64.9
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	419,447	—	740,044	1,159,491	100.0%
Less reinsurance ceded	152,075	—	—	152,075
Net annuity reserves and deposit-type contract liabilities	$267,372	$—	$740,044	$1,007,416

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives. In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$727,416	$728,185	$151,736	$199,983
Service cost	14,702	15,998	5,396	4,233
Interest cost	40,815	43,346	8,582	8,689
Medicare Part D payments received	—	—	1,778	1,869
ERRP reimbursement received	—	—	905	670
Contribution by plan participants	—	—	3,191	2,806
Actuarial (gain) loss	81,094	32,400	(6,254)	(51,146)
Benefits paid	(43,813)	(42,881)	(15,596)	(15,368)
Plan amendments	—	(49,632)	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	5,719	—
Benefit obligation at end of year	$820,214	$727,416	$155,457	$151,736

Change in plan assets:
Fair value of plan assets at beginning of year	$726,156	$667,677	$—	$—
Actual return on plan assets	17,700	101,360	—	—
Employer contribution	40,000	—	9,722	10,023
Plan participants’ contributions	—	—	3,191	2,806
Medicare Part D payments received	—	—	1,778	1,869
ERRP reimbursement received	—	—	905	670
Benefits paid	(43,813)	(42,881)	(15,596)	(15,368)
Fair value of plan assets at end of year	$740,043	$726,156	$—	$—

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010
	(In Thousands)
Funded status:
(Unfunded) overfunded obligation	$(80,171)	$(1,260)	$(155,457)	$(151,736)
Unamortized prior service cost	(38,426)	(41,745)	(24,315)	(27,258)
Unrecognized net (gain) or loss	591,315	512,727	(55,686)	(51,736)
Prepaid assets* (accrued liabilities)	$472,718	$469,722	$(235,458)	$(230,730)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$789,193	$697,234	$(155,457)	$151,736

Benefit obligation for nonvested employees:
Projected pension obligation	$6,233	$5,331	$—	$—
Accumulated benefit obligation	$4,648	$4,646	$—	$—

*Indicates nonadmitted

	Pension Benefits
	2011	2010	2009
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$14,702	$15,998	$13,266
Interest cost	40,815	43,346	41,759
Expected return on plan assets	(55,298)	(61,015)	(68,561)
Amount of recognized gains and losses	40,103	36,444	28,348
Amount of prior service cost recognized	(3,318)	1,586	1,586
Total net periodic benefit cost (benefit)	$37,004	$36,359	$16,398

	Postretirement Medical
	2011	2010	2009
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$5,396	$4,233	$5,788
Interest cost	8,582	8,689	11,311
Amount of recognized gains and losses	(2,244)	(2,922)	(76)
Amount of prior service cost recognized	(2,872)	(2,872)	(2,872)
Total net periodic benefit cost (benefit)	$8,862	$7,128	$14,151

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010

Weighted average discount rate	5.75%	6.13%	5.75%	6.13%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	7.50%	8.00%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010

Weighted average discount rate	4.90%	5.75%	4.90%	5.75%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company’s additional minimum pension liability was $49.1 million and $0.0 million at December 31, 2011 and 2010, respectively. At December 31, 2011, there was a net surplus decrease of $31.9 million resulting from a $49.1 million increase in the additional minimum pension liability partially offset by a tax benefit of $17.2 million.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was reduced from 5.75% at December 31, 2010 to 4.90% at December 31, 2011. This resulted in a $77.8 million increase in the pension benefit obligation in 2011.

Effective January 1, 2012, the Company’s postretirement benefit plan was merged with the postretirement benefit plan of Lafayette Life. The plan merger was formally approved in December of 2011, therefore, the Company increased its postretirement benefit obligation by $5.5 million to reflect its additional liability at December 31, 2011 and recorded a receivable from Lafayette Life in an equivalent amount.

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

On September 22, 2010, the Company adopted an amendment to the pension plan that changes the formula used to calculate plan participant benefits prospectively effective January 1, 2011, subject to special transition provisions applicable to participants whereby the sum of years of service and age is equal to or greater than 70. The plan amendment is expected to reduce the annual service cost accrued and participant benefits paid by the pension plan in future years. The impact to future service cost accrued and participant benefits paid will depend on various factors including length of service and retirement age. The plan amendment resulted in a $49.6 million decrease in the pension benefit obligation in 2010.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2011 and 2010, and the target allocation for 2011 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2011	2011	2010
Asset category:
Equity securities	47%	54%	59%
Fixed income securities	40	20	21
Short-term investments	—	—	—
Other	13	26	20
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status,

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets primarily include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

68

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,138	$12,138	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,635	—	3,635	—
Corporate securities	93,991	—	93,991	—
Residential mortgage-backed securities	21,054	—	21,054	—
Commercial mortgage-backed securities	18,456	—	18,456	—
Equity securities:
Common equity	260,862	260,862	—	—
Mutual funds	140,872	140,872	—	—
Other invested assets:
Private equity and fixed income funds	156,745	—	—	156,745
Surplus notes	2,118	—	2,118	—
Other assets	30,172	—	9,270	20,902
Total plan assets	$740,043	$413,872	$148,524	$177,647

69

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2010:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,502	$9,502	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	4,203	—	4,203	—
Debt securities issued by foreign governments	1,215	—	1,215	—
Corporate securities	96,649	—	96,649	—
Residential mortgage-backed securities	18,623	—	18,623	—
Commercial mortgage-backed securities	14,072	—	14,072	—
Equity securities:
Common equity	285,674	285,674	—	—
Mutual funds	143,260	143,260	—	—
Other invested assets:
Private equity and fixed income funds	133,948	—	—	133,948
Other assets	19,010	—	8,606	10,404
Total plan assets	$726,156	$438,436	$143,368	$144,352

70

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2011	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2011
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$133,948	$10,348	$—	$12,449	$—	$—	$156,745
Other assets	10,404	10,498	—	—	—	—	20,902
Total	$144,352	$20,846	$—	$12,449	$—	$—	$177,647

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$20,576	$—	$—	$(8,127)	$12,449

71

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

		Actual Return Gains
		(Losses) on Plan Assets
		Relating to
	Beginning	Assets Still	Relating to		Transfers	Ending
	Assets as of	Held at the	Assets Sold	Purchases,	In (Out)	Assets as of
	January 1,	Reporting	During the	Sales and	of	December 31,
	2010	Date	Period	Settlements	Level 3	2010
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$119,298	$14,425	$—	$225	$—	$133,948
Other assets	10,404	—	—	—	—	10,404
Total	$129,702	$14,425	$—	$225	$—	$144,352

For measurement purposes of the postretirement benefit obligation, a 5.75% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2011. The rate was assumed to decrease gradually to 4.75% for 2016 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2011, by $17.3 million and $(14.8) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2011 by $1.9 million and $(1.6) million, respectively.

The Company made contributions to the postretirement medical plan of $12.4 million in 2011 and expects to contribute $107.4 million between 2012 and 2021, inclusive. The Company received $1.8 million of subsidies in 2011 and expects to receive $2.3 million of subsidies in 2012 related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. Effective January 1, 2013, the Company’s postretirement medical plan will no longer collect the Medicare Part D Subsidy.

72

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

At December 31, 2011, the assets of the Company’s pension include approximately $101.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $144.9 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $7.7 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2010, the assets of the Company’s pension include approximately $98.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $124.2 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $9.2 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2011, future benefit payments for the pension plan are expected as follows (in millions):

2012	$44.8
2013	45.4
2014	45.9
2015	46.6
2016	47.5
Five years thereafter	250.0

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2012	$12.0
2013	11.2
2014	11.2
2015	11.1
2016	11.0
Five years thereafter	50.8

The Company does not anticipate a required contribution to the pension plan during 2012. The Company expects to contribute approximately $12.0 million during 2012 to its postretirement medical plan.

73

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. Total Company contributions to the defined contribution plan were $3.6 million, $1.7 million, and $1.8 million for 2011, 2010 and 2009, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2011 were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$8,467	$498
Ordinary renewal	79,086	53,564
Accident and health renewal	628	424
Assumed investment type contracts	745	745
Total	$88,926	$55,231

74

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2011

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$126,216	$132,508	$126,216
States, municipalities and political subdivisions	498,599	530,323	498,599
Foreign governments	41,918	45,375	41,918
All other corporate bonds	2,689,078	3,018,883	2,689,078
Preferred stocks	117	120	117
Total fixed maturities	3,355,928	3,727,209	3,355,928

Equity securities
Common stocks:
Industrial, miscellaneous and all other	727,636	968,676	968,676

Mortgage loans on real estate	37,631		37,631
Real estate	31,776		31,766
Policy loans	173,728		173,728
Other long-term investments	145,118		145,118
Cash, cash equivalents and short-term investments	281,699		281,699
Total investments	$4,753,516		$4,994,546

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

75

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2011
Individual life	$2,525,123	$—	$31,869	$244,963	$195,796	$224,913	$92,861
Individual health	218,463	2,378	3,746	28,261	15,287	17,528	16,793	$28,234
Group life and health	86,182	—	1,283	3,605	3,133	7,780	149	—
Annuity	10,454	—	10,727	3,540	645	163,850	1,120
Corporate and other	—	—	—	—	227,752	—	45,416
	$2,840,222	$2,378	$47,625	$280,369	$442,613	$414,071	$156,339

Year ended December 31, 2010
Individual life	$2,512,010	$—	$28,890	$249,087	$196,920	$230,179	$92,852
Individual health	220,824	2,577	3,768	30,327	15,484	5,767	17,026	$30,308
Group life and health	84,040	—	555	4,854	1,858	8,144	122	—
Annuity	10,999	—	14,413	1,987	690	126,870	752
Corporate and other	—	—	—	—	86,252	—	42,933
	$2,827,873	$2,577	$47,626	$286,255	$301,204	$370,960	$153,685

Year ended December 31, 2009
Individual life	$2,492,541	$—	$28,639	$250,726	$196,365	$231,431	$94,192
Individual health	236,573	2,887	3,685	32,469	16,108	(2,339)	18,300	$32,482
Group life and health	117,101	—	763	3,756	3,161	9,233	217	—
Annuity	12,163	—	10,981	(486)	783	126,316	1,220
Corporate and other	—	—	—	—	48,241	—	39,597
	$2,858,378	$2,887	$44,068	$286,465	$264,658	$364,641	$153,526

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

76

The Western and Southern Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2011
Life insurance in force	$16,480,336	$2,247,848	$477,216	$14,709,704	3%
Premiums:
Individual life	$245,282	$1,501	$1,182	$244,963	0%
Individual health	32,408	4,147	—	28,261	—
Group life and health	3,605	—	—	3,605	—
Annuity	248	—	3,292	3,540	93%
	$281,543	$5,648	$4,474	$280,369	2%

Year ended December 31, 2010
Life insurance in force	$16,870,507	$2,383,505	$441,468	$14,928,470	3%
Premiums:
Individual life	$249,741	$1,589	$934	$249,086	0%
Individual health	34,622	4,295	—	30,327	—
Group life and health	4,855	—	—	4,855	—
Annuity	83	—	1,904	1,987	96%
	$289,301	$5,884	$2,838	$286,255	1%

Year ended December 31, 2009
Life insurance in force	$17,146,167	$2,514,058	$455,573	$15,087,682	3%
Premiums:
Individual life	$251,528	$1,621	$819	$250,726	0%
Individual health	36,829	4,360	—	32,469	—
Group life and health	3,756	—	—	3,756	—
Annuity	107	—	(593)	(486)	122%
	$292,220	$5,981	$226	$286,465	0%

77

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of National Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2011

Statements of Operations for the Year Ended December 31, 2011

Statements of Changes in Net Assets for the Years Ended December 31, 2011 and 2010

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2011 and 2010

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2011 and 2010

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.               Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2.               Not Applicable.

3.

a.               Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.              Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

4.

a.               Form of owner driven variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.

b.              Form of death benefit rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

1

c.               Form of individual guaranteed lifetime withdrawal benefit rider.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.

d.              Form of spousal guaranteed lifetime withdrawal benefit rider.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.

e.               Form of traditional and SEP IRA endorsement.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

5.

a.               Form of Application for Owner Driven Contract.  Incorporated by reference to Exhibit 99.5(A) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

b.              Form of New York Application for Owner Driven Contract.  Incorporated by reference to Exhibit 99.5(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

6.

a.               Certificate of Incorporation of National Integrity.    Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.              By-Laws of National Integrity.    Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

7.               Not applicable.

8.

a.               Participation Agreement among National Integrity, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.

b.              Daily Valuation Agency Agreement between National Integrity and The Vanguard Group, Inc.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.

c.               Voting Agreement between National Integrity and The Vanguard Group, Inc. effective December 1, 2010.   Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.

d.              Voting Agreement between National Integrity and BlackRock, Inc. effective December 1, 2010.   Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.

e.               Access Agreement between National Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

f.                 ETF xChange Authorization between National Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

g.              Custodial Agreement between National Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm, filed herewith.

11.         Not applicable.

12.         Not applicable.

13.         Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, Eugene P. Ruehlmann, George V. Voinovich, George H. Walker, III, and Thomas L. Williams, each dated December 20, 2011.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed December 28, 2011.

2

14.         Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

Item 25.       Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Robert L. Walker	Director
Donald J. Wuebbling	Director
Daniel J. Downing(2)	Director, Vice President
Dale Patrick Hennie(3)	Director
Eric C. Fast(4)	Director
Cameron F. MacRae III(5)	Director
Newton Phelps Stokes Merrill(6)	Director
George R. Bunn Jr.(7)	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Daniel J. Downing(2)	Director, Senior Vice President
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark E. Caner(1)	Senior Vice President
Scott W. Edblom(1)	Vice President
Terrie A. Wiedenheft(1)	Vice President
John P. Ciprio(2)	Vice President
Brian A. Eichhold	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Lori A. Rochford	Assistant Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
Michael W. Collier	Manager, Financial Services
Marvin J. Cox, Jr.(1)	Manager, New Business
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer

3

Sharon Cummings(1)	Licensing Officer
Brenda L. Elliott(1)	Manager, Licensing
Dawn M. Baca-Travis(2)	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(3) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(4) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(5) Principal Business Address: 125 West 55th Street, New York, NY 10019

(6) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(7) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                     Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate ownership entities
Axis Perimeter Center GP, LLC	Ohio	LLC	100% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Baton Rouge Cottages Investor, LLC	Ohio	LLC	100% owned by Baton Rouge Housing Holdings, LLC	real estate ownership entities
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Canal Senate Apartments, LLC	Indiana	LLC	100% owned by WSLIC	owns/operates real estate
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	broker-dealer and registered investment advisor
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	real estate ownership entities
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real

4

Affiliate	State	Entity	Ownership	Type of Business
estate
Centreport Partners LP	Texas	Limited Partnership	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by CLIC	insurance agency
Columbus Life Insurance Company (CLIC)	Ohio	Corporation	100% owned by WSLIC
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	Limited Partnership	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund

5

Affiliate	State	Entity	Ownership	Type of Business
Fort Washington Private Equity Investors VII, L.P.	Delaware	Limited Partnership	general partner is FWPEI VII GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	Limited Partnership	General Partner is FWPEO II GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VII
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galleria Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	100% owned by Vinings Trace, LLC	real estate ownership entities
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate ownership entities
GS Yorktown Apartments, LP	Delaware	Limited Partnership	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
IFS Agency Services, Inc.	Delaware	Corporation	100% owned by IFS Financial Services, Inc.	insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	development and marketing of financial products for distribution
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing services
Integrity Life Insurance Company	Ohio	Corporation	100% owned by WSLIC
IR Mall Associates, Ltd.	Florida	Limited Partnership	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund

6

Affiliate	State	Entity	Ownership	Type of Business
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	Limited Partnership	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	Ohio	LLC		ownership of real estate
LLIA, Inc.	Indiana	Corporation	100% owned by LLIC	insurance agency
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	100% owned by WSLIC	real estate ownership entities
Meritage Apartments Investors, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
NEO Capital Fund, LP	Delaware	Limited Partnership	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	100% owned by WSLAC	real estate ownership entities
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	owns/operates real estate
NP Cranberry Hotel Investor, LLC	Ohio	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	Limited Partnership	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	ownership of real estate
OTR Transitional Housing, L.P.	Ohio	Limited Partnership	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	Limited Partnership	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	Limited Partnership	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by Fort Washington Investment Advisors, Inc.	private equity fund management

7

Affiliate	State	Entity	Ownership	Type of Business
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate ownership entities
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Queen City Square Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate ownership entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Seasons Health Care Limited Partnership	Ohio	Limited Partnership	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
Sedona Apartments, LP	Texas	Limited Partnership	0.1% owned by Sedona Apts GP, LLC, 58.54% owned by Sedona Apartments Investors, L.P. and 41.36% owned by Meritage Apartments Investors, LLC	real estate ownership entities
Sedona Apts GP, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Sedona Apts Investors L.P.	Texas	Limited Partnership	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Seventh and Culvert Garage, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entities
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity
Siena Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings LLC; 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 29% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate

8

Affiliate	State	Entity	Ownership	Type of Business
SPX Holding LLC	Ohio	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	Ohio	LLC	50% owned by W&SFG	Airplane ownership/leasing
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
The Lafayette Life Insurance Company (LLIC)	Ohio	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	Ohio	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	insurance agency

9

Affiliate	State	Entity	Ownership	Type of Business
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	Ohio	LLC	100% owned by a trust for Separate Account A	real estate ownership entities
Wright Executive Hotel Limited Partners	Ohio	Limited Partnership	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate

10

Affiliate	State	Entity	Ownership	Type of Business
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	ownership of real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	ownership of real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	real estate ownership entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities

Item 27.                Number of Contract Owners

As of March 7, 2012, 52 qualified and 0 non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.                Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 29.                Principal Underwriters

(a)                Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)                     The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling(1)	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Joseph G. Melcher	Chief Compliance Officer
James J. Vance(1)	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)                                              Not applicable.

Item 30.                    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31.                    Management Services

There are currently no management-related services provided to the Registrant.

Item 32.                    Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

12

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, National Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

13

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 20th day of April, 2012.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 20th day of April 2012.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 20, 2012

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 20, 2012

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 20, 2012

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 20, 2012	April 20, 2012

/s/ Edward J. Babbitt	/s/ Robert L. Walker
Edward J. Babbitt	Robert L. Walker
April 20, 2012	April 20, 2012

/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 20, 2012	April 20, 2012

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 20th day of April, 2012.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 20, 2012

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 20, 2012

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 20, 2012

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 20, 2012	Eugene P. Ruehlmann
April 20, 2012

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 20, 2012	April 20, 2012

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 20, 2012	April 20, 2012

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 20, 2012